As filed with the Securities and Exchange Commission on May 1, 2003

                                                              File No. 333-23171
                                                                       811-04721
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       Pre-Effective Amendment No.                                           [ ]

       Post-Effective Amendment No. 14                                       |X|
                                    --

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

       Amendment No. 1                                                       |X|
                    ---

                        (Check appropriate box or boxes.)

                                   ----------

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                           (Exact Name of Registrant)

                                   ----------

                         PHOENIX LIFE INSURANCE COMPANY

                               (Name of Depositor)

                                   ----------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)

                                   ----------

                              John R. Flores, Esq.
                         Phoenix Life Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)

                                   ----------


   It is proposed that this filing will become effective (check appropriate box) [X] immediately upon filing pursuant to paragraph (b) of Rule 485
   | | on ___________ pursuant to paragraph (b) of Rule 485
   [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
   [ ] on ___________ pursuant to paragraph (a)(1) of Rule 485
   If appropriate, check the following box:
   [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                               ----------

================================================================================

                                                                     [VERSION A]
                                 ESTATE EDGE(R)

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY

PROSPECTUS                                                           MAY 1, 2003


This prospectus describes a survivorship flexible premium variable universal life insurance policy. The policy provides lifetime insurance protection on the lives of two insureds. You may allocate premiums and policy value to the Guaranteed Interest Account and/or one or more of the subaccounts of the Phoenix Life Variable Universal Life Account. The subaccounts purchase, at net asset value, shares of the following funds:


THE PHOENIX EDGE SERIES FUND
----------------------------

[diamond] Phoenix-Aberdeen International Series

[diamond] Phoenix-AIM Mid-Cap Equity Series
[diamond] Phoenix-Alliance/Bernstein Enhanced Index Series

[diamond] Phoenix-Alliance/Bernstein Growth + Value Series [diamond] Phoenix-Duff & Phelps Real Estate Securities Series [diamond] Phoenix-Engemann Capital Growth Series
[diamond] Phoenix-Engemann Small & Mid-Cap Growth Series [diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series [diamond] Phoenix-Hollister Value Equity Series
[diamond] Phoenix-Janus Flexible Income Series
[diamond] Phoenix-Kayne Large-Cap Core Series
[diamond] Phoenix-Kayne Small-Cap Quality Value Series [diamond] Phoenix-Lazard International Equity Select Series [diamond] Phoenix-Lazard Small-Cap Value Series
[diamond] Phoenix-Lazard U.S. Multi-Cap Series
[diamond] Phoenix-Lord Abbett Bond-Debenture Series
[diamond] Phoenix-Lord Abbett Large-Cap Value Series [diamond] Phoenix-Lord Abbett Mid-Cap Value Series
[diamond] Phoenix-MFS Investors Growth Stock Series
[diamond] Phoenix-MFS Investors Trust Series
[diamond] Phoenix-MFS Value Series

[diamond] Phoenix-Northern Dow 30 Series
[diamond] Phoenix-Northern Nasdaq-100 Index(R) Series

[diamond] Phoenix-Oakhurst Growth and Income Series
[diamond] Phoenix-Oakhurst Strategic Allocation Series
[diamond] Phoenix-Sanford Bernstein Global Value Series
[diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series
[diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond] Phoenix-Seneca Mid-Cap Growth Series
[diamond] Phoenix-Seneca Strategic Theme Series
[diamond] Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Premier Equity Fund


THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------

[diamond] Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II

[diamond] Federated High Income Bond Fund II - Primary Shares


FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond] VIP Contrafund(R) Portfolio
[diamond] VIP Growth Opportunities Portfolio
[diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond] Mutual Shares Securities Fund

[diamond] Templeton Developing Markets Securities Fund *

[diamond] Templeton Foreign Securities Fund

[diamond] Templeton Global Asset Allocation Fund *

[diamond] Templeton Growth Securities Fund


SCUDDER INVESTMENT VIT FUNDS - CLASS A
--------------------------------------

[diamond] Scudder VIT EAFE(R) Equity Index Fund
[diamond] Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
[diamond] Technology Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger Foreign Forty
[diamond] Wanger International Small Cap
[diamond] Wanger Twenty
[diamond] Wanger U.S. Smaller Companies



* Not available for new investors



--------------------------------------------------------------------------------

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:        [envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                                    PO Box 8027
                                                                    Boston, MA 02266-8027

                                                        [telephone] VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
                                                                    800/541-0171

It may not be in your best interest to purchase a policy to replace an existing life insurance policy or annuity contract. You must understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any income taxes.

The policy is neither a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured or endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency.


Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.

The Securities and Exchange Commission ("SEC") has neither approved nor disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus provides important information that you should know before investing.
--------------------------------------------------------------------------------
    Read and keep this prospectus for future reference.

                                TABLE OF CONTENTS

 Heading                                                  Page
--------------------------------------------------------------------------------
RISK/BENEFIT SUMMARY .................................     4
   Policy Benefits ...................................     4
   Policy Risks ......................................     4

FEE TABLES ...........................................     6
   Transaction Fees ..................................     6
   Periodic Charges Other than Fund Operation
    Expenses..........................................     7
   Annual Fund Expenses...............................     8
PHOENIX LIFE INSURANCE COMPANY .......................     9
THE PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
   (THE "ACCOUNT") ...................................     9
   Performance History ...............................     9
VOTING RIGHTS ........................................     9
   The Guaranteed Interest Account ...................     9
CHARGES AND DEDUCTIONS................................    10
   General ...........................................    10
   Charges Deducted from Premium Payments.............    10
   Periodic Charges ..................................    10
   Mortality and Expense Risk Charge .................    12
   Conditional Charges ...............................    12
   Transfer Charge ...................................    13
   Other Tax Charges .................................    13
   Fund Charges.......................................    13
THE POLICY ...........................................    13
   Contract Rights: Owner, Insureds, Beneficiary .....    13
   Contract Limitations...............................    13
   Purchasing a Policy................................    13
GENERAL ..............................................    15
   Postponement of Payments ..........................    15
   Optional Insurance Benefits .......................    15
   Death Benefit......................................    16
PAYMENT OF PROCEEDS ..................................    16
   Surrender and Death Benefit Proceeds ..............    16
   Payment Options ...................................    17
   Surrenders.........................................    17
   Transfer of Policy Value...........................    18
   Policy Loans.......................................    19
   Lapse..............................................    20
FEDERAL INCOME TAX CONSIDERATIONS ....................    20

   Modified Endowment Contracts ......................    21
FINANCIAL STATEMENTS..................................    22

APPENDIX A - INVESTMENT OPTIONS.......................   A-1

RISK/BENEFIT SUMMARY
--------------------------------------------------------------------------------
This summary does not contain all of the detailed information that may be important to you. Please read the entire prospectus carefully before you decide to purchase a policy.

POLICY BENEFITS

DEATH BENEFITS
The policy is first and foremost, a life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary upon the death of the last surviving insured under the policy.

You will choose a death benefit when you apply for a policy:


[diamond] Option 1 is equal to the policy's face amount on the date of death of the last surviving insured, or, if greater, the minimum death benefit on that date.

[diamond] Option 2 equals the face amount on the date of death of the last surviving insured plus the policy value, or, if greater, the minimum death benefit on that date.


You may change your Death Benefit Option at any time. Death Benefit Option 1 applies if you do not choose an option.

After the first year, you may reduce the face amount. Certain restrictions apply, and generally, the minimum face amount is $250,000.

The minimum death benefit is equal to the policy value on the date of death of the last surviving insured increased by a percentage taken from a table in the policy based on the policy year and the last surviving insured person's age.

Death Benefit at Endowment. After age 100 of the younger insured, the death benefit equals policy value, and no more monthly deductions will be made. This allows you to keep the policy in force until the second death.

Also available, is the Guaranteed Death Benefit Rider, an additional insurance option that you may purchase by paying specified premiums.


LOANS AND SURRENDERS

Generally, you may take loans against 90% of the policy's cash surrender value subject to certain conditions.

You may partially surrender any part of the policy anytime. A partial surrender fee will apply and a separate surrender charge may also be imposed.

You may fully surrender this policy anytime for its cash surrender value. A surrender charge may be imposed.


TEMPORARY INSURANCE COVERAGE

We will issue you a Temporary Insurance Receipt when you submit the complete, signed application and issue premium. This will provide you with immediate insurance protection under the terms set forth in the policy and in the Receipt.

FLEXIBLE PREMIUMS
The only premiums you must pay are the issue premium and any payments that may be required to prevent policy lapse.

OPTIONAL INSURANCE BENEFITS
The following benefits may be available to you by rider:

[diamond] Disability Benefit Rider

[diamond] Four Year Survivorship Term Rider

[diamond] Conditional Exchange Option Rider

[diamond] Policy Split Option Rider

[diamond] Guaranteed Death Benefit Rider (not available with policies issued on or after January 27, 2003)

[diamond] Conversion to Universal Life Rider

[diamond] Age 100+ Rider

[diamond] LifePlan Options Rider

[diamond] Estate Term Rider


Availability of these riders depends upon state approval and may involve extra cost.

YOUR RIGHT TO CANCEL THE POLICY
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within 10 days after you receive it, or within 45 days of signing the application. Your state may require a longer period.

POLICY RISKS


VARIATIONS
The policy is subject to laws and regulations in every state where the policy is sold and the terms of the policy may vary from state to state.

SUITABILITY RISK
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. Surrender charges apply during the first ten years; therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of the policy value during the first several policy years.

TAX EFFECTS
Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE
Your policy will remain in force as long as the cash surrender value is enough to pay the monthly charges incurred under the policy. If the cash surrender value is no longer enough to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.


Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK
A comprehensive discussion of the risks of each fund purchased by a subaccount of the Phoenix Life Variable Universal Life Account may be found in the funds' prospectuses. Each series is subject to market fluctuations and the risks inherent with ownership of securities. There is no assurance that any series will achieve its stated investment objective.

THE FOLLOWING TABLES DESCRIBE THE FEES, AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

FEE TABLES
------------------------------------------------------------------------------------------------------------------------------------

                                                         TRANSACTION FEES
------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
SALES CHARGE(1)                  Upon premium payment         We charge up to 20% of the premium payment.
------------------------------------------------------------------------------------------------------------------------------------
PREMIUM TAX CHARGE               Upon premium payment         2.25% of each premium for nonqualified plans.

                                                              1.50% of each premium for qualified plans.
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL TAX CHARGE               Upon premium payment         1.50% of each premium payment.
------------------------------------------------------------------------------------------------------------------------------------
ISSUE EXPENSE CHARGE             On Policy Date and monthly   $600 which is deducted at a rate of $50 per month for 12 months.
                                 on Monthly Calculation Day
                                 during 12 policy months
                                 following issue. We will
                                 deduct any unpaid balance
                                 in the event of lapse or
                                 termination.
------------------------------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE(2)              Upon Full Surrender during   Up to 100% of the Target Annual Premium (TAP). The TAP is
                                 the first 9 policy years.    established at issue by an arithmetic formula based on personal
                                 Charge does not apply to a   information (age, gender, risk class) and face amount of insurance
                                 policy lapse                 coverage. A complete display of the surrender charges is provided in the contract.
------------------------------------------------------------------------------------------------------------------------------------
PARTIAL SURRENDER CHARGE         Upon Partial Surrender or    For a partial surrender:
                                 a reduction In the policy    The charge that would face amount apply upon a full surrender
                                 face amount                  multiplied by the partial surrender amount divided by the result of subtracting the full surrender charge from the policy value.

                                                              For a decrease in face amount:
                                                              The charge that would apply upon a full surrender multiplied by the decrease in face amount divided by the prior to the decrease.
------------------------------------------------------------------------------------------------------------------------------------
PARTIAL SURRENDER FEE(3)         Upon Partial Surrender       2.00% of the amount withdrawn.
------------------------------------------------------------------------------------------------------------------------------------
TRANSFER CHARGE                  Upon Transfer                At present, we do not charge for transfers between investment options; however, we reserve the right to charge up to $10 per transfer after the first two transfers in any given policy year.
------------------------------------------------------------------------------------------------------------------------------------

(1) The maximum sales charge of 20% applies only during the first policy year and only on premium amounts up to the Target Annual Premium ("TAP"). We deduct a sales charge of 5% of premiums in excess of TAP during the first policy year, and on all other premiums. TAP is the greater of (a) the level premium required to mature the policy, computed at an interest rate of 6.5% and assuming current mortality and expense risk charges, or (b) $1,200. We will determine the TAP before we issue the policy, and it will be based on the policy face amount, and the ages of those insured by the policy.
(2) The maximum surrender charge applies during the 6 years after we issue the policy. After that the surrender charge decreases each year, eventually becoming 0% in the 10th policy year. Your policy will contain a table of surrender charges that apply to your policy. We provide a table of maximum surrender charges for each policy year in the "Charges and Deductions" section.
(3) We limit this fee to a maximum of $25.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

               PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE(1)             On Policy Date and monthly
                                 on each Monthly Calculation
                                 Day
------------------------------------------------------------------------------------------------------------------------------------
    Minimum and Maximum                                       $0.0001 - $83.33 per $1,000 of net amount at risk(2). We will
    Charges                                                   increase this charge as the insured people age.
------------------------------------------------------------------------------------------------------------------------------------
    Example for a male age 45                                 $0.0002 per $1,000 of net amount at risk(2). We will increase this
    and female age 42 both in                                 charge as they age.
    the nonsmoker premium class
------------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATIVE CHARGE            On each monthly processing   $20 per month for policies with face amounts up to $400,000.
                                 day for the first 10         $0.05 per $1,000 of face amount for policies with face amounts
                                 policy years.                greater than $400,000, but less than $1,600,000.
                                                              $80 per month for policies with face amounts greater than $1,600,000.
------------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK       Daily.                       Maximum of 0.80% of average daily net assets on an annual basis.
CHARGE(3)
------------------------------------------------------------------------------------------------------------------------------------
LOAN INTEREST CHARGED(4)         Interest accrues daily and   The maximum net cost to the policy is 2.00% of the loan balance.
                                 is due on each policy
                                 anniversary. If not paid on
                                 that date, we will treat the
                                 accrued interest as another
                                 loan against the policy.
------------------------------------------------------------------------------------------------------------------------------------
OTHER TAX CHARGES                When we become liable for    We currently do not charge for taxes, however we reserve the right
                                 taxes                        to impose a charge should we become liable for taxes in the future.
                                                              Possible taxes would include state or federal income taxes on investment gains of the Account and would be included in our calculation of subaccount values.
------------------------------------------------------------------------------------------------------------------------------------
                                                    OPTIONAL INSURANCE BENEFITS
------------------------------------------------------------------------------------------------------------------------------------
FOUR-YEAR SURVIVORSHIP           On Rider Policy Date, and
TERM RIDER(1)                    monthly on each Monthly
                                 Calculation Day
------------------------------------------------------------------------------------------------------------------------------------
    Minimum and Maximum                                       $0.01 - $20.27 per $1,000 of rider face amount.
    Charges
------------------------------------------------------------------------------------------------------------------------------------
    Example for a male age                                    $0.01 per $1,000 of rider face amount.
    45 and female age 42 both
    in the nonsmoker
    premium class
------------------------------------------------------------------------------------------------------------------------------------
                                 On Rider Policy Date and
ESTATE TERM RIDER(1)             monthly on each Monthly
                                 Calculation Day
------------------------------------------------------------------------------------------------------------------------------------
    Minimum and Maximum Charges                               $0.0003 - $83.33 per $1,000 of term rider face amount.
------------------------------------------------------------------------------------------------------------------------------------
   Example for a male age 45                                  $0.001 per $1,000 of term rider face amount
    and female age 42 both in
    the nonsmoker premium class
------------------------------------------------------------------------------------------------------------------------------------
CONDITIONAL EXCHANGE OPTION      On each Monthly              $0.03 per $1,000 of total face amount.
RIDER                            Calculation Day
------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED DEATH BENEFIT RIDER   On each Monthly              $0.01 per $1,000 of base policy face amount.
(not available after 1/27/03)    Calculation Day beginning
                                 in policy year 11.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
LIFEPLAN OPTIONS RIDER           We do not charge for this    We describe this rider later under "Additional Rider Benefits".
                                 rider.
------------------------------------------------------------------------------------------------------------------------------------
POLICY SPLIT OPTION RIDER        We do not charge for this    You must provide evidence of insurability. We describe this rider
                                 rider.                       later under "Additional Rider Benefits."
------------------------------------------------------------------------------------------------------------------------------------
CONVERSION TO UNIVERSAL          We do not charge for this    We describe this rider later under "Additional Rider Benefits".
LIFE RIDER                       rider.
------------------------------------------------------------------------------------------------------------------------------------
DISABILITY BENEFIT RIDER(5)      On Rider Policy Date, and
                                 monthly on each Monthly
                                 Calculation Day
------------------------------------------------------------------------------------------------------------------------------------
    Minimum and Maximum                                       $0.22 - $0.82 per $100 of annual benefit.
    Charges
------------------------------------------------------------------------------------------------------------------------------------
    Example for a male age 45                                 $0.33 and $0.36 respectively, per $100 of annual benefit.
    and female age 42 both in
    the nonsmoker premium class
------------------------------------------------------------------------------------------------------------------------------------
AGE 100+ RIDER                   We do not charge for this    We describe this rider later under "Additional Rider Benefits".
                                 rider.
------------------------------------------------------------------------------------------------------------------------------------

(1) These charges will depend on the personal information of those insured under the policy (i.e. age, gender and premium class) and the net amount at risk (see (2), next). The charges will increase as those insured under the policy age. The charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the maximum guaranteed charges. We will provide more detailed information upon request. Before you purchase the policy, you may request personalized illustrations of your future benefits under the policy based upon the personal information of those to be insured by the policy, the death benefit option, face amount, planned periodic premiums, and any optional riders you request.
(2) The "net amount at risk" is the difference between the policy value and the death benefit that would be payable at the time.
(3) At present, we reduce this charge to 0.25% in policy year 16 and after. We do not deduct this charge from amounts allocated to the Guaranteed
    Interest Account.
(4) Depencing on state of issue and policy year, we charge loan interest from 2.50% to 6.00% of the outstanding loan but we credit the loaned portion of the Guaranteed Interest Account from 2% to 4% with the maximum possible difference between the rate we charge and the rate we credit of 2.00%. At our current rates the cost to the policy is between 0.50% and 2.00% of the outstanding loan balance annually, depending on policy year. We provide more information on rates in the "Charges and Deductions" section and in the "Loans" section.
(5) This charge depends on age when the rider is issued, but does not increase.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



                                                       Minimum           Maximum

Total Annual Fund Operating Expenses(1)                 0.32%     -       22.60%
(expenses that are deducted from a fund's assets, including management fees, distribution and/or
12b-1 fees, and other expenses)

(1) We have provided the total and net fund operating expenses for each available investment portfolio in the following tables.

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/02)

------------------------------------------------------------------------------------------------------------------------------
                                                                        Rule
                                                      Investment        12b-1      Other Operating       Total Annual Fund
                     Series                         Management Fee      Fees          Expenses               Expenses
------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                          0.75%           N/A            0.30% (5)               1.05%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                              0.85%           N/A            2.58% (3)               3.43%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index               0.45%           N/A            0.28% (2)               0.73%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value               0.85%           N/A            2.91% (3)               3.76%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities            0.75%           N/A            0.37% (4)               1.12%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                         0.65%           N/A            0.10% (3)               0.75%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                 0.90%           N/A            1.32% (4)               2.22%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                            0.40%           N/A            0.16% (3)               0.56%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income               0.50%           N/A            0.19% (3)               0.69%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity                          0.70%           N/A            0.31% (3)               1.01%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income                           0.80%           N/A            0.54% (3)               1.34%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core (6)                        0.70%           N/A           13.62% (1)              14.32%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value (6)               0.90%           N/A           21.70% (1)              22.60%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select (6)          0.90%           N/A            9.36% (1)              10.26%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value (6)                      0.90%           N/A            5.26% (1)               6.16%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap (6)                       0.80%           N/A            7.34% (1)               8.14%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture (6)                  0.75%           N/A            6.28% (1)               7.03%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value (6)                 0.75%           N/A            8.51% (1)               9.26%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value (6)                   0.85%           N/A            9.20% (1)              10.05%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                      0.75%           N/A            0.23% (3)               0.98%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                             0.75%           N/A            4.73% (3)               5.48%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                       0.75%           N/A            1.84% (3)               2.59%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                 0.35%           N/A            0.76% (3)               1.11%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                    0.35%           N/A            2.37% (3)               2.72%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                      0.70%           N/A            0.25% (3)               0.95%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                   0.58%           N/A            0.12% (3)               0.70%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                  0.90%           N/A            1.67% (3)               2.57%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                 1.05%           N/A            0.35% (3)               1.40%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value               1.05%           N/A            0.59% (3)               1.64%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                           0.80%           N/A            0.34% (4)               1.14%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                          0.75%           N/A            0.25% (4)               1.00%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth          0.85%           N/A            8.48% (1)               9.33%(7)
------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .35% of the series' average net assets.
(5) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .40% of the series' average net assets.
(6) This series has been in existence for less than 1 year. The series' operating expense has been annualized based on actual operating expenses for the period ended December 31, 2002.
(7) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                                                          Net Annual                                                      Net Annual
                                                          ----------                                                      ----------
                                          Reimbursements     Fund                                          Reimbursements    Fund
                                          --------------     ----                                          --------------    ----
Series                                      & Waivers      Expenses  Series                                  & Waivers     Expenses
------                                      ---------      --------  ------                                  ---------     --------
Phoenix-AIM Mid-Cap Equity                    (2.33%)        1.10%   Phoenix-Lazard U.S. Multi-Cap            (7.19%)       0.95%
Phoenix-Alliance/Bernstein Enhanced Index     (0.08%)        0.65%   Phoenix-Lord Abbett Bond-Debenture       (6.13%)       0.90%
Phoenix-Alliance/Bernstein Growth + Value     (2.66%)        1.10%   Phoenix-Lord Abbett Large-Cap Value      (8.36%)       0.90%
Phoenix-Duff & Phelps Real Estate Securities  (0.02%)        1.10%   Phoenix-Lord Abbett Mid-Cap Value        (9.05%)       1.00%
Phoenix-Engemann Small & Mid-Cap Growth       (0.97%)        1.25%   Phoenix-MFS Investors Trust              (4.48%)       1.00%
Phoenix-Hollister Value Equity                (0.06%)        0.95%   Phoenix-MFS Value                        (1.59%)       1.00%
Phoenix-Janus Flexible Income                 (0.29%)        1.05%   Phoenix-Northern Dow 30                  (0.51%)       0.60%
Phoenix-Kayne Large-Cap Core                 (13.47%)        0.85%   Phoenix-Northern Nasdaq-100 Index(R)     (2.12%)       0.60%
Phoenix-Kayne Small-Cap Quality Value        (21.55%)        1.05%   Phoenix-Sanford Bernstein Global Value   (1.42%)       1.15%
Phoenix-Lazard International Equity Select    (9.21%)        1.05%   Phoenix-Sanford Bernstein Mid-Cap Value  (0.10%)       1.30%
Phoenix-Lazard Small-Cap Value                (5.11%)        1.05%   Phoenix-Sanford Bernstein                (0.34%)       1.30%
                                                                       Small-Cap Value
                                                                     Phoenix-State Street Research            (8.33%)       1.00%
                                                                       Small-Cap Growth

                  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)



----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Net Annual
                                                                  Rule                                              Fund Expenses
                                                   Investment  12b-1 or      Other                                      After
                                                   Management   Service    Operating   Total Annual  Reimbursements Reimbursements
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers      & Waivers
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%        N/A        0.24%        0.85%         (0.00%)        0.85%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                         0.61%        N/A        0.24%        0.85%         (0.00%)        0.85%
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%        N/A        0.11%        0.96%         (0.00%)        0.96%
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%      0.25% (1)    0.12%        0.97%            --            --(9)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares  0.60%      0.25% (1)    0.17%        1.02%            --            --(9)
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio (2)                      0.58%       0.10%       0.10%        0.78%            --            --(9)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio (2)               0.58%       0.10%       0.12%        0.80%            --            --(9)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio (2)                             0.58%       0.10%       0.09%        0.77%            --            --(9)
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60% (3)   0.25%       0.21%        1.06%         (0.01%)        1.05%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund         1.25%       0.25%       0.33%        1.83%         (0.00%)        1.83%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    0.70% (3)   0.25%       0.20%        1.15%         (0.02%)        1.13%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund               0.62% (3)   0.25%       0.21%        1.08%         (0.02%)        1.06%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (4)                 0.81%       0.25%       0.06%        1.12%         (0.00%)        1.12%
----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENT VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund (5)            0.45%        N/A        0.47%        0.92%         (0.27%)        0.65%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund (6)                0.20%        N/A        0.12%        0.32%         (0.02%)        0.30%
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio (7)                             0.80%        N/A        0.49%        1.29%            --            --(9)
----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty (8)                             1.00%        N/A        0.55%        1.55%         (0.10%)        1.45%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       1.24%        N/A        0.23%        1.47%         (0.00%)        1.47%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                        0.95%        N/A        0.23%        1.18%         (0.00%)        1.18%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        0.94%        N/A        0.11%        1.05%         (0.00%)        1.05%
----------------------------------------------------------------------------------------------------------------------------------

(1)  The fund has voluntarily agreed to waive the service fee.
(2) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(3) The advisor has contractually agreed (for an indefinite period of time) to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the fund's Board of Trustees and an exemptive order by the SEC. After such reductions, the management fees are .59% for the Mutual Shares Securities Fund, .68% for the Templeton Foreign Securities Fund and .60% for the Templeton Global Asset Allocation Fund.
(4) The fund administration fee is paid indirectly through the investment management fee.
(5) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .65% of the average daily net assets until April 30, 2005.
(6) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .30% of the average daily net assets until April 30, 2005.
(7) The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).
(8) The advisor has contractually agreed to limit net annual fund expenses to 1.45% of the series' average net assets until April 30, 2004.
(9) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

   Series                                                      Reimbursements & Waivers        Net Annual Fund Expenses
   ------                                                      ------------------------        ------------------------
   Federated Fund for U.S. Government Securities II                   (0.25%)                           0.72%
   Federated High Income Bond Fund II - Primary Shares                (0.25%)                           0.77%
   VIP Contrafund(R) Portfolio                                        (0.04%)                           0.74%
   VIP Growth Opportunities Portfolio                                 (0.03%)                           0.77%
   VIP Growth Portfolio                                               (0.06%)                           0.71%
   Technology Portfolio                                               (0.14%)                           1.15%

                  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)


PHOENIX LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
Phoenix Life Insurance Company is a New York stock life insurance company. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive office is at One American Row in Hartford, Connecticut. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144.

Throughout this prospectus we will refer to Phoenix Life Insurance Company as "Phoenix" and in the first person (i.e. as "we", "us", "our").



THE PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT (THE "ACCOUNT")

--------------------------------------------------------------------------------
Phoenix Life Insurance Company established the Account as a separate account under New York insurance law on June 17, 1985. The Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management, investment practices or policies of the Account or of Phoenix.

All income, gains or losses of the Account are credited to or charged against amounts placed in the Account without regard to the other income, gains and losses of Phoenix. The assets of the Account may not be charged with liabilities arising out of any other business we conduct. Phoenix is responsible for all obligations under the policies.

The Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every business day that the New York Stock Exchange is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page 1 of this prospectus. Each portfolio's investment type is given in Appendix A.

Phoenix does not guarantee the investment performance of the Account or any of its subaccounts. The policy value allocated to the Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Account.

We reserve the right to add, remove, modify, or substitute portfolios in which the Account invests.

PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.

VOTING RIGHTS
--------------------------------------------------------------------------------
We legally own all fund shares held by the subaccounts; however we vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1) the election of the fund's Trustees;

2) the ratification of the independent accountants for the fund;

3) approval or amendment of investment advisory agreements;

4) a change in fundamental policies or restrictions of the series; and

5) any other matters requiring a shareholder vote.

You may obtain an available fund's prospectus by contacting VULA at the address and telephone number given on page 1.

THE GUARANTEED INTEREST ACCOUNT
In addition to the Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

We reserve the right to limit total deposits and transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Account at any time. In general, you may make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greatest of $1,000 or 25% of the policy value in the Guaranteed Interest Account as of the date of the transfer. You may transfer the total value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] First Year: 25% of the total value

[diamond] Second Year: 33% of remaining value

[diamond] Third Year:  50% of remaining value

[diamond] Fourth Year: 100% of remaining value

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the Securities and Exchange Commission has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL
Charges are deducted in connection with the policy to compensate us for:

[diamond] our expenses in selling the policy;

[diamond] underwriting and issuing the policy;

[diamond] premium and federal taxes incurred on premiums received;

[diamond] providing the insurance benefits set forth in the policy; and

[diamond] assuming certain risks in connection with the policy.

The nature and amount of these charges are more fully described in sections below.

When we issue policies under group or sponsored arrangements, we may reduce or eliminate the:

[diamond] sales charge,

[diamond] issue expense charge;

[diamond] administrative charge; and/or

[diamond] surrender charge.

Sales to a group or through sponsored arrangement often result in lower per policy costs and often involve a greater stability of premiums paid into the policies. Under such circumstances, Phoenix tries to pass these savings onto the purchasers. The amount of reduction will be determined on a case-by-case basis and will reflect the cost reduction we expect as a result of these group or sponsored sales.

Certain charges are deducted only once, others are deducted periodically, while certain others are deducted only if certain events occur.

CHARGES DEDUCTED FROM PREMIUM PAYMENTS

SALES CHARGE
To help reimburse ourselves for a variety of expenses incurred in selling the policy (e.g., commissions, advertising, printing) we impose a sales charge on premiums paid on the policy.

The sales charge is assessed according to the following schedule:

Policy Year 1:                20% of premiums paid up to the
                              first TAP 5% of premiums in
                              excess of the TAP
Policy Years 2-10             5% of premium
Policy Years 11 and over:     0% of premiums


The Target Annual Premium (TAP) is established at the time the policy is issued and is based on the face amount and personal information (i.e. age, gender, risk class) of those insured. TAP will be the greater of: (a) the level premium required to mature the policy, computed at an interest rate of 6.5% and assuming current mortality and expenses; and (b) $1,200. The sales charge does not fully cover our total sales expenses, but we expect to recover these expenses in full over the period the policy remains in force.


PREMIUM TAX CHARGE
Various states (and counties and cities) impose a tax on premiums received by insurance companies. Premium taxes vary from state to state. Currently, these taxes range from 0.75% to 4% of premiums paid. Moreover, certain municipalities also impose taxes on premiums paid, in addition to the state taxes imposed. The premium tax charge represents an amount we consider necessary to pay all premium taxes imposed by these taxing authorities, and we do not expect to derive a profit from this charge. Policies will be assessed a tax charge equal to 2.25% of the premiums paid under nonqualified plans and 1.50% of premiums paid under qualified plans. These charges are deducted from each premium payment.

FEDERAL TAX CHARGE
A charge equal to 1.50% of each premium will be deducted from each premium payment to cover the estimated cost to us of the federal income tax treatment of deferred acquisition costs.


PERIODIC CHARGES

MONTHLY CHARGES

We make monthly deductions on each monthly calculation day. The amount we deduct is allocated among subaccounts and the nonloaned portion of the Guaranteed Interest Account based on your specified allocation schedule.

You will select this schedule in your application, and you can change it later. If the amount allocated to a subaccount or the nonloaned portion of the Guaranteed Interest Account is less than the amount to be deducted, we will proportionally increase the deduction from the other subaccounts or Guaranteed Interest Account.

          o ISSUE EXPENSE CHARGE. This charge helps us pay the underwriting and start-up expenses we incur when we issue a policy. The issue expense charge is $600. Rather than deduct the full amount at once, the charge is deducted in equal monthly installments of $50 over the first twelve months of the policy. Any unpaid balance of the Issue Expense Charge will be paid to us if the policy lapses or is terminated.

          o ADMINISTRATIVE CHARGE. This charge is assessed to cover the cost of daily administration, monthly processing, updating daily values and for annual/quarterly statements. The administrative charge is only assessed during the first ten policy years and varies by the face amount of the policy as follows:

          o  $20 per month for policies with face amounts of up to $400,000;

          o $0.05 per $1,000 for policies with face amounts of $400,001 up to $1,600,000; and

          o $80 per month for policies with face amounts of greater than $1,600,000.


[diamond] COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the amount at risk. The amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the gender, attained age, and risk class of the insureds. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans. We base the current monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners' Standard Ordinary Mortality Table, adjusted for risk classifications. We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age and risk class whose policies have been in force for the same length of time.


          We currently insure each life as either a standard risk class or a risk class involving a higher mortality risk. We determine the risk class based on the health and the medical information provided about the insureds. A life in the standard risk classes will have a lower cost of insurance for an otherwise identical policy, than a life in a higher mortality risk class. A nonsmoker will generally incur a lower cost of insurance than a similarly situated smoker.

[diamond] COST OF OPTIONAL INSURANCE BENEFITS. Certain policy riders require the payment of additional premiums to pay for the benefit provided by the rider. These options are available if approved in your state.

          Three riders are available at no charge with every Estate Edge policy:

          o POLICY SPLIT OPTION RIDER. This rider provides for the exchange of the policy into two single life policies. At the time of the exchange, the policy can be split by any percentage subject to minimum requirements of the single life policies. You must show satisfactory evidence of insurability.

          o CONVERSION TO UNIVERSAL LIFE RIDER. This rider permits you to convert from a variable life policy to a fixed universal life policy by transferring all cash value to the Non-Transferable General Account ("NTGA"). You may make this election on or after the 15th policy anniversary.

          o AGE 100+ RIDER. This rider maintains the full death benefit under the Policy after the younger insured's age 100, as long as the cash surrender value is greater than zero.

          o LIFEPLAN OPTIONS RIDER. At specified 5th, 10th and 15th year policy anniversaries, subject to various limitations as set forth in the rider, certain favorable policy options may be exercised or elected.

          We charge for providing benefits under the following riders:

          o DISABILITY BENEFIT RIDER. This rider is available for one or both insureds. On disability of a covered insured before age 65, monthly deductions will be waived and an additional specified amount (if any) will be credited, as long as he/she remains disabled (but not for more than the longer of one year or to age 65, if disability commenced after age 60).

          o FOUR YEAR SURVIVORSHIP TERM RIDER. This rider provides a level death benefit on the second death if both insureds die within four years of policy issue. This rider is not convertible into any other policy or coverage. The rider's face amount will be up to 125% of the policy's initial face amount.

          o CONDITIONAL EXCHANGE OPTION RIDER. This rider provides for the exchange of the policy for two new single policies, without evidence of insurability, for either of the following events: (1) the divorce of the insureds, or (2) major change in the federal estate tax law. Both insureds must be alive on the date of exchange and there must continue to be insurable interest.

          o ESTATE TERM RIDER. This rider provides annually renewable term insurance coverage to age 100 of the younger of the two insureds. The rider has a target face amount that can be increased under death benefit Option 1. Four increase options are available. Cost of insurance charges apply to the rider.

          o GUARANTEED DEATH BENEFIT RIDER. (This rider is not available for policies issued on or after January 27, 2003.) This rider guarantees the face amount of coverage even if the policy value is insufficient to cover the monthly deduction.

             For the first 10 policy years, the monthly guarantee premium is 1/12 of the target annual premium. For policy years 11 and thereafter, the monthly guarantee premium is 1/12 of the Guideline Level Premium (as defined in Internal Revenue Code Section 7702).

             The rider will remain in effect if one of three conditions (as set forth in the rider) is met monthly. Otherwise, the rider will lapse and the underlying policy will continue without the rider benefits or charges.


DAILY CHARGES
We deduct a percentage each business day from every subaccount. This deduction is reflected in each subaccount's daily value.

MORTALITY AND EXPENSE RISK CHARGE
We assume a mortality risk that, as a whole, the lives we insure may be shorter than we expected. We would then pay greater total death benefits than we had expected.

We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

We also assume other risks associated with issuing the policies, such as incurring greater than expected costs due to policy loans.

If our expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

We will deduct this charge only from your investments in the Separate Account. We do not make any deduction for this charge from policy value allocated to the Guaranteed Interest Account.

For the first 15 policy years we charge the maximum mortality and expense charge of 0.80% of your policy value in the subaccounts each month for all policy options. Beginning in policy year 16 we charge a reduced mortality and expense risk charge of 0.25%.

LOAN INTEREST CHARGED

We charge your policy for outstanding loans at the rates illustrated in the tables below. As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account.


 -----------------------------------------------------------
                                       RATE WE CREDIT THE
                                     LOANED PORTION OF THE
                LOAN INTEREST RATE    GUARANTEED INTEREST
                     CHARGED                ACCOUNT
 -----------------------------------------------------------
    POLICY       MOST        NEW       MOST         NEW
    YEARS       STATES      YORK      STATES       YORK
 -----------------------------------------------------------
     1-10         4%         6%         2%          4%
 -----------------------------------------------------------
    11-16         3%         5%         2%          4%
 -----------------------------------------------------------
     16+         2.5%       4.5%        2%          4%
 -----------------------------------------------------------

CONDITIONAL CHARGES

These are other charges that are imposed only if certain events occur.

[diamond] SURRENDER CHARGE. During the first 10 policy years, there is a difference between the amount of policy value and the amount of cash surrender value of the policy. This difference is the surrender charge, which is a contingent deferred sales charge. The surrender charge is designed to recover the expense of distributing policies that are terminated before distribution expenses have been recouped from revenue generated by these policies. These are contingent charges because they are paid only if the policy is surrendered (or the face amount is reduced or the policy lapses) during this period. They are deferred charges because they are not deducted from premiums.

          During the first 10 policy years, the surrender charge described below will apply if you either surrender the policy for its cash surrender value or let the policy lapse. There is no surrender charge after the 10th policy year. The maximum surrender charge that a policy owner could pay while he or she owns the policy is equal to the percentage amount shown below:

 --------------------------------------------------------------
                     SURRENDER CHARGE TABLE
 --------------------------------------------------------------
             SURRENDER           SURRENDER            SURRENDER
   POLICY     CHARGE    POLICY    CHARGE     POLICY    CHARGE
   MONTH    % OF TAP    MONTH    % OF TAP    MONTH    % OF TAP
   -----    --------    -----    --------    -----    --------
    1-70       100%       87        66%       104       32%
     71         98%       88        64%       105       30%
     72         96%       89        62%       106       28%
     73         94%       90        60%       107       26%
     74         92%       91        58%       108       24%
     75         90%       92        56%       109       22%
     76         88%       93        54%       110       20%
     77         86%       94        52%       111       18%
     78         84%       95        50%       112       16%
     79         82%       96        48%       113       14%
     80         80%       97        46%       114       12%
     81         78%       98        44%       115       10%
     82         76%       99        42%       116       08%
     83         74%       100       40%       117       06%
     84         72%       101       38%       118       04%
     85         70%       102       36%       119       02%
     86         68%       103       34%       120       0%

Policy Year 11+ (Since Issue): No surrender charge applies


We establish the Target Annual Premium (TAP) before we issue the policy and it will be based on the personal information of those insured (i.e. age, gender, risk class) and the policy face amount. TAP will be either (a) the level premium required to mature the policy , computed at an interest rate of 6.5% and assuming current mortality and expense risk charges, or (b) $1,200.


[diamond] PARTIAL SURRENDER FEE. In the case of a partial surrender, but not a decrease in face amount, an additional fee is imposed. This fee is equal to 2% of the amount withdrawn but not more than $25. It is intended to recover the actual costs of processing the partial surrender request and will be deducted from each subaccount and Guaranteed Interest

          Account in the same proportion as the withdrawal is allocated. If no allocation is made at the time of the request for the partial surrender, withdrawal allocation will be made in the same manner as are monthly deductions.

[diamond] PARTIAL SURRENDER CHARGE. If less than all of the policy is surrendered, the amount withdrawn is a "partial surrender." A charge as described below is deducted from the policy value upon a partial surrender of the policy. The charge is a fraction of the applicable surrender charge that would apply to a full surrender, determined by how much of the full cash surrender value is being withdrawn. We withdraw this amount from the subaccounts and the Guaranteed Interest Account in the same proportion as for the withdrawal.

          A partial surrender charge also is deducted from policy value upon a decrease in face amount. The charge is equal to the applicable surrender charge multiplied by a fraction equal to the decrease in face amount divided by the face amount of the policy prior to the decrease.

TRANSFER CHARGE
Currently we do not charge for transfers between subaccounts, however we reserve the right to charge up to $10 for each transfer in excess of two each calendar year.

OTHER TAX CHARGES
Currently no charge is made to the Account for federal income taxes that may be attributable to the Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Account.

FUND CHARGES
As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. We provide a table of these charges in Appendix A.

These fund charges and other expenses are described more fully in the accompanying fund prospectuses.

THE POLICY
--------------------------------------------------------------------------------
CONTRACT RIGHTS: OWNER, INSURED, BENEFICIARY

OWNER
The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your", in this prospectus, we are referring to the owner.

INSUREDS
The insureds are the persons on whose lives the policy is issued. You name the insureds in the application for the policy. Any person between the ages of 18 and 85 is eligible to be insured under a newly purchased policy after providing suitable evidence of insurability. This will usually require a medical examination.

BENEFICIARY
The beneficiary is the person you name in the application to receive any death benefit at the death of the last surviving insured. If the named beneficiary dies before the death of the last surviving insured, the contingent beneficiary, if named, becomes the beneficiary. If no beneficiary survives the last surviving insured, the death benefit payable under the policy will be paid to you or your estate.

As long as the policy is in force, the policyowner and the beneficiary may be changed by written request, in a form satisfactory to us. A change in beneficiary will take effect as of the date the notice is signed, whether or not the last surviving insured is living when we receive the notice. We will not, however, be liable for any payment made or action taken before receipt of the notice.

CONTRACT LIMITATIONS

ASSIGNMENT
The policy may be assigned. We will not be bound by the assignment until a written copy has been received and we will not be liable with respect to any payment made prior to receipt. We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES
We base our rates on the insured persons' gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We may require certain medical information in order to determine the risk class of the persons to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

We will accept payment with your application and allocate the premium as described below. We may refuse to issue your policy within 5 business days, in which case we will provide a policy refund, as outlined below.

ELIGIBLE PURCHASERS
Any person between the ages of 18 and 85 is eligible to be insured under a newly purchased policy after providing suitable evidence of insurability. You can purchase a policy to insure the lives of 2 other individuals provided you have the insureds' consents and a legally recognized interest for insuring their lives. You could, for example, purchase a policy on the lives of spouses, family members, business partners.

PREMIUM PAYMENTS
The Estate Edge policy is a flexible premium variable universal life insurance policy issued on the lives of two insureds. It has a death benefit, cash surrender value and a loan privilege as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate your premium into one or more of several subaccounts of the Account or the Guaranteed Interest Account. Each subaccount of the Account, in turn, invests its assets exclusively in a portfolio of the funds. The policy value varies according to the investment performance of the series to which premiums have been allocated.

The minimum issue premium for a policy is generally 1/6 of the planned annual premium (an amount determined at the time of application) and is due on the policy date. Both insureds must be alive when the issue premium is paid. Thereafter, the amount and payment frequency of planned premiums are as shown on the schedule page of the policy. You decide the amount of planned annual premium (within limits set by us) when you apply for the policy. The issue premium payment should be delivered to your registered representative for forwarding to our Underwriting Department. Additional payments should be sent to VPMO.

A number of factors concerning the persons you insure and the policy features you desire will affect our required issue premium. The persons' age, gender and risk class can affect the issue premium, as can policy features such as face amount, added benefits and planned premiums. We will generally allocate the issue premium, less applicable charges, according to your instructions when we receive your completed application. We may issue some policies with a Temporary Money Market Allocation Amendment. Under this amendment we temporarily allocate the net issue premium and the net of other premiums paid during your right to cancel period to the Phoenix-Goodwin Money Market subaccount. When your right to cancel expires we allocate the policy value among the subaccounts and/or the Guaranteed Interest Account according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

We reduce premium payments by the premium expense charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any subaccount units at the subaccount unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. You may increase or decrease the planned annual premium amount (within limits) or payment frequency at any time by written notice. We reserve the right to limit increases to such maximums as we may establish and change from time to time. You may make additional premium payments at any time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $25. The policy contains a total premium limit as shown on the schedule page. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 4%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

PAYMENT BY CHECK
We may wait to credit your policy if you pay by check until your check has cleared your bank.

AUTOMATED PAYMENTS
You may elect to have us deduct periodic premium payments directly from your bank account. The minimum we will withdraw under such a plan is $25 per month.

ALLOCATION OF PREMIUM
We will generally allocate the issue premium less applicable charges to the Account or to the Guaranteed Interest Account upon receipt of a completed application, in accordance with the allocation instructions in the application for a policy. However, policies issued in certain states and policies issued in certain states pursuant to applications which state the policy is intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this Amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during your right to cancel period) to the Phoenix-Goodwin Money Market Subaccount of the Account and, at the expiration of the right to cancel period, the policy value of the Phoenix-Goodwin Money Market Subaccount is allocated among the subaccounts of the Account or to the Guaranteed Interest Account in accordance with the applicant's allocation instructions in the application for insurance.

Premium payments received by us will be reduced by applicable state premium tax and by 1.50% for federal tax charges. The issue premium also will be reduced by the issue expense charge deducted in equal monthly installments over a 12-month period. Any unpaid balance of the issue expense charge will be paid to Phoenix upon policy lapse or termination.

Premium payments received during a grace period, after deduction of state and federal tax charges and any sales charge, will first be used to cover any monthly deductions during the grace period. Any balance will be applied on the payment date to the various subaccounts of the Account or to the Guaranteed Interest Account, based on the premium allocation schedule elected in the application for the policy or by your most recent instructions. See "Transfer of Policy Value--Nonsystematic Transfers."

POLICY REFUND
Should you elect to return your policy under your right to cancel we will treat your policy as if we had never issued it. For policies other than those issued with a Temporary Money Market Allocation Amendment, we will return the sum of the following as of the date we receive the returned policy:

1) the current policy value less any unpaid loans and loan interest; plus

2) any monthly deductions, partial surrender fees and other charges made under the policy.

For policies issued with the Temporary Money Market Amendment, the amount returned will equal any premiums paid less any unpaid loans and loan interest and less any partial surrender amounts paid.

We retain the right to decline to process an application within 7 days of our receipt of the completed application for insurance. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund to you the same amount as would have been refunded under the policy had it been issued but returned for refund while you have your right to cancel.

GENERAL
--------------------------------------------------------------------------------
POSTPONEMENT OF PAYMENTS

GENERAL
Payment of any amount upon complete or partial surrender, policy loan or benefits payable at death (in excess of the initial face amount) or maturity may be postponed:

[diamond] for up to 6 months from the date of the request, for any transactions dependent upon the value of the Guaranteed Interest Account;

[diamond] whenever the NYSE is closed other than for customary weekend and holiday closings or trading on the NYSE is restricted as determined by the SEC; or

[diamond] whenever an emergency exists, as decided by the SEC as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets.

Transfers also may be postponed under these circumstances.

OPTIONAL INSURANCE BENEFITS
You may elect additional benefits under a policy, and you may cancel these benefits at anytime. A charge will be deducted monthly from the policy value for each additional rider benefit chosen except where noted below. More details will be included in the form of a rider to the policy if any of these benefits is chosen. The following benefits are currently available and additional riders may be available as described in the policy (if approved in your state).

[diamond] DISABILITY BENEFIT RIDER. This rider is available for one or both insureds. On disability of a covered insured before age 65, monthly deductions will be waived and an additional specified amount (if any) will be credited, as long as he/she remains disabled (but not for more than the longer of one year or to age 65, if disability commenced after age 60).

          The rider terminates at the insured's attained age 65. However, benefits will continue to be paid for the covered insured's lifetime if he or she has been continuously disabled under the terms of the rider from attained age 60 to age 65.

[diamond] FOUR-YEAR SURVIVORSHIP TERM. This rider provides a level death benefit on the second death if both insureds die within four years of policy issue. This rider is not convertible into any other policy or coverage. The rider's face amount will be up to 125% of the policy's initial face amount.

[diamond] POLICY SPLIT OPTION RIDER. This rider provides for the exchange of the policy into two single life policies. At the time of the exchange, the policy can be split by any percentage subject to minimum requirements of the single life policies. There is no charge for this rider, but you must show satisfactory evidence of insurability.

[diamond] CONDITIONAL EXCHANGE OPTION RIDER. This rider provides for the exchange of the policy for two new single policies, without evidence of insurability, for either of the following events:

          1) the divorce of the insureds, or

          2) major change in the federal estate tax law.

          Both insureds must be alive on the date of exchange and there must continue to be insurable interest.

[diamond] GUARANTEED DEATH BENEFIT RIDER. This rider guarantees the face amount of coverage even if the policy value is insufficient to cover the monthly deduction.

          For the first 10 policy years, the monthly guarantee premium is 1/12 of the Target Annual Premium. For Policy year 11 and thereafter, the monthly guarantee premium is 1/12 of the Guideline Level Premium (as defined in Internal Revenue Code Section 7702).

          The rider will remain in effect if one of three conditions is met monthly. Otherwise, the rider will lapse and the underlying policy will continue without the rider benefits or charges. The three conditions are:

          1) Total Cumulative Premium Test - the total premium paid less the sum of all surrender amounts is not less than the cumulative sum of all monthly guarantee premiums since policy issue.

          2) Tabular Account Value Test - the policy's cash surrender value is not less than the policy's Tabular Account Value (as listed on policy's schedule pages) on the policy anniversary on or immediately preceding the monthly calculation day.

          3) Annual Premium Test - the total premium paid during the policy year, less surrenders, is not less than the sum of all monthly guarantee premiums applicable each month since the policy year began.

[diamond] CONVERSION TO UNIVERSAL LIFE RIDER. This rider permits you to convert from a variable universal life policy to a fixed universal life policy by transferring all cash value to the Non-Transferable General Account ("NTGA"). You may make this election on or after the 15th policy anniversary. There is no charge for this rider.

[diamond] AGE 100+ RIDER. This rider maintains the full death benefit under the policy after the younger insured's age 100, as long as the cash surrender value is greater than zero. There is no charge for this rider.

[diamond] LIFEPLAN OPTIONS RIDER. At specified 5th, 10th and 15th year policy anniversaries, subject to various limitations as set forth in the rider, the following favorable policy options may be exercised or elected:

          1) An option to increase the total face amount of the policy by up to $1,000,000 without a medical exam requirement, while other traditional underwriting rules will still apply.

          2) An option to reduce the base policy face amount up to 50% without incurring a partial surrender charge.

          3) An option to exchange the policy for an annuity without incurring a surrender charge. This option is not available until the 10th policy anniversary.

          4) An option to split the policy into single-life policies without incurring a surrender charge and without a medical exam requirement, while other traditional underwriting rules will still apply.

[diamond] ESTATE TERM RIDER. This rider provides annually renewable term insurance coverage to age 100 of the younger of the two insureds. The rider has a target face amount that can be increased under death benefit Option Four increase options are available:

          1) Premiums Paid Increases - provides a monthly increase equal to the premiums paid for the previous policy month.

          2) Percentage Increase - allows the total death benefit to increase each year by a whole percentage up to 5%.

          3) Dollar Increase - allows the total death benefit to increase each year by an annually fixed dollar amount.

          4) Varying Schedule Increases - provides a schedule of varying amounts to increase the total death benefit up to 10% each year.

          Cost of insurance charges apply to the rider.

DEATH BENEFIT

GENERAL
The death benefit under Option 1 equals the policy's face amount on the date of the death of the last surviving insured or, if greater, the minimum death benefit on that date.

Under Option 2, the death benefit equals the policy's face amount on the date of the death of the last surviving insured, plus the policy value or, if greater, the minimum death benefit on that date.

Under either option, the minimum death benefit is the policy value on the date of death of the last surviving insured increased by a percentage determined from a table contained in the policy. This percentage will be based on the insured's attained age at the beginning of the policy year in which the death occurs. If no option is elected, Option 1 will apply.


Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.


A Guaranteed Death Benefit Rider is available. Under this policy rider, if you pay the required premium each year as specified in the rider, the death benefit selected will be guaranteed for a certain specified number of years, regardless of the investment performance of the policy, and will equal either the initial face amount or the face amount as later changed by decreases. To keep this guaranteed death benefit in force; there may be limitations on the amount of partial surrenders or decreases in face amount permitted. See the description above under "Optional Insurance Benefits" and the rider for more information.

Death Benefit at Endowment. After age 100 of the younger insured, the death benefit equals the policy value, and no more monthly deductions will be made. This allows you to keep the policy in force until the second death.

PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT:
EFFECT ON DEATH BENEFIT
A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge will be deducted from policy value based on the amount of the decrease or partial surrender. If the change is a decrease in face amount, the death benefit under a policy would be reduced on the next monthly calculation day. If the change is a partial surrender, the death benefit under a policy would be reduced immediately. A decrease in the death benefit may have certain tax consequences. See "Federal Income Tax Considerations."

REQUEST FOR DECREASE IN FACE AMOUNT
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least $25,000 and the face amount remaining after the decrease must be at least $250,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request. A partial surrender charge will be deducted from the policy value based on the amount of the decrease. The charge will equal the applicable surrender charge that would apply to a full surrender multiplied by a fraction. The fraction is equal to the decrease in face amount divided by the face amount of the policy before the decrease.

PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------
SURRENDER AND DEATH BENEFIT PROCEEDS
Death benefit proceeds and the proceeds of full or partial surrenders will be processed at unit values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within 7 days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated, e.g., to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry. Under the policy, the death proceeds will be paid upon the death of the last surviving insured.

You may elect a payment option for payment of the death proceeds to the beneficiary. You may do this only before the second death. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount of surrender or death benefit proceeds that may be applied under any payment option is $1,000.

If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.

PAYMENT OPTIONS
All or part of the surrender or death proceeds of a policy may be applied under one or more of the following payment options or such other payment options or alternative versions of the options listed as we may choose to make available in the future.

OPTION 1--LUMP SUM
Payment in one lump sum.

OPTION 2--LEFT TO EARN INTEREST
A payment of interest during the payee's lifetime on the amount payable as a principal sum. Interest rates are guaranteed to be at least 3% per year.

OPTION 3--PAYMENT FOR A SPECIFIC PERIOD
Equal installments are paid for a specified period of years whether the payee lives or dies. The first payment will be on the date of settlement. The assumed interest rate on the unpaid balance is guaranteed not to be less than 3% per year.

OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
Equal installments are paid until the later of:

[diamond] the death of the payee; or

[diamond] the end of the period certain.

The first payment will be on the date of settlement.

The period certain must be chosen at the time this option is elected. The periods certain that you may choose from are as follows:

[diamond] 10 years;

[diamond] 20 years; or

[diamond] until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

Any life annuity provided under Option 4 is computed using an interest rate guaranteed to be no less than 3 3/8% per year, but any life annuity providing a period certain of 20 years or more is computed using an interest rate guaranteed to be no less than 3 1/4% per year.

OPTION 5--LIFE ANNUITY
Equal installments are paid only during the lifetime of the payee. The first payment will be on the date of settlement. Any life annuity as may be provided under Option 5 is computed using an interest rate guaranteed to be no less than 3 1/2% per year.

OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
Equal installments of a specified amount, out of the principal sum and interest on that sum, are paid until the principal sum remaining is less than the amount of the installment. When that happens, the principal sum remaining with accrued interest will be paid as a final payment. The first payment will be on the date of settlement. The payments will include interest on the remaining principal at a guaranteed rate of at least 3 3/8% per year. This interest will be credited at the end of each year. If the amount of interest credited at the end of the year exceeds the income payments made in the last 12 months, that excess will be paid in 1 sum on the date credited.

OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN
The first payment will be on the date of settlement. Equal installments are paid until the latest of:

[diamond] the end of the 10-year period certain;

[diamond] the death of the insured; or

[diamond] the death of the other named annuitant.

The other annuitant must have attained age 40, must be named at the time this option is elected and cannot later be changed. Any joint survivorship annuity that may be provided under this option is computed using a guaranteed interest rate to equal at least 3 3/8% per year.

For additional information concerning the above payment options, see the policy.

SURRENDERS

GENERAL
At any time during the lifetime of the insureds and while the policy is in force, you may partially or fully surrender the policy by sending to VPMO a written release and surrender in a form satisfactory to us. We may also require you to send the policy to us. The amount available for surrender is the cash surrender value at the end of the valuation period during which the surrender request is received at VPMO.

Upon partial or full surrender, we generally will pay to you the amount surrendered within 7 days after we receive the written request for the surrender. Under certain circumstances, the surrender payment may be postponed. See "General Provisions--Postponement of Payments." For the federal tax effects of partial and full surrenders, see "Federal Income Tax Considerations."

FULL SURRENDERS
If the policy is being fully surrendered, the policy itself must be returned to VPMO, along with the written release and surrender of all claims in a form satisfactory to us. You may elect to have the amount paid in a lump sum or under a payment option. See "Conditional Charges--Surrender Charge" and "Payment Options."

PARTIAL SURRENDERS
You may obtain a partial surrender of the policy by requesting payment of the policy's cash surrender value. It is possible to do this at any time during the lifetime of the insureds, while the policy is in force, with a written request to VPMO. We may require the return of the policy before payment is made. A partial surrender will be effective on the date the written request is received or, if required, the date the policy is received by us. Surrender proceeds may be applied under any of the payment options described under "Payment of Proceeds--Payment Options."

We reserve the right not to allow partial surrenders of less than $500. In addition, if the share of the policy value in any subaccount or in the Guaranteed Interest Account is reduced as a result of a partial surrender and is less than $500, we reserve the right to require surrender of the entire remaining balance in that subaccount or the Guaranteed Interest Account.

Upon a partial surrender, the policy value will be reduced by the sum of the following:

[diamond] The partial surrender amount paid--this amount comes from a reduction in the policy's share in the value of each subaccount and/or the Guaranteed Interest Account based on the allocation requested at the time of the partial surrender. If no allocation request is made, the withdrawals from each subaccount will be made in the same manner as that provided for monthly deductions.

[diamond] The partial surrender fee--this fee is the lesser of $25 or 2% of the partial surrender amount paid. The assessment to each subaccount or the Guaranteed Interest Account will be made in the same manner as provided for the partial surrender amount paid.

[diamond] A partial surrender charge--this charge is equal to a pro rata portion of the applicable surrender charge that would apply to a full surrender, determined by multiplying the applicable surrender charge by a fraction (equal to the partial surrender amount payable divided by the result of subtracting the applicable surrender charge from the policy value). This amount is assessed against the subaccount and/or the Guaranteed Interest Account in the same manner as provided for the partial surrender amount paid.

The cash surrender value will be reduced by the partial surrender amount paid plus the partial surrender fee. The face amount of the policy will be reduced by the same amount as the policy value is reduced as described above.

TRANSFER OF POLICY VALUE


TRANSFERS

Transfers among available subaccounts or the Guaranteed Interest Account and changes in premium payment allocations may be requested in writing or by calling VULA at 800/541-0171, between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time. Written requests for transfers will be executed on the date we receive the request. Telephone transfers will be effective on the date the request is made except as noted below. Unless you elect in writing not to authorize telephone transfers or premium allocation changes, telephone transfer orders and premium allocation changes also will be accepted on your behalf from your registered representative. We will employ reasonable procedures to confirm that telephone instructions are genuine. They will require verification of account information and will record telephone instructions on tape. All telephone transfers will be confirmed in writing to you. To the extent that we fail to follow procedures reasonably designed to prevent unauthorized transfers, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you bear the risk of loss resulting from instructions entered by an unauthorized third party that we reasonably believe to be genuine. The telephone transfer and allocation change privileges may be modified or terminated at any time. During times of extreme market volatility, these privileges may be difficult to exercise. In such cases, you should submit a written request.

Although currently there is no charge for transfers, in the future we may charge a fee of $10 for each transfer after the first 2 transfers in a policy year. Transfers under the Systematic Transfer Program do not count against these limitations.

We reserve the right to refuse to transfer amounts less than $500 unless:

[diamond] the entire balance in the subaccount or the Guaranteed Interest
          Account is being transferred; or

[diamond] the transfer is part of the Systematic Transfer Program.

We also reserve the right to prohibit a transfer to any subaccount of the Account if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Account be transferred if the value of your investment in that subaccount would be less than $500 immediately after the transfer.

You may make only 1 transfer per policy year from the nonloaned portion of the Guaranteed Interest Account unless:

1) the transfer(s) are made as part of a Systematic Transfer Program, or

2) we agree to make an exception to this rule.

The amount you may transfer cannot exceed the greater of $1,000 or 25% of the value of the nonloaned portion of the Guaranteed Interest Account at the time of the transfer.

A nonsystematic transfer from the nonloaned portion of the Guaranteed Interest Account will be processed on the day such request is received by VPMO.


Transfers into the Guaranteed Interest Account and among the subaccounts may be made anytime. We reserve the right to limit the number of subaccounts in which you may invest to a total of 18 at any one time or over the life of the policy. We may limit you to less than 18 if we are required to do so by any federal or state law.

Because excessive exchanges between subaccounts can hurt fund performance, we reserve the right to temporarily or even permanently terminate exchange privileges or reject any specific exchange order from anyone whose transactions appear to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. We will not accept batched transfer instructions from registered representatives (acting under powers of attorney for multiple policy owners), unless the registered representative's broker-dealer firm and Phoenix have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.


If a policy has been issued with a Temporary Money Market Allocation Amendment, no transfers may be made until your right to cancel the policy expires.


SYSTEMATIC TRANSFER PROGRAMS
You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.

We base transfers under a Systematic Transfer Program on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts"). You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:

[diamond] $25 monthly              [diamond] $150 semiannually

[diamond] $75 quarterly            [diamond] $300 annually

You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the Program. Transfers must be made in approximately equal amounts over a minimum of 18 months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.

You may start or discontinue this program at any time by submitting a written request to VPMO, or calling VULA (see page 1). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect. We do not charge for this program.

ASSET REBALANCING PROGRAM: Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semi-annually or annually. We do not permit transfers to or from the Guaranteed Interest Account.

You may start or discontinue this program at any time by submitting a written request to VPMO, or calling VULA (see page 1). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not charge for this program.


POLICY LOANS
Generally, while the policy is in force, a loan may be taken against the policy up to the available loan value. The loan value on any day is 90% of the policy value reduced by an amount equal to the surrender charge. The available loan value is the loan value on the current day less any outstanding debt.

The amount of any loan will be added to the loaned portion of the Guaranteed Interest Account and subtracted from the policy's share of the subaccounts and/or the nonloaned portion of the Guaranteed Interest Account, based on the allocation requested at the time of the loan. The total reduction will equal the amount added to the loaned portion of the Guaranteed Interest Account. Allocations generally must be expressed in terms of whole percentages. If no allocation request is made, the amount subtracted from the share of each subaccount or the nonloaned portion of the Guaranteed Interest Account will be determined in the same manner as provided for monthly deductions. Interest will be credited and the loaned portion of the Guaranteed Interest Account will increase at an effective annual rate of 2% (4% in New York only), compounded daily and payable in arrears. At the end of each policy year and at the time of any debt repayment, interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the nonloaned portion of the Guaranteed Interest Account.

Debt may be repaid at any time during the lifetime of the insureds while the policy is in force. Any debt repayment received by us during a grace period will be reduced to pay any overdue monthly deductions and only the balance will be applied to reduce the debt. Such balance will first be used to pay any outstanding accrued loan interest, and then will be applied to reduce the loaned portion of the Guaranteed Interest Account. The nonloaned portion of the Guaranteed Interest Account will be increased by the same amount the loaned portion is decreased. If the amount of a loan repayment exceeds the remaining loan balance and accrued interest, the excess will be allocated among the subaccounts as you may request at the time of the repayment and, if no allocation request is made, according to the most recent premium allocation schedule on file.

Payments received by us for the policy will be applied directly to reduce outstanding debt unless specified as a premium payment by you. Until the debt is fully repaid, additional debt repayments may be made at any time during the lifetime of the insureds while the policy is in force.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless the policy value becomes insufficient to maintain the policy in force.


Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the chosen subaccounts or at the rate we credit the non-loaned portion of the Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The policy's cash value available for withdrawal is also reduced by any outstanding loans and loan interest.


The proceeds of policy loans may be subject to federal income tax. See "Federal Income Tax Considerations."

In the future, we may not allow policy loans of less than $500, unless such loan is used to pay a premium on another Phoenix policy.

[diamond] In most states except New York, the rates in effect will be:

          o   Policy years 1-10:                        4%
          o   Policy years 11-15:                       3%
          o   Policy years 16 and thereafter:         2 1/2%

          We credit the loaned portion of the Guaranteed Interest Account for these policies at an annual rate of 2%.


[diamond] In New York only, the rates will be:

          o   Policy years 1-10:                        6%
          o   Policy years 11-15:                       5%
          o   Policy years 16 and thereafter:         4 1/2%

          We credit the loaned portion of the Guaranteed Interest Account for these policies at an annual rate of 4%.


You will pay interest on the loan at the noted effective annual rates, compounded daily and payable in arrears.

At the end of each policy year, any interest due on the debt will be treated as a new loan and will be offset by a transfer from your subaccounts and/or the nonloaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.


A policy loan, whether or not repaid, has a permanent effect on the policy value because the investment results of the subaccounts or nonloaned portion of the Guaranteed Interest Account will apply only to the amount remaining in the subaccounts or the nonloaned portion of the Guaranteed Interest Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the subaccounts or the nonloaned portion of the Guaranteed Interest Account earn more than the annual interest rate for funds held in the loaned portion of the Guaranteed Interest Account, the policy value does not increase as rapidly as it would have had no loan been made. If the subaccounts or the Guaranteed Interest Account earn less than the annual interest rate for funds held in the loaned portion of the Guaranteed Interest Account, the policy value is greater than it would have been had no loan been made. Outstanding loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.


LAPSE
Unlike conventional life insurance policies, the payment of the issue premium, no matter how large, or the payment of additional premiums will not necessarily continue the policy in force to its maturity date.

If on any monthly calculation day during the first 3 policy years, the policy value is insufficient to cover the monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the required monthly deduction. If on any monthly calculation day during any subsequent policy year, the cash surrender value (which should have become positive) is less than the required monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the required monthly deduction. However, during the first five policy years or until the cash surrender value becomes positive for the first time, the policy will not lapse as long as you have paid all premiums planned at issue. If you take a partial surrender or a policy loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.

During the grace period, the policy will continue in force but subaccount transfers, loans, partial or full surrenders will not be permitted. Failure to pay the additional amount within the grace period will result in lapse of the policy, but not until 30 days has passed after we have mailed a written notice to you. If a premium payment for the additional amount is received by us during the grace period, any amount of premium over what is required to prevent lapse will be allocated among the subaccounts and/or to the Guaranteed Interest Account according to the current premium allocation schedule. In determining the amount of "excess" premium to be applied to the subaccounts or the Guaranteed Interest Account, we will deduct the premium tax and the amount needed to cover any monthly deductions made during the grace period. If the last surviving insured dies during the grace period, the death benefit will equal the amount of the death benefit immediately prior to the commencement of the grace period.

FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following is a brief summary of our interpretation of federal tax treatment of amounts accumulated under and distributed from the policy. We give a more complete discussion in the Statement of Additional Information ("SAI") which is incorporated into this prospectus by reference. You can get a copy of the SAI free of charge: see the back cover of this prospectus. We make no attempt to address estate and inheritance taxes, or any state, local or other tax laws. For complete information on federal and state income tax considerations consult your income tax advisor.

We suggest you consult with your tax advisor in advance of making a decrease in death benefits, or a full or partial surrender of your policy.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
You will be taxed on loans and payments from a modified endowment contract on the portion of the amount received that is considered income, or gain in contract value. This policy can be modified endowment contracts if it fails to meet what is known as "the 7-pay test." This test compares your policy to a hypothetical life insurance policy of identical face amount which requires 7 equal annual premiums to be "fully paid-up," continuing to provide a level death benefit without the need for any further premiums. A policy becomes a modified endowment contract if, at any time during the first 7 years, the total premiums paid into the policy exceed the total premiums that you would have paid into the hypothetical policy.

Amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions for taxpayers who are age 59 1/2 or older, disabled or taken as part of a periodic payment plan for the life expectancy of the beneficiary or beneficiaries.

FULL SURRENDER
You can be taxed on the amount of a full surrender that exceeds the amount of premiums you paid. You may be liable for an additional 10% "penalty tax" if the policy is a modified endowment contract.

PARTIAL SURRENDER
Partial surrenders from a modified endowment contract are fully taxable to the extent of income (gain) in the policy and may be subject to an additional 10% tax. If the policy is not a modified endowment contract, partial surrenders still may be taxable. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
The financial statements of Phoenix Life Variable Universal Life Account (Estate Edge(R)) at December 31, 2002, and the results of their operations and the changes in their net assets for each of the periods indicated and the financial statements of Phoenix Life Insurance Company at December 31, 2002 and 2001, and the results of their operations and their cash flows for the end of the three years in the period ended December 31, 2002 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page 1. The financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Account or on Guaranteed Interest Account rates that we credit during a guarantee period.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------

INVESTMENT TYPE



------------------------------------------------------------------------------------------------------------------------------
                                                                                 Investment Type

                                                ------------------------------------------------------------------------------
                                                  Bond  Domestic  Domestic  Domestic   Growth         International   Money
                    Series                               Blend     Growth    Value    & Income  Index     Growth      Market
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                                             |X|
Phoenix-AIM Mid-Cap Equity                                |X|
Phoenix-Alliance/Bernstein Enhanced Index                                                        |X|
Phoenix-Alliance/Bernstein Growth + Value                           |X|       |X|
Phoenix-Duff & Phelps Real Estate Securities                                             |X|
Phoenix-Engemann Capital Growth                                     |X|
Phoenix-Engemann Small & Mid-Cap Growth                             |X|
Phoenix-Goodwin Money Market                                                                                           |X|
Phoenix-Goodwin Multi-Sector Fixed Income         |X|
Phoenix-Hollister Value Equity                                                |X|
Phoenix-Janus Flexible Income                     |X|
Phoenix-Kayne Large-Cap Core                              |X|
Phoenix-Kayne Small-Cap Quality Value                                         |X|
Phoenix-Lazard International Equity Select                                                                 |X|
Phoenix-Lazard Small-Cap Value                                                |X|
Phoenix-Lazard U.S. Multi-Cap                                                 |X|
Phoenix-Lord Abbett Bond-Debenture                |X|
Phoenix-Lord Abbett Large-Cap Value                                           |X|
Phoenix-Lord Abbett Mid-Cap Value                                             |X|
Phoenix-MFS Investors Growth Stock                                  |X|
Phoenix-MFS Investors Trust                                                              |X|
Phoenix-MFS Value                                                             |X|
Phoenix-Northern Dow 30                                                                          |X|
Phoenix-Northern Nasdaq-100 Index(R)                                                             |X|
Phoenix-Oakhurst Growth & Income                                                         |X|
Phoenix-Oakhurst Strategic Allocation                                                    |X|
Phoenix-Sanford Bernstein Global Value                                                                     |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                       |X|
Phoenix-Sanford Bernstein Small-Cap Value                                     |X|
Phoenix-Seneca Mid-Cap Growth                                       |X|
Phoenix-Seneca Strategic Theme                                      |X|
Phoenix-State Street Research Small-Cap Growth                      |X|
AIM V.I. Capital Appreciation Fund                                  |X|
AIM V.I. Premier Equity Fund                              |X|
Alger American Leveraged AllCap Portfolio                           |X|
Federated Fund for U.S. Government Securities II  |X|
Federated High Income Bond Fund II                |X|
VIP Contrafund(R) Portfolio                                         |X|
VIP Growth Opportunities Portfolio                                  |X|
VIP Growth Portfolio                                                |X|
Mutual Shares Securities Fund                                                            |X|
Templeton Foreign Securities Fund                                                                          |X|
Templeton Growth Securities Fund                                                                           |X|
Scudder VIT EAFE(R) Equity Index Fund                                                            |X|
Scudder VIT Equity 500 Index Fund                                                                |X|
Technology Portfolio                                                |X|
Wanger Foreign Forty                                                                                       |X|
Wanger International Small Cap                                                                             |X|
Wanger Twenty                                                       |X|
Wanger U.S. Smaller Companies                                       |X|
------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ADVISORS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Advisors
                                            ---------------------------------------------------------------------------------------
                                              Phoenix    Phoenix   Duff & Phelps                Fred       Deutsche    Federated
                                             Investment  Variable   Investment       AIM        Alger       Asset      Investment
                                              Counsel,   Advisors,  Management     Advisors,  Management, Management,  Management
        Series                                  Inc.       Inc.        Co.           Inc.        Inc.        Inc.       Company
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                   |X|
Phoenix-AIM Mid-Cap Equity                                 |X|
Phoenix-Alliance/Bernstein Enhanced Index                  |X|
Phoenix-Alliance/Bernstein Growth + Value                  |X|
Phoenix-Duff & Phelps Real Estate Securities                           |X|
Phoenix-Engemann Capital Growth                  |X|

Phoenix-Engemann Small & Mid-Cap Growth          |X|

Phoenix-Goodwin Money Market                     |X|
Phoenix-Goodwin Multi-Sector Fixed Income        |X|
Phoenix-Hollister Value Equity                   |X|
Phoenix-Janus Flexible Income                              |X|
Phoenix-Kayne Large-Cap Core                     |X|
Phoenix-Kayne Small-Cap Quality Value            |X|
Phoenix-Lazard International Equity Select                 |X|
Phoenix-Lazard Small-Cap Value                             |X|
Phoenix-Lazard U.S. Multi-Cap                              |X|
Phoenix-Lord Abbett Bond-Debenture                         |X|
Phoenix-Lord Abbett Large-Cap Value                        |X|
Phoenix-Lord Abbett Mid-Cap Value                          |X|
Phoenix-MFS Investors Growth Stock                         |X|
Phoenix-MFS Investors Trust                                |X|
Phoenix-MFS Value                                          |X|
Phoenix-Northern Dow 30                                    |X|
Phoenix-Northern Nasdaq-100 Index(R)                       |X|
Phoenix-Oakhurst Growth & Income                 |X|
Phoenix-Oakhurst Strategic Allocation            |X|
Phoenix-Sanford Bernstein Global Value                     |X|
Phoenix-Sanford Bernstein Mid-Cap Value                    |X|
Phoenix-Sanford Bernstein Small-Cap Value                  |X|
Phoenix-Seneca Mid-Cap Growth                    |X|
Phoenix-Seneca Strategic Theme                   |X|
Phoenix-State Street Research Small-Cap Growth             |X|
AIM V.I. Capital Appreciation Fund                                                   |X|
AIM V.I. Premier Equity Fund                                                         |X|
Alger American Leveraged AllCap Portfolio                                                        |X|
Federated Fund for U.S. Government Securities II                                                                          |X|
Federated High Income Bond Fund II                                                                                        |X|
VIP Contrafund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Foreign Securities Fund
Templeton Growth Securities Fund
Scudder VIT EAFE(R) Equity Index Fund                                                                        |X|
Scudder VIT Equity 500 Index Fund                                                                            |X|
Technology Portfolio
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ADVISORS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Advisors
                                            ---------------------------------------------------------------------------------------
                                                                       Morgan
                                              Fidelity     Franklin    Stanley     Templeton    Templeton  Templeton    Wanger
                                             Management     Mutual    Investment     Asset       Global    Investment    Asset
                                            and Research   Advisors,  Management   Management,  Advisors    Counsel,  Management,
                   Series                      Company       LLC          Inc.        Ltd.       Limited      Inc.        LP.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Capital Growth

Phoenix-Engemann Small & Mid-Cap Growth

Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth & Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund
Alger American Leveraged AllCap Portfolio
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
VIP Contrafund(R) Portfolio                      |X|
VIP Growth Opportunities Portfolio               |X|
VIP Growth Portfolio                             |X|
Mutual Shares Securities Fund                              |X|
Templeton Foreign Securities Fund                                                                            |X|
Templeton Growth Securities Fund                                                                 |X|
Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio                                                   |X|
Wanger Foreign Forty                                                                                                      |X|
Wanger International Small Cap                                                                                            |X|
Wanger Twenty                                                                                                             |X|
Wanger U.S. Smaller Companies                                                                                             |X|
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT SUBADVISORS

----------------------------------------------------------------------------------------------------------------------------------
                                                                                   Subadvisors
                                            --------------------------------------------------------------------------------------

                                                                                               Kayne
                                                                                              Anderson
                                             Aberdeen     AIM         Alliance      Janus      Rudnick      Lazard       Lord,
                                               Fund      Capital      Capital      Capital    Investment     Asset       Abbett
                                             Managers,  Management,  Management,  Management  Management,  Management     & Co.
           Series                              Inc.        Inc.         L.P.         LLC         LLC          LLC          LLC

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                   |X|
Phoenix-AIM Mid-Cap Equity                                 |X|
Phoenix-Alliance/Bernstein Enhanced Index                              |X|
Phoenix-Alliance/Bernstein Growth + Value                              |X|
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Janus Flexible Income                                                        |X|
Phoenix-Kayne Large-Cap Core                                                                     |X|
Phoenix-Kayne Small-Cap Quality Value                                                            |X|
Phoenix-Lazard International Equity Select                                                                   |X|
Phoenix-Lazard Small-Cap Value                                                                               |X|
Phoenix-Lazard U.S. Multi-Cap                                                                                |X|
Phoenix-Lord Abbett Bond-Debenture                                                                                        |X|
Phoenix-Lord Abbett Large-Cap Value                                                                                       |X|
Phoenix-Lord Abbett Mid-Cap Value                                                                                         |X|
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Sanford Bernstein Global Value                                 |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                |X|
Phoenix-Sanford Bernstein Small-Cap Value                              |X|
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth

-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT SUBADVISORS

-------------------------------------------------------------------------------------------------------------
                                                                       Subadvisors
                                            -----------------------------------------------------------------

                                                                      Roger                     State
                                                        Northern     Engemann     Seneca        Street
                                                MFS       Trust         &         Capital      Research
                                            Investment Investments, Associates,  Management, & Management,
          Series                            Management     Inc.        Inc.         LLC         Company
-------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Engemann Capital Growth                                        |X|
Phoenix-Engemann Small & Mid-Cap Growth                                |X|
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock               |X|
Phoenix-MFS Investors Trust                      |X|
Phoenix-MFS Value                                |X|
Phoenix-Northern Dow 30                                    |X|
Phoenix-Northern Nasdaq-100 Index(R)                       |X|
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth                                                        |X|
Phoenix-Seneca Strategic Theme                                                       |X|
Phoenix-State Street Research Small-Cap Growth                                                   |X|
-------------------------------------------------------------------------------------------------------------

Additional information about the Estate Strategies (the "Policy") and the Phoenix Life Variable Universal Life Account (the "Account") is contained in the Policy's Statement of Additional Information ("SAI") dated May 1, 2003, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171.

Information about the Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at (202) 942-8090. Reports and other information about the Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.


Phoenix Life Insurance Company


www.phoenixwm.com

V602

Investment Company Act File No. 811-4721


[logo] PHOENIX WEALTH MANAGEMENT



L0271PR(C) Phoenix Life Insurance Company [logo] Printed on recycled paper. 5-03

                                                                     [VERSION B]
                              ESTATE STRATEGIES(SM)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                 DEVELOPED EXCLUSIVELY FOR NFP SECURITIES, INC.

                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY

PROSPECTUS                                                          MAY 1, 2003

This prospectus describes a survivorship flexible premium variable universal life insurance policy. The policy provides lifetime insurance protection on the lives of two insureds. We pay a death benefit when the last insured dies. You may allocate premiums and policy value to the Guaranteed Interest Account and/or one or more of the subaccounts of the Phoenix Life Variable Universal Life Account. The subaccounts purchase, at net asset value, shares of the following funds:

THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix-Aberdeen International Series

[diamond] Phoenix-AIM Mid-Cap Equity Series
[diamond] Phoenix-Alliance/Bernstein Enhanced Index Series

[diamond] Phoenix-Alliance/Bernstein Growth + Value Series [diamond] Phoenix-Duff & Phelps Real Estate Securities Series [diamond] Phoenix-Engemann Capital Growth Series
[diamond] Phoenix-Engemann Small & Mid-Cap Growth Series [diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series [diamond] Phoenix-Hollister Value Equity Series
[diamond] Phoenix-Janus Flexible Income Series
[diamond] Phoenix-Kayne Large-Cap Core Series
[diamond] Phoenix-Kayne Small-Cap Quality Value Series [diamond] Phoenix-Lazard International Equity Select Series [diamond] Phoenix-Lazard Small-Cap Value Series
[diamond] Phoenix-Lazard U.S. Multi-Cap Series
[diamond] Phoenix-Lord Abbett Bond-Debenture Series
[diamond] Phoenix-Lord Abbett Large-Cap Value Series [diamond] Phoenix-Lord Abbett Mid-Cap Value Series
[diamond] Phoenix-MFS Investors Growth Stock Series
[diamond] Phoenix-MFS Investors Trust Series
[diamond] Phoenix-MFS Value Series

[diamond] Phoenix-Northern Dow 30 Series
[diamond] Phoenix-Northern Nasdaq-100 Index(R) Series

[diamond] Phoenix-Oakhurst Growth and Income Series
[diamond] Phoenix-Oakhurst Strategic Allocation Series
[diamond] Phoenix-Sanford Bernstein Global Value Series
[diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series
[diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond] Phoenix-Seneca Mid-Cap Growth Series
[diamond] Phoenix-Seneca Strategic Theme Series
[diamond] Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Premier Equity Fund


THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------

[diamond] Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II

[diamond] Federated High Income Bond Fund II - Primary Shares


FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond] VIP Contrafund(R) Portfolio
[diamond] VIP Growth Opportunities Portfolio
[diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond] Mutual Shares Securities Fund
[diamond] Templeton Foreign Securities Fund
[diamond] Templeton Growth Securities Fund


SCUDDER INVESTMENT VIT FUNDS - CLASS A
--------------------------------------

[diamond] Scudder VIT EAFE(R) Equity Index Fund
[diamond] Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
[diamond] Technology Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger Foreign Forty
[diamond] Wanger International Small Cap
[diamond] Wanger Twenty
[diamond] Wanger U.S. Smaller Companies

--------------------------------------------------------------------------------


IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:                  [envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                                              PO Box 8027
                                                                              Boston, MA 02266-8027

                                                                  [telephone] VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
                                                                              800/541-0171

It may not be in your best interest to purchase a policy to replace an existing life insurance policy or annuity contract. You must understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any income taxes.

The policy is neither a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured or endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.

The Securities and Exchange Commission ("SEC") has neither approved nor disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus provides important information that you should know before investing.
--------------------------------------------------------------------------------

Read and keep this prospectus for future reference.

                                TABLE OF CONTENTS

Heading                                                 Page
-------------------------------------------------------------

RISK/BENEFIT SUMMARY..................................     4
   Policy Benefits....................................     4
   Policy Risks.......................................     4
FEE TABLES............................................     6
   Transaction Fees...................................     6
   Periodic Charges Other than Fund Operation
     Expenses.........................................     7
   Minimum and Maximum Fund Operation Expenses........     8
PHOENIX LIFE INSURANCE COMPANY........................     9
THE PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
(THE "ACCOUNT").......................................     9
   Performance History ...............................     9
VOTING RIGHTS ........................................     9
   The Guaranteed Interest Account ...................     9
CHARGES AND DEDUCTIONS ...............................    10
   General ...........................................    10
   Charges Deducted from Premium Payments ............    10
   Periodic Charges ..................................    10
   Mortality and Expense Risk Charge .................    11
   Conditional Charges ...............................    12
   Transfer Charge ...................................    12
   Other Tax Charges .................................    12
   Fund Charges ......................................    12

THE POLICY ...........................................    13
   Contract Rights: Owner, Insureds, Beneficiary .....    13

   Contract Limitations ..............................    13
   Purchasing a Policy ...............................    13
GENERAL...............................................    14
   Postponement of Payments...........................    14
   Optional Insurance Benefits .......................    14
   Death Benefit .....................................    15
PAYMENT OF PROCEEDS ..................................    16
   Surrender and Death Benefit Proceeds ..............    16
   Payment Options ...................................    16
   Surrenders.........................................    17

   Transfer of Policy Value...........................    18
   Policy Loans.......................................    19
   Lapse..............................................    19
FEDERAL INCOME TAX CONSIDERATIONS.....................    20
   Modified Endowment Contracts.......................    20

FINANCIAL STATEMENTS..................................    20
APPENDIX A - INVESTMENT OPTIONS.......................   A-1

RISK/BENEFIT SUMMARY
--------------------------------------------------------------------------------
This summary does not contain all of the detailed information that may be important to you. Please read the entire prospectus carefully before you decide to purchase a policy.


POLICY BENEFITS


DEATH BENEFIT

The policy is first and foremost, a life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary upon the death of the last surviving insured under the policy.

You will choose a death benefit when you apply for a policy:

[diamond]  Option 1 is equal to the policy's face amount on the date of death of the last surviving insured, or, if greater, the minimum death benefit on that date.

[diamond]  Option 2 equals the face amount on the date of death of the last surviving insured plus the policy value, or, if greater, the minimum death benefit on that date.

You may change your Death Benefit Option at any time. Death Benefit Option 1 applies if you do not choose an option.

After the first year, you may reduce the face amount. Certain restrictions apply, and generally, the minimum face amount is $250,000.

The minimum death benefit is equal to the policy value on the date of death of the last surviving insured increased by a percentage taken from a table in the policy based on the policy year and the last surviving insured person's age.

Death Benefit at Endowment. After age 100 of the younger insured, the death benefit equals policy value, and no more monthly deductions will be made. This allows you to keep the policy in force until the second death.

Also available, is the Guaranteed Death Benefit Rider, an additional insurance option that you may purchase by paying specified premiums.

LOANS AND SURRENDERS
Generally, you may take loans against 90% of the policy's cash surrender value subject to certain conditions.

You may partially surrender any part of the policy anytime. A partial surrender fee will apply and a separate surrender charge may also be imposed.

You may fully surrender this policy anytime for its cash surrender value. A surrender charge may be imposed.

TEMPORARY INSURANCE COVERAGE
We will issue you a Temporary Insurance Receipt when you submit the complete, signed application and issue premium. This will provide you with immediate insurance protection under the terms set forth in the policy and in the Receipt.

FLEXIBLE PREMIUMS
The only premiums you must pay are the issue premium and any payments that may be required to prevent policy lapse.

OPTIONAL INSURANCE BENEFITS
The following benefits may be available to you by rider:

[diamond]  Guaranteed Death Benefit Rider
[diamond]  Disability Benefit Rider
[diamond]  Four Year Survivorship Term Rider
[diamond]  Policy Split Option Rider
[diamond]  Conditional Exchange Option Rider
[diamond]  Conversion to Universal Life Rider
[diamond]  Age 100+ Rider
[diamond]  LifePlan Options Rider
[diamond]  Estate Term Rider

Availability of these riders depends upon state approval and may involve extra cost.

YOUR RIGHT TO CANCEL THE POLICY
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within 10 days after you receive it, or within 45 days of signing the application. Your state may require a longer period.


POLICY RISKS

VARIATIONS
The policy is subject to laws and regulations in every state where the policy is sold and the terms of the policy may vary from state to state.

SUITABILITY RISK
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. Surrender charges apply during the first five years; therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of the policy value during the first several policy years.

TAX EFFECTS
Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE
Your policy will remain in force as long as the cash surrender value is enough to pay the monthly charges incurred under the policy. If the cash surrender value is no longer enough to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK
A comprehensive discussion of the risks of each fund purchased by a subaccount of the Phoenix Life Variable Universal Life Account may be found in the funds' prospectuses. Each series is subject to market fluctuations and the risks inherent with ownership of securities. There is no assurance that any series will achieve its stated investment objective.

THE FOLLOWING TABLES DESCRIBE THE FEES, AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY.


THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.


FEE TABLES
-----------------------------------------------------------------------------------------------------------------------------------

                                                          TRANSACTION FEES
-----------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ---------------------------------------------------------------------
SALES CHARGE(1)                   Upon premium payment         We charge up to 30% of the premium payment.
-------------------------------- ---------------------------- ---------------------------------------------------------------------
PREMIUM TAX CHARGE                Upon premium payment         2.25% of each premium for nonqualified plans.

                                                               1.50% of each premium for qualified plans.
-------------------------------- ---------------------------- ---------------------------------------------------------------------
FEDERAL TAX CHARGE                Upon premium payment         1.50% of each premium payment.
-------------------------------- ---------------------------- ---------------------------------------------------------------------
ISSUE EXPENSE CHARGE              On Policy Date and monthly   $3,000 which is deducted at a rate of $50 per month.
                                  on Monthly Calculation Day
                                  during 60 policy months
                                  following issue. We will
                                  deduct any unpaid balance
                                  in the event of lapse or
                                  termination.
-------------------------------- ---------------------------- ---------------------------------------------------------------------
SURRENDER CHARGE(2)               Upon Full Surrender during   Up to 50% of the Target Annual Premium (TAP). The TAP is
                                  the first 5 policy years.    established at issue by an arithmetic formula based on personal information (age, gender, risk class) and face amount of insurance
                                  Charge does not apply to a   coverage. A complete display of surrender charges is provided in the
                                  policy lapse                 contract.
-------------------------------- ---------------------------- ---------------------------------------------------------------------
PARTIAL SURRENDER CHARGE          Upon Partial Surrender or    For a partial surrender:
                                  a reduction In the policy    ------------------------
                                  face amount
                                                               The charge that would apply upon a full surrender multiplied by the partial surrender amount divided by the result of subtracting the full surrender charge from the policy value.

                                                               For a decrease in face amount:
                                                               ------------------------------

                                                               The charge that would apply upon a full surrender multiplied by the decrease in face amount divided by the face amount prior to the decrease.

-------------------------------- ---------------------------- ---------------------------------------------------------------------
PARTIAL SURRENDER FEE(3)         Upon Partial Surrender        2.00% of the amount withdrawn.
-------------------------------- ---------------------------- ---------------------------------------------------------------------
TRANSFER CHARGE                  Upon Transfer                 At present, we do not charge for transfers between investment options; however, we reserve the right to charge up to $10 per transfer after the first two transfers in any given policy year.
-----------------------------------------------------------------------------------------------------------------------------------

(1) The maximum sales charge of 30% applies only during the first policy year and only on premium amounts up to the Target Annual Premium ("TAP"). Reduced sales charges apply payments in excess of TAP in the first policy year, and in policy years 2 through 20 and become 3% of all premiums paid beginning in policy year 11. As of the date of this prospectus we do not deduct a sales charge from premiums paid in policy year 21 and later. TAP is the greater of
    (a) the level premium required to mature the policy, computed at an interest rate of 6.5% and assuming current mortality and expense risk charges, or (b) $1,200. We will determine the TAP before we issue the policy, and it will be based on the policy face amount, and the ages of those insured by the policy. We provide a table of sales charges by policy year in the "Charges and Deductions" section.

(2) The maximum surrender charge applies during the first year after we issue the policy. After that the surrender charge decreases each year, eventually becoming 0% in the 6th policy year. Your policy will contain a table of surrender charges that apply to your policy. We provide a table of maximum surrender charges for each policy year in the "Charges and Deductions" section.

(3) We limit this fee to a maximum of $25.


THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.



               PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE(1)              On Policy Date and monthly
                                  on each Monthly Calculation
                                  Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Minimum and Maximum                                          $0.0001 - $83.33 per $1,000 of net amount at risk(2). We will
  Charges                                                      increase this charge as the insured people age.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Example for a male age 45                                    $0.0007 per $1,000 of net amount at risk(2). We will increase this
  and female age 42 both in                                    charge as they age.
  the nonsmoker premium class
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ADMINISTRATIVE CHARGE            On each monthly processing    $7.50 plus $0.02 per $1,000 of face amount per month.
                                 day.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
MORTALITY AND EXPENSE RISK       Daily.                        Maximum of 0.60% of average daily net assets on an annual basis.
CHARGE(3)
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LOAN INTEREST CHARGED(4)         Interest accrues daily and   The maximum net cost to the policy is 2.00% of the loan balance.
                                 is due on each policy
                                 anniversary. If not paid on
                                 that date, we will treat the
                                 accrued interest as another
                                 loan against the policy.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
OTHER TAX CHARGES                When we become liable for     We currently do not charge for taxes, however we reserve the right
                                 taxes                         to impose a charge should we become liable for taxes in the future.
                                                               Possible taxes would include state or federal income taxes on investment gains of the Account and would be included in our calculation of subaccount values.

------------------------------------------------------------------------------------------------------------------------------------
                                                     OPTIONAL INSURANCE BENEFITS
------------------------------------------------------------------------------------------------------------------------------------
FOUR-YEAR SURVIVORSHIP           On Rider Policy Date, and
TERM RIDER(1)                    monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Minimum and Maximum                                          $0.01 - $24.33 per $1,000 of rider face amount.
  Charges
-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Example for a male age                                       $0.10 per $1,000 of rider face amount.
  45 and female age 42 both
  in the nonsmoker
  premium class
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ESTATE TERM RIDER(1)             On Rider Policy Date and
                                 monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Minimum and Maximum Charges                                  $0.0003 - $83.33 per $1,000 of term rider face amount.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Example for a male age 45                                    $0.001 per $1,000 of term rider face amount
  and female age 42 both in
  the nonsmoker premium class
-------------------------------- ---------------------------- ----------------------------------------------------------------------
CONDITIONAL EXCHANGE             On each Monthly               $0.03 per $1,000 of total face amount.
OPTION RIDER                     Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
GUARANTEED DEATH BENEFIT         On each Monthly               $0.01 per $1,000 of base policy face amount.
RIDER                            Calculation Day beginning
                                 in policy year 11.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LIFEPLAN OPTIONS RIDER           We do not charge for this     We describe this rider later under "Additional Rider Benefits."
                                 rider. It is available on
                                 a state-by-state basis
-------------------------------- ---------------------------- ----------------------------------------------------------------------
POLICY SPLIT OPTION RIDER        We do not charge for this     We describe this rider later under "Additional Rider Benefits."
                                 rider.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
CONVERSION TO UNIVERSAL          We do not charge for this     We describe this rider later under "Additional Rider Benefits."
LIFE RIDER                       rider.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------

            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
DISABILITY BENEFIT RIDER         On Rider Policy Date, and
                                 monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Minimum and Maximum                                          $0.22 - $0.82 per $100 of annual benefit.
  Charges
-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Example for a male age 45                                    $0.33 and $0.36 respectively, per $100 of annual benefit.
  and female age 42 both in
  the nonsmoker premium class
-------------------------------- ---------------------------- ----------------------------------------------------------------------
AGE 100+ RIDER                   On Rider Policy Date, and
                                 monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Minimum and Maximum                                          $0.22 - $0.82 per $1,000 of face amount.
  Charges
-------------------------------- ---------------------------- ----------------------------------------------------------------------
  Example for a male age 45                                    $0.33 per $1,000 of face amount.
  and female age 42 both in
  the nonsmoker premium class
------------------------------------------------------------------------------------------------------------------------------------

(1) These charges will depend on the personal information of those insured under the policy (i.e. age, gender and premium class) and the net amount at risk (see (2), next). The charges will increase as those insured under the policy age. The charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the maximum guaranteed charges. We will provide more detailed information upon request. Before you purchase the policy, you may request personalized illustrations of your future benefits under the policy based upon the personal information of those to be insured by the policy, the death benefit option, face amount, planned periodic premiums, and any optional riders you request.
(2) The "net amount at risk" is the difference between the policy value and the death benefit that would be payable at the time.
(3) As of the date of this prospectus we charge 0.40% of average daily net assets on an annual basis. We do not deduct this charge from amounts allocated to the Guaranteed Interest Account.
(4) Depencing on state of issue and policy year, we charge loan interest from 2.50% to 6.00% of the outstanding loan but we credit the loaned portion of the Guaranteed Interest Account from 2% to 4% with the maximum possible difference between the rate we charge and the rate we credit of 2.00%. At our current rates the cost to the policy is between 0.50% and 2.00% of the outstanding loan balance annually, depending on policy year. We provide more information on rates in the "Charges and Deductions" section and in the "Loans" section.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                              Minimum                            Maximum
Total Annual Fund Operating Expenses(1)                                       0.32%              -               22.60%
(expenses that are deducted from a fund's assets,
including management fees, distribution and/or
12b-1 fees, and other expenses)

(1) We have provided the total and net fund operating expenses for each available investment portfolio in the following tables.

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/02)

------------------------------------------------------------------------------------------------------------------------------
                                                                        Rule
                                                      Investment        12b-1      Other Operating       Total Annual Fund
                     Series                         Management Fee      Fees          Expenses               Expenses
------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                          0.75%           N/A            0.30% (5)               1.05%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                              0.85%           N/A            2.58% (3)               3.43%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index               0.45%           N/A            0.28% (2)               0.73%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value               0.85%           N/A            2.91% (3)               3.76%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities            0.75%           N/A            0.37% (4)               1.12%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                         0.65%           N/A            0.10% (3)               0.75%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                 0.90%           N/A            1.32% (4)               2.22%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                            0.40%           N/A            0.16% (3)               0.56%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income               0.50%           N/A            0.19% (3)               0.69%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity                          0.70%           N/A            0.31% (3)               1.01%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income                           0.80%           N/A            0.54% (3)               1.34%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core (6)                        0.70%           N/A           13.62% (1)              14.32%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value (6)               0.90%           N/A           21.70% (1)              22.60%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select (6)          0.90%           N/A            9.36% (1)              10.26%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value (6)                      0.90%           N/A            5.26% (1)               6.16%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap (6)                       0.80%           N/A            7.34% (1)               8.14%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture (6)                  0.75%           N/A            6.28% (1)               7.03%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value (6)                 0.75%           N/A            8.51% (1)               9.26%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value (6)                   0.85%           N/A            9.20% (1)              10.05%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                      0.75%           N/A            0.23% (3)               0.98%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                             0.75%           N/A            4.73% (3)               5.48%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                       0.75%           N/A            1.84% (3)               2.59%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                 0.35%           N/A            0.76% (3)               1.11%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                    0.35%           N/A            2.37% (3)               2.72%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                      0.70%           N/A            0.25% (3)               0.95%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                   0.58%           N/A            0.12% (3)               0.70%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                  0.90%           N/A            1.67% (3)               2.57%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                 1.05%           N/A            0.35% (3)               1.40%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value               1.05%           N/A            0.59% (3)               1.64%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                           0.80%           N/A            0.34% (4)               1.14%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                          0.75%           N/A            0.25% (4)               1.00%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth          0.85%           N/A            8.48% (1)               9.33%(7)
------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .35% of the series' average net assets.
(5) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .40% of the series' average net assets.
(6) This series has been in existence for less than 1 year. The series' operating expense has been annualized based on actual operating expenses for the period ended December 31, 2002.
(7) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                                                          Net Annual                                                      Net Annual
                                                          ----------                                                      ----------
                                          Reimbursements     Fund                                          Reimbursements    Fund
                                          --------------     ----                                          --------------    ----
Series                                      & Waivers      Expenses  Series                                  & Waivers     Expenses
------                                      ---------      --------  ------                                  ---------     --------
Phoenix-AIM Mid-Cap Equity                    (2.33%)        1.10%   Phoenix-Lazard U.S. Multi-Cap            (7.19%)       0.95%
Phoenix-Alliance/Bernstein Enhanced Index     (0.08%)        0.65%   Phoenix-Lord Abbett Bond-Debenture       (6.13%)       0.90%
Phoenix-Alliance/Bernstein Growth + Value     (2.66%)        1.10%   Phoenix-Lord Abbett Large-Cap Value      (8.36%)       0.90%
Phoenix-Duff & Phelps Real Estate Securities  (0.02%)        1.10%   Phoenix-Lord Abbett Mid-Cap Value        (9.05%)       1.00%
Phoenix-Engemann Small & Mid-Cap Growth       (0.97%)        1.25%   Phoenix-MFS Investors Trust              (4.48%)       1.00%
Phoenix-Hollister Value Equity                (0.06%)        0.95%   Phoenix-MFS Value                        (1.59%)       1.00%
Phoenix-Janus Flexible Income                 (0.29%)        1.05%   Phoenix-Northern Dow 30                  (0.51%)       0.60%
Phoenix-Kayne Large-Cap Core                 (13.47%)        0.85%   Phoenix-Northern Nasdaq-100 Index(R)     (2.12%)       0.60%
Phoenix-Kayne Small-Cap Quality Value        (21.55%)        1.05%   Phoenix-Sanford Bernstein Global Value   (1.42%)       1.15%
Phoenix-Lazard International Equity Select    (9.21%)        1.05%   Phoenix-Sanford Bernstein Mid-Cap Value  (0.10%)       1.30%
Phoenix-Lazard Small-Cap Value                (5.11%)        1.05%   Phoenix-Sanford Bernstein                (0.34%)       1.30%
                                                                       Small-Cap Value
                                                                     Phoenix-State Street Research            (8.33%)       1.00%
                                                                       Small-Cap Growth

                  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)



----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Net Annual
                                                                  Rule                                               Fund Expenses
                                                   Investment  12b-1 or      Other                                       After
                                                   Management   Service    Operating   Total Annual  Reimbursements  Reimbursements
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers       & Waivers
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%        N/A        0.24%        0.85%         (0.00%)         0.85%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                         0.61%        N/A        0.24%        0.85%         (0.00%)         0.85%
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%        N/A        0.11%        0.96%         (0.00%)         0.96%
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%       0.25% (1)   0.12%        0.97%            --             --(9)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares  0.60%       0.25% (1)   0.17%        1.02%            --             --(9)
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio (2)                      0.58%       0.10%       0.10%        0.78%            --             --(9)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio (2)               0.58%       0.10%       0.12%        0.80%            --             --(9)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio (2)                             0.58%       0.10%       0.09%        0.77%            --             --(9)
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60% (3)   0.25%       0.21%        1.06%          (0.01%)         1.05%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    0.70% (3)   0.25%       0.20%        1.15%          (0.02%)         1.13%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (4)                 0.81%       0.25%       0.06%        1.12%          (0.00%)         1.12%
----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENT VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund (5)            0.45%        N/A        0.47%        0.92%          (0.27%)         0.65%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund (6)                0.20%        N/A        0.12%        0.32%          (0.02%)         0.30%
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio (7)                             0.80%        N/A        0.49%        1.29%            --             --(9)
----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty (8)                             1.00%        N/A        0.55%        1.55%         (0.10%)         1.45%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       1.24%        N/A        0.23%        1.47%         (0.00%)         1.47%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                        0.95%        N/A        0.23%        1.18%         (0.00%)         1.18%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        0.94%        N/A        0.11%        1.05%         (0.00%)         1.05%
----------------------------------------------------------------------------------------------------------------------------------

(1)  The fund has voluntarily agreed to waive the service fee.
(2) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(3) The advisor has contractually agreed (for an indefinite period of time) to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the fund's Board of Trustees and an exemptive order by the SEC. After such reductions, the management fees are .59% for the Mutual Shares Securities Fund and .68% for the Templeton Foreign Securities Fund.
(4) The fund administration fee is paid indirectly through the investment management fee.
(5) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .65% of the average daily net assets until April 30, 2005.
(6) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .30% of the average daily net assets until April 30, 2005.
(7) The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).
(8) The advisor has contractually agreed to limit net annual fund expenses to 1.45% of the series' average net assets until April 30, 2004.
(9) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

Series                                                  Reimbursements & Waivers             Net Annual Fund Expenses
------                                                  ------------------------             ------------------------
Federated Fund for U.S. Government Securities II               (0.25%)                                0.72%
Federated High Income Bond Fund II - Primary Shares            (0.25%)                                0.77%
VIP Contrafund(R) Portfolio                                    (0.04%)                                0.74%
VIP Growth Opportunities Portfolio                             (0.03%)                                0.77%
VIP Growth Portfolio                                           (0.06%)                                0.71%
Technology Portfolio                                           (0.14%)                                1.15%

                  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)


PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Phoenix Life Insurance Company is a New York stock life insurance company. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive office is at One American Row in Hartford, Connecticut. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. Throughout this prospectus we will refer to Phoenix Life Insurance Company as "Phoenix" and in the first person (i.e. as "we", "us", "our").


THE PHOENIX LIFE VARIABLE UNIVERSAL LIFE
ACCOUNT (THE "ACCOUNT")
--------------------------------------------------------------------------------
Phoenix Life Insurance Company established the Account as a separate account under New York insurance law on June 17, 1985. The Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management, investment practices or policies of the Account or of Phoenix.

All income, gains or losses of the Account are credited to or charged against amounts placed in the Account without regard to the other income, gains and losses of Phoenix . The assets of the Account may not be charged with liabilities arising out of any other business we conduct. Phoenix is responsible for all obligations under the policies.

The Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every business day that the New York Stock Exchange is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page 1 of this prospectus. Each portfolio's investment type is given in Appendix A.

Phoenix does not guarantee the investment performance of the Account or any of its subaccounts. The policy value allocated to the Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Account.

We reserve the right to add, remove, modify, or substitute portfolios in which the Account invests.

PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.


VOTING RIGHTS
--------------------------------------------------------------------------------
We legally own all fund shares held by the subaccounts; however we vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1) the election of the fund's Trustees;

2) the ratification of the independent accountants for the fund;

3) approval or amendment of investment advisory agreements;

4) a change in fundamental policies or restrictions of the series; and

5) any other matters requiring a shareholder vote.

You may obtain an available fund's prospectus by contacting VULA at the address and telephone number given on page 1.

THE GUARANTEED INTEREST ACCOUNT
In addition to the Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

We reserve the right to limit total deposits and transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Account at any time. In general, you may make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greatest of $1,000 or 25% of the policy value in the Guaranteed Interest Account as of the date of the transfer. You may transfer the total value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond]  First Year:            25% of the total value
[diamond]  Second Year:           33% of remaining value
[diamond]  Third Year:            50% of remaining value
[diamond]  Fourth Year:           100% of remaining value

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the Securities and Exchange Commission has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.


CHARGES AND DEDUCTIONS
-------------------------------------------------------------------------------

GENERAL
Charges are deducted in connection with the policy to compensate us for:

[diamond]  our expenses in selling the policy;

[diamond]  underwriting and issuing the policy;

[diamond]  premium and federal taxes incurred on premiums received;

[diamond]  providing the insurance benefits set forth in the policy; and

[diamond]  assuming certain risks in connection with the policy.

The nature and amount of these charges are more fully described in sections below.

When we issue policies under group or sponsored arrangements, we may reduce or eliminate the:

[diamond]  sales charge,

[diamond]  issue expense charge,

[diamond]  administrative charge, and

[diamond]  surrender charge.

Sales to a group or through sponsored arrangement often result in lower per policy costs and often involve a greater stability of premiums paid into the policies. Under such circumstances, Phoenix tries to pass these savings onto the purchasers. The amount of reduction will be determined on a case-by-case basis and will reflect the cost reduction we expect as a result of these group or sponsored sales.

Certain charges are deducted only once, others are deducted periodically, while certain others are deducted only if certain events occur.


CHARGES DEDUCTED FROM PREMIUM PAYMENTS

SALES CHARGE
To help reimburse ourselves for a variety of expenses incurred in selling the policy (e.g., commissions, advertising, printing) we impose a sales charge on premiums paid on the policy.

The sales charge is assessed according to the following schedule:



Policy Year 1:            30% of premiums paid up to the first TAP
                          4% of premiums in excess of the TAP

Policy Years 2-5:         16% of premium paid up to the first TAP
                          4% of premiums in excess of the TAP

Policy Years 6-10:        12% of premium paid up to the first TAP
                          4% of premiums in excess of the TAP

Policy Years 11-20:       3% of premium

Policy Years 21 and over: 0% of premiums


The Target Annual Premium (TAP) is established at the time the policy is issued and is based on the face amount and the personal information (i.e. age, gender, risk class) of those insured. TAP will be the greater of: (a) the level premium required to mature the policy, computed at an interest rate of 6.5% and assuming current mortality and expenses; or (b) $1,200. The sales charge does not fully cover our total sales expenses, but we expect to recover these expenses in full over the period the policy remains in force. We reserve the right to charge up to 3% of each premium for payments received for all policy years.


PREMIUM TAX CHARGE
Various states (and counties and cities) impose a tax on premiums received by insurance companies. Premium taxes vary from state to state. Currently, these taxes range from 0.75% to 4% of premiums paid. Moreover, certain municipalities also impose taxes on premiums paid, in addition to the state taxes imposed. The premium tax charge represents an amount we consider necessary to pay all premium taxes imposed by these taxing authorities, and we do not expect to derive a profit from this charge. Policies will be assessed a tax charge equal to 2.25% of the premiums paid under nonqualified plans and 1.50% of each premium paid under qualified plans. These charges are deducted from each premium payment.

FEDERAL TAX CHARGE
A charge equal to 1.50% of each premium will be deducted from each premium payment to cover the estimated cost to us of the federal income tax treatment of deferred acquisition costs.


PERIODIC CHARGES

MONTHLY CHARGES
We make monthly deductions on each monthly calculation day. The amount we deduct is allocated among subaccounts and the nonloaned portion of the Guaranteed Interest Account based on your specified allocation schedule.

You will select this schedule in your application, and you can change it later. If the amount allocated to a subaccount or the nonloaned portion of the Guaranteed Interest Account is less than the amount to be deducted, we will proportionally increase the deduction from the other subaccounts or Guaranteed Interest Account.

[diamond]  ISSUE EXPENSE CHARGE. This charge helps us pay the underwriting and start-up expenses we incur when we issue a policy. The issue expense charge is $3,000. Rather than deduct the full amount at once, the issue expense charge is deducted in equal monthly installments of $50 over the first 60 months of the policy. Any unpaid balance of the Issue Expense Charge will be paid to us if the policy lapses or is terminated.

[diamond]  ADMINISTRATIVE CHARGE. We currently charge $7.50 plus $.02 for each
           $1,000 of face amount each month to cover the cost of daily administration, monthly processing, updating daily values and for annual/quarterly statements.

[diamond]  COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the amount at risk. The amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the gender, attained age, and risk class of the insureds. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans. We base the current monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners' Standard Ordinary Mortality Table, adjusted for risk classifications. We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age and risk class whose policies have been in force for the same length of time.

           We currently insure each life as either a standard risk class or a risk class involving a higher mortality risk. We determine the risk class based on the health and the medical information provided about the insureds. A life in the standard risk classes will have a lower cost of insurance for an otherwise identical policy, than a life in a higher mortality risk class. A nonsmoker will generally incur a lower cost of insurance than a similarly situated smoker.

[diamond]  COST OF OPTIONAL INSURANCE BENEFITS. Certain policy riders require the payment of additional premiums to pay for the benefit provided by the rider. These options are available if approved in your state.

           Four riders are available at no charge with every Estate Strategies policy:

           o POLICY SPLIT OPTION RIDER. This rider provides for the exchange of the policy into two single life policies. At the time of the exchange, the policy can be split by any percentage subject to minimum requirements of the single life policies. You must show satisfactory evidence of insurability.

           o CONVERSION TO UNIVERSAL LIFE RIDER. This rider permits you to convert from a variable universal life policy to a fixed universal life policy by transferring all cash value to the Non-Transferable General Account ("NTGA"). You may make this election on or after the 15th policy anniversary.

           o AGE 100+ RIDER. This rider maintains the full death benefit under the policy after the younger insured's age 100, as long as the cash surrender value is greater than zero.

           o LIFEPLAN OPTIONS RIDER. At specified 5th, 10th and 15th year policy anniversaries, subject to various limitations as set forth in this rider, certain favorable policy options may be exercised or elected.


           We charge for providing benefits under the following riders:

           o DISABILITY BENEFIT RIDER. This rider is available for one or both insureds. On disability of a covered insured before age 65, monthly deductions will be waived and an additional specified amount (if any) will be credited, as long as he/she remains disabled (but not for more than the longer of one year or to age 65, if disability commenced after age 60).

           o FOUR YEAR SURVIVORSHIP TERM. This rider provides a level death benefit on the second death if both insureds die within four years of policy issue. This rider is not convertible into any other policy or coverage. The rider's face amount will be up to 125% of the policy's initial face amount.

           o CONDITIONAL EXCHANGE OPTION RIDER. This rider provides for the exchange of the policy for two new single policies, without evidence of insurability for either of the following events: (1) the divorce of the insureds, or (2) major change in the federal estate tax law. Both insureds must be alive on the date of exchange and there must continue to be insurable interest.

           o ESTATE TERM RIDER. This rider provides annually renewable term insurance coverage to age 100 of the younger of the two insureds. The rider has a target face amount that can be increased under death benefit Option 1. Four increase options are available. Cost of insurance charges apply to this rider.

           o GUARANTEED DEATH BENEFIT RIDER. This rider guarantees the face amount of coverage even if the policy value is insufficient to cover the monthly deduction.

             For the first 10 policy years, the monthly guarantee premium is 1/12 of the target annual premium. For policy years 11 and thereafter, the monthly guarantee premium is 1/12 of the Guideline Level Premium (as defined in Internal Revenue Code Section 7702).

             The rider will remain in effect if one of the three certain conditions (as set forth in the rider) is met monthly. Otherwise, the rider will lapse and the underlying policy will continue without the rider benefits or charges.

DAILY CHARGES
We deduct a percentage each business day from every subaccount. This deduction is reflected in each subaccount's daily value.


MORTALITY AND EXPENSE RISK CHARGE
We assume a mortality risk that, as a whole, the lives we insure may be shorter than we expected. We would then pay greater total death benefits than we had expected.

We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

We also assume other risks associated with issuing the policies, such as incurring greater than expected costs due to policy loans.

If our expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

We will deduct this charge only from your investments in the Separate Account.

We do not make any deduction for this charge from policy value allocated to the Guaranteed Interest Account.

A charge at an annual rate of 0.40% is deducted daily from the Account. We may increase this charge, but guarantee it will never be more than 0.60%.


LOAN INTEREST CHARGED
We charge your policy for outstanding loans at the rates illustrated in the tables below. As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account.

 -----------------------------------------------------------------
                                           RATE WE CREDIT THE
                                         CHARGED LOANED PORTION
                LOAN INTEREST RATE          OF THE GUARANTEED
                      CHARGED               INTEREST ACCOUNT
 -----------------------------------------------------------------

 POLICY          MOST                     MOST
 YEARS:         STATES       NY & NJ     STATES         NY & NJ

 ----------- ------------- ------------ ----------- --------------
  1-10             4%             6%         2%             4%
 ----------- ------------- ------------ ----------- --------------
  11-16            3%             5%         2%             4%
 ----------- ------------- ------------ ----------- --------------
   16+           2.5%           4.5%         2%             4%
 -----------------------------------------------------------------

CONDITIONAL CHARGES
These are other charges that are imposed only if certain events occur.

[diamond]  SURRENDER CHARGE. During the first 5 policy years, there is a difference between the amount of policy value and the amount of cash surrender value of the policy. This difference is the surrender charge, which is a contingent deferred sales charge. The surrender charge is designed to recover the expense of distributing policies that are terminated before distribution expenses have been recouped from revenue generated by these policies. These are contingent charges because they are paid only if the policy is surrendered (or the face amount is reduced or the policy lapses) during this period. They are deferred charges because they are not deducted from premiums.

           During the first 5 policy years, the surrender charge described below will apply if you either surrender the policy for its cash surrender value or let the policy lapse. There is no surrender charge after the 5th policy year. The maximum surrender charge that a policy owner could pay while he or she owns the policy is shown below:

           -------------------------------------------------------------
                            SURRENDER CHARGE TABLE
                 POLICY YEAR             SURRENDER CHARGE % OF TAP
           -------------------------------------------------------------
                     1                              50
                     2                              40
                     3                              30
                     4                              20
                     5                              10
                6 and later                          0


           We establish the Target Annual Premium (TAP) before we issue the policy and it will be based on the personal information of those insured (i.e. age, gender, risk class) and the policy face amount. TAP will be either (a) the level premium required to mature the policy , computed at an interest rate of 6.5% and assuming current mortality and expense risk charges, or (b) $1,200.


[diamond]  PARTIAL SURRENDER FEE. In the case of a partial surrender, but not a decrease in face amount, an additional fee is imposed. This fee is equal to 2% of the amount withdrawn but not more than $25. It is intended to recover the actual costs of processing the partial surrender request and will be deducted from each subaccount and Guaranteed Interest Account in the same proportion as the withdrawal is allocated. If no allocation is made at the time of the request for the partial surrender, withdrawal allocation will be made in the same manner as are monthly deductions.

[diamond]  PARTIAL SURRENDER CHARGE. If less than all of the policy is surrendered, the amount withdrawn is a "partial surrender." A charge as described below is deducted from the policy value upon a partial surrender of the policy. The charge is a fraction of the applicable surrender charge that would apply to a full surrender, determined by how much of the full cash surrender value is being withdrawn. For example: if a partial surrender reduces the cash surrender value by half, the partial surrender charge will be half of what a full surrender charge would have been according to the above table. We withdraw this amount from the subaccounts and the Guaranteed Interest Account in the same proportion as for the withdrawal.

           A partial surrender charge also is deducted from policy value upon a decrease in face amount. The charge is equal to the applicable surrender charge multiplied by a fraction equal to the decrease in face amount divided by the face amount of the policy prior to the decrease.

TRANSFER CHARGE
Currently we do not charge for transfers between subaccounts, however we reserve the right to charge up to $10 for each transfer in excess of two each calendar year.

OTHER TAX CHARGES
Currently no charge is made to the Account for federal income taxes that may be attributable to the Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Account.

FUND CHARGES
As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. We provide a table of these charges in Appendix A.

These fund charges and other expenses are described more fully in the accompanying fund prospectuses.

THE POLICY
--------------------------------------------------------------------------------
CONTRACT RIGHTS: OWNER, INSURED, BENEFICIARY

OWNER
The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your", in this prospectus, we are referring to the owner.

INSUREDS
The insureds are the persons on whose lives the policy is issued. You name the insureds in the application for the policy. Any person between the ages of 18 and 85 is eligible to be insured under a newly purchased policy after providing suitable evidence of insurability. This will usually require a medical examination.

BENEFICIARY
The beneficiary is the person you name in the application to receive any death benefit at the death of the last surviving insured. If the named beneficiary dies before the death of the last surviving insured, the contingent beneficiary, if named, becomes the beneficiary. If no beneficiary survives the last surviving insured, the death benefit payable under the policy will be paid to you or your estate.

As long as the policy is in force, the policyowner and the beneficiary may be changed by written request, in a form satisfactory to us. A change in beneficiary will take effect as of the date the notice is signed, whether or not the last surviving insured is living when we receive the notice. We will not, however, be liable for any payment made or action taken before receipt of the notice.

CONTRACT LIMITATIONS

ASSIGNMENT
The policy may be assigned. We will not be bound by the assignment until a written copy has been received and we will not be liable with respect to any payment made prior to receipt. We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES
We base our rates on the insured persons' gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We may require certain medical information in order to determine the risk class of the persons to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

We will accept payment with your application and allocate the premium as described below. We may refuse to issue your policy within 5 business days, in which case we will provide a policy refund, as outlined below.

ELIGIBLE PURCHASERS
Any person between the ages of 18 and 85 is eligible to be insured under a newly purchased policy after providing suitable evidence of insurability. You may purchase a policy to insure the lives of 2 other individuals, provided that you have the insureds' consents and a legally recognized interest for insuring their lives. A policy could, for example, be purchased on the lives of spouses, family members, business partners.

PREMIUM PAYMENTS
The Estate Strategies policy is a flexible premium variable universal life insurance policy issued on the lives of two insureds. It has a death benefit, cash surrender value and a loan privilege as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate your premium into one or more of several subaccounts of the Account or the Guaranteed Interest Account. Each subaccount of the Account, in turn, invests its assets exclusively in a portfolio of the funds. The policy value varies according to the investment performance of the series to which premiums have been allocated.

The minimum issue premium for a policy is generally 1/6 of the planned annual premium (an amount determined at the time of application) and is due on the policy date. The insureds must be alive when the issue premium is paid. Thereafter, the amount and payment frequency of planned premiums are as shown on the schedule page of the policy. You decide the amount of planned annual premium (within limits set by us) when you apply for the policy. The issue premium payment should be delivered to your registered representative for forwarding to our Underwriting Department. Additional payments should be sent to VPMO.

A number of factors concerning the persons you insure and the policy features you desire will affect our required issue premium. The persons' age, gender and risk class can affect the issue premium, as can policy features such as face amount, added benefits and planned premiums. We will generally allocate the issue premium, less applicable charges, according to your instructions when we receive your completed application. We may issue some policies with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net issue premium and the net of other premiums paid during your right to cancel period to the Phoenix-Goodwin Money Market subaccount. When your right to cancel expires we allocate the policy value among the subaccounts and/or the Guaranteed Interest Account according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

We reduce premium payments by the premium expense charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any subaccount units at the subaccount unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. You may make additional premium payments at any time. You may increase or decrease the planned annual premium amount (within limits) or payment frequency at any time by written notice to VPMO. We reserve the right to limit increases to such maximums as we may establish and change from time to time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $25. The policy contains a total premium limit as shown on the schedule page. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 4%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

PAYMENT BY CHECK
We may wait to credit your policy if you pay by check until your check has cleared your bank.

AUTOMATED PAYMENTS
You may elect to have us deduct periodic premium payments directly from your bank account. The minimum we will withdraw under such a plan is $25 per month.

ALLOCATION OF PREMIUM
We will generally allocate the issue premium less applicable charges to the Account or to the Guaranteed Interest Account upon receipt of a completed application, in accordance with the allocation instructions in the application for a policy. However, policies issued in certain states and policies issued in certain states pursuant to applications which state the policy is intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this Amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during your right to cancel period) to the Phoenix-Goodwin Money Market Subaccount of the Account and, at the expiration of the right to cancel period, the policy value of the Phoenix-Goodwin Money Market Subaccount is allocated among the subaccounts of the Account or to the Guaranteed Interest Account in accordance with the applicant's allocation instructions in the application for insurance.

Premium payments received by us will be reduced by applicable state premium tax and by 1.50% for federal tax charges. The issue premium also will be reduced by the issue expense charge deducted in equal monthly installments over a 60-month period. Any unpaid balance of the issue expense charge will be paid to Phoenix upon policy lapse or termination.

Premium payments received during a grace period, after deduction of state and federal tax charges and any sales charge, will first be used to cover any monthly deductions during the grace period. Any balance will be applied on the payment date to the various subaccounts of the Account or to the Guaranteed Interest Account, based on the premium allocation schedule elected in the application for the policy or by your most recent instructions. See "Transfer of Policy Value--Nonsystematic Transfers."

POLICY REFUND
Should you elect to return your policy under your right to cancel we will treat your policy as if we had never issued it. For policies other than those issued with a Temporary Money Market Allocation Amendment, we will return the sum of the following as of the date we receive the returned policy:

1) the current policy value less any unpaid loans and loan interest; plus

2) any monthly deductions, partial surrender fees and other charges made under the policy.

For policies issued with the Temporary Money Market Amendment, the amount returned will equal any premiums paid less any unpaid loans and loan interest and less any partial surrender amounts paid.

We retain the right to decline to process an application within 7 days of our receipt of the completed application for insurance. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund to you the same amount as would have been refunded under the policy had it been issued but returned for refund while you have your right to cancel.


GENERAL
-------------------------------------------------------------------------------
POSTPONEMENT OF PAYMENTS

GENERAL
Payment of any amount upon complete or partial surrender, policy loan or benefits payable at death (in excess of the initial face amount) or maturity may be postponed:

[diamond]  for up to 6 months from the date of the request, for any transactions dependent upon the value of the Guaranteed Interest Account;

[diamond]  whenever the NYSE is closed other than for customary weekend and holiday closings or trading on the NYSE is restricted as determined by the SEC; or

[diamond]  whenever an emergency exists, as decided by the SEC as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets.

Transfers also may be postponed under these circumstances.

OPTIONAL INSURANCE BENEFITS
You may elect additional benefits under a policy, and you may cancel these benefits at anytime. A charge will be deducted monthly from the policy value for each additional rider benefit chosen except where noted below. More details will be included in the form of a rider to the policy if any of these benefits is chosen. The following benefits are currently available and additional riders may be available as described in the policy (if approved in your state).

[diamond]  DISABILITY BENEFIT RIDER. This rider is available for one or both
           Insureds. On disability of a covered insured before age 65, monthly deductions will be waived and an additional specified amount (if any) will be credited, as long as he/she remains disabled (but not for more than the longer of one year or to age 65, if disability commenced after age 60).

           The rider terminates at the insured's attained age 65. However, benefits will continue to be paid for the covered insured's lifetime if he or she has been continuously disabled under the terms of the rider from attained age 60 to age 65.

[diamond]  FOUR YEAR SURVIVORSHIP TERM. This rider provides a level death benefit on the second death if both insureds die within four years of policy issue. This rider is not convertible into any other policy or coverage. The rider's face amount will be up to 125% of the policy's initial face amount.

[diamond]  POLICY SPLIT OPTION RIDER. This rider provides for the exchange of the policy into two single life policies. At the time of the exchange, the policy can be split by any percentage subject to minimum requirements of the single life policies. There is no charge for this rider, but you must show satisfactory evidence of insurability.

[diamond]  CONDITIONAL EXCHANGE OPTION RIDER. This rider provides for the exchange of the policy for two new single policies, without evidence of insurability, for either of the following events:

           1) the divorce of the insureds, or

           2) major change in the federal estate tax law.

           Both insureds must be alive on the date of exchange and there must continue to be insurable interest.

[diamond]  GUARANTEED DEATH BENEFIT RIDER. (This rider is not available for policies issued on or after January 27, 2003.) This rider guarantees the face amount of coverage even if the policy value is insufficient to cover the monthly deduction.

           For the first 10 policy years, the monthly guarantee premium is 1/12 of the Target Annual Premium. For Policy year 11 and thereafter, the monthly guarantee premium is 1/12 of the Guideline Level Premium (as defined in Internal Revenue Code Section 7702).

           The rider will remain in effect if one of three conditions is met monthly. Otherwise, the rider will lapse and the underlying policy will continue without the rider benefits or charges. The three conditions are:

           1) Total Cumulative Premium Test - the total premium paid less the sum of all surrender amounts is not less than the cumulative sum of all monthly guarantee premiums since policy issue.

           2) Tabular Account Value Test - the policy's cash surrender value is not less than the policy's Tabular Account Value (as listed on policy's schedule pages) on the policy anniversary on or immediately preceding the monthly calculation day.

           3) Annual Premium Test - the total premium paid during the policy year, less surrenders, is not less than the sum of all monthly guarantee premiums applicable each month since the policy year began.

[diamond]  CONVERSION TO UNIVERSAL LIFE RIDER. This rider permits you to convert from a variable universal life policy to a fixed universal life policy by transferring all cash value to the Non-Transferable General Account ("NTGA"). You may make this election on or after the 15th policy anniversary. There is no charge for this rider.

[diamond]  AGE 100+ RIDER. This rider maintains the full death benefit under the policy after the younger insured's age 100, as long as the cash surrender value is greater than zero. There is no charge for this rider.

[diamond]  LIFEPLAN OPTIONS RIDER. At specified 5th, 10th and 15th year policy anniversaries, subject to various limitations as set forth in the rider, the following favorable policy options may be exercised or elected:

           1 An option to increase the total face amount of the policy by up to $1,000,000 without a medical exam requirement, while other traditional underwriting rules will still apply.

           2 An option to reduce the base policy face amount up to 50% without incurring a partial surrender charge.

           3 An option to exchange the policy for an annuity without incurring a surrender charge. This option is not available until the 10th policy anniversary.

           4 An option to split the policy into single-life policies without incurring a surrender charge and without a medical exam requirement, while other traditional underwriting rules will still apply.

[diamond]  ESTATE TERM RIDER. This rider provides annually renewable term insurance coverage to age 100 of the younger of the two insureds. The rider has a target face amount that can be increased under death benefit Option

           Four increase options are available:

           1 Premiums Paid Increases - provides a monthly increase equal to the premiums paid for the previous policy month.

           2 Percentage Increase - allows the total death benefit to increase each year by a whole percentage up to 5%.

           3 Dollar Increase - allows the total death benefit to increase each year by an annually fixed dollar amount.

           4 Varying Schedule Increases - provides a schedule of varying amounts to increase the total death benefit up to 10% each year.

           Cost of insurance charges apply to the rider.

DEATH BENEFIT

GENERAL
The death benefit under Option 1 equals the policy's face amount on the date of the death of the last surviving insured or, if greater, the minimum death benefit on that date.

Under Option 2, the death benefit equals the policy's face amount on the date of the death of the last surviving insured, plus the policy value or, if greater, the minimum death benefit on that date.

Under either option, the minimum death benefit is the policy value on the date of death of the insured increased by a percentage determined from a table contained in the policy. This percentage will be based on the insured's attained age at the beginning of the policy year in which the death occurs. If no option is elected, Option 1 will apply.

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.


A Guaranteed Death Benefit Rider is available. Under this policy rider if you pay the required premium each year as specified in the rider, the death benefit selected will be guaranteed for a certain specified number of years, regardless of the investment performance of the policy, and will equal either the initial face amount or the face amount as later changed by decreases. To keep this guaranteed death benefit in force, there may be limitations on the amount of partial surrenders or decreases in face amount permitted.

DEATH BENEFIT AT ENDOWMENT
After age 100 of the younger insured, the death benefit equals the policy value, and no more monthly deductions will be made. This allows you to keep the policy in force until the second death.

PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT ON DEATH BENEFIT
A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge will be deducted from policy value based on the amount of the decrease or partial surrender. If the change is a decrease in face amount, the death benefit under a policy would be reduced on the next monthly calculation day. If the change is a partial surrender, the death benefit under a policy would be reduced immediately. A decrease in the death benefit may have certain tax consequences. See "Federal Tax Considerations."

REQUESTS FOR DECREASE IN FACE AMOUNT
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least equal to $25,000 and the face amount remaining after the decrease must be at least $250,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request. A partial surrender charge will be deducted from the policy value based on the amount of the decrease. The charge will equal the applicable surrender charge that would apply to a full surrender multiplied by a fraction (which is equal to the decrease in face amount divided by the face amount of the policy before the decrease).


PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------
SURRENDER AND DEATH BENEFIT PROCEEDS
Death benefit proceeds and the proceeds of full or partial surrenders will be processed at unit values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within 7 days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated, e.g., to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry. Under the policy, the death proceeds will be paid upon the death of the last surviving insured.

You may elect a payment option for payment of the death proceeds to the beneficiary. You may do this only before the second death. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount of surrender or death benefit proceeds that may be applied under any payment option is $1,000.

If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.

PAYMENT OPTIONS
All or part of the surrender or death proceeds of a policy may be applied under one or more of the following payment options or such other payment options or alternative versions of the options listed as we may choose to make available in the future.

OPTION 1--LUMP SUM
Payment in one lump sum.

OPTION 2--LEFT TO EARN INTEREST
A payment of interest during the payee's lifetime on the amount payable as a principal sum. Interest rates are guaranteed to be at least 3% per year.

OPTION 3--PAYMENT FOR A SPECIFIC PERIOD
Equal installments are paid for a specified period of years whether the payee lives or dies. The first payment will be on the date of settlement. The assumed interest rate on the unpaid balance is guaranteed not to be less than 3% per year.

OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
Equal installments are paid until the later of:

[diamond]  the death of the payee; or

[diamond]  the end of the period certain.

The first payment will be on the date of settlement. The period certain must be chosen at the time this option is elected. The periods certain that you may choose from are as follows:

[diamond]  10 years;

[diamond]  20 years; or

[diamond]  until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

Any life annuity provided under Option 4 is computed using an interest rate guaranteed to be no less than 3/8% per year, but any life annuity providing a period certain of 20 years or more is computed using an interest rate guaranteed to be no less than 3 1/4% per year.

OPTION 5--LIFE ANNUITY
Equal installments are paid only during the lifetime of the payee. The first payment will be on the date of settlement. Any life annuity as may be provided under Option 5 is computed using an interest rate guaranteed to be no less than 3 1/2% per year.

OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
Equal installments of a specified amount, out of the principal sum and interest on that sum, are paid until the principal sum remaining is less than the amount of the installment. When that happens, the principal sum remaining with accrued interest will be paid as a final payment. The first payment will be on the date of settlement. The payments will include interest on the remaining principal at a guaranteed rate of at least 3% per year. This interest will be credited at the end of each year. If the amount of interest credited at the end of the year exceeds the income payments made in the last 12 months, that excess will be paid in 1 sum on the date credited.

OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR
PERIOD CERTAIN
The first payment will be on the date of settlement. Equal installments are paid until the latest of:

[diamond]  the end of the 10-year period certain;

[diamond]  the death of the insured; or

[diamond]  the death of the other named annuitant.

The other annuitant must have attained age 40, must be named at the time this option is elected and cannot later be changed. Any joint survivorship annuity that may be provided under this option is computed using a guaranteed interest rate to equal at least 3 3/8% per year.

For additional information concerning the above payment options, see the policy.


SURRENDERS

GENERAL
At any time during the lifetime of the insureds and while the policy is in force, you may partially or fully surrender the policy by sending to VPMO a written release and surrender in a form satisfactory to us. We may also require you to send the policy to us. The amount available for surrender is the cash surrender value at the end of the valuation period during which the surrender request is received at VPMO.

Upon partial or full surrender, we generally will pay to you the amount surrendered within 7 days after we receive the written request for the surrender. Under certain circumstances, the surrender payment may be postponed. See "General Provisions--Postponement of Payments." For the federal tax effects of partial and full surrenders, see "Federal Income Tax Considerations."

FULL SURRENDERS
If the policy is being fully surrendered, the policy itself must be returned to VPMO, along with the written release and surrender of all claims in a form satisfactory to us. You may elect to have the amount paid in a lump sum or under a payment option. See "Conditional Charges--Surrender Charge" and "Payment Options."

PARTIAL SURRENDERS
You may obtain a partial surrender of the policy by requesting payment of the policy's cash surrender value. It is possible to do this at any time during the lifetime of the insureds, while the policy is in force, with a written request to VPMO. We may require the return of the policy before payment is made. A partial surrender will be effective on the date the written request is received or, if required, the date the policy is received by us. Surrender proceeds may be applied under any of the payment options described under "Payment of Proceeds--Payment Options."

We reserve the right not to allow partial surrenders of less than $500. In addition, if the share of the policy value in any subaccount or in the Guaranteed Interest Account is reduced as a result of a partial surrender and is less than $500, we reserve the right to require surrender of the entire remaining balance in that subaccount or the Guaranteed Interest Account.

Upon a partial surrender, the policy value will be reduced by the sum of the following:

[diamond]  The partial surrender amount paid--this amount comes from a reduction in the policy's share in the value of each subaccount or the Guaranteed Interest Account based on the allocation requested at the time of the partial surrender. If no allocation request is made, the withdrawals from each subaccount will be made in the same manner as that provided for monthly deductions.

[diamond]  The partial surrender fee--this fee is the lesser of $25 or 2% of the partial surrender amount paid. The assessment to each subaccount or the Guaranteed Interest Account will be made in the same manner as provided for the partial surrender amount paid.

[diamond]  A partial surrender charge--this charge is equal to a pro rata portion of the applicable surrender charge that would apply to a full surrender, determined by multiplying the applicable surrender charge by a fraction (equal to the partial surrender amount payable divided by the result of subtracting the applicable surrender charge from the policy value). This amount is assessed against the subaccount or the Guaranteed Interest Account in the same manner as provided for the partial surrender amount paid.

The cash surrender value will be reduced by the partial surrender amount paid plus the partial surrender fee. The face amount of the policy will be reduced by the same amount as the policy value is reduced as described above.

TRANSFER OF POLICY VALUE


TRANSFERS

Transfers among available subaccounts or the Guaranteed Interest Account and changes in premium payment allocations may be requested in writing or by calling VULA at 800/541-0171, between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time. Written requests for transfers will be executed on the date we receive the request. Telephone transfers will be effective on the date the request is made except as noted below. Unless you elect in writing not to authorize telephone transfers or premium allocation changes, telephone transfer orders and premium allocation changes also will be accepted on your behalf from your registered representative. We will employ reasonable procedures to confirm that telephone instructions are genuine. They will require verification of account information and will record telephone instructions on tape. All telephone transfers will be confirmed in writing to you. To the extent that we fail to follow procedures reasonably designed to prevent unauthorized transfers, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you bear the risk of loss resulting from instructions entered by an unauthorized third party that we reasonably believe to be genuine. The telephone transfer and allocation change privileges may be modified or terminated at any time. During times of extreme market volatility, these privileges may be difficult to exercise. In such cases, you should submit a written request.

Although currently there is no charge for transfers, in the future we may charge a fee of $10 for each transfer after the first 2 transfers in a policy year. Transfers under the Systematic Transfer Program do not count against these limitations.

We reserve the right to refuse to transfer amounts less than $500 unless:

[diamond]  the entire balance in the subaccount or the Guaranteed Interest
           Account is being transferred; or

[diamond]  the transfer is part of the Systematic Transfer Program.

We also reserve the right to prohibit a transfer to any subaccount of the Account if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Account be transferred if the value of your investment in that subaccount would be less than $500 immediately after the transfer.

You may make only 1 transfer per policy year from the nonloaned portion of the Guaranteed Interest Account unless:

1) the transfer(s) are made as part of a Systematic Transfer Program, or

2) we agree to make an exception to this rule.

The amount you may transfer cannot exceed the greater of $1,000 or 25% of the value of the nonloaned portion of the Guaranteed Interest Account at the time of the transfer.

A nonsystematic transfer from the nonloaned portion of the Guaranteed Interest Account will be processed on the day such request is received by VPMO.

Transfers into the Guaranteed Interest Account and among the subaccounts may be made anytime. We reserve the right to limit the number of subaccounts in which you may invest to a total of 18 at any one time or over the life of the policy. We may limit you to less than 18 if we are required to do so by any federal or state law.


Because excessive exchanges between subaccounts can hurt fund performance, we reserve the right to temporarily or even permanently terminate exchange privileges or reject any specific exchange order from anyone whose transactions appear to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. We will not accept batched transfer instructions from registered representatives (acting under powers of attorney for multiple policy owners), unless the registered representative's broker-dealer firm and Phoenix have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.


If a policy has been issued with a Temporary Money Market Allocation Amendment, no transfers may be made until your right to cancel the policy expires.


SYSTEMATIC TRANSFER PROGRAMS
You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.

We base transfers under a Systematic Transfer Program on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts"). You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:

[diamond]  $25 monthly               [diamond]  $150 semiannually

[diamond]  $75 quarterly             [diamond]  $300 annually

You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the Program. Transfers must be made in approximately equal amounts over a minimum of 18 months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.

You may start or discontinue this program at any time by submitting a written request to VPMO, or by calling VULA (see page 1). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect. We do not charge for this program.

ASSET REBALANCING PROGRAM: Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semi-annually or annually. We do not permit transfers to or from the Guaranteed Interest Account.

You may start or discontinue this program at any time by submitting a written request to VPMO, or by calling VULA (see page 1). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not charge for this program.



POLICY LOANS
Generally, while the policy is in force, a loan may be taken against the policy up to the available loan value. The loan value on any day is 90% of the policy value reduced by an amount equal to the surrender charge. The available loan value is the loan value on the current day less any outstanding debt.

The amount of any loan will be added to the loaned portion of the Guaranteed Interest Account and subtracted from the policy's share of the subaccounts or the nonloaned portion of the Guaranteed Interest Account, based on the allocation requested at the time of the loan. The total reduction will equal the amount added to the loaned portion of the Guaranteed Interest Account. Allocations generally must be expressed in terms of whole percentages. If no allocation request is made, the amount subtracted from the share of each subaccount or the nonloaned portion of the Guaranteed Interest Account will be determined in the same manner as provided for monthly deductions. Interest will be credited and the loaned portion of the Guaranteed Interest Account will increase at an effective annual rate of 2% (4% in New York only), compounded daily and payable in arrears. At the end of each policy year and at the time of any debt repayment, interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the nonloaned portion of the Guaranteed Interest Account.

Debt may be repaid at any time during the lifetime of the insureds while the policy is in force. Any debt repayment received by us during a grace period will be reduced to pay any overdue monthly deductions and only the balance will be applied to reduce the debt. Such balance will first be used to pay any outstanding accrued loan interest, and then will be applied to reduce the loaned portion of the Guaranteed Interest Account. The nonloaned portion of the Guaranteed Interest Account will be increased by the same amount the loaned portion is decreased. If the amount of a loan repayment exceeds the remaining loan balance and accrued interest, the excess will be allocated among the subaccounts as you may request at the time of the repayment and, if no allocation request is made, according to the most recent premium allocation schedule on file.

Payments received by us for the policy will be applied directly to reduce outstanding debt unless specified as a premium payment by you. Until the debt is fully repaid, additional debt repayments may be made at any time during the lifetime of the insureds while the policy is in force.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless the policy value becomes insufficient to maintain the policy in force.


Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the chosen subaccounts or at the rate we credit the non-loaned portion of the Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The policy's cash value available for withdrawal is also reduced by the amount of any outstanding loans and loan interest.


The proceeds of policy loans may be subject to federal income tax. See "Federal Income Tax Considerations."

In the future, we may not allow policy loans of less than $500, unless such loan is used to pay a premium on another Phoenix policy.

[diamond]  In most states except New York, the rates in effect will be:

           o   Policy years 1-10 :                       4%
           o   Policy years 11-15:                       3%
           o   Policy years 16 and thereafter:          2 1/2%

           We credit the loaned portion of the Guaranteed Interest Account for these policies at an annual rate of 2%.


[diamond]  In New York only, the rates in effect will be:

           o   Policy years 1-10:                        6%
           o   Policy years 11-15:                       5%
           o   Policy years 16 and thereafter:          4 1/2%

           We credit the loaned portion of the Guaranteed Interest Account for these policies at an annual rate of 4%.


You will pay interest on the loan at the noted effective annual rates, compounded daily and payable in arrears.

At the end of each policy year, any interest due on the debt will be treated as a new loan and will be offset by a transfer from your subaccounts and/or the nonloaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.


A policy loan, whether or not repaid, has a permanent effect on the policy value because the investment results of the subaccounts or nonloaned portion of the Guaranteed Interest Account will apply only to the amount remaining in the subaccounts or the nonloaned portion of the Guaranteed Interest Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the subaccounts or the nonloaned portion of the Guaranteed Interest Account earn more than the annual interest rate for funds held in the loaned portion of the Guaranteed Interest Account, the policy value does not increase as rapidly as it would have had no loan been made. If the subaccounts or the Guaranteed Interest Account earn less than the annual interest rate for funds held in the loaned portion of the Guaranteed Interest Account, the policy value is greater than it would have been had no loan been made. Outstanding loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.



LAPSE
Unlike conventional life insurance policies, the payment of the issue premium, no matter how large, or the payment of additional premiums will not necessarily continue the policy in force to its maturity date.

If on any monthly calculation day during the first 3 policy years, the policy value is insufficient to cover the monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the required monthly deduction. If on any monthly calculation day during any subsequent policy year, the cash surrender value (which should have become positive) is less than the required monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the required monthly deduction. However, during the first five policy years or until the cash surrender value becomes positive for the first time, the policy will not lapse as long as you have paid all premiums planned at issue. If you take a partial surrender or a policy loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.

During the grace period, the policy will continue in force but subaccount transfers, loans, partial or full surrenders will not be permitted. Failure to pay the additional amount within the grace period will result in lapse of the policy, but not until 30 days has passed after we have mailed a written notice to you. If a premium payment for the additional amount is received by us during the grace period, any amount of premium over what is required to prevent lapse will be allocated among the subaccounts and/or to the Guaranteed Interest Account according to the current premium allocation schedule. In determining the amount of "excess" premium to be applied to the subaccounts or the Guaranteed Interest Account, we will deduct the premium tax and the amount needed to cover any monthly deductions made during the grace period. If the last surviving insured dies during the grace period, the death benefit will equal the amount of the death benefit immediately prior to the commencement of the grace period.


FEDERAL INCOME TAX CONSIDERATIONS
-------------------------------------------------------------------------------
The following is a brief summary of our interpretation of federal tax treatment of amounts accumulated under and distributed from the policy. We give a more complete discussion in the Statement of Additional Information ("SAI") which is incorporated into this prospectus by reference. You can get a copy of the SAI free of charge: see the back cover of this prospectus. We make no attempt to address estate and inheritance taxes, or any state, local or other tax laws. For complete information on federal and state income tax considerations consult your income tax advisor.

We suggest you consult with your tax advisor in advance of making a decrease in death benefits, or a full or partial surrender of your policy.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
You will be taxed on loans and payments from a modified endowment contract on the portion of the amount received that is considered income, or gain in contract value. This policy can be modified endowment contracts if it fails to meet what is known as "the 7-pay test." This test compares your policy to a hypothetical life insurance policy of identical face amount which requires 7 equal annual premiums to be "fully paid-up," continuing to provide a level death benefit without the need for any further premiums. A policy becomes a modified endowment contract if, at any time during the first 7 years, the total premiums paid into the policy exceed the total premiums that you would have paid into the hypothetical policy.

Amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions for taxpayers who are age 59 1/2 or older, disabled or taken as part of a periodic payment plan for the life expectancy of the beneficiary or beneficiaries.

FULL SURRENDER
You can be taxed on the amount of a full surrender that exceeds the amount of premiums you paid. You may be liable for an additional 10% "penalty tax" if the policy is a modified endowment contract.

PARTIAL SURRENDER
Partial surrenders from a modified endowment contract are fully taxable to the extent of income (gain) in the policy and may be subject to an additional 10% tax. If the policy is not a modified endowment contract, partial surrenders still may be taxable. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements of Phoenix Life Variable Universal Life Account (Phoenix Estate Strategies(SM)) at December 31, 2002, and the results of their operations and the changes in their net assets for each of the periods indicated and the financial statements of Phoenix Life Insurance Company at December 31, 2002 and 2001, and the results of their operations and their cash flows for the end of the three years in the period ended December 31, 2002 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page 1. The financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Account or on Guaranteed Interest Account rates that we credit during a guarantee period.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------

INVESTMENT TYPE



------------------------------------------------------------------------------------------------------------------------------
                                                                                 Investment Type

                                                ------------------------------------------------------------------------------
                                                  Bond  Domestic  Domestic  Domestic   Growth         International   Money
                    Series                               Blend     Growth    Value    & Income  Index     Growth      Market
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                                             |X|
Phoenix-AIM Mid-Cap Equity                                |X|
Phoenix-Alliance/Bernstein Enhanced Index                                                        |X|
Phoenix-Alliance/Bernstein Growth + Value                           |X|       |X|
Phoenix-Duff & Phelps Real Estate Securities                                             |X|
Phoenix-Engemann Capital Growth                                     |X|
Phoenix-Engemann Small & Mid-Cap Growth                             |X|
Phoenix-Goodwin Money Market                                                                                           |X|
Phoenix-Goodwin Multi-Sector Fixed Income         |X|
Phoenix-Hollister Value Equity                                                |X|
Phoenix-Janus Flexible Income                     |X|
Phoenix-Kayne Large-Cap Core                              |X|
Phoenix-Kayne Small-Cap Quality Value                                         |X|
Phoenix-Lazard International Equity Select                                                                 |X|
Phoenix-Lazard Small-Cap Value                                                |X|
Phoenix-Lazard U.S. Multi-Cap                                                 |X|
Phoenix-Lord Abbett Bond-Debenture                |X|
Phoenix-Lord Abbett Large-Cap Value                                           |X|
Phoenix-Lord Abbett Mid-Cap Value                                             |X|
Phoenix-MFS Investors Growth Stock                                  |X|
Phoenix-MFS Investors Trust                                                              |X|
Phoenix-MFS Value                                                             |X|
Phoenix-Northern Dow 30                                                                          |X|
Phoenix-Northern Nasdaq-100 Index(R)                                                             |X|
Phoenix-Oakhurst Growth & Income                                                         |X|
Phoenix-Oakhurst Strategic Allocation                                                    |X|
Phoenix-Sanford Bernstein Global Value                                                                     |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                       |X|
Phoenix-Sanford Bernstein Small-Cap Value                                     |X|
Phoenix-Seneca Mid-Cap Growth                                       |X|
Phoenix-Seneca Strategic Theme                                      |X|
Phoenix-State Street Research Small-Cap Growth                      |X|
AIM V.I. Capital Appreciation Fund                                  |X|
AIM V.I. Premier Equity Fund                              |X|
Alger American Leveraged AllCap Portfolio                           |X|
Federated Fund for U.S. Government Securities II  |X|
Federated High Income Bond Fund II                |X|
VIP Contrafund(R) Portfolio                                         |X|
VIP Growth Opportunities Portfolio                                  |X|
VIP Growth Portfolio                                                |X|
Mutual Shares Securities Fund                                                            |X|
Templeton Foreign Securities Fund                                                                          |X|
Templeton Growth Securities Fund                                                                           |X|
Scudder VIT EAFE(R) Equity Index Fund                                                            |X|
Scudder VIT Equity 500 Index Fund                                                                |X|
Technology Portfolio                                                |X|
Wanger Foreign Forty                                                                                       |X|
Wanger International Small Cap                                                                             |X|
Wanger Twenty                                                       |X|
Wanger U.S. Smaller Companies                                       |X|
------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ADVISORS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Advisors
                                            ---------------------------------------------------------------------------------------
                                              Phoenix    Phoenix   Duff & Phelps                Fred       Deutsche    Federated
                                             Investment  Variable   Investment       AIM        Alger       Asset      Investment
                                              Counsel,   Advisors,  Management     Advisors,  Management, Management,  Management
        Series                                  Inc.       Inc.        Co.           Inc.        Inc.        Inc.       Company
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                   |X|
Phoenix-AIM Mid-Cap Equity                                 |X|
Phoenix-Alliance/Bernstein Enhanced Index                  |X|
Phoenix-Alliance/Bernstein Growth + Value                  |X|
Phoenix-Duff & Phelps Real Estate Securities                           |X|
Phoenix-Engemann Capital Growth                  |X|

Phoenix-Engemann Small & Mid-Cap Growth          |X|

Phoenix-Goodwin Money Market                     |X|
Phoenix-Goodwin Multi-Sector Fixed Income        |X|
Phoenix-Hollister Value Equity                   |X|
Phoenix-Janus Flexible Income                              |X|
Phoenix-Kayne Large-Cap Core                     |X|
Phoenix-Kayne Small-Cap Quality Value            |X|
Phoenix-Lazard International Equity Select                 |X|
Phoenix-Lazard Small-Cap Value                             |X|
Phoenix-Lazard U.S. Multi-Cap                              |X|
Phoenix-Lord Abbett Bond-Debenture                         |X|
Phoenix-Lord Abbett Large-Cap Value                        |X|
Phoenix-Lord Abbett Mid-Cap Value                          |X|
Phoenix-MFS Investors Growth Stock                         |X|
Phoenix-MFS Investors Trust                                |X|
Phoenix-MFS Value                                          |X|
Phoenix-Northern Dow 30                                    |X|
Phoenix-Northern Nasdaq-100 Index(R)                       |X|
Phoenix-Oakhurst Growth & Income                 |X|
Phoenix-Oakhurst Strategic Allocation            |X|
Phoenix-Sanford Bernstein Global Value                     |X|
Phoenix-Sanford Bernstein Mid-Cap Value                    |X|
Phoenix-Sanford Bernstein Small-Cap Value                  |X|
Phoenix-Seneca Mid-Cap Growth                    |X|
Phoenix-Seneca Strategic Theme                   |X|
Phoenix-State Street Research Small-Cap Growth             |X|
AIM V.I. Capital Appreciation Fund                                                   |X|
AIM V.I. Premier Equity Fund                                                         |X|
Alger American Leveraged AllCap Portfolio                                                        |X|
Federated Fund for U.S. Government Securities II                                                                          |X|
Federated High Income Bond Fund II                                                                                        |X|
VIP Contrafund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Foreign Securities Fund
Templeton Growth Securities Fund
Scudder VIT EAFE(R) Equity Index Fund                                                                        |X|
Scudder VIT Equity 500 Index Fund                                                                            |X|
Technology Portfolio
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ADVISORS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Advisors
                                            ---------------------------------------------------------------------------------------
                                                                       Morgan
                                              Fidelity     Franklin    Stanley     Templeton    Templeton  Templeton    Wanger
                                             Management     Mutual    Investment     Asset       Global    Investment    Asset
                                            and Research   Advisors,  Management   Management,  Advisors    Counsel,  Management,
                   Series                      Company       LLC          Inc.        Ltd.       Limited      Inc.        LP.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Capital Growth

Phoenix-Engemann Small & Mid-Cap Growth

Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth & Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund
Alger American Leveraged AllCap Portfolio
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
VIP Contrafund(R) Portfolio                      |X|
VIP Growth Opportunities Portfolio               |X|
VIP Growth Portfolio                             |X|
Mutual Shares Securities Fund                              |X|
Templeton Foreign Securities Fund                                                                            |X|
Templeton Growth Securities Fund                                                                 |X|
Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio                                                   |X|
Wanger Foreign Forty                                                                                                      |X|
Wanger International Small Cap                                                                                            |X|
Wanger Twenty                                                                                                             |X|
Wanger U.S. Smaller Companies                                                                                             |X|
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT SUBADVISORS

----------------------------------------------------------------------------------------------------------------------------------
                                                                                   Subadvisors
                                            --------------------------------------------------------------------------------------

                                                                                               Kayne
                                                                                              Anderson
                                             Aberdeen     AIM         Alliance      Janus      Rudnick      Lazard       Lord,
                                               Fund      Capital      Capital      Capital    Investment     Asset       Abbett
                                             Managers,  Management,  Management,  Management  Management,  Management     & Co.
           Series                              Inc.        Inc.         L.P.         LLC         LLC          LLC          LLC

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                   |X|
Phoenix-AIM Mid-Cap Equity                                 |X|
Phoenix-Alliance/Bernstein Enhanced Index                              |X|
Phoenix-Alliance/Bernstein Growth + Value                              |X|
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Janus Flexible Income                                                        |X|
Phoenix-Kayne Large-Cap Core                                                                     |X|
Phoenix-Kayne Small-Cap Quality Value                                                            |X|
Phoenix-Lazard International Equity Select                                                                   |X|
Phoenix-Lazard Small-Cap Value                                                                               |X|
Phoenix-Lazard U.S. Multi-Cap                                                                                |X|
Phoenix-Lord Abbett Bond-Debenture                                                                                        |X|
Phoenix-Lord Abbett Large-Cap Value                                                                                       |X|
Phoenix-Lord Abbett Mid-Cap Value                                                                                         |X|
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Sanford Bernstein Global Value                                 |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                |X|
Phoenix-Sanford Bernstein Small-Cap Value                              |X|
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth

-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT SUBADVISORS

-------------------------------------------------------------------------------------------------------------
                                                                       Subadvisors
                                            -----------------------------------------------------------------

                                                                      Roger                     State
                                                        Northern     Engemann     Seneca        Street
                                                MFS       Trust         &         Capital      Research
                                            Investment Investments, Associates,  Management, & Management,
          Series                            Management     Inc.        Inc.         LLC         Company
-------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Engemann Capital Growth                                        |X|
Phoenix-Engemann Small & Mid-Cap Growth                                |X|
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock               |X|
Phoenix-MFS Investors Trust                      |X|
Phoenix-MFS Value                                |X|
Phoenix-Northern Dow 30                                    |X|
Phoenix-Northern Nasdaq-100 Index(R)                       |X|
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth                                                        |X|
Phoenix-Seneca Strategic Theme                                                       |X|
Phoenix-State Street Research Small-Cap Growth                                                   |X|
-------------------------------------------------------------------------------------------------------------

Additional information about the Estate Strategies (the "Policy") and the Phoenix Life Variable Universal Life Account (the "Account") is contained in the Policy's Statement of Additional Information ("SAI") dated May 1, 2003, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171.

Information about the Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at (202) 942-8090. Reports and other information about the Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.

Phoenix Life Insurance Company

www.phoenixwm.com

V611


Investment Company Act File No. 811-4721

[logo] PHOENIX WEALTH MANAGEMENT(R)




L0077PR (C)Phoenix Life Insurance Company               [RECYCLE LOGO] Printed on recycled paper.            5-03


                                     PART B

================================================================================
                                 ESTATE EDGE(R)
================================================================================
                                                                     [Version A]

        THE PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT (THE "ACCOUNT')
              ISSUED BY: PHOENIX LIFE INSURANCE COMPANY ("PHOENIX")

STATEMENT OF ADDITIONAL INFORMATION ("SAI")                         MAY 1, 2003

                                  ------------

           FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES


This SAI is not a prospectus and should be read in conjunction with the prospectuses dated May 1, 2003. You may obtain a copy of each prospectus without charge by contacting Phoenix at the address or telephone number below. Defined terms used in the current prospectuses are incorporated in this SAI.

                                  ------------

                                TABLE OF CONTENTS

                                                                      PAGE
                                                                      ----

Phoenix Life Insurance Company......................................     2

The Account.........................................................     2

The Policy..........................................................     3

Underwriter.........................................................     3

Performance History.................................................     3

Additional Information..............................................     6

Federal Income Tax Considerations...................................     7

Voting Rights.......................................................     9

Safekeeping of the Account's Assets.................................    10

Sales of Policies...................................................    10

State Regulation....................................................    10

Reports.............................................................    10

Experts ............................................................    10

Separate Account Financial Statements...............................  SA-1

Company Financial Statements........................................   F-1

                                  ------------

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:                 [ENVELOPE]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                                                                                    PO Box 8027
                                                                                               Boston, Massachusetts 02266-8027

                                                                 [TELEPHONE] VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
                                                                                                              Tel. 800/541-0171

PHOENIX LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------
On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly-owned subsidiary of The Phoenix Companies, Inc., a newly-formed, publicly-traded Delaware corporation. Our executive office is at One American Row, Hartford, Connecticut, 06102-5056 and our main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

SURPLUS
Policies issued on or after the date of Phoenix's demutualization, June 25, 2001, will not be eligible to share in Phoenix's profits or surplus earnings. The demutualization will not change any eligibility, described in the next paragraph, of a policy owned prior to the date of demutualization.

You may share in divisible surplus of Phoenix to the extent decided annually by the Phoenix Board of Directors. However, it is not currently expected that the Board will authorize these payments since you will be participating directly in the subaccount's investment results.


THE ACCOUNT
-------------------------------------------------------------------------------
Phoenix established the Account as a separate account under New York insurance law on June 17, 1985. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") under which it meets the definition of a "separate account."

All income, gains or losses of the Account will be credited to or charged against amounts placed in the Account without regard to the other income, gains and losses of Phoenix. The assets of the Account may not be charged with liabilities arising out of any other business we may conduct. Obligations under the Policies are obligations of Phoenix.

The Account is divided into subaccounts, each of which is available for allocation of policy value. Each subaccount will invest solely in a single investment portfolio of a fund. Each portfolio has its own specified investment objective. The policy value allocated to the Account depends on the investment performance of the underlying funds. The policy owner bears the full investment risk for all monies invested in the Account.

REINVESTMENT AND REDEMPTION
All dividend distributions of the fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution; all capital gains distributions of the fund, if any, are likewise reinvested at the net asset value on the record date. Phoenix redeems fund shares at their net asset value to the extent necessary to make payments under the policy.

SUBSTITUTION OF INVESTMENTS
We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Account, subject to compliance with the law as currently applicable or as subsequently changed.

If the shares of any of the portfolios of a fund should no longer be available for investment, or if in our judgment, further investment in shares of any of the portfolios becomes inappropriate in view of the objectives of the policy, then we may substitute shares of another fund for shares already purchased, or to be purchased in the future. No substitution of fund shares held by the Account may take place without prior approval of the SEC and prior notice to you. In the event of a substitution, you will be given the option of transferring the policy value from the affected subaccount to another subaccount without penalty.

DETERMINATION OF SUBACCOUNT VALUES
We establish the unit value of each subaccount of the Account on the first valuation date of that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the just prior valuation date by the net investment factor for that subaccount for the then current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to 6 decimal places. The unit value of each subaccount on a valuation date is determined at the end of that day.

The net investment factor for each subaccount is determined by the investment performance of the assets held by the subaccount during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:

   (A) + (B)
  ------------  -  (D) where:
      (C)

(A)= the value of the assets in the subaccount on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period;

(B)= the amount of any dividend (or, if applicable, any capital gain distribution) received by the subaccount if the "ex-dividend" date for shares of the fund occurs during the current valuation period;

(C)= the value of the assets in the subaccount as of the just prior valuation date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net value amount of any deposits and withdrawals made during the valuation period ending on that date;

(D)= the sum of the following daily charges multiplied by the number of days in the current valuation period:

      1.  the mortality and expense risk charge; and

      2. the charge, if any, for taxes and reserves for taxes on investment income, and realized and unrealized capital gains.


THE POLICY
--------------------------------------------------------------------------------
The number of units credited to a subaccount of the Account will be determined by dividing the portion of the net premium applied to that subaccount by the unit value of the subaccount on the payment date.

You may increase or decrease the planned premium amount (within limits) or payment frequency at any time by writing to VPMO. We reserve the right to limit increases to such maximums as may be established from time to time. Additional premium payments may be made at any time. Each premium payment must at least equal $25 or, if made during a grace period, the payment must equal the amount needed to prevent lapse of the policy.

THE CONTRACT
The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of Phoenix can agree to change or waive any provisions of the policy.

SUICIDE
If the insured (or either of the insureds with respect to survivorship policies) commits suicide within 2 years after the policy's date of issue, the policy will stop and become void. We will pay you the policy value adjusted by the addition of any monthly deductions and other fees and charges, minus any debt owed to us under the policy.

INCONTESTABILITY
We cannot contest this policy or any attached rider after it has been in force during the insured's (or either of the insureds with respect to survivorship policies) lifetime or for 2 years from the policy date.

MISSTATEMENT OF AGE OR SEX
If the age or sex of the insured (or either of the insureds with respect to survivorship policies) has been misstated, the death benefit will be adjusted based on what the cost of insurance charge for the most recent monthly deduction would have purchased based on the correct age and sex.

UNDERWRITER
PEPCO, an affiliate of Phoenix, as underwriter, offers these policies on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by Phoenix.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
These rates of return shown are not an estimate nor a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your policy because they do not account for any of the charges and deductions that apply to your policy value. (see "Charges and Deductions").

Yield of the Phoenix-Goodwin Money Market Series. We calculate the yield of the Phoenix-Goodwin Money Market Series for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share of the series at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

Example Calculation:


The following example of a return/yield calculation for the Phoenix-Goodwin Money Market Series is based on the 7-day period ending December 31, 2002:


Value of hypothetical pre-existing account with exactly one
   unit at the beginning of the period:..........................$1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:.......................................1.000203
Calculation:
   Ending account value...........................................1.000203
   Less beginning account value...................................1.000000
   Net change in account value....................................0.000203
Base period return:
   (adjusted change/beginning account value)......................0.000203
Current annual yield = return x (365/7) =............................1.06%
Effective annual yield = [(1 + return)(365/7)] - 1 =.................1.06%

The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

Total Return. We will usually advertise the average annual total return for a subaccount calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.

Performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. If these charges were reflected in these returns, performance would be significantly lower than shown. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable product charges deducted, including the cost of insurance.

Since subaccount performance fluctuates, the policy value, when redeemed, may be worth more or less than the original cost. Withdrawals will affect the policy value and death benefit.

You may obtain a copy of the most up-to-date performance numbers from your registered representative.


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                                 AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
                          SERIES                          INCEPTION DATE     1 YEAR       5 YEARS       10 YEARS   SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                         5/1/1990       -14.81%        -2.03%         6.19%          4.50%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-AIM Mid-Cap Equity Series                            10/29/2001      -10.89%          N/A           N/A          -4.33%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Alliance/Bernstein Enhanced Index Series             7/14/1997       -23.68%        -1.41%          N/A          -0.26%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Alliance/Bernstein Growth + Value Series             10/29/2001      -25.07%          N/A           N/A         -17.15%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Duff & Phelps Real Estate Securities Series           5/1/1995        12.08%         5.23%          N/A          12.51%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Engemann Capital Growth Series                       12/31/1982      -24.81%        -7.37%         3.99%         11.46%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Engemann Small & Mid-Cap Growth Series               8/15/2000       -28.80%          N/A           N/A         -29.03%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Goodwin Money Market Series                          10/8/1982         1.42%         4.23%         4.38%          5.87%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Goodwin Multi-Sector Fixed Income Series             12/31/1982       10.00%         4.66%         7.82%          9.40%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Hollister Value Equity Series                         3/2/1998       -21.93%          N/A           N/A           3.23%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Janus Flexible Income Series                         12/15/1999       10.62%          N/A           N/A           7.96%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Kayne Large-Cap Core Series                          8/12/2002         N/A            N/A           N/A          -3.45%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Kayne Small-Cap Quality Value Series                 8/12/2002         N/A            N/A           N/A           1.00%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Lazard International Equity Select Series            8/12/2002         N/A            N/A           N/A          -4.22%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Lazard Small-Cap Value Series                        8/12/2002         N/A            N/A           N/A          -2.12%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Lazard U.S. Multi-Cap Series                         8/12/2002         N/A            N/A           N/A           0.50%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Lord Abbett Bond-Debenture Series                    8/12/2002         N/A            N/A           N/A           6.36%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Lord Abbett Large-Cap Value Series                   8/12/2002         N/A            N/A           N/A          -0.76%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Lord Abbett Mid-Cap Value Series                     8/12/2002         N/A            N/A           N/A           0.04%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-MFS Investors Growth Stock Series                    12/15/1999      -28.84%          N/A           N/A         -19.81%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-MFS Investors Trust Series                           10/29/2001      -20.79%          N/A           N/A         -15.07%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-MFS Value Series                                     10/29/2001      -13.84%          N/A           N/A          -7.65%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Northern Dow 30 Series                               12/15/1999      -15.50%          N/A           N/A          -8.25%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Northern Nasdaq-100 Index(R) Series                  8/15/2000       -37.58%          N/A           N/A         -42.87%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Oakhurst Growth & Income Series                       3/2/1998       -22.51%          N/A           N/A          -1.34%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Oakhurst Strategic Allocation Series                 9/17/1984       -11.58%        4.02%         7.57%          10.60%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Sanford Bernstein Global Value Series                11/20/2000      -14.47%          N/A           N/A          -8.36%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                3/2/1998        -8.55%          N/A           N/A           0.92%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Sanford Bernstein Small-Cap Value Series             11/20/2000       -8.54%          N/A           N/A           5.82%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Seneca Mid-Cap Growth Series                          3/2/1998       -32.50%          N/A           N/A           0.36%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Seneca Strategic Theme Series                        1/29/1996       -34.98%        -1.27%          N/A           2.83%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-State Street Research Small-Cap Growth Series        8/12/2002         N/A            N/A           N/A           0.85%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
AIM V.I. Capital Appreciation Fund                            5/5/1993       -24.36%        -2.26%          N/A           7.32%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
AIM V.I. Premier Equity Fund                                  5/5/1993       -30.26%        -2.19%          N/A           7.84%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Alger American Leveraged AllCap Portfolio                    1/25/1995       -33.91%         3.25%          N/A          13.56%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Federated Fund For U.S. Government Securities II             3/28/1994         9.05%         6.75%          N/A           6.60%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Federated High Income Bond Fund II                            3/1/1994         1.39%        -0.35%          N/A           4.56%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
VIP Contrafund(R) Portfolio                                  11/3/1997        -9.42%         3.62%          N/A           3.44%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
VIP Growth Opportunities Portfolio                           11/3/1997       -21.92%        -6.42%          N/A          -5.48%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
VIP Growth Portfolio                                         11/3/1997       -30.20%        -0.46%          N/A          -0.36%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Mutual Shares Securities Fund                                11/8/1996       -11.81%         3.92%          N/A           6.50%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Templeton Developing Markets Securities Fund                 9/27/1996        -0.15%        -5.47%          N/A          -9.38%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Templeton Foreign Securities Fund                            5/11/1992       -18.56%        -2.14%        7.65%           6.51%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Templeton Global Asset Allocation Fund                       11/28/1988       -4.39%         2.30%        8.59%           8.74%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Templeton Growth Securities Fund                             3/15/1994       -18.49%         1.41%          N/A           6.21%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Scudder VIT EAFE(R) Equity Index Fund                        8/22/1997       -21.60%        -5.25%          N/A          -6.10%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Scudder VIT Equity 500 Index Fund                            10/1/1997       -22.31%        -0.83%          N/A          -0.43%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Technology Portfolio                                         11/30/1999      -48.97%          N/A           N/A         -36.42%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Wanger Foreign Forty                                          2/1/1999       -15.29%          N/A           N/A           3.07%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Wanger International Small Cap                                5/1/1995       -13.83%         5.22%          N/A          11.20%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Wanger Twenty                                                 2/1/1999        -7.62%          N/A           N/A          10.57%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Wanger U.S. Smaller Companies                                 5/1/1995       -16.81%         2.96%          N/A          13.02%

---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------

We may include information about a series' or an advisor's investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series' portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series' total return. A fund may also advertise performance by dividing returns into equity and debt components.

A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:

       The Dow Jones Industrial Average(SM)
       First Boston High Yield Index
       Salomon Brothers Corporate Index
       Salomon Brothers Government Bond Index
       The Standard & Poor's 500 Index (S&P 500)

Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

       Lipper Analytical Services
       Morningstar, Inc.
       Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

       Barron's
       Business Week
       Changing Times
       Forbes
       Fortune
       Consumer Reports
       Investor's Business Daily
       Financial Planning
       Financial Services Weekly
       Money
       The New York Times
       Personal Investor
       Registered Representative
       U.S. News and World Report
       The Wall Street Journal
The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM). The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or VULA at the address and telephone number on the first page of the prospectus.


ADDITIONAL INFORMATION
-------------------------------------------------------------------------------

REDUCTION IN CHARGES
Each policy is available for purchase by individuals and groups. We may reduce or eliminate the mortality and expense risk charge, monthly administrative charge, monthly cost of insurance charges, surrender charges or other charges normally assessed where we expect that the size or nature of such policy or policies will result in savings of sales, underwriting, administrative or other costs.

Eligibility for the amount of these reductions will be determined by a number of factors including:

[diamond]  the number of insureds,

[diamond]  total premiums expected to be paid,

[diamond]  total assets under management for the policyowner,

[diamond]  the nature of the relationship among individual insureds,

[diamond]  the purpose of which the policies are being purchased,

[diamond]  where there is a preexisting relationship with us, such as being an employee of Phoenix or its affiliates and their spouses; or employees or agents who retire from Phoenix or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements.

[diamond]  internal transfers from other policies or contracts issued by the
           Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate; and

[diamond]  other circumstances which in our opinion are rationally related to the expected reduction in expenses.

Any variations in the charge structure will be determined in a uniform manner, reflecting differences in costs of services and not unfairly discriminatory to policyholders.

FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------
INTRODUCTION
This discussion is general in nature and is not intended as income tax advice. We make no attempt to consider any estate and inheritance taxes, or any state, local or other tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy. The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

The ultimate effect of federal income taxes on values under the Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. For complete information on federal and state income tax considerations, an income tax advisor should be consulted.

PHOENIX'S INCOME TAX STATUS
We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Account nor the Guaranteed Interest Account is a separate entity from Phoenix and their operations form a part of Phoenix.

Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the value of the Account. Investment income of the Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Account for our federal income taxes which may be attributable to the Account. We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Account.

POLICY BENEFITS

DEATH BENEFIT PROCEEDS
The policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1). Also, a policy owner should not be considered to be in constructive receipt of the cash value, including investment income. However, see the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan. In addition, a benefit paid under a Living Benefits Rider may be taxable as income in the year of receipt.

Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER
Upon full surrender of a policy for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER
If the policy is a modified endowment contract, partial surrenders and other distributions are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of the amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the new rules affecting modified endowment contracts. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you.

The deductibility by a policy owner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policy owner intending to fund premium payments through borrowing should consult an income tax advisor with respect to the tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.


MODIFIED ENDOWMENT CONTRACTS

GENERAL
Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test."

This test compares your policy to a hypothetical life insurance policy of equal face amount which requires 7 equal annual premiums to be "fully paid-up," continuing to provide a level death benefit with no further premiums. A policy becomes a modified endowment contract if, at any time during the first 7 years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. Premiums paid during a policy year but which are returned by us with interest within 60 days after the end of the policy year will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST 7 YEARS
If there is a reduction in death benefits or reduction or elimination of any Additional Rider Benefits previously elected, during the first 7 policy years, the premiums are redetermined for purposes of the 7-pay test as if the policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first 7 policy years.

DISTRIBUTIONS AFFECTED
If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within 2 years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for 7 years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX
Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions that are:


[diamond]  made on or after the taxpayer attains age 59 1/2;

[diamond]  attributable to the taxpayer's disability (within the meaning of Code
           Section 72(m)(7)); or

[diamond]  part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

MATERIAL CHANGE RULES
Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, or any increase in or addition of any rider benefit available as an Additional Rider Benefit (described above), with the following 2 exceptions.

[diamond]  First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

[diamond]  Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the policy, this does not constitute a material change if:

           o the cost-of-living determination period does not exceed the remaining premium payment period under the policy; and

           o the cost-of-living increase is funded ratably over the remaining premium payment period of the policy.

A reduction in death benefits is not considered a material change unless accompanied by a reduction in premium payments.

A material change may occur at any time during the life of the policy (within the first 7 years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as 1 modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts. A tax advisor should be consulted about the tax consequences of the purchase of more than 1 modified endowment contract within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE
CHARGES
The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

QUALIFIED PLANS
A policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the policy in conjunction with a qualified plan until you have consulted a pension consultant or income tax advisor.

DIVERSIFICATION STANDARDS
To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each series is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series' assets be invested in no more than:

[diamond]  55% in any 1 investment

[diamond]  70% in any 2 investments

[diamond]  80% in any 3 investments

[diamond]  90% in any 4 investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Account; therefore, each series will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

The general diversification requirements are modified if any of the assets of the Account are direct obligations of the U.S. Treasury. In this case, there is no limit on the investment that may be made in U.S. Treasury securities, and for purposes of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

In connection with the issuance of the Diversification Regulations, the U.S. Treasury announced that such regulations do not provide guidance concerning the extent to which you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement will provide. It is possible that the policy may need to be modified to comply with such future U.S. Treasury announcements. For these reasons, we reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of the assets of the Account.

We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract, for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same Insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange. We recommend that any person contemplating such actions seek the advice of an income tax advisor.

OTHER TAXES
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.


WITHHOLDING
We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient.



VOTING RIGHTS
-------------------------------------------------------------------------------
We will vote the series' shares held by the subaccounts at any regular and special meetings of shareholders of the funds. To the extent required by law, such voting will be pursuant to instructions received from you. However, if the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result, we decide that we are permitted to vote the series' shares at our own discretion, we may elect to do so.

The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

We will vote series shares held in a subaccount for which no timely instructions are received, and series shares which are not otherwise attributable to policy owners, in proportion to the voting instructions that are received with respect to all policies participating in that subaccount. Instructions to abstain on any item to be voted upon will be applied to reduce the votes eligible to be cast by Phoenix.

You will receive proxy materials, reports and other materials related to the funds.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the subclassification or investment objective of one or more of the portfolios of the funds or to approve or disapprove an investment advisory contract for the funds. In addition, Phoenix itself may disregard voting instructions in favor of changes initiated by a policy owner in the investment policies or the investment advisor of the funds if Phoenix reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we decide that the change would have an adverse effect on the General Account because the proposed investment policy for a series may result in overly speculative or unsound investments. In the event Phoenix does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to policy owners.


SAFEKEEPING OF THE ACCOUNT'S ASSETS
--------------------------------------------------------------------------------
We hold the assets of the Account. The assets of the Account are held separate and apart from our General Account. We maintain records of all purchases and redemptions of shares of the funds.


SALES OF POLICIES
--------------------------------------------------------------------------------
Policies may be purchased from registered representatives of W.S. Griffith & Co., Inc. ("WSG"), a New York corporation incorporated on August 7, 1970. WSG is licensed to sell Phoenix insurance policies as well as annuity contracts and funds of companies affiliated with Phoenix. WSG, a wholly-owned subsidiary of Phoenix, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. PEPCO serves as national distributor of the policies pursuant to an underwriting agreement dated December 31, 1996.

PEPCO, a Connecticut corporation incorporated on July 16, 1968, is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), a wholly-owned subsidiary of Phoenix. PEPCO is located at 56 Prospect Street in Hartford, Connecticut.

Policies also may be purchased from other broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreements provided by PEPCO. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies.

Phoenix may pay a maximum total sales commission of 50% of premiums. To the extent that the sales charge under the policies is less than the sales commissions paid with respect to the policies, we will pay the shortfall from our General Account assets, which will include any profits we may derive under the policies.


STATE REGULATION
--------------------------------------------------------------------------------
We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

State regulation of Phoenix includes certain limitations on the investments which we may make, including investments for the Account and the Guaranteed Interest Account. This regulation does not include, however, any supervision over the investment policies of the Account.


REPORTS
--------------------------------------------------------------------------------
All policyowners will be furnished with those reports required by the 1940 Act and related regulations or by any other applicable law or regulation.


EXPERTS
--------------------------------------------------------------------------------

The financial statements of Phoenix Life Universal Life Account (Estate Edge(R)) at December 31, 2002, and the results of their operations and the changes in their net assets for each of the periods indicated and the financial statements of Phoenix Life Insurance Company at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent accountants, given on the authority of said firm as experts in auditing and accounting.

Richard J. Wirth, Counsel, and Brian Giantonio, Vice President, Tax and ERISA Counsel, Phoenix Life Insurance Company, have provided advice on certain matters relating to the federal securities and income tax laws, respectively, in connection with the contracts described in this prospectus.

--------------------------------------------------------------------------------
                                                       [LOGO] PHOENIX
                                                     WEALTH MANAGEMENT(R)

           ESTATE
             EDGE(R)

    S U R V I V O R S H I P   V A R I A B L E   U N I V E R S A L  L I F E
                            A N N U A L   R E P O R T

                     PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                     DECEMBER 31, 2002

--------------------------------------------------------------------------------
LO271AR (C)2003 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002

                                    PHOENIX-         PHOENIX-                          PHOENIX-ALLIANCE/
                                    ABERDEEN       ABERDEEN NEW       PHOENIX-AIM          BERNSTEIN
                                 INTERNATIONAL         ASIA         MID-CAP EQUITY       GROWTH + VALUE
                                   SUBACCOUNT       SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                --------------    -------------    ---------------    ------------------
ASSETS
     Investment at cost         $    7,281,253    $     342,193    $       293,718    $          161,012
                                ==============    =============    ===============    ==================
     Investment at market       $    4,220,872    $     324,364    $       268,991    $          131,608
                                --------------    -------------    ---------------    ------------------
          Total assets               4,220,872          324,364            268,991               131,608
LIABILITIES
     Accrued expenses                    2,969              246                172                    71
                                --------------    -------------    ---------------    ------------------
NET ASSETS                      $    4,217,903    $     324,118    $       268,819    $          131,537
                                ==============    =============    ===============    ==================
Accumulation units outstanding       2,685,618          388,240            285,804               165,559
                                ==============    =============    ===============    ==================
Unit value                      $     1.570552    $    0.834839    $      0.940570    $         0.794502
                                ==============    =============    ===============    ==================

                                                    PHOENIX-
                                                    DEUTSCHE       PHOENIX-DUFF &          PHOENIX-
                                   PHOENIX-        NASDAQ-100       PHELPS REAL            ENGEMANN
                                DEUTSCHE DOW 30     INDEX(R)      ESTATE SECURITIES     CAPITAL GROWTH
                                  SUBACCOUNT       SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                --------------    -------------    ---------------    ------------------
ASSETS
     Investment at cost         $    1,316,992    $     558,284    $     2,006,717    $       31,773,589
                                ==============    =============    ===============    ==================
     Investment at market       $    1,087,139    $     300,162    $     2,161,573    $       15,625,043
                                --------------    -------------    ---------------    ------------------
          Total assets               1,087,139          300,162          2,161,573            15,625,043
LIABILITIES
     Accrued expenses                      700              222              1,526                11,195
                                --------------    -------------    ---------------    ------------------
NET ASSETS                      $    1,086,439    $     299,940    $     2,160,047    $       15,613,848
                                ==============    =============    ===============    ==================
Accumulation units outstanding       1,362,211          911,998          1,102,269             5,673,506
                                ==============    =============    ===============    ==================
Unit value                      $     0.797556    $    0.328810    $      1.959636    $         2.752063
                                ==============    =============    ===============    ==================

                                   PHOENIX-                           PHOENIX-
                                ENGEMANN SMALL       PHOENIX-       GOODWIN MULTI-
                                  & MID-CAP       GOODWIN MONEY     SECTOR FIXED      PHOENIX-HOLLISTER
                                    GROWTH            MARKET           INCOME            VALUE EQUITY
                                  SUBACCOUNT       SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                --------------    -------------    ---------------    ------------------
ASSETS
     Investment at cost         $      626,806    $  31,597,367    $     8,736,771    $        9,201,147
                                ==============    =============    ===============    ==================
     Investment at market       $      442,119    $  31,597,367    $     8,626,007    $        6,918,603
                                --------------    -------------    ---------------    ------------------
          Total assets                 442,119       31,597,367          8,626,007             6,918,603
LIABILITIES
     Accrued expenses                      216           21,186              6,046                 4,854
                                --------------    -------------    ---------------    ------------------
NET ASSETS                      $      441,903    $  31,576,181    $     8,619,961    $        6,913,749
                                ==============    =============    ===============    ==================
Accumulation units outstanding       1,179,463       18,607,236          3,104,557             6,371,754
                                ==============    =============    ===============    ==================
Unit value                      $     0.374665    $    1.696984    $      2.776551    $         1.085062
                                ==============    =============    ===============    ==================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (CONTINUED)

                                  PHOENIX-J.P.
                                    MORGAN
                                   RESEARCH       PHOENIX-JANUS     PHOENIX-JANUS       PHOENIX-KAYNE
                                ENHANCED INDEX   FLEXIBLE INCOME       GROWTH           LARGE-CAP CORE
                                  SUBACCOUNT        SUBACCOUNT       SUBACCOUNT          SUBACCOUNT
                                --------------    -------------    ---------------    ------------------
ASSETS
     Investment at cost         $   15,171,299    $   3,170,339    $     5,324,754    $            7,845
                                ==============    =============    ===============    ==================
     Investment at market       $    9,674,625    $   3,237,464    $     3,264,365    $            7,878
                                --------------    -------------    ---------------    ------------------
          Total assets               9,674,625        3,237,464          3,264,365                 7,878
LIABILITIES
     Accrued expenses                    6,903            1,840              2,331                     5
                                --------------    -------------    ---------------    ------------------
NET ASSETS                      $    9,667,722    $   3,235,624    $     3,262,034    $            7,873
                                ==============    =============    ===============    ==================
Accumulation units outstanding      10,134,496        2,622,044          6,917,685                 8,179
                                ==============    =============    ===============    ==================
Unit value                      $     0.953942    $    1.234008    $      0.471550    $         0.962489
                                ==============    =============    ===============    ==================

                                 PHOENIX-KAYNE   PHOENIX-LAZARD                         PHOENIX-LORD
                                   SMALL-CAP      INTERNATIONAL    PHOENIX-LAZARD        ABBETT BOND-
                                 QUALITY VALUE    EQUITY SELECT    SMALL-CAP VALUE        DEBENTURE
                                  SUBACCOUNT       SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                --------------    -------------    ---------------    ------------------
ASSETS
     Investment at cost         $       12,210    $      81,334    $         4,898    $           12,044
                                ==============    =============    ===============    ==================
     Investment at market       $       12,187    $      81,062    $         4,765    $           12,022
                                --------------    -------------    ---------------    ------------------
          Total assets                  12,187           81,062              4,765                12,022
LIABILITIES
     Accrued expenses                        6               53                  3                     4
                                --------------    -------------    ---------------    ------------------
NET ASSETS                      $       12,181    $      81,009    $         4,762    $           12,018
                                ==============    =============    ===============    ==================
Accumulation units outstanding          12,097           84,844              4,880                11,334
                                ==============    =============    ===============    ==================
Unit value                      $     1.006924    $    0.954805    $      0.975786    $         1.060350
                                ==============    =============    ===============    ==================

                                 PHOENIX-LORD     PHOENIX-LORD       PHOENIX-MFS
                               ABBETT LARGE-CAP  ABBETT MID-CAP   INVESTORS GROWTH      PHOENIX-MFS
                                    VALUE            VALUE              STOCK          INVESTORS TRUST
                                  SUBACCOUNT       SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                --------------    -------------    ---------------    ------------------
ASSETS
     Investment at cost         $      185,788    $      77,752    $       260,365    $          236,260
                                ==============    =============    ===============    ==================
     Investment at market       $      188,823    $      79,557    $       219,559    $          214,504
                                --------------    -------------    ---------------    ------------------
         Total assets                  188,823           79,557            219,559               214,504
LIABILITIES
     Accrued expenses                      120               51                133                   134
                                --------------    -------------    ---------------    ------------------
NET ASSETS                      $      188,703    $      79,506    $       219,426    $          214,370
                                ==============    =============    ===============    ==================
Accumulation units outstanding         190,737           79,721            286,622               262,079
                                ==============    =============    ===============    ==================
Unit value                      $     0.989338    $    0.997297    $      0.765559    $         0.817963
                                ==============    =============    ===============    ==================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (CONTINUED)

                                                                      PHOENIX-
                                                    PHOENIX-          OAKHURST         PHOENIX-SANFORD
                                 PHOENIX-MFS    OAKHURST GROWTH      STRATEGIC        BERNSTEIN GLOBAL
                                    VALUE          AND INCOME        ALLOCATION            VALUE
                                  SUBACCOUNT       SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                --------------    -------------    ---------------    ------------------
ASSETS
     Investment at cost         $    1,361,519    $   8,272,874    $    11,252,380    $          319,708
                                ==============    =============    ===============    ==================
     Investment at market       $    1,255,193    $   6,115,277    $     9,621,986    $          284,530
                                --------------    -------------    ---------------    ------------------
          Total assets               1,255,193        6,115,277          9,621,986               284,530
LIABILITIES
     Accrued expenses                      787            4,358              6,752                   175
                                --------------    -------------    ---------------    ------------------
NET ASSETS                      $    1,254,406    $   6,110,919    $     9,615,234    $          284,355
                                ==============    =============    ===============    ==================
Accumulation units outstanding       1,390,117        7,103,928          2,953,570               364,208
                                ==============    =============    ===============    ==================
Unit value                      $     0.902374    $    0.860217    $      3.255461    $         0.780749
                                ==============    =============    ===============    ==================

                               PHOENIX-SANFORD   PHOENIX-SANFORD
                                BERNSTEIN MID-  BERNSTEIN SMALL-   PHOENIX-SENECA       PHOENIX-SENECA
                                  CAP VALUE        CAP VALUE       MID-CAP GROWTH      STRATEGIC THEME
                                  SUBACCOUNT       SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                --------------    -------------    ---------------    ------------------
ASSETS
     Investment at cost         $    4,802,898    $   1,492,000    $     7,048,060    $        7,689,908
                                ==============    =============    ===============    ==================
     Investment at market       $    4,564,654    $   1,285,692    $     4,235,588    $        3,192,541
                                --------------    -------------    ---------------    ------------------
          Total assets               4,564,654        1,285,692          4,235,588             3,192,541
LIABILITIES
     Accrued expenses                    3,160              953              3,015                 2,279
                                --------------    -------------    ---------------    ------------------
NET ASSETS                      $    4,561,494    $   1,284,739    $     4,232,573    $        3,190,262
                                ==============    =============    ===============    ==================
Accumulation units outstanding       4,715,917        1,231,314          4,517,587             3,047,941
                                ==============    =============    ===============    ==================
Unit value                      $     0.967255    $    1.043389    $      0.936910    $         1.046694
                                ==============    =============    ===============    ==================

                                PHOENIX-STATE
                               STREET RESEARCH     PHOENIX-VAN
                                   SMALL-CAP       KAMPEN FOCUS   AIM V.I. CAPITAL     AIM V.I. PREMIER
                                    GROWTH           EQUITY         APPRECIATION            EQUITY
                                  SUBACCOUNT       SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                --------------    -------------    ---------------    ------------------
ASSETS
     Investment at cost         $       71,220    $     970,522    $       356,940    $          530,362
                                ==============    =============    ===============    ==================
     Investment at market       $       70,452    $     765,995    $       321,558    $          430,160
                                --------------    -------------    ---------------    ------------------
          Total assets                  70,452          765,995            321,558               430,160
LIABILITIES
     Accrued expenses                       47              434                203                   254
                                --------------    -------------    ---------------    ------------------
NET ASSETS                      $       70,405    $     765,561    $       321,355    $          429,906
                                ==============    =============    ===============    ==================
Accumulation units outstanding          70,030        1,541,363            494,444               661,274
                                ==============    =============    ===============    ==================
Unit value                      $     1.005350    $    0.496678    $      0.649933    $         0.650118
                                ==============    =============    ===============    ==================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (CONTINUED)

                                                 FEDERATED FUND
                                ALGER AMERICAN      FOR U.S.       FEDERATED HIGH
                                  LEVERAGED        GOVERNMENT       INCOME BOND
                                    ALLCAP        SECURITIES II        FUND II         VIP CONTRAFUND(R)
                                  SUBACCOUNT       SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                --------------    -------------    ---------------    ------------------
ASSETS
     Investment at cost         $    1,263,825    $   5,105,009    $     1,035,464    $        1,124,334
                                ==============    =============    ===============    ==================
     Investment at market       $      929,689    $   5,323,231    $       886,441    $        1,049,143
                                --------------    -------------    ---------------    ------------------
          Total assets                 929,689        5,323,231            886,441             1,049,143
LIABILITIES
     Accrued expenses                      598            3,612                649                   706
                                --------------    -------------    ---------------    ------------------
NET ASSETS                      $      929,091    $   5,319,619    $       885,792    $        1,048,437
                                ==============    =============    ===============    ==================
Accumulation units outstanding       2,287,518        4,198,608            970,442             1,456,013
                                ==============    =============    ===============    ==================
Unit value                      $     0.406157    $    1.266996    $      0.912772    $         0.720074
                                ==============    =============    ===============    ==================

                                                                                          TEMPLETON
                                                                                          DEVELOPING
                                  VIP GROWTH                        MUTUAL SHARES          MARKETS
                                 OPPORTUNITIES     VIP GROWTH        SECURITIES           SECURITIES
                                  SUBACCOUNT       SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                --------------    -------------    ---------------    ------------------
ASSETS
     Investment at cost         $      341,459    $   2,910,415    $     2,072,976    $          493,864
                                ==============    =============    ===============    ==================
     Investment at market       $      260,902    $   2,213,878    $     1,818,295    $          379,195
                                --------------    -------------    ---------------    ------------------
          Total assets                 260,902        2,213,878          1,818,295               379,195
LIABILITIES
     Accrued expenses                      151            1,515              1,209                   286
                                --------------    -------------    ---------------    ------------------
NET ASSETS                      $      260,751    $   2,212,363    $     1,817,086    $          378,909
                                ==============    =============    ===============    ==================
Accumulation units outstanding         464,350        4,687,289          1,603,078               385,906
                                ==============    =============    ===============    ==================
Unit value                      $     0.561539    $    0.471992    $      1.133499    $         0.981871
                                ==============    =============    ===============    ==================

                                  TEMPLETON         TEMPLETON         TEMPLETON          SCUDDER VIT
                                   FOREIGN        GLOBAL ASSET         GROWTH           EAFE(R) EQUITY
                                  SECURITIES       ALLOCATION         SECURITIES            INDEX
                                  SUBACCOUNT       SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                --------------    -------------    ---------------    ------------------
ASSETS
     Investment at cost         $    3,834,391    $     462,523    $     2,814,824    $        1,003,143
                                ==============    =============    ===============    ==================
     Investment at market       $    2,549,598    $     387,244    $     2,143,822    $          626,006
                                --------------    -------------    ---------------    ------------------
          Total assets               2,549,598          387,244          2,143,822               626,006
LIABILITIES
     Accrued expenses                    1,735              308              1,472                   388
                                --------------    -------------    ---------------    ------------------
NET ASSETS                      $    2,547,863    $     386,936    $     2,142,350    $          625,618
                                ==============    =============    ===============    ==================
Accumulation units outstanding       3,297,658          367,666          1,959,317             1,111,076
                                ==============    =============    ===============    ==================
Unit value                      $     0.772628    $    1.052415    $      1.093417    $         0.563080
                                ==============    =============    ===============    ==================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (CONTINUED)

                                                                                           WANGER
                                  SCUDDER VIT                       WANGER FOREIGN      INTERNATIONAL
                               EQUITY 500 INDEX    TECHNOLOGY          FORTY              SMALL CAP
                                  SUBACCOUNT       SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                --------------    -------------    ---------------    ------------------
ASSETS
     Investment at cost         $    1,030,627    $  2,274,117     $     1,122,780    $        3,761,254
                                ==============    =============    ===============    ==================
     Investment at market       $      949,233    $    670,240     $       748,671    $        2,192,632
                                --------------    -------------    ---------------    ------------------
          Total assets                 949,233         670,240             748,671             2,192,632
LIABILITIES
     Accrued expenses                      642             449                 475                 1,481
                                --------------    -------------    ---------------    ------------------
NET ASSETS                      $      948,591    $    669,791     $       748,196    $        2,191,151
                                ==============    =============    ===============    ==================
Accumulation units outstanding       1,156,156       3,426,802             772,732             1,762,092
                                ==============    =============    ===============    ==================
Unit value                      $     0.820470    $   0.195457     $      0.968247    $         1.243495
                                ==============    =============    ===============    ==================

                                                    WANGER U.S.
                                                     SMALLER
                                WANGER TWENTY      COMPANIES
                                  SUBACCOUNT       SUBACCOUNT
                                --------------    -------------
ASSETS
     Investment at cost         $      473,509    $   8,838,287
                                ==============    =============
     Investment at market       $      476,602    $   7,841,636
                                --------------    -------------
          Total assets                 476,602        7,841,636
LIABILITIES
     Accrued expenses                      330            5,480
                                --------------    -------------
NET ASSETS                      $      476,272    $   7,836,156
                                ==============    =============
Accumulation units outstanding         402,592        5,292,455
                                ==============    =============
Unit value                      $     1.183016    $    1.480628
                                ==============    =============

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                            PHOENIX-         PHOENIX-                       PHOENIX-ALLIANCE/
                                                            ABERDEEN       ABERDEEN NEW    PHOENIX-AIM         BERNSTEIN
                                                          INTERNATIONAL       ASIA        MID-CAP EQUITY     GROWTH + VALUE
                                                           SUBACCOUNT       SUBACCOUNT     SUBACCOUNT(2)      SUBACCOUNT(2)
                                                          ------------     -----------     ------------       -------------
Investment income
     Distributions                                        $     49,662     $    10,246     $        -         $         624
Expenses
     Mortality, expense risk and administrative charges         35,335           2,704            1,230                 818
                                                          ------------     -----------     ------------       -------------
Net investment income (loss)                                    14,327           7,542           (1,230)               (194)
                                                          ------------     -----------     ------------       -------------
Net realized gain (loss) from share transactions                48,584           1,231             (883)             (5,761)
Net realized gain distribution from Fund                           -               -                207                 -
Net unrealized appreciation (depreciation) on investment      (736,332)          6,006          (24,727)            (29,404)
                                                          ------------     -----------     ------------       -------------
Net gain (loss) on investment                                 (687,748)          7,237          (25,403)            (35,165)
Net increase (decrease) in net assets resulting from
     operations                                           $   (673,421)    $    14,779     $    (26,633)      $     (35,359)
                                                          ============     ===========     ============       =============

                                                                             PHOENIX-
                                                            PHOENIX-         DEUTSCHE     PHOENIX-DUFF &        PHOENIX-
                                                            DEUTSCHE        NASDAQ-100      PHELPS REAL         ENGEMANN
                                                             DOW 30          INDEX(R)    ESTATE SECURITIES    CAPITAL GROWTH
                                                           SUBACCOUNT       SUBACCOUNT      SUBACCOUNT          SUBACCOUNT
                                                          ------------     -----------     ------------       --------------
Investment income
     Distributions                                        $     14,397     $       -       $     69,720       $         -
Expenses
     Mortality, expense risk and administrative charges          7,736           2,370           13,779             128,622
                                                          ------------     -----------     ------------       -------------
Net investment income (loss)                                     6,661          (2,370)          55,941            (128,622)
                                                          ------------     -----------     ------------       -------------
Net realized gain (loss) from share transactions                (4,723)         (2,417)          (2,510)            (89,505)
Net realized gain distribution from Fund                         2,075             -             11,881                 -
Net unrealized appreciation (depreciation) on investment      (187,359)       (152,281)          78,771          (4,800,633)
                                                          ------------     -----------     ------------       -------------
Net gain (loss) on investment                                 (190,007)       (154,698)          88,142          (4,890,138)
Net increase (decrease) in net assets resulting from
     operations                                           $   (183,346)    $  (157,068)    $    144,083       $  (5,018,760)
                                                          ============     ===========     ============       =============

                                                            PHOENIX-                         PHOENIX-
                                                         ENGEMANN SMALL      PHOENIX-     GOODWIN MULTI-
                                                           & MID-CAP      GOODWIN MONEY    SECTOR FIXED    PHOENIX-HOLLISTER
                                                             GROWTH           MARKET          INCOME          VALUE EQUITY
                                                           SUBACCOUNT       SUBACCOUNT      SUBACCOUNT         SUBACCOUNT
                                                          ------------     -----------     ------------       -------------
Investment income
     Distributions                                        $        -       $   370,275     $    554,889       $      69,715
Expenses
     Mortality, expense risk and administrative charges          2,963         212,830           61,861              57,680
                                                          ------------     -----------     ------------       -------------
Net investment income (loss)                                    (2,963)        157,445          493,028              12,035
                                                          ------------     -----------     ------------       -------------
Net realized gain (loss) from share transactions                (3,885)            -              1,309              (5,502)
Net realized gain distribution from Fund                           -               -                -                   -
Net unrealized appreciation (depreciation) on investment      (128,673)            -            192,596          (1,869,003)
                                                          ------------     -----------     ------------       -------------
Net gain (loss) on investment                                 (132,558)            -            193,905          (1,874,505)
Net increase (decrease) in net assets resulting from
     operations                                           $   (135,521)    $   157,445     $    686,933       $  (1,862,470)
                                                          ============     ===========     ============       =============

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                           PHOENIX-J.P.
                                                             MORGAN
                                                            RESEARCH       PHOENIX-JANUS     PHOENIX-JANUS       PHOENIX-KAYNE
                                                         ENHANCED INDEX   FLEXIBLE INCOME       GROWTH          LARGE-CAP CORE
                                                           SUBACCOUNT       SUBACCOUNT        SUBACCOUNT         SUBACCOUNT(4)
                                                          ------------      -----------       ------------       -------------
Investment income
     Distributions                                        $     96,683      $    76,009       $        -         $          15
Expenses
     Mortality, expense risk and administrative charges         81,820           10,393             24,517                  12
                                                          ------------      -----------       ------------       -------------
Net investment income (loss)                                    14,863           65,616            (24,517)                  3
                                                          ------------      -----------       ------------       -------------
Net realized gain (loss) from share transactions               (19,061)           2,026            (19,167)                -
Net realized gain distribution from Fund                           -             10,444                -                   -
Net unrealized appreciation (depreciation) on investment    (2,951,487)          70,570         (1,158,677)                 33
                                                          ------------      -----------       ------------       -------------
Net gain (loss) on investment                               (2,970,548)          83,040         (1,177,844)                 33
Net increase (decrease) in net assets resulting from
     operations                                           $ (2,955,685)     $   148,656       $ (1,202,361)      $          36
                                                          ============      ===========       ============       =============

                                                         PHOENIX-KAYNE    PHOENIX-LAZARD                         PHOENIX-LORD
                                                           SMALL-CAP       INTERNATIONAL     PHOENIX-LAZARD      ABBETT BOND-
                                                         QUALITY VALUE     EQUITY SELECT     SMALL-CAP VALUE       DEBENTURE
                                                          SUBACCOUNT(6)    SUBACCOUNT(8)      SUBACCOUNT(9)      SUBACCOUNT(7)
                                                          ------------      -----------       ------------       -------------
Investment income
     Distributions                                        $         86      $       -         $          4       $         204
Expenses
     Mortality, expense risk and administrative charges              9               84                  4                   6
                                                          ------------      -----------       ------------       -------------
Net investment income (loss)                                        77              (84)               -                   198
                                                          ------------      -----------       ------------       -------------
Net realized gain (loss) from share transactions                   -                  1                -                     1
Net realized gain distribution from Fund                            49              -                  -                    18
Net unrealized appreciation (depreciation) on investment           (23)            (272)              (133)                (22)
                                                          ------------      -----------       ------------       -------------
Net gain (loss) on investment                                       26             (271)              (133)                 (3)
Net increase (decrease) in net assets resulting from
     operations                                           $        103      $      (355)      $       (133)      $         195
                                                          ============      ===========       ============       =============

                                                          PHOENIX-LORD      PHOENIX-LORD      PHOENIX-MFS
                                                        ABBETT LARGE-CAP   ABBETT MID-CAP   INVESTORS GROWTH      PHOENIX-MFS
                                                             VALUE            VALUE              STOCK          INVESTORS TRUST
                                                          SUBACCOUNT(5)    SUBACCOUNT(5)      SUBACCOUNT(3)      SUBACCOUNT(1)
                                                          ------------      -----------       ------------       -------------
Investment income
     Distributions                                        $        369      $       225       $        -         $         928
Expenses
     Mortality, expense risk and administrative charges            255              105                994                 923
                                                          ------------      -----------       ------------       -------------
Net investment income (loss)                                       114              120               (994)                  5
                                                          ------------      -----------       ------------       -------------
Net realized gain (loss) from share transactions                    (1)               9                (72)             (1,369)
Net realized gain distribution from Fund                           -                -                   22                 164
Net unrealized appreciation (depreciation) on investment         3,035            1,805            (40,806)            (21,756)
                                                          ------------      -----------       ------------       -------------
Net gain (loss) on investment                                    3,034            1,814            (40,856)            (22,961)
Net increase (decrease) in net assets resulting from
     operations                                           $      3,148      $     1,934       $    (41,850)      $     (22,956)
                                                          ============      ===========       ============       =============

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                                                PHOENIX-
                                                                             PHOENIX-           OAKHURST       PHOENIX-SANFORD
                                                          PHOENIX-MFS    OAKHURST GROWTH       STRATEGIC       BERNSTEIN GLOBAL
                                                             VALUE          AND INCOME         ALLOCATION           VALUE
                                                           SUBACCOUNT       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                          ------------      -----------       ------------       -------------
Investment income
     Distributions                                        $      9,995      $    53,395       $    230,023       $       2,773
Expenses
     Mortality, expense risk and administrative charges          4,215           49,662             63,060               1,580
                                                          ------------      -----------       ------------       -------------
Net investment income (loss)                                     5,780            3,733            166,963               1,193
                                                          ------------      -----------       ------------       -------------
Net realized gain (loss) from share transactions               (10,176)          (1,201)            (8,721)                (93)
Net realized gain distribution from Fund                           538              -                  -                   -
Net unrealized appreciation (depreciation) on investment      (106,444)      (1,659,016)        (1,269,231)            (33,075)
                                                          ------------      -----------       ------------       -------------
Net gain (loss) on investment                                 (116,082)      (1,660,217)        (1,277,952)            (33,168)
Net increase (decrease) in net assets resulting from
     operations                                           $   (110,302)     $(1,656,484)      $ (1,110,989)      $     (31,975)
                                                          ============      ===========       ============       =============

                                                        PHOENIX-SANFORD   PHOENIX-SANFORD
                                                         BERNSTEIN MID-   BERNSTEIN SMALL-   PHOENIX-SENECA     PHOENIX-SENECA
                                                           CAP VALUE         CAP VALUE       MID-CAP GROWTH     STRATEGIC THEME
                                                           SUBACCOUNT       SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                          ------------      -----------       ------------       -------------
Investment income
     Distributions                                        $     40,402      $     6,238       $        -         $         -
Expenses
     Mortality, expense risk and administrative charges         33,145            9,267             36,608              29,725
                                                          ------------      -----------       ------------       -------------
Net investment income (loss)                                     7,257           (3,029)           (36,608)            (29,725)
                                                          ------------      -----------       ------------       -------------
Net realized gain (loss) from share transactions               (24,566)         (24,472)           (12,611)            (63,537)
Net realized gain distribution from Fund                       339,562           57,136                -                   -
Net unrealized appreciation (depreciation) on investment      (812,570)        (227,223)        (1,853,286)         (1,615,052)
                                                          ------------      -----------       ------------       -------------
Net gain (loss) on investment                                 (497,574)        (194,559)        (1,865,897)         (1,678,589)
Net increase (decrease) in net assets resulting from
     operations                                           $   (490,317)     $  (197,588)      $ (1,902,505)      $  (1,708,314)
                                                          ============      ===========       ============       =============

                                                          PHOENIX-STATE
                                                         STREET RESEARCH   PHOENIX-VAN
                                                            SMALL-CAP      KAMPEN FOCUS     AIM V.I. CAPITAL   AIM V.I. PREMIER
                                                             GROWTH           EQUITY          APPRECIATION          EQUITY
                                                          SUBACCOUNT(5)     SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                          ------------      -----------       ------------       -------------
Investment income
     Distributions                                        $        -        $       -         $        -         $       1,724
Expenses
     Mortality, expense risk and administrative charges            109            3,810              1,255               2,538
                                                          ------------      -----------       ------------       -------------
Net investment income (loss)                                      (109)          (3,810)            (1,255)               (814)
                                                          ------------      -----------       ------------       -------------
Net realized gain (loss) from share transactions                     3           (5,923)            (3,283)             (2,227)
Net realized gain distribution from Fund                           -                -                  -                   -
Net unrealized appreciation (depreciation) on investment          (768)        (156,855)           (34,241)           (104,515)
                                                          ------------      -----------       ------------       -------------
Net gain (loss) on investment                                     (765)        (162,778)           (37,524)           (106,742)
Net increase (decrease) in net assets resulting from
     operations                                           $       (874)     $  (166,588)      $    (38,779)      $    (107,556)
                                                          ============      ===========       ============       =============

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                          FEDERATED FUND
                                                         ALGER AMERICAN      FOR U.S.       FEDERATED HIGH
                                                           LEVERAGED        GOVERNMENT        INCOME BOND
                                                             ALLCAP        SECURITIES II        FUND II        VIP CONTRAFUND(R)
                                                           SUBACCOUNT       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                          ------------      -----------       ------------       -------------
Investment income
     Distributions                                        $         67      $    81,814       $     64,834       $       3,338
Expenses
     Mortality, expense risk and administrative charges          6,638           25,114              6,017               5,851
                                                          ------------      -----------       ------------       -------------
Net investment income (loss)                                    (6,571)          56,700             58,817              (2,513)
                                                          ------------      -----------       ------------       -------------
Net realized gain (loss) from share transactions               (85,583)           2,211              3,276             (11,506)
Net realized gain distribution from Fund                           -                -                  -                   -
Net unrealized appreciation (depreciation) on investment      (277,634)         183,773            (54,842)            (77,368)
                                                          ------------      -----------       ------------       -------------
Net gain (loss) on investment                                 (363,217)         185,984            (51,566)            (88,874)
Net increase (decrease) in net assets resulting from
     operations                                           $   (369,788)     $   242,684       $      7,251       $     (91,387)
                                                          ============      ===========       ============       =============

                                                                                                                  TEMPLETON
                                                                                                                  DEVELOPING
                                                           VIP GROWTH                        MUTUAL SHARES         MARKETS
                                                          OPPORTUNITIES     VIP GROWTH         SECURITIES         SECURITIES
                                                           SUBACCOUNT       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                          ------------      -----------       ------------       -------------
Investment income
     Distributions                                        $      1,713      $     1,922       $     14,664       $       5,454
Expenses
     Mortality, expense risk and administrative charges          1,775           14,719             12,800               3,113
                                                          ------------      -----------       ------------       -------------
Net investment income (loss)                                       (62)         (12,797)             1,864               2,341
                                                          ------------      -----------       ------------       -------------
Net realized gain (loss) from share transactions                (7,473)         (83,914)            (6,689)                383
Net realized gain distribution from Fund                           -                -               36,359                 -
Net unrealized appreciation (depreciation) on investment       (47,017)        (612,560)          (264,743)             (7,963)
                                                          ------------      -----------       ------------       -------------
Net gain (loss) on investment                                  (54,490)        (696,474)          (235,073)             (7,580)
Net increase (decrease) in net assets resulting from
     operations                                           $    (54,552)     $  (709,271)      $   (233,209)      $      (5,239)
                                                          ============      ===========       ============       =============

                                                           TEMPLETON        TEMPLETON          TEMPLETON          SCUDDER VIT
                                                            FOREIGN        GLOBAL ASSET         GROWTH           EAFE(R) EQUITY
                                                           SECURITIES       ALLOCATION         SECURITIES            INDEX
                                                           SUBACCOUNT       SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                          ------------      -----------       ------------       --------------
Investment income
     Distributions                                        $     37,436      $     6,669       $     46,097       $      10,029
Expenses
     Mortality, expense risk and administrative charges         18,394            3,071             15,632               4,979
                                                          ------------      -----------       ------------       -------------
Net investment income (loss)                                    19,042            3,598             30,465               5,050
                                                          ------------      -----------       ------------       -------------
Net realized gain (loss) from share transactions                36,052              (99)            (1,674)             (4,834)
Net realized gain distribution from Fund                           -                -               45,327                 -
Net unrealized appreciation (depreciation) on investment      (524,443)         (23,593)          (523,341)           (158,697)
                                                          ------------      -----------       ------------       -------------
Net gain (loss) on investment                                 (488,391)         (23,692)          (479,688)           (163,531)
Net increase (decrease) in net assets resulting from
     operations                                           $   (469,349)     $   (20,094)      $   (449,223)      $    (158,481)
                                                          ============      ===========       ============       =============

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                                                                   WANGER
                                                           SCUDDER VIT                       WANGER FOREIGN     INTERNATIONAL
                                                        EQUITY 500 INDEX    TECHNOLOGY           FORTY            SMALL CAP
                                                           SUBACCOUNT       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                          ------------      -----------       ------------       -------------
Investment income
     Distributions                                        $     11,039      $       -         $        -         $         -
Expenses
     Mortality, expense risk and administrative charges            812            6,803              5,864              17,292
                                                          ------------      -----------       ------------       -------------
Net investment income (loss)                                    10,227           (6,803)            (5,864)            (17,292)
                                                          ------------      -----------       ------------       -------------
Net realized gain (loss) from share transactions                   400          (97,928)            18,613              22,889
Net realized gain distribution from Fund                            21              -                  -                   -
Net unrealized appreciation (depreciation) on investment       (81,140)        (599,732)          (115,944)           (317,779)
                                                          ------------      -----------       ------------       -------------
Net gain (loss) on investment                                  (80,719)        (697,660)           (97,331)           (294,890)
Net increase (decrease) in net assets resulting from
     operations                                           $    (70,492)     $  (704,463)      $   (103,195)      $    (312,182)
                                                          ============      ===========       ============       =============

                                                                            WANGER U.S.
                                                                              SMALLER
                                                          WANGER TWENTY      COMPANIES
                                                           SUBACCOUNT        SUBACCOUNT
                                                          ------------      -----------
Investment income
     Distributions                                        $        -        $       -
Expenses
     Mortality, expense risk and administrative charges          3,270           61,531
                                                          ------------      -----------
Net investment income (loss)                                    (3,270)         (61,531)
                                                          ------------      -----------
Net realized gain (loss) from share transactions                  (429)           7,610
Net realized gain distribution from Fund                           -                -
Net unrealized appreciation (depreciation) on investment       (31,862)      (1,474,442)
                                                          ------------      -----------
Net gain (loss) on investment                                  (32,291)      (1,466,832)
Net increase (decrease) in net assets resulting from
     operations                                           $    (35,561)     $(1,528,363)
                                                          ============      ===========

Footnotes for Statements of Operations
For period ended December 31, 2002

(1)  From inception January  10, 2002 to December 31, 2002.
(2)  From inception January 14, 2002 to December 31, 2002.
(3)  From inception January 31, 2002 to December 31, 2002.
(4)  From inception September 18, 2002 to December 31, 2002.
(5)  From inception September 23, 2002 to December 31, 2002.
(6)  From inception September 27, 2002 to December 31, 2002.
(7)  From inception October 8, 2002 to December 31, 2002.
(8)  From inception October 15, 2002 to December 31, 2002.
(9)  From inception November 20, 2002 to December 31, 2002.

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                                                      PHOENIX-
                                                    PHOENIX-                                          DEUTSCHE      PHOENIX-DUFF &
                                                    ABERDEEN          PHOENIX-          PHOENIX-     NASDAQ-100       PHELPS REAL
                                                  INTERNATIONAL     ABERDEEN NEW    DEUTSCHE DOW 30   INDEX(R)     ESTATE SECURITIES
                                                   SUBACCOUNT     ASIA SUBACCOUNT     SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
                                                  -------------   ---------------   -------------   -------------  -----------------
Investment income
     Distributions                                $         -      $       6,779    $       7,688   $         -      $      33,641
Expenses
     Mortality, expense risk and administrative
        charges                                          35,741            2,238            4,832           1,912            6,310
                                                  -------------    -------------    -------------   -------------    -------------
Net investment income (loss)                            (35,741)           4,541            2,856          (1,912)          27,331
                                                  -------------    -------------    -------------   -------------    -------------
Net realized gain (loss) from share transactions        (40,842)           5,471            2,944         (67,925)           3,251
Net realized gain distribution from Fund                121,623              -             10,232             -                -
Net unrealized appreciation (depreciation) on
   investment                                        (1,316,161)          (3,272)         (42,737)        (79,276)          23,127
                                                  -------------    -------------    -------------   -------------    -------------
Net gain (loss) on investment                        (1,235,380)           2,199          (29,561)       (147,201)          26,378
Net increase (decrease) in net assets resulting
   from operations                                $  (1,271,121)   $       6,740    $     (26,705)  $    (149,113)   $      53,709
                                                  =============    =============    =============   =============    =============

                                                                                       PHOENIX-       PHOENIX-
                                                     PHOENIX-                       ENGEMANN SMALL  FEDERATED U.S.      PHOENIX-
                                                     ENGEMANN         PHOENIX-        & MID-CAP      GOVERNMENT      GOODWIN MONEY
                                                  CAPITAL GROWTH   ENGEMANN NIFTY      GROWTH           BOND             MARKET
                                                    SUBACCOUNT    FIFTY SUBACCOUNT   SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
                                                  --------------  ----------------  --------------  -------------    -------------
Investment income
     Distributions                                $      10,435    $         -      $         122   $      18,655    $     634,948
Expenses
     Mortality, expense risk and administrative
        charges                                         145,752           29,038            1,696           2,966          144,492
                                                  -------------    -------------    -------------   -------------    -------------
Net investment income (loss)                           (135,317)         (29,038)          (1,574)         15,689          490,456
                                                  -------------    -------------    -------------   -------------    -------------
Net realized gain (loss) from share transactions        (17,175)          (1,515)          (1,268)           (322)             -
Net realized gain distribution from Fund                388,653              -                -            12,534              -
Net unrealized appreciation (depreciation) on
   investment                                        (8,589,426)      (1,670,867)         (50,672)        (13,210)             -
                                                  -------------    -------------    -------------   -------------    -------------
Net gain (loss) on investment                        (8,217,948)      (1,672,382)         (51,940)           (998)             -
Net increase (decrease) in net assets resulting
   from operations                                $  (8,353,265)   $  (1,701,420)   $     (53,514)  $      14,691    $     490,456
                                                  =============    =============    =============   =============    =============

                                                     PHOENIX-                         PHOENIX-J.P.
                                                  GOODWIN MULTI-                        MORGAN
                                                   SECTOR FIXED  PHOENIX-HOLLISTER     RESEARCH     PHOENIX-JANUS    PHOENIX-JANUS
                                                      INCOME        VALUE EQUITY    ENHANCED INDEX   CORE EQUITY    FLEXIBLE INCOME
                                                    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
                                                  -------------  -----------------  --------------  -------------   ---------------
Investment income
     Distributions                                $     388,305    $      50,553    $      80,199   $       8,924    $      20,712
Expenses
     Mortality, expense risk and administrative
        charges                                          34,141           39,501           87,281           7,706            2,865
                                                  -------------    -------------    -------------   -------------    -------------
Net investment income (loss)                            354,164           11,052           (7,082)          1,218           17,847
                                                  -------------    -------------    -------------   -------------    -------------
Net realized gain (loss) from share transactions           (419)          (8,534)          (1,949)          1,491             (240)
Net realized gain distribution from Fund                    -             31,039           67,931             -              4,144
Net unrealized appreciation (depreciation) on
   investment                                          (165,773)        (904,189)      (1,523,780)       (111,944)          (3,916)
                                                  -------------    -------------    -------------   -------------    -------------
Net gain (loss) on investment                          (166,192)        (881,684)      (1,457,798)       (110,453)             (12)
Net increase (decrease) in net assets resulting
   from operations                                $     187,972    $    (870,632)   $  (1,464,880)  $    (109,235)   $      17,835
                                                  =============    =============    =============   =============    =============

                                                                                    PHOENIX-MORGAN    PHOENIX-          PHOENIX-
                                                  PHOENIX-JANUS     PHOENIX-MFS     STANLEY FOCUS     OAKHURST      OAKHURST GROWTH
                                                     GROWTH            VALUE            EQUITY        BALANCED         AND INCOME
                                                   SUBACCOUNT      SUBACCOUNT(6)      SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
                                                  -------------    -------------    -------------   -------------   ---------------
Investment income
     Distributions                                $         -      $          23    $         -     $     127,819    $      30,754
Expenses
     Mortality, expense risk and administrative
        charges                                          17,701                8            1,542          38,162           39,808
                                                  -------------    -------------    -------------   -------------    -------------
Net investment income (loss)                            (17,701)              15           (1,542)         89,657           (9,054)
                                                  -------------    -------------    -------------   -------------    -------------
Net realized gain (loss) from share transactions         14,688               (1)          (4,242)            358            2,200
Net realized gain distribution from Fund                    -                -                -            93,871           11,009
Net unrealized appreciation (depreciation) on
   investment                                          (633,741)             118          (23,624)        (89,210)        (424,801)
                                                  -------------    -------------    -------------   -------------    -------------
Net gain (loss) on investment                          (619,053)             117          (27,866)          5,019         (411,592)
Net increase (decrease) in net assets resulting
   from operations                                $    (636,754)   $         132    $     (29,408)  $      94,676    $    (420,646)
                                                  =============    =============    =============   =============    =============

                                                    PHOENIX-
                                                    OAKHURST     PHOENIX-SANFORD   PHOENIX-SANFORD  PHOENIX-SANFORD
                                                    STRATEGIC    BERNSTEIN GLOBAL   BERNSTEIN MID-  BERNSTEIN SMALL-  PHOENIX-SENECA
                                                   ALLOCATION         VALUE           CAP VALUE        CAP VALUE      MID-CAP GROWTH
                                                   SUBACCOUNT     SUBACCOUNT(2)       SUBACCOUNT     SUBACCOUNT(1)      SUBACCOUNT
                                                  -------------  ----------------  ---------------  ---------------  ---------------
Investment income
     Distributions                                $      94,743    $       1,370    $      35,245   $       2,416    $         -
Expenses
     Mortality, expense risk and administrative
        charges                                          29,170              750           17,567           1,351           27,714
                                                  -------------    -------------    -------------   -------------    -------------
Net investment income (loss)                             65,573              620           17,678           1,065          (27,714)
                                                  -------------    -------------    -------------   -------------    -------------
Net realized gain (loss) from share transactions            357              537            1,599            (112)         (16,164)
Net realized gain distribution from Fund                 59,241              997           14,544           4,503              -
Net unrealized appreciation (depreciation) on
   investment                                           (82,032)          (2,103)         438,798          20,915         (897,680)
                                                  -------------    -------------    -------------   -------------    -------------
Net gain (loss) on investment                           (22,434)            (569)         454,941          25,306         (913,844)
Net increase (decrease) in net assets resulting
   from operations                                $      43,139    $          51    $     472,619   $      26,371    $    (941,558)
                                                  =============    =============    =============   =============    =============

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001
                                   (CONTINUED)

                                                                                                    ALGER AMERICAN
                                                                                                      LEVERAGED       DEUTSCHE VIT
                                                  PHOENIX-SENECA  AIM V.I. CAPITAL                      ALLCAP       EAFE(R) EQUITY
                                                 STRATEGIC THEME    APPRECIATION    AIM V.I. VALUE    PORTFOLIO          INDEX
                                                    SUBACCOUNT      SUBACCOUNT(3)    SUBACCOUNT(4)    SUBACCOUNT       SUBACCOUNT
                                                  -------------    --------------   --------------  --------------   --------------
Investment income
     Distributions                                $         -      $         -      $         179   $         -      $         -
Expenses
     Mortality, expense risk and administrative
        charges                                          36,306              128              256           3,350            4,923
                                                  -------------    -------------    -------------   -------------    -------------
Net investment income (loss)                            (36,306)            (128)             (77)         (3,350)          (4,923)
                                                  -------------    -------------    -------------   -------------    -------------
Net realized gain (loss) from share transactions            362                1              418         (47,490)         (17,986)
Net realized gain distribution from Fund                132,089            5,092            2,717          14,204              -
Net unrealized appreciation (depreciation) on
   investment                                        (1,626,065)          (1,141)           4,313         (21,398)        (166,878)
                                                  -------------    -------------    -------------   -------------    -------------
Net gain (loss) on investment                        (1,493,614)           3,952            7,448         (54,684)        (184,864)
Net increase (decrease) in net assets resulting
   from operations                                $  (1,529,920)   $       3,824    $       7,371   $     (58,034)   $    (189,787)
                                                  =============    =============    =============   =============    =============

                                                                   FEDERATED FUND
                                                                      FOR U.S.      FEDERATED HIGH      VIP           VIP GROWTH
                                                   DEUTSCHE VIT      GOVERNMENT      INCOME BOND    CONTRAFUND(R)   OPPORTUNITIES
                                                 EQUITY 500 INDEX  SECURITIES II       FUND II       PORTFOLIO        PORTFOLIO
                                                   SUBACCOUNT(5)     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                                  --------------   -------------    -------------   -------------   --------------
Investment income
     Distributions                                $         -      $      31,912    $      45,203   $         559    $         409
Expenses
     Mortality, expense risk and administrative
        charges                                              20            7,446            3,992           1,981            1,493
                                                  -------------    -------------    -------------   -------------    -------------
Net investment income (loss)                                (20)          24,466           41,211          (1,422)          (1,084)
                                                  -------------    -------------    -------------   -------------    -------------
Net realized gain (loss) from share transactions             (2)             594           (9,411)        (22,110)          (2,238)
Net realized gain distribution from Fund                    -                -                -             2,235              -
Net unrealized appreciation (depreciation) on
   investment                                              (254)          23,828          (34,542)          4,391          (25,476)
                                                  -------------    -------------    -------------   -------------    -------------
Net gain (loss) on investment                              (256)          24,422          (43,953)        (15,484)         (27,714)
Net increase (decrease) in net assets resulting
   from operations                                $        (276)   $      48,888    $      (2,742)  $     (16,906)   $     (28,798)
                                                  =============    =============    =============   =============    =============

                                                                                                      TEMPLETON
                                                                                                     DEVELOPING       TEMPLETON
                                                   VIP GROWTH      MUTUAL SHARES   TEMPLETON ASSET     MARKETS          GROWTH
                                                    PORTFOLIO        SECURITIES        STRATEGY      SECURITIES       SECURITIES
                                                   SUBACCOUNT        SUBACCOUNT       SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
                                                  -------------    -------------   ---------------  -------------    -------------
Investment income
     Distributions                                $         -      $      14,611    $       3,110   $       2,016    $     162,357
Expenses
     Mortality, expense risk and administrative
        charges                                           5,995            6,428            2,051           2,499            7,823
                                                  -------------    -------------    -------------   -------------    -------------
Net investment income (loss)                             (5,995)           8,183            1,059            (483)         154,534
                                                  -------------    -------------    -------------   -------------    -------------
Net realized gain (loss) from share transactions        (19,914)             (13)             118          16,707              164
Net realized gain distribution from Fund                 13,556           49,122           22,272             -             18,093
Net unrealized appreciation (depreciation) on
   investment                                           (60,408)         (27,034)         (44,173)        (27,296)        (180,940)
                                                  -------------    -------------    -------------   -------------    -------------
Net gain (loss) on investment                           (66,766)          22,075          (21,783)        (10,589)        (162,683)
Net increase (decrease) in net assets resulting
   from operations                                $     (72,761)   $      30,258    $     (20,724)  $     (11,072)   $      (8,149)
                                                  =============    =============    =============   =============    =============

                                                    TEMPLETON                                          WANGER
                                                  INTERNATIONAL     TECHNOLOGY      WANGER FOREIGN  INTERNATIONAL
                                                   SECURITIES        PORTFOLIO           FORTY         SMALL CAP     WANGER TWENTY
                                                   SUBACCOUNT       SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                  -------------    -------------    --------------  -------------    -------------
Investment income
     Distributions                                $      46,752    $         -      $       1,411   $         -      $         -
Expenses
     Mortality, expense risk and administrative
        charges                                          13,367            9,738            4,990          14,478            1,946
                                                  -------------    -------------    -------------   -------------    -------------
Net investment income (loss)                             33,385           (9,738)          (3,579)        (14,478)          (1,946)
                                                  -------------    -------------    -------------   -------------    -------------
Net realized gain (loss) from share transactions           (928)        (345,184)         (63,716)          5,231            2,108
Net realized gain distribution from Fund                367,701              -             90,537         511,167              -
Net unrealized appreciation (depreciation) on
   investment                                          (680,407)        (142,502)        (215,758)       (918,630)          29,638
                                                  -------------    -------------    -------------   -------------    -------------
Net gain (loss) on investment                          (313,634)        (487,686)        (188,937)       (402,232)          31,746
Net increase (decrease) in net assets resulting
   from operations                                $    (280,249)   $    (497,424)   $    (192,516)  $    (416,710)   $      29,800
                                                  =============    =============    =============   =============    =============

                                                   WANGER U.S.
                                                    SMALL CAP
                                                   SUBACCOUNT
                                                  -------------
Investment income
     Distributions                                $       3,931
Expenses
     Mortality, expense risk and administrative
        charges                                          51,207
                                                  -------------
Net investment income (loss)                            (47,276)
                                                  -------------
Net realized gain (loss) from share transactions         33,559
Net realized gain distribution from Fund                      -
Net unrealized appreciation (depreciation)
   on investment                                        716,350
                                                  -------------
Net gain (loss) on investment                           749,909
Net increase (decrease) in net assets resulting
   from operations                                $     702,633
                                                  =============

Footnotes for Statements of Operations
For the period December 31, 2001

(1) From Inception January 16, 2001 to December 31, 2001
(2) From Inception January 26, 2001 to December 31, 2001
(3) From Inception May 17, 2001 to December 31, 2001
(4) From Inception June 18, 2001 to December 31, 2001
(5) From Inception November 28, 2001 to December 31, 2001
(6) From Inception November 30, 2001 to December 31, 2001

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000

                                                                                               GOODWIN MULTI-          OAKHURST
                                                     GOODWIN MONEY          ENGEMANN            SECTOR FIXED           STRATEGIC
                                                         MARKET          CAPITAL GROWTH           INCOME              ALLOCATION
                                                      SUBACCOUNT            SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                                     -------------        -------------        -------------         -------------
Investment income
     Distributions                                   $     582,111        $       1,577        $     247,615         $      73,219
Expenses
     Mortality, expense risk and administrative
        charges                                             79,336              177,606               23,586                20,658
                                                     -------------        -------------        -------------         -------------
Net investment income (loss)                               502,775             (176,029)             224,029                52,561
                                                     -------------        -------------        -------------         -------------
Net realized gain (loss) from share transactions               -                 (1,617)                 735                   (32)
Net realized gain distribution from Fund                       -                956,594                  -                 298,783
Net unrealized appreciation (depreciation)
    on investment                                              -             (5,499,898)             (53,633)             (354,470)
                                                     -------------        -------------        -------------         -------------
Net gain (loss) on investment                                  -             (4,544,921)             (52,898)              (55,719)
                                                     -------------        -------------        -------------         -------------
Net increase (decrease) in net assets resulting
   from operations                                   $     502,775        $  (4,720,950)       $     171,131         $      (3,158)
                                                     =============        =============        =============         =============

                                                                                               DUFF & PHELPS            SENECA
                                                       ABERDEEN             OAKHURST            REAL ESTATE            STRATEGIC
                                                     INTERNATIONAL          BALANCED            SECURITIES              THEME
                                                      SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                     -------------        -------------        -------------         -------------
Investment income
     Distributions                                   $      35,251        $     109,796        $      19,076         $         -
Expenses
     Mortality, expense risk and administrative
        charges                                             35,181               30,029                3,374                34,500
                                                     -------------        -------------        -------------         -------------
Net investment income (loss)                                    70               79,767               15,702               (34,500)
                                                     -------------        -------------        -------------         -------------
Net realized gain (loss) from share transactions             4,578                1,226               16,462                   184
Net realized gain distribution from Fund                   360,542              460,188                  -                 632,543
Net unrealized appreciation (depreciation) on
   investment                                           (1,153,625)            (553,377)              83,392            (1,513,183)
                                                     -------------        -------------        -------------         -------------
Net gain (loss) on investment                             (788,505)             (91,963)              99,854              (880,456)
                                                     -------------        -------------        -------------         -------------
Net increase (decrease) in net assets resulting
   from operations                                   $    (788,435)       $     (12,196)       $     115,556         $    (914,956)
                                                     =============        =============        =============         =============

                                                                          J.P. MORGAN
                                                     ABERDEEN NEW           RESEARCH           ENGEMANN NIFTY        SENECA MID-
                                                         ASIA            ENHANCED INDEX            FIFTY             CAP GROWTH
                                                      SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                     -------------       --------------        --------------       -------------
Investment income
     Distributions                                   $       7,208        $      82,802        $         -           $         -
Expenses
     Mortality, expense risk and administrative
        charges                                              1,447               76,633               33,277                15,313
                                                     -------------        -------------        -------------         -------------
Net investment income (loss)                                 5,761                6,169              (33,277)              (15,313)
                                                     -------------        -------------        -------------         -------------
Net realized gain (loss) from share transactions            19,240               (3,283)               3,103                (7,951)
Net realized gain distribution from Fund                       -                321,085                  -                 238,563
Net unrealized appreciation (depreciation)
   on investment                                           (34,521)          (1,582,596)            (907,885)             (251,514)
                                                     -------------        -------------        -------------         -------------
Net gain (loss) on investment                              (15,281)          (1,264,794)            (904,782)              (20,902)
                                                     -------------        -------------        -------------         -------------
Net increase (decrease) in net assets resulting
   from operations                                   $      (9,520)       $  (1,258,625)       $    (938,059)        $     (36,215)
                                                     =============        =============        =============         =============

                                                        OAKHURST                                  SANFORD
                                                      GROWTH AND          HOLLISTER VALUE      BERNSTEIN MID-         WANGER U.S.
                                                        INCOME                EQUITY             CAP VALUE             SMALL CAP
                                                      SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                     -------------        -------------        -------------         -------------
Investment income
        Distributions                                $      20,723        $      17,402        $       9,730         $       5,089
Expenses
        Mortality, expense risk and administrative
          charges                                           27,452               17,880                8,163                34,259
                                                     -------------        -------------        -------------         -------------
Net investment income (loss)                                (6,729)                (478)               1,567               (29,170)
                                                     -------------        -------------        -------------         -------------
Net realized gain (loss) from share transactions             6,665                  264                4,432                 2,046
Net realized gain distribution from Fund                    16,467              311,080                  -                 524,192
Net unrealized appreciation (depreciation)
   on investment                                          (319,035)             349,648              182,563              (806,272)
                                                     -------------        -------------        -------------         -------------
Net gain (loss) on investment                             (295,903)             660,992              186,995              (280,034)
                                                     -------------        -------------        -------------         -------------
Net increase (decrease) in net assets resulting
   from operations                                   $    (302,632)       $     660,514        $     188,562         $    (309,204)
                                                     =============        =============        =============         =============

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000
                                   (CONTINUED)

                                                        WANGER              TEMPLETON
                                                     INTERNATIONAL            ASSET              TEMPLETON            TEMPLETON
                                                       SMALL CAP            STRATEGY              GROWTH            INTERNATIONAL
                                                      SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                     -------------        -------------        -------------         -------------
Investment income
        Distributions                                $         -          $       1,589        $       4,007         $      17,883
Expenses
        Mortality, expense risk and administrative
          charges                                           11,736                  663                3,968                 8,927
                                                     -------------        -------------        -------------         -------------
Net investment income (loss)                               (11,736)                 926                   39                 8,956
                                                     -------------        -------------        -------------         -------------
Net realized gain (loss) from share transactions            (9,592)                (896)             (43,121)                3,183
Net realized gain distribution from Fund                   146,452               12,453               94,969               118,194
Net unrealized appreciation (depreciation)
   on investment                                          (693,698)             (13,780)             (17,060)             (149,277)
                                                     -------------        -------------        -------------         -------------
Net gain (loss) on investment                             (556,838)              (2,223)              34,788               (27,900)
                                                     -------------        -------------        -------------         -------------
Net increase (decrease) in net assets resulting
   from operations                                   $    (568,574)       $      (1,297)       $      34,827         $     (18,944)
                                                     =============        =============        =============         =============

                                                       TEMPLETON
                                                      DEVELOPING          MUTUAL SHARES                                 WANGER
                                                        MARKETS            INVESTMENTS         WANGER TWENTY         FOREIGN FORTY
                                                      SUBACCOUNT           SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                                     -------------        -------------        -------------         -------------
Investment income
        Distributions                                $       2,588        $       2,093        $         -           $         -
Expenses
        Mortality, expense risk and administrative
          charges                                            2,306                2,174                  516                 2,080
                                                     -------------        -------------        -------------         -------------
Net investment income (loss)                                   282                  (81)                (516)               (2,080)
                                                     -------------        -------------        -------------         -------------
Net realized gain (loss) from share transactions            (4,209)               6,576                   (1)                  168
Net realized gain distribution from Fund                       -                  2,073                2,219                 6,195
Net unrealized appreciation (depreciation)
   on investment                                          (107,497)              32,412                3,659               (47,915)
                                                     -------------        -------------        -------------         -------------
Net gain (loss) on investment                             (111,706)              41,061                5,877               (41,552)
                                                     -------------        -------------        -------------         -------------
Net increase (decrease) in net assets resulting
   from operations                                   $    (111,424)       $      40,980        $       5,361         $     (43,632)
                                                     =============        =============        =============         =============

                                                                                               FEDERATED U.S.        FEDERATED HIGH
                                                     EAFE(R) EQUITY       BANKERS TRUST            GOV'T              INCOME BOND
                                                         INDEX                DOW 30           SECURITIES II            FUND II
                                                       SUBACCOUNT          SUBACCOUNT(1)        SUBACCOUNT            SUBACCOUNT
                                                     -------------        -------------        -------------         -------------
Investment income
        Distributions                                $         -          $       1,309        $       5,161         $      22,791
Expenses
        Mortality, expense risk and administrative
          charges                                            2,238                  725                1,034                 2,350
                                                     -------------        -------------        -------------         -------------
Net investment income (loss)                                (2,238)                 584                4,127                20,441
                                                     -------------        -------------        -------------         -------------
Net realized gain (loss) from share transactions              (268)                 (24)                  82                   (19)
Net realized gain distribution from Fund                     9,194                2,268                  -                     -
Net unrealized appreciation (depreciation)
   on investment                                           (52,220)                 243               10,793               (59,639)
                                                     -------------        -------------        -------------         -------------
Net gain (loss) on investment                              (43,294)               2,487               10,875               (59,658)
                                                     -------------        -------------        -------------         -------------
Net increase (decrease) in net assets resulting
   from operations                                   $     (45,532)       $       3,071        $      15,002         $     (39,217)
                                                     =============        =============        =============         =============

                                                                                                                        JANUS
                                                     FEDERATED U.S.       JANUS EQUITY                                 FLEXIBLE
                                                       GOV'T BOND            INCOME            JANUS GROWTH             INCOME
                                                     SUBACCOUNT (2)        SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                     -------------        -------------        -------------         -------------
Investment income
        Distributions                                $       5,863        $       1,556        $       1,869         $       3,385
Expenses
        Mortality, expense risk and administrative
          charges                                              564                1,078                7,571                   427
                                                     -------------        -------------        -------------         -------------
Net investment income (loss)                                 5,299                  478               (5,702)                2,958
                                                     -------------        -------------        -------------         -------------
Net realized gain (loss) from share transactions                21                 (137)              (3,376)                   43
Net realized gain distribution from Fund                       -                    -                    -                     -
Net unrealized appreciation (depreciation)
   on investment                                            10,609              (21,111)            (268,012)                  474
                                                     -------------        -------------        -------------         -------------
Net gain (loss) on investment                               10,630              (21,248)            (271,388)                  517
                                                     -------------        -------------        -------------         -------------
Net increase (decrease) in net assets resulting
   from operations                                   $      15,929        $     (20,770)       $    (277,090)        $       3,475
                                                     =============        =============        =============         =============

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000
                                   (CONTINUED)

                                                                          MORGAN STANLEY
                                                     MORGAN STANLEY         TECHNOLOGY          FIDELITY VIP         FIDELITY VIP
                                                      FOCUS EQUITY          PORTFOLIO            CONTRAFUND             GROWTH
                                                      SUBACCOUNT(3)         SUBACCOUNT          SUBACCOUNT(4)        SUBACCOUNT(5)
                                                     -------------        -------------        -------------         -------------
Investment income
        Distributions                                $         -          $         -          $         -           $         -
Expenses
        Mortality, expense risk and administrative
          charges                                              833                9,124                  123                   414
                                                     -------------        -------------        -------------         -------------
Net investment income (loss)                                  (833)              (9,124)                (123)                 (414)
                                                     -------------        -------------        -------------         -------------
Net realized gain (loss) from share transactions               (10)             129,638                  (58)                  (89)
Net realized gain distribution from Fund                       108                  370                  -                     -
Net unrealized appreciation (depreciation)
   on investment                                           (24,048)            (861,646)              (2,214)              (23,569)
                                                     -------------        -------------        -------------         -------------
Net gain (loss) on investment                              (23,950)            (731,638)              (2,272)              (23,658)
                                                     -------------        -------------        -------------         -------------
Net increase (decrease) in net assets resulting
   from operations                                   $     (24,783)       $    (740,762)       $      (2,395)        $     (24,072)
                                                     =============        =============        =============         =============

                                                      FIDELITY VIP        ALGER AMERICAN         ENGEMANN            BANKERS TRUST
                                                        GROWTH              LEVERAGED           SMALL & MID-          NASDAQ 100
                                                     OPPORTUNITIES           ALL-CAP            CAP GROWTH             INDEX(R)
                                                     SUBACCOUNT(6)        SUBACCOUNT(5)        SUBACCOUNT(7)         SUBACCOUNT(8)
                                                     -------------        -------------        -------------         -------------
Investment income
        Distributions                                $         -          $         -          $         -           $         -
Expenses
        Mortality, expense risk and administrative
          charges                                              193                  411                   50                   149
                                                     -------------        -------------        -------------         -------------
Net investment income (loss)                                  (193)                (411)                 (50)                 (149)
Net realized gain (loss) from share transactions               (34)                (157)                 (21)                  -
                                                     -------------        -------------        -------------         -------------
Net realized gain distribution from Fund                       -                    -                    -                     -
Net unrealized appreciation (depreciation)
   on investment                                            (8,064)             (35,104)              (5,342)              (26,565)
                                                     -------------        -------------        -------------         -------------
Net gain (loss) on investment                               (8,098)             (35,261)              (5,363)              (26,565)
                                                     -------------        -------------        -------------         -------------
Net increase (decrease) in net assets resulting
   from operations                                   $      (8,291)       $     (35,672)       $      (5,413)        $     (26,714)
                                                     =============        =============        =============         =============

Footnotes for Statements of Operations
For the period ended December 31, 2000

(1) From inception February 16, 2000 to December 31, 2000
(2) From inception February 7, 2000 to December 31, 2000
(3) From inception February 4, 2000 to December 31, 2000
(4) From inception July 12, 2000 to December 31, 2000
(5) From inception June 20, 2000 to December 31, 2000
(6) From inception July 27, 2000 to December 31, 2000
(7) From inception November 20, 2000 to December 31, 2000
(8) From inception September 5, 2000 to December 31, 2000

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                          PHOENIX-           PHOENIX-                             PHOENIX-ALLIANCE/
                                                          ABERDEEN         ABERDEEN NEW        PHOENIX-AIM           BERNSTEIN
                                                       INTERNATIONAL           ASIA           MID-CAP EQUITY       GROWTH + VALUE
                                                         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT(2)        SUBACCOUNT(2)
                                                       -------------       -------------       -------------      -----------------
FROM OPERATIONS
   Net investment income (loss)                        $      14,327       $       7,542       $      (1,230)       $        (194)
   Net realized gain (loss)                                   48,584               1,231                (676)              (5,761)
   Net unrealized appreciation (depreciation)               (736,332)              6,006             (24,727)             (29,404)
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) resulting from operations        (673,421)             14,779             (26,633)             (35,359)
                                                       -------------       -------------       -------------        -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      927,293              53,485              18,364               26,587
   Participant transfers                                    (398,614)             95,063             278,896              143,923
   Participant withdrawals                                  (210,350)           (104,081)             (1,808)              (3,614)
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                          318,329              44,467             295,452              166,896
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) in net assets                    (355,092)             59,246             268,819              131,537
NET ASSETS
   Beginning of period                                     4,572,995             264,872                 -                    -
                                                       -------------       -------------       -------------        -------------
   End of period                                       $   4,217,903       $     324,118       $     268,819        $     131,537
                                                       =============       =============       =============        =============

                                                                             PHOENIX-
                                                                             DEUTSCHE          PHOENIX-DUFF &         PHOENIX-
                                                          PHOENIX-          NASDAQ-100           PHELPS REAL          ENGEMANN
                                                       DEUTSCHE DOW 30       INDEX(R)         ESTATE SECURITIES    CAPITAL GROWTH
                                                         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                       ---------------     -------------      -----------------    ---------------
FROM OPERATIONS
   Net investment income (loss)                        $       6,661       $      (2,370)      $      55,941        $    (128,622)
   Net realized gain (loss)                                   (2,648)             (2,417)              9,371              (89,505)
   Net unrealized appreciation (depreciation)               (187,359)           (152,281)             78,771           (4,800,633)
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) resulting from operations        (183,346)           (157,068)            144,083           (5,018,760)
                                                       -------------       -------------       -------------        -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      339,800              71,315             373,280            4,238,752
   Participant transfers                                     214,314              82,773             658,273              290,551
   Participant withdrawals                                   (45,200)             (8,557)            (69,749)          (1,019,647)
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                          508,914             145,531             961,804            3,509,656
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) in net assets                     325,568             (11,537)          1,105,887           (1,509,104)
NET ASSETS
   Beginning of period                                       760,871             311,477           1,054,160           17,122,952
                                                       -------------       -------------       -------------        -------------
   End of period                                       $   1,086,439       $     299,940       $   2,160,047        $  15,613,848
                                                       =============       =============       =============        =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                          PHOENIX-           PHOENIX-                                 PHOENIX-
                                                       ENGEMANN SMALL     FEDERATED U.S.         PHOENIX-          GOODWIN MULTI-
                                                          & MID-CAP        GOVERNMENT         GOODWIN MONEY         SECTOR FIXED
                                                           GROWTH              BOND               MARKET               INCOME
                                                         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                       ---------------    --------------      --------------       --------------
FROM OPERATIONS
   Net investment income (loss)                        $      (2,963)      $         -         $     157,445        $     493,028
   Net realized gain (loss)                                   (3,885)                -                   -                  1,309
   Net unrealized appreciation (depreciation)               (128,673)              2,601                 -                192,596
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) resulting from operations        (135,521)              2,601             157,445              686,933
                                                       -------------       -------------       -------------        -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       93,431                 -            23,064,000              741,599
   Participant transfers                                     118,611                 -           (14,527,799)             884,973
   Participant withdrawals                                   (19,352)                -            (1,205,474)            (231,162)
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                          192,690                 -             7,330,727            1,395,410
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) in net assets                      57,169               2,601           7,488,172            2,082,343
NET ASSETS
   Beginning of period                                       384,734             455,295          24,088,009            6,537,618
                                                       -------------       -------------       -------------        -------------
   End of period                                       $     441,903       $     457,896       $  31,576,181        $   8,619,961
                                                       =============       =============       =============        =============

                                                                            PHOENIX-J.P.
                                                                              MORGAN
                                                       PHOENIX-HOLLISTER     RESEARCH          PHOENIX-JANUS       PHOENIX-JANUS
                                                          VALUE EQUITY    ENHANCED INDEX      FLEXIBLE INCOME         GROWTH
                                                          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                       -----------------  --------------      ---------------     ---------------
FROM OPERATIONS
   Net investment income (loss)                        $      12,035       $      14,863       $      65,616        $     (24,517)
   Net realized gain (loss)                                   (5,502)            (19,061)             12,470              (19,167)
   Net unrealized appreciation (depreciation)             (1,869,003)         (2,951,487)             70,570           (1,158,677)
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) resulting from operations      (1,862,470)         (2,955,685)            148,656           (1,202,361)
                                                       -------------       -------------       -------------        -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    1,458,589           1,764,677             229,152              920,672
   Participant transfers                                     289,477            (444,389)          2,314,421            1,374,025
   Participant withdrawals                                  (337,622)           (274,967)            (45,567)            (137,949)
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                        1,410,444           1,045,321           2,498,006            2,156,748
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) in net assets                    (452,026)         (1,910,364)          2,646,662              954,387
NET ASSETS
   Beginning of period                                     7,365,775          11,578,086             588,962            2,307,647
                                                       -------------       -------------       -------------        -------------
   End of period                                       $   6,913,749       $   9,667,722       $   3,235,624        $   3,262,034
                                                       =============       =============       =============        =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                            PHOENIX-KAYNE      PHOENIX-LAZARD
                                                       PHOENIX-KAYNE          SMALL-CAP         INTERNATIONAL      PHOENIX-LAZARD
                                                       LARGE-CAP CORE       QUALITY VALUE       EQUITY SELECT      SMALL-CAP VALUE
                                                       SUBACCOUNT(4)        SUBACCOUNT(6)       SUBACCOUNT(8)       SUBACCOUNT(9)
                                                       -------------       --------------      --------------      ---------------
FROM OPERATIONS
   Net investment income (loss)                        $           3       $          77       $         (84)       $         -
   Net realized gain (loss)                                      -                    49                   1                  -
   Net unrealized appreciation (depreciation)                     33                 (23)               (272)                (133)
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) resulting from operations              36                 103                (355)                (133)
                                                       -------------       -------------       -------------        -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits
   Participant transfers                                       3,364                 383               4,033                4,905
   Participant withdrawals                                     4,550              11,741              77,579                  -
                                                                 (77)                (46)               (248)                 (10)
   Net increase (decrease) in net assets resulting     -------------       -------------       -------------        -------------
      from participant transactions                            7,837              12,078              81,364                4,895
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) in net assets                       7,873              12,181              81,009                4,762
NET ASSETS
   Beginning of period                                           -                   -                   -                    -
                                                       -------------       -------------       -------------        -------------
   End of period                                       $       7,873       $      12,181       $      81,009        $       4,762
                                                       =============       =============       =============        =============

                                                        PHOENIX-LORD       PHOENIX-LORD       PHOENIX-LORD          PHOENIX-MFS
                                                        ABBETT BOND-     ABBETT LARGE-CAP    ABBETT MID-CAP       INVESTORS GROWTH
                                                         DEBENTURE            VALUE              VALUE                 STOCK
                                                       SUBACCOUNT(7)      SUBACCOUNT(5)       SUBACCOUNT(5)         SUBACCOUNT(3)
                                                       -------------     ---------------     ---------------      ----------------
FROM OPERATIONS
   Net investment income (loss)                        $         198       $         114       $         120        $        (994)
   Net realized gain (loss)                                       19                  (1)                  9                  (50)
   Net unrealized appreciation (depreciation)                    (22)              3,035               1,805              (40,806)
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) resulting from operations             195               3,148               1,934              (41,850)
                                                       -------------       -------------       -------------        -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        2,738               5,585               6,388               34,658
   Participant transfers                                       9,098             180,408              71,415              228,782
   Participant withdrawals                                       (13)               (438)               (231)              (2,164)
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                           11,823             185,555              77,572              261,276
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) in net assets                      12,018             188,703              79,506              219,426
NET ASSETS
   Beginning of period                                           -                   -                   -                    -
                                                       -------------       -------------       -------------        -------------
   End of period                                       $      12,018       $     188,703       $      79,506        $     219,426
                                                       =============       =============       =============        =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                                                                    PHOENIX-
                                                                                                PHOENIX-            OAKHURST
                                                       PHOENIX-MFS          PHOENIX-MFS      OAKHURST GROWTH        STRATEGIC
                                                     INVESTORS TRUST          VALUE            AND INCOME           ALLOCATION
                                                      SUBACCOUNT(1)         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                     ---------------       -------------     ---------------       -------------
FROM OPERATIONS
   Net investment income (loss)                        $           5       $       5,780       $       3,733        $     166,963
   Net realized gain (loss)                                   (1,205)             (9,638)             (1,201)              (8,721)
   Net unrealized appreciation (depreciation)                (21,756)           (106,444)         (1,659,016)          (1,269,231)
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) resulting from operations         (22,956)           (110,302)         (1,656,484)          (1,110,989)
                                                       -------------       -------------       -------------        -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        6,645             346,217           1,047,311            1,247,951
   Participant transfers                                     231,491           1,019,823             190,944            5,663,515
   Participant withdrawals                                      (810)            (14,219)           (176,261)            (317,393)
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                          237,326           1,351,821           1,061,994            6,594,073
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) in net assets                     214,370           1,241,519            (594,490)           5,483,084
NET ASSETS
   Beginning of period                                           -                12,887           6,705,409            4,132,150
                                                       -------------       -------------       -------------        -------------
   End of period                                       $     214,370       $   1,254,406       $   6,110,919        $   9,615,234
                                                       =============       =============       =============        =============

                                                      PHOENIX-SANFORD     PHOENIX-SANFORD     PHOENIX-SANFORD
                                                      BERNSTEIN GLOBAL     BERNSTEIN MID-     BERNSTEIN SMALL-      PHOENIX-SENECA
                                                           VALUE             CAP VALUE           CAP VALUE          MID-CAP GROWTH
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                       -------------       -------------       -------------        -------------
FROM OPERATIONS
   Net investment income (loss)                        $       1,193       $       7,257       $      (3,029)       $     (36,608)
   Net realized gain (loss)                                      (93)            314,996              32,664              (12,611)
   Net unrealized appreciation (depreciation)                (33,075)           (812,570)           (227,223)          (1,853,286)
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) resulting from operations         (31,975)           (490,317)           (197,588)          (1,902,505)
                                                       -------------       -------------       -------------        -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       87,270             712,164             258,017            1,152,154
   Participant transfers                                      80,745           1,023,492             843,040              433,635
   Participant withdrawals                                    (7,464)           (144,495)            (33,340)            (145,515)
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                          160,551           1,591,161           1,067,717            1,440,274
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) in net assets                     128,576           1,100,844             870,129             (462,231)
NET ASSETS
   Beginning of period                                       155,779           3,460,650             414,610            4,694,804
                                                       -------------       -------------       -------------        -------------
   End of period                                       $     284,355       $   4,561,494       $   1,284,739        $   4,232,573
                                                       =============       =============       =============        =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                          PHOENIX-STATE
                                                                         STREET RESEARCH       PHOENIX-VAN
                                                       PHOENIX-SENECA        SMALL-CAP         KAMPEN FOCUS       AIM V.I. CAPITAL
                                                      STRATEGIC THEME         GROWTH              EQUITY            APPRECIATION
                                                         SUBACCOUNT        SUBACCOUNT(5)        SUBACCOUNT           SUBACCOUNT
                                                      ---------------    ----------------      -------------      ----------------
FROM OPERATIONS
   Net investment income (loss)                        $     (29,725)      $        (109)      $      (3,810)       $      (1,255)
   Net realized gain (loss)                                  (63,537)                  3              (5,923)              (3,283)
   Net unrealized appreciation (depreciation)             (1,615,052)               (768)           (156,855)             (34,241)
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) resulting from operations      (1,708,314)               (874)           (166,588)             (38,779)
                                                       -------------       -------------       -------------        -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      937,748                 -               311,256               49,834
   Participant transfers                                    (495,812)             71,421             321,393              254,760
   Participant withdrawals                                  (135,965)               (142)            (17,476)              (8,345)
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                          305,971              71,279             615,173              296,249
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) in net assets                  (1,402,343)             70,405             448,585              257,470
NET ASSETS
   Beginning of period                                     4,592,605                 -               316,976               63,885
                                                       -------------       -------------       -------------        -------------
   End of period                                       $   3,190,262       $      70,405       $     765,561        $     321,355
                                                       =============       =============       =============        =============

                                                                                             FEDERATED FUND
                                                                          ALGER AMERICAN         FOR U.S.          FEDERATED HIGH
                                                      AIM V.I. PREMIER      LEVERAGED          GOVERNMENT            INCOME BOND
                                                            EQUITY            ALLCAP          SECURITIES II            FUND II
                                                         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                      ----------------     -------------     ---------------       --------------
FROM OPERATIONS
   Net investment income (loss)                        $        (814)      $      (6,571)      $      56,700        $      58,817
   Net realized gain (loss)                                   (2,227)            (85,583)              2,211                3,276
   Net unrealized appreciation (depreciation)               (104,515)           (277,634)            183,773              (54,842)
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) resulting from operations        (107,556)           (369,788)            242,684                7,251
                                                       -------------       -------------       -------------        -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       69,674             308,845             689,994              112,653
   Participant transfers                                     337,456             342,126           3,062,276              211,533
   Participant withdrawals                                    (5,897)            (35,959)            (76,675)             (23,205)
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                          401,233             615,012           3,675,595              300,981
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) in net assets                     293,677             245,224           3,918,279              308,232
NET ASSETS
   Beginning of period                                       136,229             683,867           1,401,340              577,560
                                                       -------------       -------------       -------------        -------------
   End of period                                       $     429,906       $     929,091       $   5,319,619        $     885,792
                                                       =============       =============       =============        =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                             VIP GROWTH                             MUTUAL SHARES
                                                     VIP CONTRAFUND(R)     OPPORTUNITIES        VIP GROWTH           SECURITIES
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                       -------------       -------------       -------------        -------------
FROM OPERATIONS
   Net investment income (loss)                        $      (2,513)      $         (62)      $     (12,797)       $       1,864
   Net realized gain (loss)                                  (11,506)             (7,473)            (83,914)              29,670
   Net unrealized appreciation (depreciation)                (77,368)            (47,017)           (612,560)            (264,743)
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) resulting from operations         (91,387)            (54,552)           (709,271)            (233,209)
                                                       -------------       -------------       -------------        -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      176,819              23,204             502,738              450,896
   Participant transfers                                     544,874              88,772           1,100,808              501,981
   Participant withdrawals                                   (28,338)             (5,115)            (56,040)             (58,312)
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                          693,355             106,861           1,547,506              894,565
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) in net assets                     601,968              52,309             838,235              661,356
NET ASSETS
   Beginning of period                                       446,469             208,442           1,374,128            1,155,730
                                                       -------------       -------------       -------------        -------------
   End of period                                       $   1,048,437       $     260,751       $   2,212,363        $   1,817,086
                                                       =============       =============       =============        =============

                                                         TEMPLETON
                                                        DEVELOPING           TEMPLETON           TEMPLETON           TEMPLETON
                                                          MARKETS             FOREIGN           GLOBAL ASSET           GROWTH
                                                        SECURITIES           SECURITIES          ALLOCATION          SECURITIES
                                                        SUBACCOUNT           SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                       -------------       -------------       -------------        -------------
FROM OPERATIONS
   Net investment income (loss)                        $       2,341       $      19,042       $       3,598        $      30,465
   Net realized gain (loss)                                      383              36,052                 (99)              43,653
   Net unrealized appreciation (depreciation)                 (7,963)           (524,443)            (23,593)            (523,341)
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) resulting from operations          (5,239)           (469,349)            (20,094)            (449,223)
                                                       -------------       -------------       -------------        -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      210,864             695,412              37,850              452,039
   Participant transfers                                     (40,627)            584,616                 -                832,329
   Participant withdrawals                                  (160,681)            (69,852)            (11,440)             (42,760)
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                            9,556           1,210,176              26,410            1,241,608
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) in net assets                       4,317             740,827               6,316              792,385
NET ASSETS
   Beginning of period                                       374,592           1,807,036             380,620            1,349,965
                                                       -------------       -------------       -------------        -------------
   End of period                                       $     378,909       $   2,547,863       $     386,936        $   2,142,350
                                                       =============       =============       =============        =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                         SCUDDER VIT
                                                       EAFE(R) EQUITY       SCUDDER VIT                            WANGER FOREIGN
                                                           INDEX         EQUITY 500 INDEX       TECHNOLOGY             FORTY
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                       -------------     ----------------      -------------       --------------
FROM OPERATIONS
   Net investment income (loss)                        $       5,050       $      10,227       $      (6,803)       $      (5,864)
   Net realized gain (loss)                                   (4,834)                421             (97,928)              18,613
   Net unrealized appreciation (depreciation)               (158,697)            (81,140)           (599,732)            (115,944)
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) resulting from operations        (158,481)            (70,492)           (704,463)            (103,195)
                                                       -------------       -------------       -------------        -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      174,840             140,451             311,811              208,048
   Participant transfers                                      44,273             872,223              20,473               (1,834)
   Participant withdrawals                                   (28,498)            (19,010)            (55,527)             (28,729)
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                          190,615             993,664             276,757              177,485
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) in net assets                      32,134             923,172            (427,706)              74,290
NET ASSETS
   Beginning of period                                       593,484              25,419           1,097,497              673,906
                                                       -------------       -------------       -------------        -------------
   End of period                                       $     625,618       $     948,591       $     669,791        $     748,196
                                                       =============       =============       =============        =============

                                                          WANGER                                WANGER U.S.
                                                       INTERNATIONAL                              SMALLER
                                                         SMALL CAP         WANGER TWENTY         COMPANIES
                                                         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                       -------------       -------------       -------------
FROM OPERATIONS
   Net investment income (loss)                        $     (17,292)      $      (3,270)      $     (61,531)
   Net realized gain (loss)                                   22,889                (429)              7,610
   Net unrealized appreciation (depreciation)               (317,779)            (31,862)         (1,474,442)
                                                       -------------       -------------       -------------
   Net increase (decrease) resulting from operations        (312,182)            (35,561)         (1,528,363)
                                                       -------------       -------------       -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      631,590              98,309           1,630,435
   Participant transfers                                     106,838              92,434             385,235
   Participant withdrawals                                  (134,238)            (14,710)           (324,628)
                                                       -------------       -------------       -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                          604,190             176,033           1,691,042
                                                       -------------       -------------       -------------
   Net increase (decrease) in net assets                     292,008             140,472             162,679
NET ASSETS
   Beginning of period                                     1,899,143             335,800           7,673,477
                                                       -------------       -------------       -------------
   End of period                                       $   2,191,151       $     476,272       $   7,836,156
                                                       =============       =============       =============

Footnotes for Statements of Changes in Net Assets
For period ended December 31, 2002

(1) From inception January  10, 2002 to December 31, 2002.
(2) From inception January 14, 2002 to December 31, 2002.
(3) From inception January 31, 2002 to December 31, 2002.
(4) From inception September 18, 2002 to December 31, 2002.
(5) From inception September 23, 2002 to December 31, 2002.
(6) From inception September 27, 2002 to December 31, 2002.
(7) From inception October 8, 2002 to December 31, 2002.
(8) From inception October 15, 2002 to December 31, 2002.
(9) From inception November 20, 2002 to December 31, 2002.

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                                                        PHOENIX-     PHOENIX-DUFF &
                                                         PHOENIX-                                       DEUTSCHE       PHELPS REAL
                                                         ABERDEEN       PHOENIX-         PHOENIX-      NASDAQ-100        ESTATE
                                                      INTERNATIONAL   ABERDEEN NEW    DEUTSCHE DOW 30   INDEX(R)       SECURITIES
                                                        SUBACCOUNT   ASIA SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                      -------------  ---------------  --------------  -------------   -------------
FROM OPERATIONS
   Net investment income (loss)                       $     (35,741)  $       4,541   $       2,856   $      (1,912)  $      27,331
   Net realized gain (loss)                                  80,781           5,471          13,176         (67,925)          3,251
   Net unrealized appreciation (depreciation)            (1,316,161)         (3,272)        (42,737)        (79,276)         23,127
                                                      -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) resulting from operations     (1,271,121)          6,740         (26,705)       (149,113)         53,709
                                                      -------------   -------------   -------------   -------------   -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     961,178         107,106         189,306         120,117         151,963
   Participant transfers                                    274,299         (72,434)        428,980         165,611         313,606
   Participant withdrawals                                 (126,732)         (9,379)         (3,508)           (228)        (27,562)
                                                      -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                       1,108,745          25,293         614,778         285,500         438,007
                                                      -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net assets                   (162,376)         32,033         588,073         136,387         491,716
NET ASSETS
   Beginning of period                                    4,735,371         232,839         172,798         175,090         562,444
                                                      -------------   -------------   -------------   -------------   -------------
   End of period                                      $   4,572,995   $     264,872   $     760,871   $     311,477   $   1,054,160
                                                      =============   =============   =============   =============   =============

                                                                                         PHOENIX-        PHOENIX-
                                                        PHOENIX-        PHOENIX-      ENGEMANN SMALL  FEDERATED U.S.     PHOENIX-
                                                        ENGEMANN     ENGEMANN NIFTY     & MID-CAP      GOVERNMENT     GOODWIN MONEY
                                                     CAPITAL GROWTH       FIFTY          GROWTH           BOND           MARKET
                                                       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                     --------------  ---------------  -------------   --------------  -------------
FROM OPERATIONS
   Net investment income (loss)                       $    (135,317)  $     (29,038)  $      (1,574)  $      15,689   $     490,456
   Net realized gain (loss)                                 371,478          (1,515)         (1,268)         12,212             -
   Net unrealized appreciation (depreciation)            (8,589,426)     (1,670,867)        (50,672)        (13,210)            -
                                                      -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) resulting from operations     (8,353,265)     (1,701,420)        (53,514)         14,691         490,456
                                                      -------------   -------------   -------------   -------------   -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                   5,118,125       1,088,217          93,896         118,492      29,428,749
   Participant transfers                                 (1,041,512)        152,887         327,272          68,751     (19,829,509)
   Participant withdrawals                                 (502,894)        (95,889)        (11,343)         (7,969)       (757,939)
                                                      -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                       3,573,719       1,145,215         409,825         179,274       8,841,301
                                                      -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net assets                 (4,779,546)       (556,205)        356,311         193,965       9,331,757
NET ASSETS
   Beginning of period                                   21,902,498       4,259,216          28,423         261,330      14,756,252
                                                      -------------   -------------   -------------   -------------   -------------
   End of period                                      $  17,122,952   $   3,703,011   $     384,734   $     455,295   $  24,088,009
                                                      =============   =============   =============   =============   =============

                                                          PHOENIX-
                                                      GOODWIN MULTI-     PHOENIX-       PHOENIX-J.P.                  PHOENIX-JANUS
                                                        SECTOR FIXED    HOLLISTER    MORGAN RESEARCH  PHOENIX-JANUS     FLEXIBLE
                                                          INCOME       VALUE EQUITY   ENHANCED INDEX   CORE EQUITY       INCOME
                                                        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                      --------------  -------------   --------------  -------------   -------------
FROM OPERATIONS
   Net investment income (loss)                       $     354,164   $      11,052   $      (7,082)  $       1,218   $      17,847
   Net realized gain (loss)                                    (419)         22,505          65,982           1,491           3,904
   Net unrealized appreciation (depreciation)              (165,773)       (904,189)     (1,523,780)       (111,944)         (3,916)
                                                      -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) resulting from operations        187,972        (870,632)     (1,464,880)       (109,235)         17,835
                                                      -------------   -------------   -------------   -------------   -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     549,449       1,122,214       2,122,491         476,698         110,267
   Participant transfers                                  2,439,303       3,628,136         555,783         714,984         393,005
   Participant withdrawals                                  (86,603)       (213,146)       (331,916)        (43,422)         (9,235)
                                                      -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                       2,902,149       4,537,204       2,346,358       1,148,260         494,037
                                                      -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net assets                  3,090,121       3,666,572         881,478       1,039,025         511,872
NET ASSETS
   Beginning of period                                    3,447,497       3,699,203      10,696,608         305,159          77,090
                                                      -------------   -------------   -------------   -------------   -------------
   End of period                                      $   6,537,618   $   7,365,775   $  11,578,086   $   1,344,184   $     588,962
                                                      =============   =============   =============   =============   =============

                                                                                      PHOENIX-MORGAN    PHOENIX-        PHOENIX-
                                                      PHOENIX-JANUS   PHOENIX-MFS      STANLEY FOCUS    OAKHURST     OAKHURST GROWTH
                                                         GROWTH          VALUE            EQUITY        BALANCED       AND INCOME
                                                       SUBACCOUNT     SUBACCOUNT(6)     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                      -------------   -------------   -------------   -------------  ---------------
FROM OPERATIONS
   Net investment income (loss)                       $     (17,701)  $          15   $      (1,542)  $      89,657   $      (9,054)
   Net realized gain (loss)                                  14,688              (1)         (4,242)         94,229          13,209
   Net unrealized appreciation (depreciation)              (633,741)            118         (23,624)        (89,210)       (424,801)
                                                      -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) resulting from operations       (636,754)            132         (29,408)         94,676        (420,646)
                                                      -------------   -------------   -------------   -------------   -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     860,647             -            27,942         773,452       1,121,053
   Participant transfers                                    436,401          12,784         180,348         157,211       1,919,268
   Participant withdrawals                                 (108,397)            (29)         (6,563)       (114,122)       (127,201)
                                                      -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                       1,188,651          12,755         201,727         816,541       2,913,120
                                                      -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net assets                    551,897          12,887         172,319         911,217       2,492,474
NET ASSETS
   Beginning of period                                    1,755,750             -           144,657       4,347,393       4,212,935
                                                      -------------   -------------   -------------   -------------   -------------
   End of period                                      $   2,307,647   $      12,887   $     316,976   $   5,258,610   $   6,705,409
                                                      =============   =============   =============   =============   =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001
                                   (CONTINUED)

                                                                        PHOENIX-        PHOENIX-        PHOENIX-
                                                        PHOENIX-        SANFORD         SANFORD         SANFORD        PHOENIX-
                                                        OAKHURST       BERNSTEIN       BERNSTEIN        BERNSTEIN       SENECA
                                                        STRATEGIC        GLOBAL           MID-            SMALL-        MID-CAP
                                                       ALLOCATION        VALUE         CAP VALUE       CAP VALUE        GROWTH
                                                       SUBACCOUNT     SUBACCOUNT(2)    SUBACCOUNT     SUBACCOUNT(1)    SUBACCOUNT
                                                      -------------  --------------   --------------   -------------  -------------
FROM OPERATIONS
   Net investment income (loss)                       $      65,573   $         620   $      17,678   $       1,065   $     (27,714)
   Net realized gain (loss)                                  59,598           1,534          16,143           4,391         (16,164)
   Net unrealized appreciation (depreciation)               (82,032)         (2,103)        438,798          20,915        (897,680)
                                                      -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) resulting from operations         43,139              51         472,619          26,371        (941,558)
                                                      -------------   -------------   -------------   -------------   -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     683,536          41,031         452,452          51,093       1,123,191
   Participant transfers                                    539,211         118,965       1,234,614         341,191       1,884,946
   Participant withdrawals                                 (129,580)         (4,268)        (44,971)         (4,045)       (131,276)
                                                      -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                       1,093,167         155,728       1,642,095         388,239       2,876,861
                                                      -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net assets                  1,136,306         155,779       2,114,714         414,610       1,935,303
NET ASSETS
   Beginning of period                                    2,995,844             -         1,345,936             -         2,759,501
                                                      -------------   -------------   -------------   -------------   -------------
   End of period                                      $   4,132,150   $     155,779   $   3,460,650   $     414,610   $   4,694,804
                                                      =============   =============   =============   =============   =============

                                                                                                     ALGER AMERICAN
                                                                        AIM V.I.                        LEVERAGED      DEUTSCHE VIT
                                                      PHOENIX-SENECA    CAPITAL         AIM V.I.          ALLCAP      EAFE(R) EQUITY
                                                     STRATEGIC THEME  APPRECIATION       VALUE          PORTFOLIO        INDEX
                                                       SUBACCOUNT     SUBACCOUNT(3)   SUBACCOUNT(4)     SUBACCOUNT     SUBACCOUNT
                                                     ---------------  -------------   -------------   -------------   -------------
FROM OPERATIONS
   Net investment income (loss)                       $     (36,306)  $        (128)  $         (77)  $      (3,350)  $      (4,923)
   Net realized gain (loss)                                 132,451           5,093           3,135         (33,286)        (17,986)
   Net unrealized appreciation (depreciation)            (1,626,065)         (1,141)          4,313         (21,398)       (166,878)
                                                      -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) resulting from operations     (1,529,920)          3,824           7,371         (58,034)       (189,787)
                                                      -------------   -------------   -------------   -------------   -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                   1,325,697          22,786           5,699         196,589         205,443
   Participant transfers                                    231,707          38,140         124,249         405,350          32,985
   Participant withdrawals                                 (182,193)           (865)         (1,090)        (20,950)        (24,808)
                                                      -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                       1,375,211          60,061         128,858         580,989         213,620
                                                      -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net assets                   (154,709)         63,885         136,229         522,955          23,833
NET ASSETS
   Beginning of period                                    4,747,314             -               -           160,912         569,651
                                                      -------------   -------------   -------------   -------------   -------------
   End of period                                      $   4,592,605   $      63,885   $     136,229   $     683,867   $     593,484
                                                      =============   =============   =============   =============   =============

                                                                      FEDERATED FUND
                                                                         FOR U.S.     FEDERATED HIGH       VIP         VIP GROWTH
                                                      DEUTSCHE VIT      GOVERNMENT      INCOME BOND   CONTRAFUND(R)  OPPORTUNITIES
                                                    EQUITY 500 INDEX   SECURITIES II      FUND II       PORTFOLIO      PORTFOLIO
                                                      SUBACCOUNT(5)     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                     ---------------   -------------   -------------  -------------   -------------
FROM OPERATIONS
   Net investment income (loss)                       $         (20)   $      24,466   $      41,211  $      (1,422)  $      (1,084)
   Net realized gain (loss)                                      (2)             594          (9,411)       (19,875)         (2,238)
   Net unrealized appreciation (depreciation)                  (254)          23,828         (34,542)         4,391         (25,476)
                                                      -------------    -------------   -------------  -------------   -------------
   Net increase (decrease) resulting from operations           (276)          48,888          (2,742)       (16,906)        (28,798)
                                                      -------------    -------------   -------------  -------------   -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                         -            476,013          77,192        117,916           8,812
   Participant transfers                                     25,858          565,263         100,314        295,475          55,635
   Participant withdrawals                                     (163)         (50,433)        (29,795)       (14,537)         (2,756)
                                                      -------------    -------------   -------------  -------------   -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                          25,695          990,843         147,711        398,854          61,691
                                                      -------------    -------------   -------------  -------------   -------------
   Net increase (decrease) in net assets                     25,419        1,039,731         144,969        381,948          32,893
NET ASSETS
   Beginning of period                                          -            361,609         432,591         64,521         175,549
                                                      -------------    -------------   -------------  -------------   -------------
   End of period                                      $      25,419    $   1,401,340   $     577,560  $     446,469   $     208,442
                                                      =============    =============   =============  =============   =============

                                                                                                       TEMPLETON
                                                                                                       DEVELOPING      TEMPLETON
                                                        VIP GROWTH    MUTUAL SHARES  TEMPLETON ASSET     MARKETS        GROWTH
                                                        PORTFOLIO       SECURITIES      STRATEGY       SECURITIES      SECURITIES
                                                       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
                                                      -------------   -------------   -------------    -------------  -------------
FROM OPERATIONS
   Net investment income (loss)                       $      (5,995)  $       8,183   $       1,059    $        (483) $     154,534
   Net realized gain (loss)                                  (6,358)         49,109          22,390           16,707         18,257
   Net unrealized appreciation (depreciation)               (60,408)        (27,034)        (44,173)         (27,296)      (180,940)
                                                      -------------   -------------   -------------    -------------  -------------
   Net increase (decrease) resulting from operations        (72,761)         30,258         (20,724)         (11,072)        (8,149)
                                                      -------------   -------------   -------------    -------------  -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     389,981         228,494         238,250           91,102        379,293
   Participant transfers                                    923,614         479,523          63,612           46,569        412,938
   Participant withdrawals                                  (20,615)        (27,159)         (9,093)         (13,456)       (21,177)
                                                      -------------   -------------   -------------    -------------  -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                       1,292,980         680,858         292,769          124,215        771,054
                                                      -------------   -------------   -------------    -------------  -------------
   Net increase (decrease) in net assets                  1,220,219         711,116         272,045          113,143        762,905
NET ASSETS
   Beginning of period                                      153,909         444,614         108,575          261,449        587,060
                                                      -------------   -------------   -------------    -------------  -------------
   End of period                                      $   1,374,128   $   1,155,730   $     380,620    $     374,592  $   1,349,965
                                                      =============   =============   =============    =============  =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001
                                   (CONTINUED)

                                                        TEMPLETON                                        WANGER
                                                      INTERNATIONAL    TECHNOLOGY     WANGER FOREIGN  INTERNATIONAL
                                                        SECURITIES     PORTFOLIO          FORTY         SMALL CAP     WANGER TWENTY
                                                        SUBACCOUNT     SUBACCOUNT       SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                      -------------   -------------   --------------  -------------   -------------
FROM OPERATIONS
   Net investment income (loss)                       $      33,385   $      (9,738)  $      (3,579)  $     (14,478)  $      (1,946)
   Net realized gain (loss)                                 366,773        (345,184)         26,821         516,398           2,108
   Net unrealized appreciation (depreciation)              (680,407)       (142,502)       (215,758)       (918,630)         29,638
                                                      -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) resulting from operations       (280,249)       (497,424)       (192,516)       (416,710)         29,800
                                                      -------------   -------------   -------------   -------------   -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                     420,142         421,731         332,224         689,052          77,819
   Participant transfers                                    297,602        (282,596)         80,230         172,981         125,744
   Participant withdrawals                                  (93,528)        (28,657)        (40,189)        (67,875)        (11,554)
                                                      -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                         624,216         110,478         372,265         794,158         192,009
                                                      -------------   -------------   -------------   -------------   -------------
   Net increase (decrease) in net assets                    343,967        (386,946)        179,749         377,448         221,809
NET ASSETS
   Beginning of period                                    1,463,069       1,484,443         494,157       1,521,695         113,991
                                                      -------------   -------------   -------------   -------------   -------------
   End of period                                      $   1,807,036   $   1,097,497   $     673,906   $   1,899,143   $     335,800
                                                      =============   =============   =============   =============   =============

                                                       WANGER U.S.
                                                        SMALL CAP
                                                       SUBACCOUNT
                                                      -------------
FROM OPERATIONS
   Net investment income (loss)                       $     (47,276)
   Net realized gain (loss)                                  33,559
   Net unrealized appreciation (depreciation)               716,350
                                                      -------------
   Net increase (decrease) resulting from operations        702,633
                                                      -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                   1,439,415
   Participant transfers                                    420,810
   Participant withdrawals                                 (251,789)
                                                      -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                       1,608,436
                                                      -------------
   Net increase (decrease) in net assets                  2,311,069
NET ASSETS
   Beginning of period                                    5,362,408
                                                      -------------
   End of period                                      $   7,673,477
                                                      =============

Footnotes For Statements of Changes in Net Assets
For the period ended December 31, 2001

(1) From Inception January 16, 2001 to December 31, 2001
(2) From Inception January 26 , 2001 to December 31, 2001
(3) From Inception May 17, 2001 to December 31, 2001
(4) From Inception June 18, 2001 to December 31, 2001
(5) From Inception November 28, 2001 to December 31, 2001
(6) From Inception November 30, 2001 to December 31, 2001

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000

                                                                                               GOODWIN MULTI-        OAKHURST
                                                       GOODWIN MONEY          ENGEMANN          SECTOR FIXED         STRATEGIC
                                                           MARKET          CAPITAL GROWTH         INCOME             ALLOCATION
                                                         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                       -------------       -------------       -------------        -------------
FROM OPERATIONS
   Net investment income (loss)                        $     502,775       $    (176,029)      $     224,029        $      52,561
   Net realized gain (loss)                                      -               954,977                 735              298,751
   Net unrealized appreciation (depreciation)                    -            (5,499,898)            (53,633)            (354,470)
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) resulting from operations         502,775          (4,720,950)            171,131               (3,158)
                                                       -------------       -------------       -------------        -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                   27,243,031           5,099,909             453,097              624,851
   Participant transfers                                 (23,676,298)          3,239,099             354,692              532,267
   Participant withdrawals                                (2,134,571)           (458,190)            (52,876)             (61,217)
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                        1,432,162           7,880,818             754,913            1,095,901
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) in net assets                   1,934,937           3,159,868             926,044            1,092,743
NET ASSETS
   Beginning of period                                    12,821,316          18,742,630           2,521,458            1,903,101
                                                       -------------       -------------       -------------        -------------
   End of period                                       $  14,756,253       $  21,902,498       $   3,447,502        $   2,995,844
                                                       =============       =============       =============        =============

                                                                                               DUFF & PHELPS          SENECA
                                                         ABERDEEN            OAKHURST           REAL ESTATE          STRATEGIC
                                                       INTERNATIONAL         BALANCED           SECURITIES             THEME
                                                         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                       -------------       -------------       -------------        -------------
FROM OPERATIONS
   Net investment income (loss)                        $          70       $      79,767       $      15,702        $     (34,500)
   Net realized gain (loss)                                  365,120             461,414              16,462              632,727
   Net unrealized appreciation (depreciation)             (1,153,625)           (553,377)             83,392           (1,513,183)
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) resulting from operations        (788,435)            (12,196)            115,556             (914,956)
                                                       -------------       -------------       -------------        -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      919,183             896,831              72,690              967,567
   Participant transfers                                     735,093             455,038              78,964            2,289,338
   Participant withdrawals                                   (75,842)            (49,658)            (12,979)             (85,029)
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                        1,578,434           1,302,211             138,675            3,171,876
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) in net assets                     789,999           1,290,015             254,231            2,256,920
NET ASSETS
   Beginning of period                                     3,945,372           3,057,378             308,213            2,490,394
                                                       -------------       -------------       -------------        -------------
   End of period                                       $   4,735,371       $   4,347,393       $     562,444        $   4,747,314
                                                       =============       =============       =============        =============

                                                                           J.P. MORGAN
                                                        ABERDEEN NEW         RESEARCH          ENGEMANN NIFTY        SENECA MID-
                                                            ASIA          ENHANCED INDEX           FIFTY             CAP GROWTH
                                                         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                       -------------      --------------       -------------        -------------
FROM OPERATIONS
   Net investment income (loss)                        $       5,761       $       6,169       $     (33,277)       $     (15,313)
   Net realized gain (loss)                                   19,240             317,802               3,103              230,612
   Net unrealized appreciation (depreciation)                (34,521)         (1,582,596)           (907,885)            (251,514)
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) resulting from operations          (9,520)         (1,258,625)           (938,059)             (36,215)
                                                       -------------       -------------       -------------        -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       55,717           2,404,768             848,549              311,870
   Participant transfers                                     115,463           1,869,680           1,245,841            1,773,040
   Participant withdrawals                                    (2,093)           (199,858)            (59,826)             (43,498)
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                          169,087           4,074,580           2,034,564            2,041,412
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) in net assets                     159,567           2,815,955           1,096,505            2,005,197
NET ASSETS
   Beginning of period                                        73,272           7,880,643           3,162,711              754,304
                                                       -------------       -------------       -------------        -------------
   End of period                                       $     232,839       $  10,696,608       $   4,259,216        $   2,759,501
                                                       =============       =============       =============        =============

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000
                                   (CONTINUED)

                                                         OAKHURST                                SANFORD
                                                        GROWTH AND        HOLLISTER VALUE     BERNSTEIN MID-         WANGER U.S.
                                                          INCOME              EQUITY            CAP VALUE             SMALL CAP
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                                       -------------       -------------       -------------        -------------
FROM OPERATIONS
   Net investment income (loss)                        $      (6,729)      $        (478)      $       1,567        $     (29,170)
   Net realized gain (loss)                                   23,132             311,344               4,432              526,238
   Net unrealized appreciation (depreciation)               (319,035)            349,648             182,563             (806,272)
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) resulting from operations        (302,632)            660,514             188,562             (309,204)
                                                       -------------       -------------       -------------        -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      638,830             601,913             177,806            1,047,372
   Participant transfers                                   1,300,162           1,243,212             196,615            1,080,139
   Participant withdrawals                                   (89,372)            (38,379)            (18,353)            (108,987)
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                        1,849,620           1,806,746             356,068            2,018,524
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) in net assets                   1,546,988           2,467,260             544,630            1,709,320
NET ASSETS
   Beginning of period                                     2,665,947           1,231,943             801,306            3,653,088
                                                       -------------       -------------       -------------        -------------
   End of period                                       $   4,212,935       $   3,699,203       $   1,345,936        $   5,362,408
                                                       =============       =============       =============        =============

                                                         WANGER              TEMPLETON
                                                      INTERNATIONAL            ASSET             TEMPLETON            TEMPLETON
                                                         SMALL CAP           STRATEGY             GROWTH            INTERNATIONAL
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                       -------------       -------------       -------------        -------------
FROM OPERATIONS
   Net investment income (loss)                        $     (11,736)      $         926       $          39        $       8,956
   Net realized gain (loss)                                  136,860              11,557              51,848              121,377
   Net unrealized appreciation (depreciation)               (693,698)            (13,780)            (17,060)            (149,277)
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) resulting from operations        (568,574)             (1,297)             34,827              (18,944)
                                                       -------------       -------------       -------------        -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      464,399              29,785              68,882              288,104
   Participant transfers                                     814,296              19,074              73,774              557,987
   Participant withdrawals                                   (49,659)             (6,549)             (7,527)             (19,291)
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                        1,229,036              42,310             135,129              826,800
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) in net assets                     660,462              41,013             169,956              807,856
NET ASSETS
   Beginning of period                                       861,233              67,562             417,104              655,213
                                                       -------------       -------------       -------------        -------------
   End of period                                       $   1,521,695       $     108,575       $     587,060        $   1,463,069
                                                       =============       =============       =============        =============

                                                         TEMPLETON
                                                         DEVELOPING        MUTUAL SHARES                               WANGER
                                                          MARKETS           INVESTMENTS        WANGER TWENTY        FOREIGN FORTY
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                       -------------       -------------       -------------        -------------
FROM OPERATIONS
   Net investment income (loss)                        $         282       $         (81)      $        (516)       $      (2,080)
   Net realized gain (loss)                                   (4,209)              8,649               2,218                6,363
   Net unrealized appreciation (depreciation)               (107,497)             32,412               3,659              (47,915)
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) resulting from operations        (111,424)             40,980               5,361              (43,632)
                                                       -------------       -------------       -------------        -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       74,719             164,560              30,877               83,206
   Participant transfers                                      43,486             118,880              66,146              447,655
   Participant withdrawals                                    (1,802)             (9,078)             (3,371)              (8,783)
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                          116,403             274,362              93,652              522,078
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) in net assets                       4,979             315,342              99,013              478,446
NET ASSETS
   Beginning of period                                       256,470             129,272              14,978               15,711
                                                       -------------       -------------       -------------        -------------
   End of period                                       $     261,449       $     444,614       $     113,991        $     494,157
                                                       =============       =============       =============        =============

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000
                                   (CONTINUED)

                                                                                               FEDERATED U.S.       FEDERATED HIGH
                                                       EAFE(R) EQUITY      BANKERS TRUST           GOV'T             INCOME BOND
                                                           INDEX              DOW 30           SECURITIES II          FUND II
                                                        SUBACCOUNT         SUBACCOUNT(1)        SUBACCOUNT           SUBACCOUNT
                                                       -------------       -------------       -------------        -------------
FROM OPERATIONS
   Net investment income (loss)                        $      (2,238)      $         584       $       4,127        $      20,441
   Net realized gain (loss)                                    8,926               2,244                  82                  (19)
   Net unrealized appreciation (depreciation)                (52,220)                243              10,793              (59,639)
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) resulting from operations         (45,532)              3,071              15,002              (39,217)
                                                       -------------       -------------       -------------        -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      106,207               9,927              86,264               62,462
   Participant transfers                                     508,252             164,149             239,181              403,416
   Participant withdrawals                                   (13,841)             (4,349)             (6,248)              (8,047)
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                          600,618             169,727             319,197              457,831
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) in net assets                     555,086             172,798             334,199              418,614
NET ASSETS
   Beginning of period                                        14,565                 -                27,410               13,977
                                                       -------------       -------------       -------------        -------------
   End of period                                       $     569,651       $     172,798       $     361,609        $     432,591
                                                       =============       =============       =============        =============

                                                       FEDERATED U.S.       JANUS EQUITY                           JANUS FLEXIBLE
                                                         GOV'T BOND            INCOME          JANUS GROWTH            INCOME
                                                       SUBACCOUNT (2)        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                       -------------       -------------       -------------       --------------
FROM OPERATIONS
   Net investment income (loss)                        $       5,299       $         478       $      (5,702)       $       2,958
   Net realized gain (loss)                                       21                (137)             (3,376)                  43
   Net unrealized appreciation (depreciation)                 10,609             (21,111)           (268,012)                 474
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) resulting from operations          15,929             (20,770)           (277,090)               3,475
                                                       -------------       -------------       -------------        -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        7,686              58,781             380,995               10,338
   Participant transfers                                     239,387             271,737           1,677,855               60,951
   Participant withdrawals                                    (1,672)            (10,626)            (35,582)              (1,635)
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                          245,401             319,892           2,023,268               69,654
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) in net assets                     261,330             299,122           1,746,178               73,129
NET ASSETS
   Beginning of period                                           -                 6,037               9,572                3,961
                                                       -------------       -------------       -------------        -------------
   End of period                                       $     261,330       $     305,159       $   1,755,750        $      77,090
                                                       =============       =============       =============        =============

                                                                           MORGAN STANLEY
                                                       MORGAN STANLEY        TECHNOLOGY         FIDELITY VIP        FIDELITY VIP
                                                        FOCUS EQUITY          PORTFOLIO          CONTRAFUND            GROWTH
                                                        SUBACCOUNT(3)        SUBACCOUNT         SUBACCOUNT(4)       SUBACCOUNT (5)
                                                       --------------      --------------      -------------        --------------
FROM OPERATIONS
   Net investment income (loss)                        $        (833)      $      (9,124)      $        (123)       $        (414)
   Net realized gain (loss)                                       98             130,008                 (58)                 (89)
   Net unrealized appreciation (depreciation)                (24,048)           (861,646)             (2,214)             (23,569)
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) resulting from operations         (24,783)           (740,762)             (2,395)             (24,072)
                                                       -------------       -------------       -------------        -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        7,291           1,512,825              14,966               97,679
   Participant transfers                                     163,948             737,079              52,824               80,302
   Participant withdrawals                                    (1,799)            (25,458)               (874)                 -
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                          169,440           2,224,446              66,916              177,981
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) in net assets                     144,657           1,483,684              64,521              153,909
NET ASSETS
   Beginning of period                                           -                   759                 -                    -
                                                       -------------       -------------       -------------        -------------
   End of period                                       $     144,657       $   1,484,443       $      64,521        $     153,909
                                                       =============       =============       =============        =============

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000
                                   (CONTINUED)

                                                        FIDELITY VIP      ALGER AMERICAN        ENGEMANN           BANKERS TRUST
                                                           GROWTH            LEVERAGED         SMALL & MID           NASDAQ 100
                                                       OPPORTUNITIES          ALL-CAP           CAP GROWTH            INDEX(R)
                                                       SUBACCOUNT(6)       SUBACCOUNT(5)       SUBACCOUNT(7)        SUBACCOUNT(8)
                                                       -------------       -------------       -------------        -------------
FROM OPERATIONS
   Net investment income (loss)                        $        (193)      $        (411)      $         (50)       $        (149)
   Net realized gain (loss)                                      (34)               (157)                (21)                 -
   Net unrealized appreciation (depreciation)                 (8,064)            (35,104)             (5,342)             (26,565)
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) resulting from operations          (8,291)            (35,672)             (5,413)             (26,714)
                                                       -------------       -------------       -------------        -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        6,417             111,128               5,110                  -
   Participant transfers                                     177,684              85,456              29,210              201,990
   Participant withdrawals                                      (261)                -                  (484)                (186)
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                          183,840             196,584              33,836              201,804
                                                       -------------       -------------       -------------        -------------
   Net increase (decrease) in net assets                     175,549             160,912              28,423              175,090
NET ASSETS
   Beginning of period                                           -                   -                   -                    -
                                                       -------------       -------------       -------------        -------------
   End of period                                       $     175,549       $     160,912       $      28,423        $     175,090
                                                       =============       =============       =============        =============

 Footnotes for Statements of Changes in Net Assets
 For the period ended December 31, 2000

 (1) From inception February 16, 2000 to December 31, 2000
 (2) From inception February 7, 2000 to December 31, 2000
 (3) From inception February 4, 2000 to December 31, 2000
 (4) From inception July 12, 2000 to December 31, 2000
 (5) From inception June 20, 2000 to December 31, 2000
 (6) From inception July 27, 2000 to December 31, 2000
 (7) From inception November 20, 2000 to December 31, 2000
 (8) From inception September 5, 2000 to December 31, 2000

                        See Notes to Financial Statements

                                 ESTATE EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

     The Phoenix Life Variable Universal Life Account (the "Account") is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The
Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 17, 1985. The Account currently consists of 55 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Scudder VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2002, all subaccounts were available for investment.

     Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account and the Guaranteed Interest Account ("GIA").

     The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

-----------------------------------------------------------------------------------------------------------------------------------
SERIES NAME                                             INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                   High total return consistent with reasonable risk.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                        Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                       Long-term growth of capital.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series        Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Dow 30 Series                          Track the total return of the Dow Jones Industrial Average(SM) before fund expenses.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Nasdaq-100 Index(R) Series             Track the total return of the Nasdaq-100 Index(R) before fund expenses.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series     Capital appreciation and income with approximately equal emphasis.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                  Intermediate and long-term growth of capital appreciation, with income as a secondary consideration.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series          Long-term growth of capital.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series        Long-term total return.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                   Long-term capital appreciation. The series has a secondary investment objective to seek current income.
-----------------------------------------------------------------------------------------------------------------------------------
                                                        High total return by investing in a broadly diversified portfolio of equity
Phoenix-J.P. Morgan Research Enhanced Index Series      securities of large and medium capitalization companies within the market sectors found in the S&P 500.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                    Maximum total return consistent with the preservation of capital.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                             Long-term growth of capital in a manner consistent with the preservation of capital.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core Series                     Long-term capital appreciation with dividend income as a secondary consideration.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series            Long-term capital appreciation with dividend income as a secondary consideration.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series       Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                   Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                    Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series               High current income and long-term capital appreciation to produce a high total return.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series              Capital appreciation with income as a secondary consideration.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                Capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series               Long-term growth of capital and future income rather than current income.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                      Long-term growth of capital and secondarily to provide reasonable current income.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                Capital appreciation and reasonable income.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series               Dividend growth, current income and capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series            High total return over an extended period of time consistent with prudent investment risk.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series           Long-term capital growth through investment in equity securities of foreign and U.S. companies.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          Long-term capital appreciation. Current income is a secondary investment objective.
-----------------------------------------------------------------------------------------------------------------------------------

                                 ESTATE EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
SERIES NAME                                             INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Long-term capital appreciation by investing primarily in small
Phoenix-Sanford Bernstein Small-Cap Value Series        capitalization stocks that appear to be undervalued. Current income is a secondary investment objective.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                    Capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                   Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series   Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Focus Equity Series                  Capital appreciation by investing primarily in equity securities.
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      Growth of capital.
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                            Long-term growth of capital with income as a secondary objective.
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II        Current income.
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                      High current income.
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                             Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                      Capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                    Capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                           Capital appreciation with income as a secondary objective.
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund            Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                       Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                  High total return.
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                        Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Replicate, as closely as possible, before expenses, the performance of
Scudder VIT EAFE(R) Equity Index Fund                   the EAFE(R) Index which measures international stock market performance.
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Replicate, as closely as possible, before expenses, the performance of
Scudder VIT Equity 500 Index Fund                       the Standard & Poor's 500 Index which emphasizes stocks of large U.S.
                                                        companies.
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Long-term capital appreciation by investing primarily in equity securities
Technology Portfolio                                    of companies that the Adviser expects will benefit from their involvement in technology-related industries.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                    Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                          Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                           Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                           Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

     A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective series.

     B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

     C. INCOME TAXES: The Account is not a separate entity from Phoenix and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

     D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

     E. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles adopted or in effect in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2002, there were no contracts in the payout (annuitization) period.

                                 ESTATE EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS

     Purchases and sales of shares of the Funds for the periods ended December 31, 2002 and 2001 aggregated the following:

SUBACCOUNT                                                                     PURCHASES              SALES
----------                                                                     ---------              -----
The Phoenix Edge Series Fund
   Phoenix-Aberdeen International Series                                     $    5,687,963       $   5,355,448
   Phoenix-Aberdeen New Asia Series                                               3,319,430           3,267,368
   Phoenix-AIM Mid-Cap Equity Series                                                388,866              94,265
   Phoenix-Alliance/Bernstein Growth + Value Series                                 276,080             109,307
   Phoenix-Deutsche Dow 30 Series                                                   721,567             203,724
   Phoenix-Deutsche Nasdaq-100 Index(R) Series                                      179,887              36,698
   Phoenix-Duff & Phelps Real Estate Securities Series                            1,644,151             613,755
   Phoenix-Engemann Capital Growth Series                                         6,803,333           3,422,648
   Phoenix-Engemann Small & Mid-Cap Growth Series                                   323,731             134,035
   Phoenix-Goodwin Money Market Series                                           41,755,280          34,259,399
   Phoenix-Goodwin Multi-Sector Fixed Income Series                               2,451,012             560,909
   Phoenix-Hollister Value Equity Series                                          2,418,131             995,725
   Phoenix-J.P. Morgan Research Enhanced Index Series                             2,466,185           1,406,792
   Phoenix-Janus Flexible Income Series                                           3,214,396             638,899
   Phoenix-Janus Growth Series                                                    2,911,728             778,698
   Phoenix-Kayne Large-Cap Core Series                                                7,916                  71
   Phoenix-Kayne Small-Cap Quality Value Series                                      12,261                  51
   Phoenix-Lazard International Equity Select Series                                 81,554                 221
   Phoenix-Lazard Small-Cap Value Series                                              4,909                  11
   Phoenix-Lord Abbett Bond-Debenture Series                                         12,056                  13
   Phoenix-Lord Abbett Large-Cap Value Series                                       186,306                 517
   Phoenix-Lord Abbett Mid-Cap Value Series                                          78,035                 292
   Phoenix-MFS Investors Growth Stock Series                                        263,593               3,156
   Phoenix-MFS Investors Trust Series                                               300,082              62,453
   Phoenix-MFS Value Series                                                       1,606,141             247,223
   Phoenix-Oakhurst Growth and Income Series                                      1,483,232             417,632
   Phoenix-Oakhurst Strategic Allocation Series                                   7,914,940           1,149,894
   Phoenix-Sanford Bernstein Global Value Series                                    250,529              88,710
   Phoenix-Sanford Bernstein Mid-Cap Value Series                                 3,035,560           1,096,647
   Phoenix-Sanford Bernstein Small-Cap Value Series                               4,705,983           3,583,491
   Phoenix-Seneca Mid-Cap Growth Series                                           2,058,335             654,719
   Phoenix-Seneca Strategic Theme Series                                          1,037,210             761,755
   Phoenix-State Street Research Small-Cap Growth Series                             71,449                 232
   Phoenix-Van Kampen Focus Equity Series                                           783,383             171,796

                                 ESTATE EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                     PURCHASES              SALES
----------                                                                     ---------              -----
AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund                                        $      331,356       $      36,204
   AIM V.I. Premier Equity Fund                                                     574,066             173,489

The Alger American Fund
   Alger American Leveraged AllCap Portfolio                                        728,216             119,510

Federated Insurance Series
   Federated Fund for U.S. Government Securities II                               4,557,744             822,755
   Federated High Income Bond Fund II                                             1,423,893           1,063,819

Fidelity(R) Variable Insurance Products
   VIP Contrafund(R) Portfolio                                                      951,918             260,666
   VIP Growth Opportunities Portfolio                                               120,280              13,474
   VIP Growth Portfolio                                                           1,656,371             121,053

Franklin Templeton Variable Insurance Products Trust -- Class 2
   Mutual Shares Securities Fund                                                  1,300,477             367,286
   Templeton Developing Markets Securities Fund                                      68,130              56,196
   Templeton Foreign Securities Fund                                              3,878,702           2,648,951
   Templeton Global Asset Allocation Fund                                            42,810              12,784
   Templeton Growth Securities Fund                                               1,491,733             173,823

Scudder VIT Funds
   Scudder VIT EAFE(R) Equity Index Fund                                            559,326             363,655
   Scudder VIT Equity 500 Index Fund                                              1,072,287              67,751

The Universal Institutional Funds, Inc.
   Technology Portfolio                                                           1,179,804             910,650

Wanger Advisors Trust
   Wanger Foreign Forty                                                           4,190,429           4,018,823
   Wanger International Small Cap                                                 4,036,087           3,449,024
   Wanger Twenty                                                                    211,174              38,340
   Wanger U.S. Smaller Companies                                                  4,216,263           2,586,260

                                 ESTATE EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES

        A summary of Financial Highlights of the Account for the periods ended December 31, 2002 and 2001 follows:

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                                              ---------------------------------
                                                                                   2002               2001
                                                                              --------------      -------------
THE PHOENIX EDGE SERIES FUND
   PHOENIX-ABERDEEN INTERNATIONAL SERIES
   Units                                                                          2,685,618           2,460,753
   Unit Value, end of period                                                     $ 1.570552          $ 1.858378
   Net assets, end of period (thousands)                                         $    4,218          $    4,573
   Mortality and Expense fees as a % of average net assets                             0.80%               0.80%
   Net investment income as a % of average net assets                                  0.32%              (0.80%)
   Total return                                                                      (15.49%)            (24.65%)

   PHOENIX-ABERDEEN NEW ASIA SERIES
   Units                                                                            388,240             333,259
   Unit Value, end of period                                                     $ 0.834839          $ 0.794792
   Net assets, end of period (thousands)                                         $      324          $      265
   Mortality and Expense fees as a % of average net assets                             0.80%               0.80%
   Net investment income as a % of average net assets                                  2.24%               1.63%
   Total return                                                                        5.04%               0.21%

   PHOENIX-AIM MID-CAP EQUITY SERIES(8)
   Units                                                                            285,804                   -
   Unit Value, end of period                                                     $ 0.940570                   -
   Net assets, end of period (thousands)                                         $      269                   -
   Mortality and Expense fees as a % of average net assets                             0.80%(16)              -
   Net investment income as a % of average net assets                                 (0.79%)(16)             -
   Total return                                                                      (10.11%)                 -

   PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES(8)
   Units                                                                            165,559                   -
   Unit Value, end of period                                                     $ 0.794502                   -
   Net assets, end of period (thousands)                                         $      132                   -
   Mortality and Expense fees as a % of average net assets                             0.80%(16)              -
   Net investment income as a % of average net assets                                 (0.19%)(16)             -
   Total return                                                                      (23.48%)                 -

   PHOENIX-DEUTSCHE DOW 30 SERIES
   Units                                                                          1,362,211             799,685
   Unit Value, end of period                                                     $ 0.797556          $ 0.951463
   Net assets, end of period (thousands)                                         $    1,086          $      761
   Mortality and Expense fees as a % of average net assets                             0.80%               0.80%
   Net investment income as a % of average net assets                                  0.68%               0.47%
   Total return                                                                      (16.18%)             (6.74%)

                                 ESTATE EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                           PERIOD ENDED
                                                                                           DECEMBER 31,
                                                                                 ---------------------------------
                                                                                      2002               2001
                                                                                 --------------      -------------
   PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES
   Units                                                                                911,998             586,462
   Unit Value, end of period                                                        $  0.328810         $  0.531117
   Net assets, end of period (thousands)                                            $       300         $       311
   Mortality and Expense fees as a % of average net assets                                 0.80%                .80%
   Net investment income as a % of average net assets                                     (0.77%)             (0.80%)
   Total return                                                                          (38.08%)            (33.60%)

   PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
   Units                                                                              1,102,269             598,108
   Unit Value, end of period                                                        $  1.959636         $  1.762490
   Net assets, end of period (thousands)                                            $     2,160         $     1,054
   Mortality and Expense fees as a % of average net assets                                 0.80%               0.80%
   Net investment income as a % of average net assets                                      3.29%               3.49%
   Total return                                                                           11.19%               5.76%

   PHOENIX-ENGEMANN CAPITAL GROWTH SERIES
   Units                                                                              5,673,506           4,640,712
   Unit Value, end of period                                                        $  2.752063         $  3.689693
   Net assets, end of period (thousands)                                            $    15,614         $    17,123
   Mortality and Expense fees as a % of average net assets                                 0.80%               0.80%
   Net investment income as a % of average net assets                                     (0.78%)             (0.74%)
   Total return                                                                          (25.41%)            (35.11%)

   PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES
   Units                                                                              1,179,463             725,224
   Unit Value, end of period                                                        $  0.374665         $  0.530504
   Net assets, end of period (thousands)                                            $       442         $       385
   Mortality and Expense fees as a % of average net assets                                 0.80%               0.80%
   Net investment income as a % of average net assets                                     (0.78%)             (0.74%)
   Total return                                                                          (29.38%)            (27.31%)

   PHOENIX-GOODWIN MONEY MARKET SERIES
   Units                                                                             18,607,236          14,281,002
   Unit Value, end of period                                                        $  1.696984         $  1.686717
   Net assets, end of period (thousands)                                            $    31,576         $    24,008
   Mortality and Expense fees as a % of average net assets                                 0.80%               0.80%
   Net investment income as a % of average net assets                                      0.59%               2.75%
   Total return                                                                            0.61%               2.99%

                                 ESTATE EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                           PERIOD ENDED
                                                                                           DECEMBER 31,
                                                                                 ---------------------------------
                                                                                      2002               2001
                                                                                 --------------      -------------
   PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
   Units                                                                              3,104,557           2,569,280
   Unit Value, end of period                                                        $  2.776551         $  2.544533
   Net assets, end of period (thousands)                                            $     8,620         $     6,538
   Mortality and Expense fees as a % of average net assets                                 0.80%               0.80%
   Net investment income as a % of average net assets                                      6.44%               8.35%
   Total return                                                                            9.12%               5.24%

   PHOENIX-HOLLISTER VALUE EQUITY SERIES
   Units                                                                              6,371,754           5,257,047
   Unit Value, end of period                                                        $  1.085062         $  1.401124
   Net assets, end of period (thousands)                                            $     6,914         $     7,366
   Mortality and Expense fees as a % of average net assets                                 0.80%               0.80%
   Net investment income as a % of average net assets                                      0.16%               0.22%
   Total return                                                                          (22.56%)            (18.62%)

   PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES
   Units                                                                             10,134,496           9,188,345
   Unit Value, end of period                                                        $  0.953942         $  1.260084
   Net assets, end of period (thousands)                                            $     9,668         $    11,578
   Mortality and Expense fees as a % of average net assets                                 0.80%               0.80%
   Net investment income as a % of average net assets                                      0.14%              (0.07%)
   Total return                                                                           (24.3%)            (12.34%)

   PHOENIX-JANUS FLEXIBLE INCOME SERIES
   Units                                                                              2,622,044             523,721
   Unit Value, end of period                                                        $  1.234008         $  1.124570
   Net assets, end of period (thousands)                                            $     3,236         $       589
   Mortality and Expense fees as a % of average net assets                                 0.80%               0.80%
   Net investment income as a % of average net assets                                      5.11%               5.03%
   Total return                                                                            9.73%               6.38%

   PHOENIX-JANUS GROWTH SERIES
   Units                                                                              6,917,685           3,454,536
   Unit Value, end of period                                                        $  0.471550         $  0.668005
   Net assets, end of period (thousands)                                            $     3,262         $     2,308
   Mortality and Expense fees as a % of average net assets                                 0.80%               .080%
   Net investment income as a % of average net assets                                     (0.78%)             (0.80%)
   Total return                                                                          (29.41%)            (24.46%)

                                 ESTATE EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                           PERIOD ENDED
                                                                                           DECEMBER 31,
                                                                                 ---------------------------------
                                                                                      2002               2001
                                                                                 --------------      -------------
   PHOENIX-KAYNE LARGE-CAP CORE SERIES(10)
   Units                                                                                  8,179                -
   Unit Value, end of period                                                        $  0.962489                -
   Net assets, end of period (thousands)                                            $         8                -
   Mortality and Expense fees as a % of average net assets                                 0.80%(16)           -
   Net investment income as a % of average net assets                                      0.20%(16)           -
   Total return                                                                            1.55%               -

   PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(12)
   Units                                                                                 12,097                -
   Unit Value, end of period                                                        $  1.006924                -
   Net assets, end of period (thousands)                                            $        12                -
   Mortality and Expense fees as a % of average net assets                                 0.80%(16)           -
   Net investment income as a % of average net assets                                      6.63%(16)           -
   Total return                                                                            7.18%               -

   PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(14)
   Units                                                                                 84,844                -
   Unit Value, end of period                                                        $  0.954805                -
   Net assets, end of period (thousands)                                            $        81                -
   Mortality and Expense fees as a % of average net assets                                 0.80%(16)           -
   Net investment income as a % of average net assets                                     (0.81%)(16)          -
   Total return                                                                            0.55%               -

   PHOENIX-LAZARD SMALL-CAP VALUE SERIES(15)
   Units                                                                                  4,880                -
   Unit Value, end of period                                                        $  0.975786                -
   Net assets, end of period (thousands)                                            $         5                -
   Mortality and Expense fees as a % of average net assets                                 0.80%(16)           -
   Net investment income as a % of average net assets                                         -                -
   Total return                                                                           (2.72%)              -

   PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(13)
   Units                                                                                 11,334                -
   Unit Value, end of period                                                        $  1.060350                -
   Net assets, end of period (thousands)                                            $        12                -
   Mortality and Expense fees as a % of average net assets                                 0.80%(16)           -
   Net investment income as a % of average net assets                                     23.85%(16)           -
   Total return                                                                           6.98%                -

                                 ESTATE EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                           PERIOD ENDED
                                                                                           DECEMBER 31,
                                                                                 ---------------------------------
                                                                                      2002               2001
                                                                                 --------------      -------------
   PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(11)
   Units                                                                               190,737                   -
   Unit Value, end of period                                                       $  0.989338                   -
   Net assets, end of period (thousands)                                           $       189                   -
   Mortality and Expense fees as a % of average net assets                                0.80%(16)              -
   Net investment income as a % of average net assets                                     0.36%(16)              -
   Total return                                                                           6.90%                  -

   PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(11)
   Units                                                                                79,721                   -
   Unit Value, end of period                                                       $  0.997297                   -
   Net assets, end of period (thousands)                                           $        80                   -
   Mortality and Expense fees as a % of average net assets                                0.80%(16)              -
   Net investment income as a % of average net assets                                     0.94%(16)              -
   Total return                                                                           4.96%                  -

   PHOENIX-MFS INVESTORS GROWTH STOCK SERIES(9)
   Units                                                                               286,622                   -
   Unit Value, end of period                                                       $  0.765559                   -
   Net assets, end of period (thousands)                                           $       219                   -
   Mortality and Expense fees as a % of average net assets                                0.80%(16)              -
   Net investment income as a % of average net assets                                    (0.78%)(16)             -
   Total return                                                                         (25.49%)                 -

   PHOENIX-MFS INVESTORS TRUST SERIES(7)
   Units                                                                               262,079                   -
   Unit Value, end of period                                                       $  0.817963                   -
   Net assets, end of period (thousands)                                           $       214                   -
   Mortality and Expense fees as a % of average net assets                                0.80%(16)              -
   Net investment income as a % of average net assets                                     0.00%(16)(17)          -
   Total return                                                                         (21.34%)                 -

   PHOENIX-MFS VALUE SERIES(6)
   Units                                                                             1,390,117              12,206
   Unit Value, end of period                                                       $  0.902374          $ 1.055814
   Net assets, end of period (thousands)                                           $     1,254          $       13
   Mortality and Expense fees as a % of average net assets                                0.80%               0.80%(16)
   Net investment income as a % of average net assets                                     1.08%               1.60%(16)
   Total return                                                                         (14.53%)              2.05%

                                 ESTATE EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                           PERIOD ENDED
                                                                                           DECEMBER 31,
                                                                                 ---------------------------------
                                                                                      2002               2001
                                                                                 --------------      -------------
   PHOENIX-OAKHURST GROWTH AND INCOME SERIES
   Units                                                                             7,103,928           5,991,771
   Unit Value, end of period                                                       $  0.860217         $  1.119103
   Net assets, end of period (thousands)                                           $     6,111         $     6,705
   Mortality and Expense fees as a % of average net assets                                0.80%               0.80%
   Net investment income as a % of average net assets                                     0.06%              (0.18%)
   Total return                                                                         (23.13%)             (8.91%)

   PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES
   Units                                                                             2,953,570           1,113,366
   Unit Value, end of period                                                       $  3.255461         $  3.711403
   Net assets, end of period (thousands)                                           $     9,615         $     4,132
   Mortality and Expense fees as a % of average net assets                                0.80%               0.80%
   Net investment income as a % of average net assets                                     2.10%               1.81%
   Total return                                                                         (12.28%)              1.05%

   PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES(2)
   Units                                                                               364,208             169,290
   Unit Value, end of period                                                       $  0.780749         $  0.920189
   Net assets, end of period (thousands)                                           $       284         $       156
   Mortality and Expense fees as a % of average net assets                                0.80%               0.80%(16)
   Net investment income as a % of average net assets                                     0.60%               0.67%(16)
   Total return                                                                         (15.15%)             (7.98%)

   PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
   Units                                                                             4,715,917           3,245,749
   Unit Value, end of period                                                       $  0.967255         $  1.066210
   Net assets, end of period (thousands)                                           $     4,561         $     3,461
   Mortality and Expense fees as a % of average net assets                                0.80%               0.80%
   Net investment income as a % of average net assets                                     0.17%               0.82%
   Total return                                                                          (9.28%)             22.00%

   PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(1)
   Units                                                                             1,231,314             360,540
   Unit Value, end of period                                                       $  1.043389         $  1.149967
   Net assets, end of period (thousands)                                           $     1,285         $       415
   Mortality and Expense fees as a % of average net assets                                0.80%               0.80%(16)
   Net investment income as a % of average net assets                                    (0.26%)              0.64%(16)
   Total return                                                                          (9.27%)             15.00%

                                 ESTATE EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                                              ---------------------------------
                                                                                   2002               2001
                                                                              --------------      -------------
   PHOENIX-SENECA MID-CAP GROWTH SERIES
   Units                                                                          4,517,587           3,355,335
   Unit Value, end of period                                                    $  0.936910         $  1.399206
   Net assets, end of period (thousands)                                        $     4,233         $     4,695
   Mortality and Expense fees as a % of average net assets                             0.80%               0.80%
   Net investment income as a % of average net assets                                 (0.78%)             (0.80%)
   Total return                                                                      (33.04%)            (25.89%)

   PHOENIX-SENECA STRATEGIC THEME SERIES
   Units                                                                          3,047,941           2,830,043
   Unit Value, end of period                                                    $  1.046694         $  1.622804
   Net assets, end of period (thousands)                                        $     3,190         $     4,593
   Mortality and Expense fees as a % of average net assets                             0.80%               0.80%
   Net investment income as a % of average net assets                                 (0.78%)             (0.80%)
   Total return                                                                      (35.50%)            (27.94%)

   PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES(11)
   Units                                                                             70,030                   -
   Unit Value, end of period                                                    $  1.005350                   -
   Net assets, end of period (thousands)                                        $        70                   -
   Mortality and Expense fees as a % of average net assets                             0.80%(16)              -
   Net investment income as a % of average net assets                                 (0.80%)(16)             -
   Total return                                                                        1.95%                  -

   PHOENIX-VAN KAMPEN FOCUS EQUITY SERIES
   Units                                                                          1,541,363             446,801
   Unit Value, end of period                                                    $  0.496678         $  0.709434
   Net assets, end of period (thousands)                                        $       766         $       317
   Mortality and Expense fees as a % of average net assets                             0.80%               0.80%
   Net investment income as a % of average net assets                                 (0.79%)             (0.80%)
   Total return                                                                      (29.99%)             (15.77%)

AIM VARIABLE INSURANCE FUNDS
   AIM V.I. CAPITAL APPRECIATION FUND(3)
   Units                                                                            494,444              73,759
   Unit Value, end of period                                                    $  0.649933         $  0.866135
   Net assets, end of period (thousands)                                        $       321         $        64
   Mortality and Expense fees as a % of average net assets                             0.80%               0.80%(16)
   Net investment income as a % of average net assets                                 (0.79%)             (0.81%)(16)
   Total return                                                                      (24.96%)            (13.39%)

                                 ESTATE EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                                              ---------------------------------
                                                                                   2002               2001
                                                                              --------------      -------------
   AIM V.I. PREMIER EQUITY FUND(4)
   Units                                                                            661,274             144,969
   Unit Value, end of period                                                    $  0.650118         $  0.939709
   Net assets, end of period (thousands)                                        $       430         $       136
   Mortality and Expense fees as a % of average net assets                             0.80%               0.80%(16)
   Net investment income as a % of average net assets                                 (0.25%)             (0.24%)(16)
   Total return                                                                      (30.82%)             (6.03%)

THE ALGER AMERICAN FUND
   ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
   Units                                                                          2,287,518           1,103,864
   Unit Value, end of period                                                    $  0.406157         $  0.619521
   Net assets, end of period (thousands)                                        $       929         $       684
   Mortality and Expense fees as a % of average net assets                             0.80%               0.80%
   Net investment income as a % of average net assets                                 (0.77%)             (0.78%)
   Total return                                                                      (34.44%)            (16.61%)

FEDERATED INSURANCE SERIES
   FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
   Units                                                                          4,198,608           1,196,445
   Unit Value, end of period                                                    $  1.266996         $  1.171253
   Net assets, end of period (thousands)                                        $     5,320         $     1,401
   Mortality and Expense fees as a % of average net assets                             0.80%               0.80%
   Net investment income as a % of average net assets                                  1.83%               2.65%
   Total return                                                                        8.17%               6.17%

   FEDERATED HIGH INCOME BOND FUND II
   Units                                                                            970,442             636,398
   Unit Value, end of period                                                    $  0.912772         $  0.907544
   Net assets, end of period (thousands)                                        $       886         $       578
   Mortality and Expense fees as a % of average net assets                             0.80%               0.80%
   Net investment income as a % of average net assets                                  7.87%               8.26%
   Total return                                                                        0.58%               0.57%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
   VIP CONTRAFUND(R) PORTFOLIO
   Units                                                                          1,456,013             557,097
   Unit Value, end of period                                                    $  0.720074         $  0.801421
   Net assets, end of period (thousands)                                        $     1,048         $       446
   Mortality and Expense fees as a % of average net assets                             0.80%                .80%
   Net investment income as a % of average net assets                                 (0.34%)             (0.58%)
   Total return                                                                      (10.15%)            (13.06%)

                                 ESTATE EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                                              ---------------------------------
                                                                                   2002               2001
                                                                              --------------      -------------
   VIP GROWTH OPPORTUNITIES PORTFOLIO
   Units                                                                            464,350             287,524
   Unit Value, end of period                                                    $  0.561539         $  0.724955
   Net assets, end of period (thousands)                                        $       261         $       208
   Mortality and Expense fees as a % of average net assets                             0.80%               0.80%
   Net investment income as a % of average net assets                                 (0.03%)             (0.58%)
   Total return                                                                      (22.54%)            (18.39%)

   VIP GROWTH PORTFOLIO
   Units                                                                          4,687,289           2,015,892
   Unit Value, end of period                                                    $  0.471992         $  0.681648
   Net assets, end of period (thousands)                                        $     2,212         $     1,374
   Mortality and Expense fees as a % of average net assets                             0.80%               0.80%
   Net investment income as a % of average net assets                                 (0.68%)             (0.80%)
   Total return                                                                      (30.76%)            (18.39%)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
   MUTUAL SHARES SECURITIES FUND
   Units                                                                          1,603,078             891,987
   Unit Value, end of period                                                    $  1.133499         $  1.295681
   Net assets, end of period (thousands)                                        $     1,817         $     1,156
   Mortality and Expense fees as a % of average net assets                             0.80%               0.80%
   Net investment income as a % of average net assets                                  0.12%               1.03%
   Total return                                                                      (12.52%)              6.19%

   TEMPLETON DEVELOPING MARKETS SECURITIES FUND
   Units                                                                            385,906             377,899
   Unit Value, end of period                                                    $  0.981871         $  0.991250
   Net assets, end of period (thousands)                                        $       379         $       375
   Mortality and Expense fees as a % of average net assets                             0.80%               0.80%
   Net investment income as a % of average net assets                                  0.60%              (0.14%)
   Total return                                                                       (0.95%)             (8.82%)

   TEMPLETON FOREIGN SECURITIES FUND
   Units                                                                          3,297,658           1,889,438
   Unit Value, end of period                                                    $  0.772628         $  0.956388
   Net assets, end of period (thousands)                                        $     2,548         $     1,807
   Mortality and Expense fees as a % of average net assets                             0.80%               0.80%
   Net investment income as a % of average net assets                                  0.82%               1.98%
   Total return                                                                      (19.21%)            (16.67%)

                                 ESTATE EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                                              ---------------------------------
                                                                                   2002               2001
                                                                              --------------      -------------
   TEMPLETON GLOBAL ASSET ALLOCATION FUND
   Units                                                                            367,666             343,027
   Unit Value, end of period                                                    $  1.052415         $  1.109592
   Net assets, end of period (thousands)                                        $       387         $       381
   Mortality and Expense fees as a % of average net assets                             0.80%               0.80%
   Net investment income as a % of average net assets                                  0.94%               0.42%
   Total return                                                                       (5.15%)            (10.67%)

   TEMPLETON GROWTH SECURITIES FUND
   Units                                                                          1,959,317             998,298
   Unit Value, end of period                                                    $  1.093417         $  1.352266
   Net assets, end of period (thousands)                                        $     2,142         $     1,350
   Mortality and Expense fees as a % of average net assets                             0.80%               0.80%
   Net investment income as a % of average net assets                                  1.54%              15.92%
   Total return                                                                      (19.14%)             (2.10%)

SCUDDER VIT FUNDS
   SCUDDER VIT EAFE(R) EQUITY INDEX FUND
   Units                                                                          1,111,076             819,750
   Unit Value, end of period                                                    $  0.563080         $  0.723980
   Net assets, end of period (thousands)                                        $       626         $       593
   Mortality and Expense fees as a % of average net assets                             0.80%               0.80%
   Net investment income as a % of average net assets                                  0.81%              (0.80%)
   Total return                                                                      (22.22%)            (25.30%)

   SCUDDER VIT EQUITY 500 INDEX FUND(5)
   Units                                                                          1,156,156              24,095
   Unit Value, end of period                                                    $  0.820470         $  1.054972
   Net assets, end of period (thousands)                                        $       949         $        25
   Mortality and Expense fees as a % of average net assets                             0.80%               0.80%(16)
   Net investment income as a % of average net assets                                  2.76%              (0.86%)(16)
   Total return                                                                      (22.94%)             (1.07%)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   TECHNOLOGY PORTFOLIO
   Units                                                                          3,426,802           2,842,475
   Unit Value, end of period                                                    $  0.195457         $  0.386106
   Net assets, end of period (thousands)                                        $       670         $     1,097
   Mortality and Expense fees as a % of average net assets                             0.80%               0.80%
   Net investment income as a % of average net assets                                 (0.77%)             (0.80%)
   Total return                                                                      (49.38%)            (49.27%)

                                 ESTATE EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                                              ---------------------------------
                                                                                   2002               2001
                                                                              --------------      -------------
WANGER ADVISORS TRUST
   WANGER FOREIGN FORTY
   Units                                                                            772,732             584,851
   Unit Value, end of period                                                    $  0.968247         $  1.152268
   Net assets, end of period (thousands)                                        $       748         $       674
   Mortality and Expense fees as a % of average net assets                             0.80%               0.80%
   Net investment income as a % of average net assets                                 (0.80%)             (0.57%)
   Total return                                                                      (15.97%)            (27.21%)

   WANGER INTERNATIONAL SMALL CAP
   Units                                                                          1,762,092           1,305,477
   Unit Value, end of period                                                    $  1.243495         $  1.454746
   Net assets, end of period (thousands)                                        $     2,191         $     1,899
   Mortality and Expense fees as a % of average net assets                             0.80%               0.80%
   Net investment income as a % of average net assets                                 (0.80%)             (0.80%)
   Total return                                                                      (14.52%)            (21.79%)

   WANGER TWENTY
   Units                                                                            402,592             260,131
   Unit Value, end of period                                                    $  1.183016         $  1.290891
   Net assets, end of period (thousands)                                        $       476         $       336
   Mortality and Expense fees as a % of average net assets                             0.80%               0.80%
   Net investment income as a % of average net assets                                 (0.79%)             (0.81%)
   Total return                                                                       (8.36%)              8.22%

   WANGER U.S. SMALLER COMPANIES
   Units                                                                          5,292,455           4,276,912
   Unit Value, end of period                                                    $  1.480628         $  1.794163
   Net assets, end of period (thousands)                                        $     7,836         $     7,673
   Mortality and Expense fees as a % of average net assets                             0.80%              0.080%
   Net investment income as a % of average net assets                                 (0.79%)             (0.74%)
   Total return                                                                      (17.48%)             10.49%

(1)   From inception January 16, 2001 to December 31, 2001.
(2)   From inception January 26, 2001 to December 31, 2001.
(3)   From inception May 17, 2001 to December 31, 2001.
(4)   From inception June 18, 2001 to December 31, 2001.
(5)   From inception November 28, 2001 to December 31, 2001.
(6)   From inception November 30, 2001 to December 31, 2001.
(7)   From inception January  10, 2002 to December 31, 2002.
(8)   From inception January 14, 2002 to December 31, 2002.
(9)   From inception January 31, 2002 to December 31, 2002.
(10)  From inception September 18, 2002 to December 31, 2002.
(11)  From inception September 23, 2002 to December 31, 2002.
(12)  From inception September 27, 2002 to December 31, 2002.
(13)  From inception October 8, 2002 to December 31, 2002.
(14)  From inception October 15, 2002 to December 31, 2002.
(15)  From inception November 20, 2002 to December 31, 2002.
(16)  Annualized.
(17)  Amount is less than 0.00%

                                 ESTATE EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                               SUBACCOUNT
                                              -------------------------------------------------------------------------------
                                                                                                                PHOENIX-
                                                 PHOENIX-                                                      ALLIANCE/
                                                 ABERDEEN            PHOENIX-            PHOENIX-AIM           BERNSTEIN
                                               INTERNATIONAL       ABERDEEN NEW         MID-CAP EQUITY       GROWTH + VALUE
                                                  SERIES            ASIA SERIES             SERIES               SERIES
                                              ---------------     ---------------      ----------------      ----------------
Units outstanding, beginning of period              2,460,753             333,259                     -                     -
Participant deposits                                  547,389              59,685                18,681                31,624
Participant transfers                                (163,339)            110,662               269,020               138,197
Participant withdrawals                              (159,185)           (115,366)               (1,897)               (4,262)
                                              -------------------------------------------------------------------------------
Units outstanding, end of period                    2,685,618             388,240               285,804               165,559
                                              ===============================================================================

                                                                     PHOENIX-          PHOENIX-DUFF &            PHOENIX-
                                                  PHOENIX-           DEUTSCHE            PHELPS REAL             ENGEMANN
                                                DEUTSCHE DOW        NASDAQ-100        ESTATE SECURITIES       CAPITAL GROWTH
                                                 30 SERIES        INDEX(R) SERIES           SERIES                SERIES
                                              ---------------     ---------------      ----------------      ----------------
Units outstanding, beginning of period                799,685             586,462               598,108             4,640,712
Participant deposits                                  366,716             171,843               198,604             1,370,848
Participant transfers                                 247,232             176,278               327,677                11,099
Participant withdrawals                               (51,422)            (22,585)              (22,120)             (349,153)
                                              -------------------------------------------------------------------------------
Units outstanding, end of period                    1,362,211             911,998             1,102,269             5,673,506
                                              ===============================================================================

                                                  PHOENIX-                                 PHOENIX-
                                               ENGEMANN SMALL         PHOENIX-          GOODWIN MULTI-      PHOENIX-HOLLISTER
                                                  & MID-CAP        GOODWIN MONEY         SECTOR FIXED          VALUE EQUITY
                                                GROWTH SERIES      MARKET SERIES        INCOME SERIES             SERIES
                                              ---------------     ---------------      ----------------      ----------------
Units outstanding, beginning of period                725,224          14,281,002             2,569,280             5,257,047
Participant deposits                                  245,591          13,645,156               282,502             1,193,950
Participant transfers                                 210,078          (8,230,816)              316,031               200,152
Participant withdrawals                                (1,430)         (1,088,106)              (63,256)             (279,395)
                                              -------------------------------------------------------------------------------
Units outstanding, end of period                    1,179,463          18,607,236             3,104,557             6,371,754
                                              ===============================================================================

                                                PHOENIX-J.P.
                                                   MORGAN
                                                  RESEARCH         PHOENIX-JANUS                              PHOENIX-KAYNE
                                               ENHANCED INDEX     FLEXIBLE INCOME       PHOENIX-JANUS         LARGE-CAP CORE
                                                   SERIES             SERIES            GROWTH SERIES             SERIES
                                              ---------------     ---------------      ----------------      ----------------
Units outstanding, beginning of period              9,188,345             523,721             3,454,536                     -
Participant deposits                                1,789,476             195,657             1,674,798                 3,692
Participant transfers                                (384,952)          1,941,564             2,016,511                 4,564
Participant withdrawals                              (458,373)            (38,898)             (228,160)                  (77)
                                              -------------------------------------------------------------------------------
Units outstanding, end of period                   10,134,496           2,622,044             6,917,685                 8,179
                                              ===============================================================================

                                 ESTATE EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                 SUBACCOUNT
                                              ---------------------------------------------------------------------------------
                                                PHOENIX-KAYNE       PHOENIX-LAZARD
                                                  SMALL-CAP          INTERNATIONAL        PHOENIX-LAZARD        PHOENIX-LORD
                                                QUALITY VALUE        EQUITY SELECT       SMALL-CAP VALUE        ABBETT BOND-
                                                   SERIES               SERIES               SERIES           DEBENTURE SERIES
                                              -----------------   ------------------   -------------------   ------------------
Units outstanding, beginning of period                        -                    -                     -                    -
Participant deposits                                        384                4,288                 4,890                2,762
Participant transfers                                    11,759               80,814                     -                8,583
Participant withdrawals                                     (46)                (258)                  (10)                 (11)
                                              ---------------------------------------------------------------------------------
Units outstanding, end of period                         12,097               84,844                 4,880               11,334
                                              =================================================================================

                                                 PHOENIX-LORD         PHOENIX-LORD          PHOENIX-MFS           PHOENIX-MFS
                                               ABBETT LARGE-CAP      ABBETT MID-CAP       INVESTORS GROWTH      INVESTORS TRUST
                                                 VALUE SERIES         VALUE SERIES          STOCK SERIES            SERIES
                                              -----------------   ------------------   -------------------   ------------------
Units outstanding, beginning of period                        -                    -                     -                    -
Participant deposits                                      6,053                6,708                40,115                7,670
Participant transfers                                   185,122               73,246               249,134              255,379
Participant withdrawals                                    (438)                (233)               (2,627)                (970)
                                              ---------------------------------------------------------------------------------
Units outstanding, end of period                        190,737               79,721               286,622              262,079
                                              =================================================================================

                                                                        PHOENIX-              PHOENIX-
                                                                     OAKHURST GROWTH          OAKHURST          PHOENIX-SANFORD
                                                  PHOENIX-MFS          AND INCOME            STRATEGIC         BERNSTEIN GLOBAL
                                                 VALUE SERIES            SERIES          ALLOCATION SERIES       VALUE SERIES
                                              -----------------   ------------------   -------------------   ------------------
Units outstanding, beginning of period                   12,206            5,991,771             1,113,366              169,290
Participant deposits                                    375,890            1,099,013               371,915              106,213
Participant transfers                                 1,017,129              201,721             1,562,383               97,951
Participant withdrawals                                 (15,108)            (188,577)              (94,094)              (9,246)
                                              ---------------------------------------------------------------------------------
Units outstanding, end of period                      1,390,117            7,103,928             2,953,570              364,208
                                              =================================================================================

                                               PHOENIX-SANFORD     PHOENIX-SANFORD       PHOENIX-SENECA       PHOENIX-SENECA
                                                BERNSTEIN MID-     BERNSTEIN SMALL-      MID-CAP GROWTH       STRATEGIC THEME
                                               CAP VALUE SERIES    CAP VALUE SERIES          SERIES               SERIES
                                              -----------------   ------------------   -------------------   ------------------
Units outstanding, beginning of period                3,245,749              360,540             3,355,335            2,830,043
Participant deposits                                    704,496              220,678               987,301              741,409
Participant transfers                                   977,508              679,949               238,398             (412,017)
Participant withdrawals                                (211,836)             (29,853)              (63,447)            (111,494)
                                              ---------------------------------------------------------------------------------
Units outstanding, end of period                      4,715,917            1,231,314             4,517,587            3,047,941
                                              =================================================================================

                                 ESTATE EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                             SUBACCOUNT
                                              -------------------------------------------------------------------------------
                                                 PHOENIX-STATE
                                                STREET RESEARCH       PHOENIX-VAN       AIM V.I. CAPITAL
                                                   SMALL-CAP          KAMPEN FOCUS        APPRECIATION      AIM V.I. PREMIER
                                                 GROWTH SERIES       EQUITY SERIES            FUND              EQUITY FUND
                                              -----------------   -----------------    -----------------    -----------------
Units outstanding, beginning of period                        -             446,801               73,759              144,969
Participant deposits                                          -             598,019               69,441               97,803
Participant transfers                                    70,165             528,512              362,697              426,113
Participant withdrawals                                    (135)            (31,969)             (11,453)              (7,611)
                                              -------------------------------------------------------------------------------
Units outstanding, end of period                         70,030           1,541,363              494,444              661,274
                                              ===============================================================================

                                                                     FEDERATED FUND
                                                ALGER AMERICAN          FOR U.S.         FEDERATED HIGH
                                                   LEVERAGED           GOVERNMENT          INCOME BOND       VIP CONTRAFUND(R)
                                               ALLCAP PORTFOLIO      SECURITIES II           FUND II             PORTFOLIO
                                              -----------------   -----------------    -----------------    -----------------
Units outstanding, beginning of period                1,103,864           1,196,445              636,398              557,097
Participant deposits                                    657,741             561,588              123,790              232,847
Participant transfers                                   599,732           2,501,570              236,291              703,192
Participant withdrawals                                 (73,819)            (60,995)             (26,037)             (37,123)
                                              -------------------------------------------------------------------------------
Units outstanding, end of period                      2,287,518           4,198,608              970,442            1,456,013
                                              ===============================================================================

                                                                                                                 TEMPLETON
                                                  VIP GROWTH                                                    DEVELOPING
                                                 OPPORTUNITIES         VIP GROWTH         MUTUAL SHARES           MARKETS
                                                   PORTFOLIO           PORTFOLIO         SECURITIES FUND      SECURITIES FUND
                                              -----------------   -----------------    -----------------    -----------------
Units outstanding, beginning of period                  287,524           2,015,892              891,987              377,899
Participant deposits                                     39,135             927,637              372,933               54,032
Participant transfers                                   147,030           1,822,958              376,044              (38,105)
Participant withdrawals                                  (9,339)            (79,198)             (37,886)              (7,920)
                                              -------------------------------------------------------------------------------
Units outstanding, end of period                        464,350           4,687,289            1,603,078              385,906
                                              ===============================================================================

                                                                                                               SCUDDER VIT
                                                   TEMPLETON           TEMPLETON            TEMPLETON         EAFE(R) EQUITY
                                                    FOREIGN           GLOBAL ASSET           GROWTH                INDEX
                                                SECURITIES FUND     ALLOCATION FUND      SECURITIES FUND           FUND
                                              -----------------   -----------------    -----------------    -----------------
Units outstanding, beginning of period                1,889,438             343,027              998,298              819,750
Participant deposits                                    815,576              35,230              370,439              272,541
Participant transfers                                   674,506                   -              607,669               63,956
Participant withdrawals                                 (81,862)            (10,591)             (17,089)             (45,171)
                                              -------------------------------------------------------------------------------
Units outstanding, end of period                      3,297,658             367,666            1,959,317            1,111,076
                                              ===============================================================================

                                 ESTATE EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                           SUBACCOUNT
                                              ----------------------------------------------------------------------
                                                  SCUDDER VIT                                             WANGER
                                               EQUITY 500 INDEX     TECHNOLOGY      WANGER FOREIGN     INTERNATIONAL
                                                     FUND           PORTFOLIO           FORTY            SMALL CAP
                                              -----------------   -------------   ----------------    --------------
Units outstanding, beginning of period                   24,095       2,842,475            584,851         1,305,477
Participant deposits                                    158,856       1,191,343            201,229           461,950
Participant transfers                                   995,068        (376,409)            14,023            93,099
Participant withdrawals                                 (21,863)       (230,607)           (27,371)          (98,434)
                                              ----------------------------------------------------------------------
Units outstanding, end of period                      1,156,156       3,426,802            772,732         1,762,092
                                              ======================================================================
                                                                    WANGER U.S.
                                                                      SMALLER
                                                 WANGER TWENTY       COMPANIES
                                              -----------------   -------------
Units outstanding, beginning of period                  260,131       4,276,912
Participant deposits                                     80,976       1,029,175
Participant transfers                                    73,774         174,859
Participant withdrawals                                 (12,289)       (188,491)
                                              ---------------------------------
Units outstanding, end of period                        402,592       5,292,455
                                              =================================

                                 ESTATE EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2001 (IN UNITS)

                                                                                  SUBACCOUNT
                                                ---------------------------------------------------------------------------------
                                                   PHOENIX-
                                                   ABERDEEN                                   PHOENIX-         PHOENIX-DEUTSCHE
                                                 INTERNATIONAL       PHOENIX-ABERDEEN      DEUTSCHE DOW 30    NASDAQ-100 INDEX(R)
                                                    SERIES           NEW ASIA SERIES           SERIES                SERIES
                                                ---------------     -----------------     ----------------    -------------------
Units outstanding, beginning of period                1,920,095               293,581              169,383                218,914
Participant deposits                                    484,856               140,306              196,019                201,186
Participant transfers                                   115,281               (89,234)             448,446                178,270
Participant withdrawals                                 (59,479)              (11,394)             (14,163)               (11,908)
                                                ---------------------------------------------------------------------------------
Units outstanding, end of period                      2,460,753               333,259              799,685                586,462
                                                =================================================================================

                                                 PHOENIX-DUFF &
                                                   PHELPS REAL            PHOENIX-            PHOENIX-
                                               ESTATE SECURITIES     ENGEMANN CAPITAL      ENGEMANN NIFTY
                                                     SERIES           GROWTH SERIES         FIFTY SERIES
                                               ----------------     -----------------     ----------------
Units outstanding, beginning of period                  337,524             3,852,266            3,378,142
Participant deposits                                     88,589             1,230,584            1,182,525
Participant transfers                                   189,186              (268,764)             131,857
Participant withdrawals                                 (17,191)             (173,374)            (115,719)
                                                ----------------------------------------------------------
Units outstanding, end of period                        598,108             4,640,712            4,576,805
                                                ==========================================================

                                                   PHOENIX-              PHOENIX-
                                                ENGEMANN SMALL        FEDERATED U.S.       PHOENIX-GOODWIN       PHOENIX-GOODWIN
                                                   & MID-CAP         GOVERNMENT BOND        MONEY MARKET       MULTI-SECTOR FIXED
                                                 GROWTH SERIES            SERIES               SERIES             INCOME SERIES
                                                ---------------     -----------------     ----------------    -------------------
Units outstanding, beginning of period                   38,945               226,465            9,010,096              1,425,878
Participant deposits                                    174,930                99,850           17,617,264                219,757
Participant transfers                                   533,816                61,253          (11,886,652)               958,567
Participant withdrawals                                 (22,467)               (8,826)            (459,706)               (34,922)
                                                ---------------------------------------------------------------------------------
Units outstanding, end of period                        725,224               378,742           14,281,002              2,569,280
                                                =================================================================================

                                                                       PHOENIX-J.P.
                                               PHOENIX-HOLLISTER      MORGAN RESEARCH       PHOENIX-JANUS
                                                  VALUE EQUITY        ENHANCED INDEX         CORE EQUITY
                                                     SERIES               SERIES                SERIES
                                                ---------------     -----------------     ----------------
Units outstanding, beginning of period                2,148,591             7,417,223              322,129
Participant deposits                                    763,539             1,612,895              527,503
Participant transfers                                 2,494,325               429,856              813,357
Participant withdrawals                                (149,408)             (271,629)             (44,302)
                                                ----------------------------------------------------------
Units outstanding, end of period                      5,257,047             9,188,345            1,618,687
                                                ==========================================================

                                                 PHOENIX-JANUS                                                  PHOENIX-MORGAN
                                                FLEXIBLE INCOME       PHOENIX-JANUS          PHOENIX-MFS         STANLEY FOCUS
                                                    SERIES            GROWTH SERIES        VALUE SERIES(6)       EQUITY SERIES
                                                ---------------     -----------------     ----------------    -------------------
Units outstanding, beginning of period                   72,926             1,985,600                    -                171,764
Participant deposits                                     98,820             1,157,185                    -                 38,989
Participant transfers                                   360,840               460,624               12,234                247,673
Participant withdrawals                                  (8,865)             (148,873)                 (28)               (11,625)
                                                ---------------------------------------------------------------------------------
Units outstanding, end of period                        523,721             3,454,536               12,206                446,801
                                                =================================================================================

                                                                                             PHOENIX-
                                                                    PHOENIX-OAKHURST         OAKHURST
                                                PHOENIX-OAKHURST       GROWTH AND            STRATEGIC
                                                BALANCED SERIES       INCOME SERIES       ALLOCATION SERIES
                                                ---------------     -----------------     ----------------
Units outstanding, beginning of period                1,879,938             3,429,459              815,716
Participant deposits                                    335,566               977,484              186,589
Participant transfers                                    68,331             1,695,515              146,249
Participant withdrawals                                 (49,575)             (110,687)             (35,188)
                                                ----------------------------------------------------------
Units outstanding, end of period                      2,234,260             5,991,771            1,113,366
                                                ==========================================================

                                                                                          PHOENIX-SANFORD
                                                PHOENIX-SANFORD      PHOENIX-SANFORD      BERNSTEIN SMALL-      PHOENIX-SENECA
                                               BERNSTEIN GLOBAL     BERNSTEIN MID-CAP        CAP VALUE          MID-CAP GROWTH
                                                VALUE SERIES(2)       VALUE SERIES           SERIES(1)              SERIES
                                                ---------------     -----------------     ----------------    -------------------
Units outstanding, beginning of period                        -             1,540,140                    -              1,461,738
Participant deposits                                     44,735               461,763               46,149                705,512
Participant transfers                                   128,266             1,295,192              318,892              1,258,225
Participant withdrawals                                  (3,711)              (51,346)              (4,501)               (70,140)
                                                ---------------------------------------------------------------------------------
Units outstanding, end of period                        169,290             3,245,749              360,540              3,355,335
                                                =================================================================================

                                                 PHOENIX-SENECA     AIM V.I. CAPITAL
                                                STRATEGIC THEME       APPRECIATION         AIM V.I. VALUE
                                                    SERIES               FUND(3)              FUND(4)
                                                ---------------     -----------------     ----------------
Units outstanding, beginning of period                2,107,978                     -                    -
Participant deposits                                    725,603                28,737                6,064
Participant transfers                                    95,106                46,060              139,598
Participant withdrawals                                 (98,644)               (1,038)                (693)
                                                ----------------------------------------------------------
Units outstanding, end of period                      2,830,043                73,759              144,969
                                                ==========================================================

                                                ALGER AMERICAN         DEUTSCHE VIT         DEUTSCHE VIT      FEDERATED FUND FOR
                                                   LEVERAGED           EAFE(R) EQUITY     EQUITY 500 INDEX     U.S. GOVERNMENT
                                                ALLCAP PORTFOLIO         INDEX FUND             FUND(5)           SECURITIES II
                                                ---------------     -----------------     ----------------    -------------------
Units outstanding, beginning of period                  216,606               587,828                    -                327,809
Participant deposits                                    311,351               247,743                    -                416,447
Participant transfers                                   607,620                18,548               24,250                495,800
Participant withdrawals                                 (31,713)              (34,369)                (155)               (43,611)
                                                ---------------------------------------------------------------------------------
Units outstanding, end of period                      1,103,864               819,750               24,095              1,196,445
                                                =================================================================================

                                                 FEDERATED HIGH                              VIP GROWTH
                                                  INCOME BOND       VIP CONTRAFUND(R)       OPPORTUNITIES
                                                    FUND II              PORTFOLIO            PORTFOLIO
                                                ---------------     -----------------     ----------------
Units outstanding, beginning of period                  479,421                69,993              205,524
Participant deposits                                     83,286               145,659               11,710
Participant transfers                                   106,221               360,017               74,300
Participant withdrawals                                 (32,530)              (18,572)              (4,010)
                                                ----------------------------------------------------------
Units outstanding, end of period                        636,398               557,097              287,524
                                                ==========================================================

                                                                                                                    TEMPLETON
                                                  VIP GROWTH          MUTUAL SHARES        TEMPLETON ASSET     DEVELOPING MARKETS
                                                   PORTFOLIO         SECURITIES FUND        STRATEGY FUND        SECURITIES FUND
                                                ---------------     -----------------     ----------------    -------------------
Units outstanding, beginning of period                  184,281               364,395               87,414                240,492
Participant deposits                                    562,166               177,073              211,242                 88,603
Participant transfers                                 1,296,767               371,321               51,774                 56,794
Participant withdrawals                                 (27,322)              (20,802)              (7,403)                (7,990)
                                                ---------------------------------------------------------------------------------
Units outstanding, end of period                      2,015,892               891,987              343,027                377,899
                                                =================================================================================

                                                   TEMPLETON            TEMPLETON
                                               GROWTH SECURITIES      INTERNATIONAL         TECHNOLOGY
                                                      FUND           SECURITIES FUND         PORTFOLIO
                                                ---------------     -----------------     ----------------
Units outstanding, beginning of period                  425,019             1,274,779            1,950,594
Participant deposits                                    283,404               414,189              940,161
Participant transfers                                   305,524               292,524               53,297
Participant withdrawals                                 (15,649)              (92,054)            (101,577)
                                                ----------------------------------------------------------
Units outstanding, end of period                        998,298             1,889,438            2,842,475
                                                ==========================================================

                                 ESTATE EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2001 (IN UNITS) (CONTINUED)

                                                                                 SUBACCOUNT
                                                ---------------------------------------------------------------------------------
                                                                         WANGER
                                                WANGER FOREIGN        INTERNATIONAL                            WANGER U.S. SMALL
                                                     FORTY              SMALL CAP           WANGER TWENTY            CAP
                                                ---------------     -----------------     ----------------    -------------------
Units outstanding, beginning of period                  312,197               818,081               95,562              3,302,531
Participant deposits                                    260,610               430,733               65,936                857,640
Participant transfers                                    33,988                96,809              108,048                261,181
Participant withdrawals                                 (21,944)              (40,146)              (9,415)              (144,440)
                                                ---------------------------------------------------------------------------------
Units outstanding, end of period                        584,851             1,305,477              260,131              4,276,912
                                                =================================================================================

(1)  From inception January 16, 2001 to December 31, 2001
(2)  From inception January 26, 2001 to December 31, 2001
(3)  From inception May 17, 2001 to December 31, 2001
(4)  From inception June 18, 2001 to December 31, 2001
(5)  From inception November 28, 2001 to December 31, 2001
(6)  From inception November 30, 2001 to December 31, 2001

                PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2000 (IN UNITS)

                                                                          SUBACCOUNT
                                                  --------------------------------------------------------
                                                                                             PHOENIX-
                                                    PHOENIX-            PHOENIX-          GOODWIN MULTI-
                                                    GOODWIN             ENGEMANN           SECTOR FIXED
                                                  MONEY MARKET       CAPITAL GROWTH           INCOME
                                                  -------------     -----------------    -----------------
Units outstanding, beginning of period                8,234,829             2,688,622            1,101,552
Participant deposits                                 16,993,215               767,326              194,530
Participant transfers                               (14,880,642)              470,420              151,996
Participant withdrawals                              (1,337,306)              (74,102)             (22,200)
                                                  -------------     -----------------    -----------------
Units outstanding, end of period                      9,010,096             3,852,266            1,425,878
                                                  =============     =================    =================

                                                    PHOENIX-
                                                    OAKHURST            PHOENIX-              PHOENIX-
                                                    STRATEGIC           ABERDEEN              OAKHURST
                                                   ALLOCATION         INTERNATIONAL           BALANCED
                                                  -------------     -----------------    -----------------
Units outstanding, beginning of period                  517,039             1,335,901            1,318,241
Participant deposits                                    168,519               343,707              385,352
Participant transfers                                   146,704               268,693              201,617
Participant withdrawals                                 (16,546)              (28,206)             (25,272
                                                  -------------     -----------------    -----------------
Units outstanding, end of period                        815,716             1,920,095            1,879,938
                                                  =============     =================    =================

                                                      PHOENIX-
                                                   DUFF & PHELPS         PHOENIX-             PHOENIX-
                                                    REAL ESTATE      SENECA STRATEGIC       ABERDEEN NEW
                                                     SECURITIES            THEME                ASIA
                                                  -------------     -----------------    -----------------
Units outstanding, beginning of period                   239,974              971,173               77,010
Participant deposits                                      48,689              353,253               64,431
Participant transfers                                     57,840              816,917              157,067
Participant withdrawals                                   (8,979)             (33,365)              (4,927)
                                                  -------------     -----------------    -----------------
Units outstanding, end of period                         337,524            2,107,978              293,581
                                                  =============     =================    =================

                                                     PHOENIX-
                                                   J.P. MORGAN
                                                     RESEARCH           PHOENIX-             PHOENIX-
                                                     ENHANCED           ENGEMANN            SENECA MID-
                                                      INDEX            NIFTY FIFTY          CAP GROWTH
                                                  -------------     -----------------    -----------------
Units outstanding, beginning of period                4,799,889             2,037,598              450,860
Participant deposits                                  1,544,436               576,747              159,025
Participant transfers                                 1,200,170               815,181              874,872
Participant withdrawals                                (127,272)              (51,384)             (23,019
                                                  -------------     -----------------    -----------------
Units outstanding, end of period                      7,417,223             3,378,142            1,461,738
                                                  =============     =================    =================

                                                     PHOENIX-                               PHOENIX-
                                                     OAKHURST           PHOENIX-             SANFORD
                                                    GROWTH AND       HOLLISTER VALUE      BERNSTEIN MID-
                                                      INCOME             EQUITY             CAP VALUE
                                                  -------------     -----------------    -----------------
Units outstanding, beginning of period                2,010,516               938,247            1,063,329
Participant deposits                                    485,602               392,352              227,682
Participant transfers                                   990,618               847,743              268,354
Participant withdrawals                                 (57,277)              (29,751)             (19,225)
                                                  -------------     -----------------    -----------------
Units outstanding, end of period                      3,429,459             2,148,591            1,540,140
                                                  =============     =================    =================

                                                                         WANGER             TEMPLETON
                                                   WANGER U.S.        INTERNATIONAL            ASSET
                                                    SMALL CAP           SMALL CAP            STRATEGY
                                                  -------------     -----------------    -----------------
Units outstanding, beginning of period                2,049,641               330,920               53,983
Participant deposits                                    656,959               204,581               23,771
Participant transfers                                   664,246               303,106               13,065
Participant withdrawals                                 (68,315)              (20,526)              (3,405
                                                  -------------     -----------------    -----------------
Units outstanding, end of period                      3,302,531               818,081               87,414
                                                  =============     =================    =================

                                                                                             TEMPLETON
                                                    TEMPLETON           TEMPLETON            DEVELOPING
                                                     GROWTH           INTERNATIONAL           MARKETS
                                                  -------------     -----------------    -----------------
Units outstanding, beginning of period                  321,054               552,895              159,011
Participant deposits                                     52,181               252,660               57,094
Participant transfers                                    57,476               487,002               28,588
Participant withdrawals                                  (5,692)              (17,778)              (4,201)
                                                  -------------     -----------------    -----------------
Units outstanding, end of period                        425,019             1,274,779              240,492
                                                  =============     =================    =================

                                                  MUTUAL SHARES          WANGER              WANGER
                                                   INVESTMENTS           TWENTY            FOREIGN FORTY
                                                  -------------     -----------------    -----------------
Units outstanding, beginning of period                  118,193                13,634                9,691
Participant deposits                                    143,658                26,569               49,573
Participant transfers                                   111,092                58,338              258,423
Participant withdrawals                                  (8,548)               (2,979)              (5,490)
                                                  -------------     -----------------    -----------------
Units outstanding, end of period                        364,395                95,562              312,197
                                                  =============     =================    =================

                                                                        PHOENIX-           FEDERATED US
                                                   EAFE(R) EQUITY     BANKERS TRUST      GOV'T SECURITIES
                                                      INDEX              DOW 30                 II
                                                  -------------     -----------------    -----------------
Units outstanding, beginning of period                   12,426                     -               27,356
Participant deposits                                    104,884                10,210               80,336
Participant transfers                                   484,116               163,345              226,044
Participant withdrawals                                 (13,598)               (4,172)              (5,927)
                                                  -------------     -----------------    -----------------
Units outstanding, end of period                        587,828               169,383              327,809
                                                  =============     =================    =================

                                                                          PHOENIX-
                                                   FEDERATED HIGH        FEDERATED            PHOENIX-
                                                     INCOME BOND          US GOV'T         JANUS EQUITY
                                                       FUND II              BOND              INCOME
                                                  -------------     -----------------    -----------------
Units outstanding, beginning of period                   13,980                     -                5,934
Participant deposits                                     65,336                 7,002               58,422
Participant transfers                                   408,516               221,021              268,488
Participant withdrawals                                  (8,411)               (1,558)             (10,715)
                                                  -------------     -----------------    -----------------
Units outstanding, end of period                        479,421               226,465              322,129
                                                  =============     =================    =================

                                                                        PHOENIX-             PHOENIX-
                                                     PHOENIX-        JANUS FLEXIBLE       MORGAN STANLEY
                                                  JANUS GROWTH           INCOME            FOCUS EQUITY
                                                  -------------     -----------------    -----------------
Units outstanding, beginning of period                    9,538                 3,956                    -
Participant deposits                                    369,773                10,154                7,803
Participant transfers                                 1,641,431                60,420              166,269
Participant withdrawals                                 (35,142)               (1,604)              (2,308)
                                                  -------------     -----------------    -----------------
Units outstanding, end of period                      1,985,600                72,926              171,764
                                                  =============     =================    =================

                                                   TECHNOLOGY         FIDELITY VIP
                                                    PORTFOLIO          CONTRAFUND
                                                  -------------     -----------------
Units outstanding, beginning of period                      756                     -
Participant deposits                                  1,338,598                16,616
Participant transfers                                   623,040                54,392
Participant withdrawals                                 (11,800)               (1,015)
                                                  -------------     -----------------
Units outstanding, end of period                      1,950,594                69,993
                                                  =============     =================

                                                                      FIDELITY VIP        ALGER AMERICAN
                                                   FIDELITY VIP          GROWTH              LEVERAGED
                                                     GROWTH            OPPORTUNITY            ALL-CAP
                                                  -------------     -----------------    -----------------
Units outstanding, beginning of period                        -                     -                    -
Participant deposits                                     99,057                 7,111              113,974
Participant transfers                                    85,224               198,685              102,632
Participant withdrawals                                       -                  (272)                   -
                                                  -------------     -----------------    -----------------
Units outstanding, end of period                        184,281               205,524              216,606
                                                  =============     =================    =================

                                                     PHOENIX-           PHOENIX-
                                                    ENGEMANN            BANKERS
                                                     SMALL &             TRUST
                                                     MID-CAP           NASDAQ 100
                                                     GROWTH             INDEX(R)
                                                  -------------     -----------------
Units outstanding, beginning of period                        -                     -
Participant deposits                                      6,906                     0
Participant transfers                                    32,649               219,126
Participant withdrawals                                    (610)                 (212)
                                                  -------------     -----------------
Units outstanding, end of period                         38,945               218,914
                                                  =============     =================

                                 ESTATE EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--POLICY LOANS

     Policy provisions allow policyowners to borrow up to 90% of the policy value, reduced by an amount equal to the surrender charge with interest of [4% due in policy years 1-10, 3% due in policy years 11-15 and 2.50% due in policy years 16 and thereafter for all states except New York] and [6% due in policy years 1-10, 5% due in policy years 11-15 and 4.50% due in policy years 16 and thereafter in New York], payable on each policy anniversary. At the time the loan is granted, an amount equivalent to the amount of the loan is transferred from the Account and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account, part of Phoenix's general account as collateral for the outstanding loan. Transfers from the account are included as participant withdrawals in the accompanying financial statements. Amounts in the loaned portion of the Guaranteed Interest Account are credited with interest at 2% for all states except New York and 4% for New York. Loan repayments result in a transfer of collateral back to the Account and the non-loaned portion of the Guaranteed Interest Account.

NOTE 7--FEES AND RELATED PARTY TRANSACTIONS

     Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

     The cost of insurance is charged to each policy on a monthly basis by a withdrawal of participant units prorated among the elected subaccounts. The amount charged to each policy depends on a number of variables including sex, age, and risk class as well as the death benefit and cash value of the policy. Such costs aggregated $2,792,689, $2,171,537 and $1,078,730 for the years ended December 31, 2002, 2001 and 2000, respectively.

     Phoenix receives additional compensation of up to $80 per policy for administrative services to the Account.

     Upon partial surrender of a policy, a surrender fee of the lesser of $25 or 2% of the partial surrender amount paid and a fraction of the balance of any sales charges and premium taxes and a pro rata portion of the surrender charge that would apply to a full surrender is deducted from the policy value and paid to Phoenix. Such costs aggregated $421,244, $759,658 and $1,017,577 for the periods ended December 31, 2002, 2001 and 2000, respectively.

     PEPCO is the principal underwriter and distributor for the Account.

     Sales charges, ranging from 0% to 20% of contract premiums depending on the inception of the contract period, to compensate Phoenix for distribution expenses incurred and a charge for federal and premium taxes equal to 3.75% of premiums paid, are paid to Phoenix from each premium payment. In the event of a surrender before ten years, any unpaid balance of the sales charges and premium taxes is deducted and paid to Phoenix.

     Phoenix assumes the mortality risk that insureds may live for a shorter time than projected because of inaccuracies in the projecting process and, accordingly, that an aggregate amount of death benefits greater than projected will be payable. The expense risk assumed is that expenses incurred in issuing the policies may exceed the limits on administrative charges set in the policies. In return for the assumption of these mortality and expense risks, Phoenix charges the Account at an annual rate of 0.80% (0.25% for policy year 16 and thereafter) of the average daily net assets of the Account for mortality and expense risks assumed.

NOTE 8--DISTRIBUTION OF NET INCOME

     The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 9--DIVERSIFICATION REQUIREMENTS

     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

     The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 10--MERGERS

On March 22, 2002, the Phoenix-Janus Growth Series ("Growth") acquired all of the net assets of the Phoenix-Janus Core Equity Series ("Core Equity") pursuant to an Agreement and Plan of Reorganization approved by Core Equity shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 3,141,426 shares of Growth valued at $22,032,065 for 2,467,046 shares of Core Equity outstanding on March 22, 2002. Core Equity's net assets on that date of $22,032,065, including $1,473,521 of net unrealized appreciation were combined with those of Growth. The aggregate net assets of Growth immediately after the merger were $90,807,708.

   On April 5, 2002, the Phoenix-Engemann Capital Growth Series ("Capital Growth") acquired all of the net assets of the Phoenix-Engemann Nifty Fifty Series ("Nifty Fifty") pursuant to an Agreement and Plan of Reorganization approved by Nifty Fifty shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 2,949,789 shares of Capital Growth valued at $39,773,479 for 4,885,261 shares of Nifty Fifty outstanding on April 5, 2002. Nifty Fifty's net assets on that date of $39,773,479, including $7,975,458 of net unrealized depreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $862,917,192.

     On April 5, 2002, the Phoenix-Oakhurst Strategic Allocation Series ("Strategic Allocation") acquired all of the net assets of the Phoenix-Oakhurst Balanced Series ("Balanced") pursuant to an Agreement and Plan of Reorganization approved by Balanced shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 17,438,879 shares of Strategic Allocation valued at $236,890,944 for 19,697,824 shares of Balanced outstanding on April 5, 2002. Balanced's net assets on that date of $236,890,944, including $25,034,492 of net unrealized appreciation were combined with those of Strategic Allocation. The aggregate net assets of Strategic Allocation immediately after the merger were $582,665,031.

                                 ESTATE EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 11--MANAGER OF MANAGERS EXEMPTIVE ORDER

     The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, Inc. ("PVA") have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 12--PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES SUBSTITUTION

     Effective October 25, 2002 all shares of the Phoenix-Federated U.S. Government Bond Series held in the separate account were redeemed at net asset value and the proceeds were used to purchase shares of the Federated Fund for U.S. Government Securities II. Investors who held investments in the Phoenix-Federated U.S. Government Bond Series received a confirmation of activity for this transaction.

     As a result of the substitution, the Phoenix-Federated U.S. Government Bond Series is no longer available for investment.

NOTE 13--MIXED AND SHARED FUNDING

     Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

     The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 14--REORGANIZATION

     On November 12, 2002 and December 10, 2002, The Board of Trustees of PESF approved a Plan of Reorganization to merge three Series of PESF into other existing Series of PESF. Each discontinued Series was merged into a corresponding surviving Series as follows:

Discontinued Series                          Surviving Series                       Approval Date                 Merger Date
-------------------                          ----------------                       -------------                 -----------
Phoenix-Aberdeen New Asia                    Phoenix-Aberdeen International         November 12, 2002             February 7, 2003
Phoenix-MFS Investors Growth Stock           Phoenix-Janus Growth(1)                December 10, 2002             February 14, 2003
Phoenix-Van Kampen Focus Equity              Phoenix-Janus Growth(1)                December 10, 2002             February 14, 2003

     On the merger date, each discontinued Series transferred substantially all of its assets and its liabilities to the corresponding surviving Series. In exchange, shareholders of the discontinued Series received a proportional number of shares in the surviving Series.

(1)MFS succeeded Janus as subadvisor.

                        REPORT OF INDEPENDENT ACCOUNTANTS

[LOGO OF PRICEWATERHOUSECOOPERS]

To the Board of Directors of Phoenix Life Insurance Company and
Participants of Phoenix Life Variable Universal Life Account (Estate Edge(R)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Phoenix Life Variable Universal Life Account (Estate Edge(R)) at December 31, 2002, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 21, 2003

PHOENIX LIFE
VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHOENIX LIFE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.) CONSOLIDATED FINANCIAL STATEMENTS
         DECEMBER 31, 2002 AND 2001

                                TABLE OF CONTENTS

                                                                                                                    PAGE
                                                                                                                ------------
Report of Independent Accountants............................................................................        F-3

Consolidated Balance Sheet as of December 31, 2002 and 2001..................................................        F-4

Consolidated Statements of Income and Comprehensive Income for the years ended 2002, 2001 and
2000.........................................................................................................        F-5

Consolidated Statement of Cash Flows for the years ended 2002, 2001 and 2000.................................        F-6

Consolidated Statement of Changes in Stockholder's Equity for the years ended 2002, 2001 and
2000.........................................................................................................        F-7

Notes to Financial Statements................................................................................     F-8 - F-41

PRICEWATERHOUSECOOPERS [LOGO]
--------------------------------------------------------------------------------
                                                      PRICEWATERHOUSECOOPERS LLP
                                                      100 Pearl Street
                                                      Hartford CT 06103-4508
                                                      Telephone (860) 241-7000
                                                      Facsimile (860) 241-7590



REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors and Stockholder of Phoenix Life Insurance Company

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income, cash flows and changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries (the Company) at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for goodwill and other intangible assets in 2002 and for venture capital partnerships, securitized financial instruments and derivative instruments in 2001.



Hartford, Connecticut
February 5, 2003

                         PHOENIX LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                 ($ amounts in millions, except per share data)
                           DECEMBER 31, 2002 AND 2001


                                                                                                 2002             2001
                                                                                            ---------------  ---------------

ASSETS:
Available-for-sale debt securities, at fair value.......................................      $  11,836.8      $   9,607.7
Equity securities, at fair value........................................................            256.9            286.0
Mortgage loans, at unpaid principal balances............................................            468.8            535.8
Real estate, at lower of cost or fair value.............................................             69.6             83.1
Venture capital partnerships, at equity in net assets...................................            228.6            291.7
Affiliate equity and debt securities....................................................            187.4            330.6
Policy loans, at unpaid principal balances..............................................          2,195.9          2,172.2
Other investments.......................................................................            311.3            290.9
                                                                                            ---------------  ---------------
Total investments.......................................................................         15,555.3         13,598.0
Cash and cash equivalents...............................................................            970.8            547.9
Accrued investment income...............................................................            192.3            203.1
Premiums, accounts and notes receivable.................................................            224.9            175.1
Reinsurance recoverable balances........................................................             22.4             21.4
Deferred policy acquisition costs.......................................................          1,201.8          1,123.7
Deferred income taxes...................................................................             30.0             22.9
Goodwill and other intangible assets....................................................              3.1             22.6
Net assets of discontinued operations...................................................             20.8             20.8
Other general account assets............................................................            126.0            134.9
Separate account and investment trust assets............................................          5,793.1          5,570.0
                                                                                            ---------------  ---------------
TOTAL ASSETS............................................................................      $  24,140.5      $  21,440.4
                                                                                            ===============  ===============

LIABILITIES:
Policy liabilities and accruals.........................................................      $  12,680.0      $  11,846.4
Policyholder deposit funds..............................................................          3,395.7          1,515.2
Indebtedness............................................................................            175.0            175.0
Other general account liabilities.......................................................            378.4            505.7
Separate account and investment trust liabilities.......................................          5,793.1          5,564.9
                                                                                            ---------------  ---------------
TOTAL LIABILITIES.......................................................................         22,422.2         19,607.2
                                                                                            ---------------  ---------------

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES.........................................              1.7              1.1
                                                                                            ---------------  ---------------

STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares authorized and outstanding)..............             10.0             10.0
Additional paid-in capital..............................................................          1,712.0          1,712.0
Accumulated deficit.....................................................................            (79.8)            29.0
Accumulated other comprehensive income..................................................             74.4             81.1
                                                                                            ---------------  ---------------
TOTAL STOCKHOLDERS' EQUITY..............................................................          1,716.6          1,832.1
                                                                                            ---------------  ---------------
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY...........................      $  24,140.5      $  21,440.4
                                                                                            ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                 ($ amounts in millions, except per share data)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000


                                                                                2002             2001              2000
                                                                           ---------------  ---------------   ---------------

 REVENUES:
 Premiums...............................................................     $   1,081.9      $   1,112.7       $   1,147.4
 Insurance and investment product fees..................................           261.0            430.3             631.0
 Investment income, net of expenses.....................................           907.3            842.7           1,141.3
 Net realized investment gains (losses).................................           (17.5)           150.1              89.2
                                                                           ---------------  ---------------   ---------------
 TOTAL REVENUES.........................................................         2,232.7          2,535.8           3,008.9
                                                                           ---------------  ---------------   ---------------

 BENEFITS AND EXPENSES:
 Policy benefits, excluding policyholder dividends......................         1,436.1          1,406.7           1,409.8
 Policyholder dividends.................................................           401.8            400.1             378.0
 Policy acquisition cost amortization...................................            91.6            133.0             356.0
 Intangible asset amortization..........................................              .2             24.7              36.9
 Intangible asset impairments...........................................            --               --                --
 Interest expense.......................................................            12.2             20.0              32.7
 Demutualization expenses...............................................            --               25.9              21.8
 Other operating expenses...............................................           290.3            470.6             604.5
                                                                           ---------------  ---------------   ---------------
 TOTAL BENEFITS AND EXPENSES............................................         2,232.2          2,481.0           2,839.7
                                                                           ---------------  ---------------   ---------------
 Income (loss) from continuing operations
   before income taxes and minority interest ...........................              .5             54.8             169.2
 Applicable income taxes (benefit)......................................           (15.4)           (15.4)             60.3
                                                                           ---------------  ---------------   ---------------
 Income (loss) from continuing operations before minority interest......            15.9             70.2             108.9
 Minority interest in net income of subsidiaries........................              .6              3.7              14.1
                                                                           ---------------  ---------------   ---------------
 INCOME (LOSS) FROM CONTINUING OPERATIONS...............................            15.3             66.5              94.8
 Income from discontinued operations....................................            --               --                 9.4
 Loss on disposal of discontinued operations............................            --               --               (20.9)
                                                                            ---------------  ---------------   ---------------
 INCOME (LOSS) BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGES...........            15.3             66.5              83.3
 Cumulative effect of accounting changes:
 Goodwill and other intangible assets...................................           (10.3)            --                --
 Venture capital partnerships...........................................            --              (48.8)             --
 Securitized financial instruments......................................            --              (20.5)             --
 Derivative instruments.................................................            --                3.9              --
                                                                           ---------------  ---------------   ---------------
 NET INCOME (LOSS) .....................................................     $       5.0      $       1.1       $      83.3
                                                                           ===============  ===============   ===============


 COMPREHENSIVE INCOME:
 NET INCOME (LOSS)......................................................     $       5.0      $       1.1       $      83.3
                                                                           ---------------  ---------------   ---------------
 Net unrealized investment gains (losses)...............................           (25.7)            65.9              (1.3)
 Net unrealized derivative instruments gains............................             3.4              5.0              --
 Net unrealized foreign currency translation adjustment.................             1.2             (1.7)             (4.6)
 Minimum pension liability adjustment...................................            --               (8.3)              1.6
                                                                           ---------------  ---------------   ---------------
 OTHER COMPREHENSIVE INCOME (LOSS)......................................           (21.1)            60.9              (4.3)
                                                                           ---------------  ---------------   ---------------
 COMPREHENSIVE INCOME (LOSS)............................................     $     (16.1)     $      62.0       $      79.0
                                                                           ===============  ===============   ===============

The accompanying notes are an integral part of these financial statements

                         PHOENIX LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000


                                                                                   2002            2001             2000
                                                                              --------------  --------------   --------------

 OPERATING ACTIVITIES:
 Income (loss) from continuing operations.................................    $       15.3    $       66.5     $       94.8
 Net realized investment (gains) losses...................................            17.5          (150.1)           (89.2)
 Amortization and depreciation............................................            20.5            43.2             56.8
 Investment loss (income).................................................            67.2            97.4           (297.7)
 Securitized financial instruments and derivatives........................             --              --               --
 Deferred income taxes (benefit)..........................................            (8.8)          (28.3)           (71.6)
 Increase in receivables..................................................           (50.9)          (76.9)           (54.0)
 Deferred policy acquisition costs (increase) decrease....................          (174.1)          (76.2)           183.2
 (Increase) decrease in policy liabilities and accruals...................           453.1           469.0            472.8
 Other assets and other liabilities net change............................           (57.9)           64.4             80.0
                                                                              --------------  --------------   --------------
 Cash from continuing operations..........................................           281.9           409.0            375.1
 Discontinued operations, net.............................................           (43.7)          (75.1)          (264.6)
                                                                              --------------  --------------   --------------
 CASH FROM OPERATING ACTIVITIES...........................................           238.2           333.9            110.5
                                                                              --------------  --------------   --------------


INVESTING ACTIVITIES:
Investment purchases.....................................................         (4,951.5)       (3,822.3)        (2,110.2)
Investment sales, repayments and maturities..............................          3,550.0         2,285.0          2,154.4
Subsidiary purchases.....................................................            --             (368.1)           (59.3)
Subsidiary sales.........................................................            --              659.8             14.1
Premises and equipment additions.........................................            (13.6)          (13.7)           (21.5)
Premises and equipment dispositions......................................            --              --                20.6
Discontinued operations, net.............................................             43.7            77.5            259.5
                                                                              --------------  --------------   --------------
CASH (FOR) FROM INVESTING ACTIVITIES.....................................         (1,371.4)       (1,181.8)           257.6
                                                                              --------------  --------------   --------------

 FINANCING ACTIVITIES:
 Policyholder deposit fund receipts, net .................................         1,669.9           689.8            140.2
 Other indebtedness proceeds .............................................            --             180.0             50.0
 Indebtedness repayments .................................................            --            (144.5)          (152.4)
 Common stock issuance ...................................................            --              10.0             --
 Common stock dividends paid..............................................          (113.8)         (132.3)            --
 Capital contributions from parent........................................                            78.6
 Minority interest distributions..........................................            --              (5.8)            (5.8)
 Other financing activities, net..........................................            --              --                3.2
                                                                              --------------  --------------   --------------
 CASH FROM FINANCING ACTIVITIES...........................................          1,556.1           675.8            35.2
                                                                              --------------  --------------   --------------
 CHANGE IN CASH AND CASH EQUIVALENTS......................................            422.9          (172.1)          403.3
 Cash and cash equivalents, beginning of year.............................            547.9           720.0           316.7
                                                                              --------------  --------------   --------------
 CASH AND CASH EQUIVALENTS, END OF YEAR...................................     $      970.8    $      547.9     $      720.0
                                                                              ==============  ==============   ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                 ($ amounts in millions, except per share data)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000


                                                                                2002             2001             2000
                                                                           ---------------  ---------------  ---------------

COMMON STOCK AND ADDITIONAL PAID-IN CAPITAL:
Transfer from retained earnings for common shares
   issued in demutualization (10,000 shares)...........................            --            1,722.0             --
Contribution from parent for transfer of additional minimum pension
   liability...........................................................          14.4               --               --

RETAINED EARNINGS (ACCUMULATED DEFICIT):
Net income (loss)......................................................           5.0                1.1             83.3
Common stock dividends declared........................................        (113.8)            (132.3)
Transfer to common stock and additional paid-in capital
   for common shares issued in demutualization ........................            --           (1,722.0)            --
Demutualization contribution from parent ..............................            --              130.1             --
Policyholder cash payments and policy credits..........................            --              (41.5)            --
Equity adjustment for policyholder dividend obligation, net............            --              (30.3)            --
Other equity adjustments...............................................            --                3.2              5.9

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss)......................................         (21.1)              60.9             (4.3)
                                                                           ---------------  ---------------  ---------------
CHANGE IN STOCKHOLDER'S EQUITY.........................................        (115.5)              (8.8)            84.9
Stockholder's equity, beginning of year................................       1,832.1            1,840.9          1,756.0
                                                                           ---------------  ---------------  ---------------
STOCKHOLDERS' EQUITY, END OF YEAR......................................       1,716.6            1,832.1          1,840.9
                                                                           ===============  ===============  ===============


The accompanying notes are an integral part of these financial statements

                         PHOENIX LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
           ($ amounts in millions, except per share and per unit data)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000


1.       ORGANIZATION AND OPERATIONS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc., a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements. Also, we have reclassified amounts for 2001 and 2000 to conform with 2002 presentations.

We have prepared these financial statements in accordance with generally accepted accounting principles (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of goodwill and other intangible assets, investments in debt and equity securities, venture capital partnerships and affiliates; pension and other postemployment benefits liabilities and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes in italicized type.

In December 1999, we began the process of reorganizing and demutualizing our then principal operating company, Phoenix Home Life Mutual Insurance Company (Phoenix Home Life). We completed the process in June 2001, when all policyholder membership interests in the mutual company were extinguished and eligible policyholders of the mutual company received shares of common stock, $28.8 of cash and $12.7 of policy credits as compensation. Phoenix Home Life's retained earnings immediately following the demutualization (net of cash payments and policy credits that were charged directly to retained earnings) were reclassified to common stock and additional paid-in capital valued at $1,722.0. To protect the future dividends of these policyholders, we also established a closed block for their existing policies, which we describe in
Note 6.

ACCOUNTING CHANGES

At the beginning of 2002, we adopted a new accounting standard for goodwill and other intangible assets and recorded the cumulative effect of the adoption as a charge to earnings. We describe the adoption of this standard further in Note 4. At the beginning of 2001, we adopted a new accounting standard for derivative instruments and recorded the cumulative effect of the adoption as a credit to both earnings and other comprehensive income. We describe the adoption further in Note 12. Also at the beginning of 2001, we changed our accounting for venture capital partnerships to remove the lag in reporting their operating results and recorded the effect of this change as a charge to earnings. Additionally, in the beginning of the second quarter of 2001, we adopted a new accounting pronouncement for securitized financial instruments and recorded the cumulative effect of the adoption as a charge to earnings. We describe these changes further in Note 3.

Unaudited pro forma information on income (loss) from continuing operations for the years 2001 and 2000 assuming retroactive application of the accounting changes for goodwill and other intangibles assets and venture capital partnerships follows:

                                                                       2001                              2000
                                                         ---------------------------------  --------------------------------
                                                           PRO FORMA           ACTUAL         PRO FORMA          ACTUAL
                                                         ---------------   ---------------  ---------------  ---------------

Income (loss) from continuing operations.............      $      76.9       $      66.5      $     (92.6)     $      94.8

At year-end 2002, there is a newly issued accounting pronouncement that may affect our future accounting for variable interest entities included in our consolidated financial statements (Note 7). We describe this pending pronouncement within the notes to which they pertain.

Business combinations and dispositions

In January of 2001, Phoenix Life purchased the minority interest in Phoenix Investment Partners, Ltd. ("PXP"). This increased Phoenix Life's ownership from approximately 60% to 100%. On June 25, 2001 Phoenix Life sold PXP and certain other subsidiaries to The Phoenix Companies. Consequently, Phoenix Life's 2000 consolidated results include 60% of PXP's results and 100% of certain other subsidiaries results, while Phoenix Life's 2001 results include 100% of the results of PXP and certain other subsidiaries through June 25, 2001. Had these transactions been completed at the beginning of 2000, our operating results would have differed. Selected operating information on an unaudited pro forma and an actual basis for the years 2002, 2001 and 2000 follows:

                                                                       2001                              2000
                                                         ---------------------------------  --------------------------------
                                                           Pro forma           Actual         Pro forma          Actual
                                                         ---------------   ---------------  ---------------  ---------------

Revenues.............................................     $  2,153.7        $  2,535.8       $  2,629.3       $  3,008.9
Income (loss) from continuing operations.............     $    (23.4)       $     66.5       $     58.4       $     94.8


2.       LIFE AND ANNUITY ACTIVITIES

The Life and Annuity activities includes individual life insurance and annuity products, including universal life, variable life, term life and fixed and variable annuities. It also includes the results of our closed block, which consists primarily of participating whole life products.

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

We recognize life insurance premiums, other than premiums for universal life and certain annuity contracts, as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, allow us to control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

   o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 for single life and joint first-to-die policies and $12 for joint last-to-die policies, with excess amounts ceded to reinsurers.
   o We reinsure 80% of the mortality risk on the in-force block of the Confederation Life business we acquired in December 1997.
   o We entered into two separate reinsurance agreements in October 1998 and July 1999 to reinsure 80% of the mortality risk on a substantial portion of our otherwise retained individual life insurance business.
   o We reinsure 80% to 90% of the mortality risk on certain new issues of term, universal life, variable universal life and whole life products.
   o We assume and cede business related to the group accident and health block in run-off. While we are not writing any new contracts, we are contractually obligated to assume and cede premiums related to existing contracts.

Additional information on direct business written and reinsurance assumed and ceded for continuing operations for the years 2002, 2001 and 2000 follows:

                                                                                2002             2001             2000
                                                                           ---------------  ---------------  ---------------

Direct premiums..........................................................    $   1,137.4      $   1,176.3      $   1,189.6
Premiums assumed from reinsureds.........................................           16.9              0.6             26.7
Premiums ceded to reinsurers.............................................          (72.4)           (64.2)           (68.9)
                                                                           ---------------  ---------------  ---------------
PREMIUMS ................................................................    $   1,081.9      $   1,112.7      $   1,147.4
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net premiums.............................          1.6%             0.1%             2.3%
                                                                           ===============  ===============  ===============

Direct policy benefits incurred..........................................    $     420.9      $     385.7      $     373.6
Policy benefits assumed from reinsureds..................................           21.2             20.9             14.7
Policy benefits ceded to reinsurers......................................          (50.7)           (55.2)           (27.7)
                                                                           ---------------  ---------------  ---------------
POLICY BENEFITS..........................................................    $     391.4      $     351.4      $     360.6
                                                                           ===============  ===============  ===============

Direct life insurance in-force...........................................    $ 112,842.8      $ 105,517.9      $ 100,086.1
Life insurance in-force assumed from reinsureds..........................          440.9             28.1          1,562.9
Life insurance in-force ceded to reinsurers..............................      (74,265.8)       (69,127.0)       (64,354.3)
                                                                           ---------------  ---------------  ---------------
LIFE INSURANCE IN-FORCE..................................................    $  39,017.9      $  36,419.0      $  37,294.7
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net insurance in-force...................          1.1%             0.1%             4.2%
                                                                           ===============  ===============  ===============

Irrevocable letters of credit aggregating $40.6 at year-end 2002 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.

VALLEY FORGE LIFE INSURANCE

On July 23, 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation), effective July 1, 2002. The business acquired had a total account value of $557.0 at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance. The business acquired generated a loss of $17.2 ($11.2 after income taxes) for the year 2002.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with the 1997 acquisition of the Confederation Life business, we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For individual participating life insurance policies, DAC and PVFP are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date, resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

In the first quarter of 2002, we revised the mortality assumptions used in the development of estimated gross margins for the traditional participating block of business to reflect favorable experience. This revision resulted in a non-recurring decrease in deferred policy acquisition cost amortization of $22.1 ($14.4 after income taxes). In the third quarter of 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, at the quarter-end we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $13.5 ($8.8 after income taxes) increase in policy acquisition cost amortization expense in the third quarter of 2002.

In the fourth quarter of 2000, we reallocated assets supporting our participating life policies. This asset reallocation resulted from the execution of our wealth management strategy and the resulting significant change in the composition of new life insurance annualized premiums and a review of assets appropriate for the closed block that would be established if we reorganized from a mutual life insurance company to a stock life insurance company in 2001. This reallocation affected the estimated future gross margins used to determine the amortization of DAC for participating policies. Accordingly, the revisions to estimated future gross margins resulted in a non-recurring charge to earnings of $218.2 ($141.8 after income taxes).

The activity in deferred policy acquisition costs for the years 2002, 2001 and 2000 follows:

                                                                                  2002             2001            2000
                                                                             --------------   --------------  --------------

Direct acquisition costs deferred excluding acquisitions................       $    217.0       $    206.1      $    172.8
Acquisition costs recognized in Valley Forge Life acquisition...........             48.5             --              --
Costs amortized to expenses:
  Recurring costs related to operations.................................            (88.5)          (122.5)         (148.5)
(Cost) credit related to realized investment gains or losses............            (25.1)           (10.5)           10.7
  Non-recurring (cost) or credit for change in actuarial assumptions....             22.1             --            (218.2)
(Cost) or credit offsets to net unrealized investment gains or losses
  included in other comprehensive income................................            (95.9)            28.5          (116.6)
Equity adjustment for policyholder dividend obligation..................             --                3.1            --
                                                                             --------------   --------------  --------------
Change in deferred policy acquisition costs.............................             78.1            104.7          (299.8)
Deferred policy acquisition costs, beginning of year....................          1,123.7          1,019.0         1,318.8
                                                                             --------------   --------------  --------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR..........................       $  1,201.8       $  1,123.7      $  1,019.0
                                                                             ==============   ==============  ==============

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in-force. Future policy benefits for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder deposit funds are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 3.0% to 6.5% at year-end 2002, less administrative and mortality charges.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which range from 1.6% to 12.3%, less administrative charges. At year-end 2002 and 2001, there was $1,345.6 million and $369.9 million, respectively, in policyholder deposit funds with no associated surrender charges.


FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures (Note 12), we determine the fair value of guaranteed interest contracts, by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We valued the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances.

PARTICIPATING LIFE INSURANCE

Participating life insurance in-force was 45.5% and 50.4% of the face value of total individual life insurance in-force at year-end 2002 and 2001, respectively. The premiums on participating life insurance policies were 70.4%, 73.5% and 76.2% of total individual life insurance premiums in 2002, 2001, and 2000, respectively.

FUNDS UNDER MANAGEMENT

Activity in annuity funds under management for the years 2002, 2001 and 2000:

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

Deposits.................................................................       $  2,258.4      $  1,492.9      $    687.0
Performance..............................................................           (338.0)         (563.1)         (415.2)
Fees.....................................................................            (58.8)          (67.3)          (78.2)
Benefits and surrenders..................................................           (777.3)         (516.6)         (633.4)
                                                                              --------------  --------------  --------------
Change in funds under management.........................................          1,084.3           345.9          (439.8)
Funds under management, beginning of year................................          4,749.1         4,403.2         4,843.0
                                                                              --------------  --------------  --------------
FUNDS UNDER MANAGEMENT, END OF YEAR......................................       $  5,833.4      $  4,749.1      $  4,403.2
                                                                              ==============  ==============  ==============


3.       INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). Prior to 2001, we classified private placement debt securities as held-to-maturity and reported them at amortized cost, less any impairment. In connection with our conversion to a public company, in 2001 we reclassified these securities, when their carrying value was $2,338.8, to available-for-sale and recorded a $162.0 unrealized gain ($83.9 unrealized gain after offsets for applicable deferred policy acquisition costs and deferred income taxes) in other comprehensive income.

Fair value and cost of our debt securities at year-end 2002 and 2001 follows:

                                                                       2002                              2001
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency...........................     $      461.6      $      431.3     $      269.2     $      256.0
State and political subdivision......................            534.7             481.9            531.6            508.6
Foreign government...................................            183.9             168.4            326.7            293.7
Corporate............................................          5,427.9           5,076.5          4,332.1          4,290.3
Mortgage-backed......................................          3,099.9           2,901.9          2,540.2          2,476.6
Other asset-backed...................................          2,128.8           2,122.1          1,607.9          1,648.4
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES......................................     $   11,836.8      $   11,182.1     $    9,607.7     $    9,473.6
                                                         ===============   ===============  ===============  ===============

Amounts applicable to the closed block...............     $    6,418.0      $    5,939.8     $    5,739.5     $    5,630.7
                                                         ===============   ===============  ===============  ===============

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

We owned no non-income producing debt securities at year-end 2002 or 2001.

Fair value and cost of our equity securities at year-end 2002 and 2001 follows:

                                                                       2002                              2001
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

Hilb, Rogal and Hamilton common stock..................    $    11.1         $     2.6        $    --          $    --
Other equity securities................................        245.8             211.0            286.0            265.5
                                                         ---------------   ---------------  ---------------  ---------------
EQUITY SECURITIES......................................    $   256.9         $   213.6        $   286.0        $   265.5
                                                         ===============   ===============  ===============  ===============

Amounts applicable to the closed block.................    $    --           $    --          $    --          $    --
                                                         ===============   ===============  ===============  ===============

Hilb, Rogal and Hamilton Company (HRH) is a Virginia-based property and casualty insurance and employee benefit products distributor, traded on the New York Stock Exchange; we owned 6.4% of its common shares, as well as convertible debt securities, and, prior to November 2002, we had a contractual right to designate two nominees for election to its board of directors. In November 2002, we completed a transaction where it is no longer appropriate to consider HRH as an affiliate for accounting and reporting purposes.

Our ownership of HRH included common stock and convertible notes, which we received when we sold our property and casualty insurance distribution business to HRH in 1999. The common stock and the notes, if converted, would have represented 16.8% of HRH's common stock outstanding.

On November 12, 2002, we converted our HRH note into shares of HRH common stock, when our total HRH holdings had a total fair value of $167.1. On the following day, we sold shares of HRH common stock to The Phoenix Companies for $157.4.

As a result of these transactions, we recorded a gross realized investment gain of $107.1 in 2002. Net of offsets for applicable deferred policy acquisition costs, our realized gain was $38.8. We calculated our gains using the specific identification of the securities sold.

Gross and net unrealized gains and losses from debt and equity securities at year-end 2002 and 2001 follow:

                                                                          2002                            2001
                                                             -------------------------------  ------------------------------
                                                                 GAINS            LOSSES          GAINS           LOSSES
                                                             --------------   --------------  --------------  --------------

U.S. government and agency...............................      $    30.5        $    (0.2)      $    13.3       $    (0.1)
State and political subdivision..........................           53.1             (0.3)           24.7            (1.7)
Foreign government.......................................           20.2             (4.7)           34.1            (1.1)
Corporate................................................          442.7            (91.3)          145.5          (103.7)
Mortgage-backed..........................................          198.5             (0.5)           73.1            (9.5)
Other asset-backed.......................................           85.0            (78.3)           34.3           (74.8)
                                                             --------------   --------------  --------------  --------------
DEBT SECURITIES GAINS AND LOSSES.........................      $   830.0        $  (175.3)      $   325.0       $  (190.9)
                                                             ==============   ==============  ==============  ==============
EQUITY SECURITIES GAINS AND LOSSES.......................      $    58.7        $   (15.4)      $    52.4       $   (31.9)
                                                             ==============   ==============  ==============  ==============
NET GAINS................................................      $   698.0                        $   154.6
                                                             ==============                   ==============

MORTGAGE LOANS AND REAL ESTATE

We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired mortgages. We consider a mortgage loan to be impaired if we believe it is probable that we will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. We do not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful.

For purpose of fair value disclosures (Note 12), we estimated the fair value of mortgage loans by discounting the present value of scheduled loan payments. We based the discount rate on the comparable U.S. Treasury rates for loan durations plus spreads of 130 to 800 basis points, depending on our internal quality ratings of the loans. For in-process-of-foreclosure or defaulted loans, we estimated fair value as the lower of the underlying collateral value or the loan balance.

Our mortgage loans are diversified by property type, location and borrower. Mortgage loans are collateralized by the related properties and are generally no greater than 75% of the properties' value at the time the loans are originated. The fair values of our investments in mortgage loans and real estate by property type and geographic region and the fair value of our mortgage loans at year-end 2002 and 2001 follow:

                                                                     MORTGAGE LOANS                    REAL ESTATE
                                                              ------------------------------  ------------------------------
                                                                   2002            2001            2002            2001
                                                              --------------  --------------  --------------  --------------

PROPERTY TYPE:
Apartment buildings......................................       $   159.0       $   171.0       $    51.9       $    50.4
Office buildings.........................................           131.5           155.4            15.1            25.2
Retail stores............................................           151.5           170.4             2.6             7.5
Industrial buildings.....................................            42.2            52.0            --              --
Other....................................................             0.1             2.0            --              --
                                                              --------------  --------------  --------------  --------------
Subtotal.................................................           484.3           550.8            69.6            83.1
Less: valuation allowances...............................            15.5            15.0            --              --
                                                              --------------  --------------  --------------  --------------
MORTGAGE LOANS AND REAL ESTATE...........................       $   468.8       $   535.8       $    69.6       $    83.1
                                                              ==============  ==============  ==============  ==============

Amounts applicable to the closed block...................       $   373.2       $   386.5       $    --         $    --
                                                              ==============  ==============  ==============  ==============

                                                                     MORTGAGE LOANS                    REAL ESTATE
                                                              ------------------------------  ------------------------------
                                                                   2002            2001            2002            2001
                                                              --------------  --------------  --------------  --------------
GEOGRAPHIC REGION:
Northeast................................................      $    86.8        $   116.5       $    50.1       $    54.4
Southeast................................................          123.3            130.5            --              --
North central............................................          122.8            134.8             0.4             0.4
South central............................................           96.5            101.7            13.5            13.0
West.....................................................           54.9             67.3             5.6            15.3
                                                             ---------------  -------------   --------------  --------------
Subtotal ................................................          484.3            550.8            69.6            83.1
Less: valuation allowances...............................           15.5             15.0            --              --
                                                             ---------------  -------------   --------------  --------------
MORTGAGE LOANS AND REAL ESTATE...........................      $   468.8        $   535.8       $    69.6       $    83.1
                                                             ===============  =============   ==============  ==============

Fair value of mortgage loans.............................      $   488.2        $   554.1
                                                             ===============  =============


The carrying values of delinquent and in-process-of-foreclosure mortgage loans at year-end 2002 and 2001 were $5.6 and $5.6, respectively. The carrying values of mortgage loans on which the payment terms have been restructured or modified were $29.5 and $31.1 at year-end 2002 and 2001, respectively. We have provided valuation allowances for delinquent, in-process-of-foreclosure and restructured or modified mortgage loans. Activity in valuation allowances, which have been deducted in arriving at mortgage loan and real estate carrying values, for the years 2002, 2001 and 2000 follows:

                                                              MORTGAGE LOANS                           REAL ESTATE
                                               ----------------------------------------------  -----------------------------
                                                   2002            2001            2000            2001            2000
                                               --------------  --------------  --------------  --------------  -------------

Valuation allowance, beginning of year......     $    15.0       $     9.1       $    14.3       $     9.3       $     3.2
Additions charged to income.................           0.6             6.1             1.8            --               6.1
Deductions for write-offs and disposals.....          (0.1)           (0.2)           (7.0)           (9.3)           --
                                               --------------  --------------  --------------  --------------  -------------
VALUATION ALLOWANCE, END OF YEAR............     $    15.5       $    15.0       $     9.1       $    --         $     9.3
                                               ==============  ==============  ==============  ==============  =============

Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $3.5, $3.6 and $3.9 in 2002, 2001 and 2000, respectively. Actual interest income on these loans included in net investment income was $2.7, $2.4 and $3.1 in 2002, 2001 and 2000, respectively. The amount of interest foregone by non-income producing mortgage loans was $0.6 for the year 2002. There were no non-income producing mortgage loans during 2001.

VENTURE CAPITAL PARTNERSHIPS

We invest as a limited partner in venture capital limited partnerships. These partnerships focus on early-stage ventures, primarily in the information technology and life science industries and leveraged buyout funds. We also have direct equity investments in leveraged buyouts and corporate acquisitions.

We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the earnings for any lag in reporting. In the first quarter of 2001, we changed our accounting for venture capital partnership earnings to eliminate the quarterly lag in information provided to us. We did this by estimating the change in our share of partnership earnings for the quarter. This change resulted in a $75.1 charge ($48.8 charge after income taxes), representing the cumulative effect of this accounting change on the fourth quarter of 2000.

To estimate the net equity in earnings of the venture capital partnerships for each quarter, we developed a methodology to estimate the change in value of the underlying investee companies in the venture capital partnerships. For public investee companies, we used quoted market prices at the end of each quarter, applying liquidity discounts to these prices in instances where such discounts were applied in the underlying partnerships' financial statements. For private investee companies, we applied a public industry sector index to roll the value forward each quarter. We apply this methodology consistently each quarter with subsequent adjustments to reflect market events reported by the partnerships (e.g., new rounds of financing, initial public offerings and writedowns by the general partners). Our methodology recognizes both downward and upward change in value of the underlying investee companies, but we do not exceed the last reported value by the partnerships. In addition, we annually revise the valuations we have assigned to the investee companies to reflect the valuations in the audited financial statements received from the venture capital partnerships.

Our venture capital earnings are subject to variability. The components of net investment income related to venture capital partnerships for the years 2002, 2001 and 2000 follow:

                                                                                   2002            2001             2000
                                                                              --------------  --------------   --------------

Net realized gains (losses) on partnership cash and stock distributions..       $    (4.7)      $    17.8        $   223.3
Partnership operating expenses...........................................            (7.4)           (6.4)            (7.7)
Net unrealized gains (losses) on partnership investments.................           (47.2)          (95.9)            61.7
                                                                              --------------  --------------   --------------
VENTURE CAPITAL PARTNERSHIP NET INVESTMENT INCOME (LOSS).................       $   (59.3)      $   (84.5)       $   277.3
                                                                              ==============  ==============   ==============

Our investments in venture capital partnerships at year-end 2002 and 2001 by type of investment follow:

                                                                                                   2002            2001
                                                                                              --------------  --------------

Technology..............................................................................        $    25.0       $    41.3
Telecommunications......................................................................             10.2            19.1
Biotechnology...........................................................................             11.1            14.1
Health care.............................................................................              9.2            10.7
Consumer and business products and services.............................................             45.9            46.6
Financial services......................................................................             28.1            30.3
Other...................................................................................             50.6            57.8
                                                                                              --------------  --------------
Private holdings........................................................................            180.1           219.9
Public holdings.........................................................................             23.0            39.8
Cash and cash equivalents...............................................................             22.4            22.5
Other...................................................................................              3.1             9.5
                                                                                              --------------  --------------
VENTURE CAPITAL PARTNERSHIPS............................................................        $   228.6       $   291.7
                                                                                              ==============  ==============

Unfunded commitments....................................................................        $   154.7       $   166.8
                                                                                              ==============  ==============

Amounts applicable to the closed block:
Venture capital partnerships............................................................        $     0.8       $    --
                                                                                              ==============  ==============
Unfunded commitments....................................................................        $     3.4       $    --
                                                                                              ==============  ==============

The unfunded commitments can be drawn down by the various venture capital partnerships as necessary to fund their portfolio investments.

Investment activity in venture capital partnerships for the years 2002, 2001 and 2000 follows:

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

Capital invested.........................................................       $    43.0       $    47.0       $    96.9
Equity in partnership earnings (losses)..................................           (59.3)          (84.5)          277.3
Cumulative effect of accounting change...................................            --             (75.1)           --
Realized loss on partnerships being sold.................................            (5.1)           --              --
Distributions of earnings received.......................................           (14.2)          (30.5)         (222.4)
Distributions of capital received........................................           (27.5)          (32.5)          (22.6)
                                                                              --------------  --------------  --------------
Change in venture capital partnerships...................................           (63.1)         (175.6)          129.2
Venture capital partnership investments, beginning of year...............           291.7           467.3           338.1
                                                                              --------------  --------------  --------------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF YEAR.....................       $   228.6       $   291.7       $   467.3
                                                                              ==============  ==============  ==============

In February 2003, we reached an agreement to sell a 50% interest in certain of our venture capital partnerships to an outside party and transfer the remaining 50% interest to our closed block. The carrying value of the partnerships being sold and transferred totaled $53.5 after realizing a loss of $5.1 in year 2002 to reflect the proceeds being received. The unfunded commitments of the partnerships being sold and transferred totaled $28.1; the outside party and the closed block will each fund half of these commitments.

AFFILIATE EQUITY AND DEBT SECURITIES

Our investments in affiliate equity and debt securities represent investments in operating entities in which we own less than a majority of the outstanding common stock and where we exercise significant influence over the operating and financial policies of the companies. We use the equity method of accounting for our investments in common stock of these affiliates; we use fair value to report our investments in these affiliates' debt securities. For years prior to 2001, we considered our investments in Aberdeen and HRH debt securities as being held-to-maturity and reported them at amortized cost. In 2001, we transferred these securities to the available-for-sale category and recorded a $110.6 unrealized gain ($71.9 unrealized gain after income taxes).

We evaluate our equity method investments for an other than temporary impairment at each balance sheet date considering quantitative and qualitative factors including quoted market price of underlying equity securities, the duration the carrying value is in excess of fair value and historical and projected earnings and cash flow capacity

Carrying value and cost of investments in affiliates at year-end 2002 and 2001 follows:

                                                                          2002                            2001
                                                             -------------------------------  ------------------------------
                                                                CARRYING                        CARRYING
                                                                 VALUE            COST            VALUE           COST
                                                             --------------   --------------  --------------  --------------

 Aberdeen common stock...................................      $   119.3        $   109.1       $   103.9       $   109.1
 Aberdeen 7% convertible notes...........................           37.5             37.5           101.2            37.5
 Aberdeen 5.875% convertible bonds.......................           15.2             21.2            --              --
 HRH common stock........................................           --               --              18.7            15.9
 HRH 5.25% convertible notes.............................           --               --              78.9            32.0
 Other...................................................           15.4             26.5            27.9            13.4
                                                             --------------   --------------  --------------  --------------
AFFILIATE DEBT AND EQUITY SECURITIES.....................      $   187.4        $   194.3       $   330.6       $   207.9
                                                             ==============   ==============  ==============  ==============

The fair value based on quoted market price of our equity investment in Aberdeen was $43.6 and $221.1 at year-end 2002 and 2001.

ABERDEEN ASSET MANAGEMENT

Our ownership of Aberdeen common stock includes 4% of their outstanding shares that we purchased in May 2001 for $46.8 and 18% of their outstanding shares that we purchased between 1996 and 1999 for $62.3. Our ownership of Aberdeen convertible debt securities includes two issues: $37.5 in 7% convertible subordinated notes issued in 1996 and $19.0 in 5.875% convertible bonds issued in 2002. The notes mature on March 29, 2003, subject to four six-month extensions at Aberdeen's option with increasing interest rates for each extension. The bonds mature in 2007. The conversion prices for both the notes and the bonds are in excess of Aberdeen's common stock price at year-end 2002. The fair value of our investment in Aberdeen common stock, based on the London Stock Exchange closing price at year-end 2002 and 2001, was $43.6 and $221.1, respectively. The carrying value of our investment in Aberdeen on the equity method of accounting totaled $119.3 and $103.9 at year-end 2002 and 2001, respectively. The difference between our investment and our percentage of Aberdeen's net assets represents goodwill resulting from our acquisition of Aberdeen common stock.

A summary of Aberdeen's financial position on a U.K. GAAP basis of accounting at September 30, 2002 and 2001 (its fiscal year-end, converted to U.S. dollars at 2002 and 2001 exchange rates) and results of its operations and cash flows for each of the three years ending September 30, 2002 converted to U.S. dollars using the 2002, 2001 and 2000 average exchange rates follows:

                                                                                                   2002            2001
                                                                                              --------------  --------------

FINANCIAL POSITION
Cash and cash equivalents...............................................................        $    52.5       $    92.6
Other current assets....................................................................             95.8           102.0
Goodwill and other intangible assets....................................................            657.8           599.0
Other general account assets............................................................             86.5            71.0
Separate account assets.................................................................            411.8            82.2
                                                                                              --------------  --------------
Total assets............................................................................          1,304.4           946.8
                                                                                              --------------  --------------
Indebtedness............................................................................            429.8           338.3
Other general account liabilities.......................................................            129.1           204.7
Separate account liabilities............................................................            411.8            82.2
Preferred stockholders' equity..........................................................             33.3            47.0
                                                                                              --------------  --------------
Total liabilities and preferred stockholders' equity....................................          1,004.0           672.2
                                                                                              --------------  --------------
NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS............................................        $   300.4       $   274.6
                                                                                              ==============  ==============


                                                                                  2002            2001            2000
                                                                              --------------  --------------  --------------

RESULTS OF OPERATIONS
Revenues.................................................................       $   289.9       $   264.0       $   179.4
Expenses.................................................................           262.8           228.4           126.7
                                                                              --------------  --------------  --------------
Income before income taxes...............................................            27.1            35.6            52.7
Income taxes.............................................................            16.8            13.9            15.2
                                                                              --------------  --------------  --------------
Net income...............................................................            10.3            21.7            37.5
Preferred stock dividends................................................             1.7             1.8            --
                                                                              --------------  --------------  --------------
NET INCOME APPLICABLE TO COMMON STOCKHOLDERS.............................       $     8.6       $    19.9       $    37.5
                                                                              ==============  ==============  ==============

CASH FLOWS
Cash from operating activities...........................................       $    20.7       $    35.5       $    65.6
Cash (for) from financing activities.....................................            (6.4)          260.6           (16.6)
Cash for investing activities............................................           (53.1)         (293.6)          (37.1)
                                                                              --------------  --------------  --------------
CASH FLOWS...............................................................       $   (38.8)      $     2.5       $    11.9
                                                                              ==============  ==============  ==============

The U.K. investment management industry and the split capital closed-end fund sector in particular have suffered a significant decline in investor confidence and liquidity since September 2001. Aberdeen has acted as a manager of certain of these funds and at its 2002 year-end the funds represented 5% of its assets under management. The U.K. Financial Services Authority has commenced a review of the split capital fund sector, including Aberdeen's managed funds. The U.K. Financial Ombudsman Service has also commenced a related review of one of the funds managed by Aberdeen.

On November 1, 2002, Aberdeen announced the results of a strategic review, which concluded that it should focus on its core strength of active management of equity and fixed income securities. Consistent with the review, Aberdeen subsequently announced its intentions to divest of a business segment that actively manages property investments and a conditional agreement to dispose of its rights to manage certain retail funds for cash consideration of $138.0.

Sources of equity in earnings of and interest earned from investments in affiliates for the years 2002, 2001 and 2000 follow:

                                                                                  2002            2001             2000
                                                                              --------------  --------------  ---------------

Aberdeen common stock dividends..........................................       $     3.8       $     6.3            $5.0
Equity in Aberdeen undistributed income (loss)...........................             2.3            (0.5)            2.0
Aberdeen 7% convertible notes............................................             2.6             2.6             2.6
Aberdeen 5.875% convertible bonds........................................             1.2            --              --
HRH common stock dividends...............................................             0.5             0.6             0.6
Equity in HRH undistributed income.......................................             2.5             1.9             0.6
HRH 5.25% convertible notes..............................................             1.3             1.7             1.7
Other....................................................................            (3.2)           (0.1)           (0.8)
                                                                              --------------  --------------  ---------------
AFFILIATE INVESTMENT INCOME..............................................       $    11.0       $    12.5       $    11.7
                                                                              ==============  ==============  ===============

In connection with the adoption of a new accounting standard for goodwill and other intangible assets (Note 4), we recorded a charge of $10.3 ($10.3 after income taxes) as the cumulative effect adjustment to reduce the carrying value of goodwill to its fair value for our equity investment in an Argentine financial services company in which we have a 50% interest that is reflected in the other category above.

POLICY LOANS AND OTHER INVESTED ASSETS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. For purposes of fair value disclosures (Note 12), we estimate the fair value of fixed rate policy loans by discounting the present value of loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include leveraged lease investments and other partnership and joint venture interests. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests.

Our derivative instruments primarily include interest rate swap agreements. We report these contracts at fair values, which are based on current settlement values. These values are determined by brokerage quotes that utilize pricing models or formulas based on current assumptions for the respective agreements.

Other invested assets at year-end 2002 and 2001 follow:

                                                                                                   2002            2001
                                                                                              --------------  --------------

Transportation and other equipment leases...............................................        $    66.0       $    85.0
Separate account equity investments.....................................................             36.0            54.6
Mezzanine partnerships..................................................................             45.4            37.1
Affordable housing partnerships.........................................................             25.7            28.2
Derivative instruments (Note 12)........................................................             37.1            20.6
Other affiliate investments.............................................................              8.1             7.6
Equity investments in collateralized obligations........................................             17.8            18.8
Other partnership interests.............................................................             75.2            39.0
                                                                                              --------------  --------------
OTHER INVESTED ASSETS...................................................................        $   311.3       $   290.9
                                                                                              ==============  ==============

NET INVESTMENT INCOME

Sources of net investment income for the years 2002, 2001 and 2000 follow:

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

Debt securities..........................................................       $   729.0       $   677.6       $   601.2
Equity securities........................................................             3.9             5.2            13.3
Mortgage loans...........................................................            40.4            45.0            54.6
Real estate..............................................................            13.9            16.1             9.2
Venture capital partnerships.............................................           (59.3)          (84.5)          277.3
Affiliate debt and equity securities.....................................            11.0            12.5            11.7
Other invested assets....................................................             3.2             7.1             3.4
Policy loans.............................................................           171.8           168.6           157.4
Cash and cash equivalents................................................            10.8            15.2            27.5
                                                                              --------------  --------------  --------------
Total investment income..................................................           924.7           862.8         1,155.6
Less: investment expenses................................................            17.4            20.1            14.3
                                                                              --------------  --------------  --------------
NET INVESTMENT INCOME....................................................       $   907.3       $   842.7        $1,141.3
                                                                              ==============  ==============  ==============

NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions, when declines in fair value of debt and equity securities whose value, in our judgment, is considered to be other-than-temporarily impaired are written down to fair value as a charge to realized losses included in net income. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made. The new cost basis is not changed for subsequent recoveries in value. The closed block policyholder dividend obligation, applicable deferred policy acquisition costs, and applicable income taxes are reported separately as components of net income.

Effective April 1, 2001, we adopted a new accounting pronouncement for securitized financial instruments. This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific valuation methods to these securities to determine if there has been an other-than-temporary decline in value. Upon adoption of this pronouncement, we recorded a $31.6 charge ($20.5 charge after income taxes) as the cumulative effect of an accounting change.

Sources and types of net realized investment gains (losses) for the years 2002, 2001 and 2000 follow:

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

Debt securities..........................................................       $  (122.9)      $   (72.6)      $    (7.5)
Equity securities........................................................            (9.8)           --              --
Mortgage loans...........................................................            (0.6)           (6.1)           (1.8)
Real estate..............................................................            --              --              (6.1)
Venture capital partnerships.............................................            (5.1)           --              --
Other invested assets....................................................           (22.0)           (3.7)           --
                                                                              --------------  --------------  --------------
IMPAIRMENT LOSSES........................................................          (160.4)          (82.4)          (15.4)
                                                                              --------------  --------------  --------------
Debt securities gains....................................................            92.6            53.2             9.6
Debt securities losses...................................................           (45.9)          (31.5)          (56.5)
Equity securities gains..................................................           116.3            12.2           178.2
Equity securities losses.................................................           (22.4)          (21.0)          (31.4)
Mortgage loans...........................................................             0.2             7.1             4.8
Real estate..............................................................             4.0            (2.5)            1.8
Other invested assets....................................................            (1.9)          215.0            (1.9)
                                                                              --------------  --------------  --------------
NET TRANSACTION GAINS....................................................           142.9           232.5           104.6
                                                                              --------------  --------------  --------------
NET REALIZED INVESTMENT GAINS (LOSSES)...................................       $   (17.5)      $   150.1       $    89.2
                                                                              ==============  ==============  ==============
Closed block applicable policyholder dividend obligation (reduction).....           (40.3)          (15.4)           --
Applicable deferred acquisition costs (benefit)..........................            25.1            10.5           (10.7)
Applicable deferred income taxes (benefit)...............................             (.5)           53.4            32.9
                                                                              --------------  --------------  --------------
Offsets to realized investment gains (losses)............................           (15.7)           48.5            22.2
                                                                              --------------  --------------  --------------
NET REALIZED INVESTMENT GAINS (LOSSES) INCLUDED IN NET INCOME............       $    (1.8)      $   101.6       $    67.0
                                                                              ==============  ==============  ==============

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

Sources of net unrealized investment gains (losses) for the years 2002, 2001 and 2000 follow:

                                                                                2002             2001             2000
                                                                           ---------------  ---------------  ---------------

Debt securities..........................................................    $    520.6       $     89.7       $    213.8
Equity securities........................................................          22.8            (23.8)           (98.6)
Affiliate debt securities................................................        (116.5)           110.6             --
Other investments .......................................................          (1.1)             3.6             (0.6)
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS..........................................    $    425.8       $    180.1       $    114.6
                                                                           ===============  ===============  ===============

Net unrealized investment gains..........................................    $    425.8       $    180.1       $    114.6
                                                                           ---------------  ---------------  ---------------
Applicable policyholder dividend obligation..............................         369.4            108.8             --
Applicable deferred policy acquisition costs.............................          95.9            (28.5)           116.6
Applicable deferred income taxes (benefit)...............................         (13.8)            33.9             (0.7)
                                                                           ---------------  ---------------  ---------------
Offsets to net unrealized investment gains...............................         451.5            114.2            115.9
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES)
  INCLUDED IN OTHER COMPREHENSIVE INCOME (Note 10).......................    $    (25.7)      $     65.9       $     (1.3)
                                                                           ===============  ===============  ===============

CASH FLOWS

Investment purchases, sales, repayments and maturities for the years 2002, 2001 and 2000 follow:

                                                                                 2002            2001             2000
                                                                           ---------------  ---------------  ---------------

Debt security purchases................................................      $ (4,725.5)      $ (3,531.3)      $ (1,774.4)
Equity security purchases..............................................           (58.3)           (72.8)          (130.5)
Venture capital partnership investments................................           (43.0)           (47.0)           (96.9)
Affiliate equity and debt security purchases...........................           (28.0)           (46.8)            --
Other invested asset purchases.........................................           (73.0)           (57.4)           (45.7)
Policy loan advances, net..............................................           (23.7)           (67.0)           (62.7)
                                                                           ---------------  ---------------  ---------------
INVESTMENT PURCHASES...................................................      $ (4,951.5)      $ (3,822.3)      $ (2,110.2)
                                                                           ===============  ===============  ===============

Debt securities sales..................................................      $  1,805.1       $  1,219.5       $    921.9
Debt securities maturities and repayments..............................         1,305.6            824.7            526.0
Equity security sales..................................................           273.2            114.6            515.4
Mortgage loan maturities and principal repayments......................            67.7             58.7            126.6
Venture capital partnership capital distributions......................            28.5             30.7             37.9
Real estate and other invested assets sales............................            69.9             36.8             26.6
                                                                           ---------------  ---------------  ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES............................      $  3,550.0       $  2,285.0       $  2,154.4
                                                                           ===============  ===============  ===============

The maturities of debt securities and mortgage loans, by contractual sinking fund payment and maturity, at year-end 2002 are summarized in the following table. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, we may have the right to put or sell the obligations back to the issuers and mortgage loans may be refinanced. We did not refinance any mortgage loans during 2002 or 2001.

                                                                                                AFFILIATE
                                                                 DEBT           MORTGAGE          DEBT
                                                              SECURITIES         LOANS          SECURITIES         TOTAL
                                                             --------------   --------------  --------------   -------------

  Due in one year or less..............................       $   1,044.3      $      84.9     $      37.5      $   1,166.7
  Due after one year through five years................           3,613.3            240.5            21.2          3,875.0
  Due after five years through ten years...............           2,663.6             73.5            --            2,737.1
  Due after ten years..................................           3,860.9             69.9            --            3,930.8
                                                             --------------   --------------  --------------
                                                                                                               -------------
  TOTAL................................................       $  11,182.1      $     468.8     $      58.7      $  11,709.6
                                                             ==============   ==============  ==============   =============


4.       GOODWILL AND OTHER INTANGIBLE ASSETS

At the beginning of 2002, we adopted the new accounting standard for goodwill and other intangible assets, including amounts reflected in our carrying value of equity-method investments. Under this new standard, we discontinued recording amortization expense on goodwill and other intangible assets with indefinite lives, but we continue recording amortization expense for those intangible assets with definite estimated lives. For goodwill and indefinite-lived intangible assets, we perform impairment tests at the reporting-unit level at least annually. For purposes of the impairment test, the fair value of the reporting units is based on the sum of: a multiple of revenue, plus the fair value of the units tangible net fixed assets. Prior to 2002, we amortized goodwill principally over forty years and investment management contracts and employment contracts over five to sixteen years and three to seven years, respectively. All amortization expense has been and continues to be calculated on a straight-line basis.

Upon adoption of the new accounting standard, we recorded a cumulative effect charge of $10.4 to reduce the carrying value of goodwill and other intangible assets with indefinite lives to fair value related to an international equity investment.

The gross and net carrying amounts of goodwill and other intangible assets at year-end 2002 and 2001 follow:

                                                                       2002                              2001
                                                         ---------------------------------  --------------------------------
                                                             GROSS              NET             GROSS             NET
                                                         ---------------   ---------------  ---------------  ---------------

Goodwill.............................................      $     3.8         $     2.5        $     3.8        $     3.2
Other................................................            3.2                .6             21.8             19.4
                                                         ---------------   ---------------  ---------------  ---------------
GOODWILL AND OTHER INTANGIBLE ASSETS.................      $     7.0         $     3.1        $    25.6        $    22.6
                                                         ===============   ===============  ===============  ===============

Estimated intangible asset amortization for the next five years totals $0.5 as follows: 2003, $0.2; 2004, $0.2; 2005, $0.1 and $0.0 for 2006 and 2007.


5.       FINANCING ACTIVITIES

INDEBTEDNESS

We have recorded indebtedness at unpaid principal balances of each instrument. For purposes of fair value disclosures, we have determined the fair value of indebtedness based on contractual cash flows discounted at market rates.

Our surplus notes are an obligation of Phoenix Life and are due December 1, 2006. Interest payments are at an annual rate of 6.95%, require the prior approval of the Superintendent of Insurance of the State of New York (Superintendent) and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York insurance law. The notes have no early redemption provisions. New York insurance law provides that the notes are not part of the legal liabilities of Phoenix Life. The carrying value was $175.0 million for 2002 and 2001. The fair value was $182.5 million and $183.4 million at 2002 and 2001, respectively

In December 2002, The Phoenix Companies closed on a new $100, 364-day unfunded unsecured senior revolving credit facility. This facility replaced the $375.0 credit facility, which was terminated. The Phoenix Companies unconditionally guarantees any loans under the new facility to us. Base rate loans would bear interest at the greater of our lead bank's prime commercial rate or effective funds rate plus 0.5%. Eurodollar rate loans would bear interest at LIBOR plus an applicable margin. Credit facility covenants require The Phoenix Companies to maintain a minimum consolidated stockholders' equity of $1,700, a maximum consolidated debt-to-capital ratio of 30% and, for us, a minimum risk-based capital ratio of 225%. All credit facility covenants were complied with at year-end 2002. There were no borrowings on this credit line in 2002.

At year-end 2002, we had $10.6 of standby letters of credit primarily to cover any potential losses on certain reinsurance.

Interest expense on our indebtedness for the years 2002, 2001 and 2000 follows:

                                                                                  2002            2001            2000
                                                                              --------------  --------------  --------------

Surplus notes............................................................       $    12.2       $    12.2       $    12.2
Senior unsecured bonds...................................................            --              --              --
Bank credit facility and other indebtedness..............................            --               7.8            20.5
                                                                              --------------  --------------  --------------
Total interest expense...................................................       $    12.2       $    20.0       $    32.7
                                                                              ==============  ==============  ==============

Interest expense paid....................................................       $    12.2       $    23.7       $    34.1
                                                                              ==============  ==============  ==============


6.       DEMUTUALIZATION AND CLOSED BLOCK

Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company (Phoenix Life).

Effective June 30, 2001, we adopted a new accounting pronouncement, which provided guidance on accounting by insurance enterprises for demutualization, including the emergence of earnings from and the financial presentation of the closed block established in connection with the demutualization. The pronouncement specifies that closed block assets, liabilities, revenues and expenses should be displayed with all other assets, liabilities, revenues and expenses of the insurance enterprise based on the nature of the particular item, with appropriate disclosures relating to the closed block. We recorded a charge on adoption of $30.3 to equity representing the establishment of the policyholder dividend obligation along with the corresponding effect on deferred policy acquisition costs and deferred income taxes.

As specified in the plan of reorganization, Phoenix Life established a closed block as of December 31, 1999 to preserve over time the reasonable dividend expectations of individual life and annuity policyholders for which dividends were currently being paid or were expected to be paid under the then-current dividend scale. The closed block comprises a defined limited group of policies and a defined set of assets, is governed by a set of operating rules and it will continue in effect as long as any policy in the closed block remains in effect.

Phoenix Life allocated assets to the closed block in an amount we believed sufficient to produce cash flows which, together with anticipated premiums and other revenues from the policies included in the closed block, we expect to support payment of obligations relating to these policies. These obligations include the payment of claims, certain expenses, taxes and policyholder dividends, which we estimated to continue at rates in effect for 2000.

We use the same accounting principles to account for the participating policies included in the closed block as we used prior to the date of demutualization. The only accounting policy difference is the establishment of the policyholder dividend obligation, described below.

The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

In our financial statements, we present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders, but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected.

As closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earning contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

Summarized information on closed block assets and liabilities at year-end 2002 and 2001 and inception (December 31, 1999) and closed block revenues and expenses, changes in the policyholder dividend obligation and cash flows, all for the cumulative period from inception to year-end 2002, the year 2002 and from the date of demutualization (June 25, 2001) to year-end 2001, follow:

                                                                               2002              2001          INCEPTION
                                                                          ----------------  ---------------  ---------------

Debt securities........................................................     $  6,418.0        $  5,739.5       $  4,773.1
Policy loans...........................................................        1,399.0           1,407.1          1,380.0
Mortgage loans.........................................................          373.2             386.5            399.0
Venture capital partnerships...........................................            0.8              --               --
                                                                          ----------------  ---------------  ---------------
Total closed block investments.........................................        8,191.0           7,533.1          6,552.1
Cash and cash equivalents..............................................          200.2             176.6             --
Accrued investment income..............................................          110.9             125.6            106.8
Premiums receivable....................................................           42.1              41.1             35.2
Deferred income taxes..................................................          402.7             392.8            389.4
Other closed block assets..............................................           45.2              18.0              6.2
                                                                          ----------------  ---------------  ---------------
TOTAL CLOSED BLOCK ASSETS..............................................        8,992.1           8,287.2          7,089.7
                                                                          ----------------  ---------------  ---------------
Policy liabilities and accruals........................................        9,449.0           9,150.2          8,301.7
Policyholder dividends payable.........................................          363.4             357.3            325.1
Policyholder dividend obligation.......................................          547.3             167.2             --
Other closed block liabilities.........................................           24.2              48.8             12.3
                                                                          ----------------  ---------------  ---------------
TOTAL CLOSED BLOCK LIABILITIES.........................................       10,383.9           9,723.5          8,639.1
                                                                          ----------------  ---------------  ---------------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS............     $  1,391.8        $  1,436.3       $  1,549.4
                                                                          ================  ===============  ===============

                                                                             CUMULATIVE          2002             2001
                                                                           ---------------  ---------------  ---------------

Premiums...............................................................     $   3,238.0      $   1,043.2      $     565.7
Net investment income .................................................         1,638.1            562.0            281.1
Net realized investment losses.........................................           (79.7)           (49.3)           (18.4)
                                                                           ---------------  ---------------  ---------------
TOTAL REVENUES.........................................................         4,796.4          1,555.9            828.4
                                                                           ---------------  ---------------  ---------------
Policy benefits, excluding dividends...................................         3,302.5          1,079.4            580.0
Policyholder dividends.................................................         1,153.0            390.0            190.8
Additional policyholder dividend obligation provision..................            23.9             10.7             13.2
Other operating expenses...............................................            39.0             10.3              6.1
                                                                           ---------------  ---------------  ---------------
TOTAL BENEFITS AND EXPENSES............................................         4,518.4          1,490.4            790.1
                                                                           ---------------  ---------------  ---------------
Closed block contribution to income before income taxes................           278.0             65.5             38.3
Applicable income taxes................................................            97.7             22.6             13.4
                                                                           ---------------  ---------------  ---------------
CLOSED BLOCK CONTRIBUTION TO INCOME....................................     $     180.3      $      42.9      $      24.9
                                                                           ===============  ===============  ===============

Unrealized investment gains............................................     $     478.2      $     369.4      $      38.5
Revenue in excess of benefits and expenses.............................            69.1             10.7             13.2
Revenue in excess of benefits and expenses ($45.2) and
  unrealized investment gains ($70.3) charges to retained earnings.....            --                --             115.5
Policyholder dividend obligation, beginning of period..................            --              167.2             --
                                                                          ----------------  ---------------  ---------------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD........................     $     547.3      $     547.3      $     167.2
                                                                          ================  ===============  ===============

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings.


7.       SEPARATE ACCOUNTS AND INVESTMENT TRUSTS

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

Separate account assets and liabilities are primarily carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.

Investment trusts are assets held for the benefit of institutional clients which have investments in structured finance products offered by PXP. Structured finance products include collateralized debt and bond obligations backed by portfolios of public high yield bonds, emerging market bonds, commercial mortgage-backed and asset-backed securities and bank loans.

Investment trusts for which PXP is the sponsor and actively manages the assets, and for which there is not a substantive amount of outside third party equity investment in the trust, are consolidated in the financial statements. Our financial exposure is limited to our share of equity and bond investments in these vehicles and there are no financial guarantees from us, or recourse to us, for these investment trusts. Asset valuation changes are directly offset by changes in the corresponding liabilities. Fees are recorded when management services provided to the trusts are earned and are included in revenues.

Separate accounts and investment trusts at year-end 2002 and 2001 follow:

                                                                                                 2002             2001
                                                                                            ---------------  ---------------

Life and Annuity segment separate accounts..............................................      $  4,131.7       $  4,769.6
Corporate and Other segment separate accounts...........................................           239.5            255.6
                                                                                            ---------------  ---------------
Total separate accounts.................................................................         4,371.2          5,025.2
                                                                                            ---------------  ---------------
Phoenix CDO I ..........................................................................           150.4            160.1
Phoenix CDO II..........................................................................           377.2            384.7
Phoenix-Mistic 2002-1 CBO...............................................................           894.3             --
                                                                                            ---------------  ---------------
Total investment trusts.................................................................         1,421.9            544.8
                                                                                            ---------------  ---------------
TOTAL SEPARATE ACCOUNT ASSETS AND INVESTMENT TRUSTS.....................................      $  5,793.1       $  5,570.0
                                                                                            ===============  ===============

VARIABLE INTEREST ENTITIES

A new accounting standard was issued in January 2003 that interprets the existing standards on consolidation. It clarifies the application of standards of consolidation to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties (variable interest entities). Variable interest entities are required to be consolidated by their primary beneficiaries if they do not effectively disperse risks among all parties involved. The primary beneficiary of a variable interest entity is the party that absorbs a majority of the entity's expected losses, receives a majority of its expected residual returns, or both, as a result of holding variable interests. As required, on February 1, 2003, we adopted the new standard for variable interest entities created after January 31, 2003 and for variable interest entities in which we obtain an interest after January 31, 2003. We will adopt the new standard on July 1, 2003 for variable interest entities in which we hold a variable interest that we acquired before February 1, 2003. We are currently evaluating the effect of the adoption on our consolidated financial statements.

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may hold interests in those entities. We serve as the investment advisor to eight collateralized bond obligations (CBOs) that were motivated by bond market arbitrage opportunities, including the three in the table above. The eight CBOs have aggregate assets of $3 billion that are invested in a variety of fixed income securities and purchased from third parties. The CBOs reside in bankruptcy remote special purpose entities in which we neither provide recourse or guarantees. Our exposure under the new standard stems from our debt and equity investments in these CBOs in which affiliates earn advisory fees to manage the CBO portfolios. Our maximum exposure to loss with respect to the CBOs is $86.1 at year-end.


8.       INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return.

The allocation of income taxes to elements of comprehensive income (loss) and between current and deferred for the years 2002, 2001 and 2000 follows:

                                                                                   2002            2001              2000
                                                                              --------------  --------------  --------------

CONTINUING OPERATIONS
Current................................................................         $     (6.6)     $     12.9      $    131.9
Deferred...............................................................               (8.8)          (28.3)          (71.6)
                                                                              --------------  --------------  --------------
CONTINUING OPERATIONS..................................................              (15.4)          (15.4)           60.3
Discontinued operations................................................               --              --              (5.9)
Cumulative effect of accounting changes................................               --             (35.2)           --
                                                                              --------------  --------------  --------------
NET INCOME (LOSS)......................................................              (15.4)     $    (50.6)     $     54.4
Other comprehensive income.............................................               (6.1)           31.2            (2.3)
                                                                              --------------  --------------  --------------
COMPREHENSIVE INCOME (LOSS)............................................         $    (21.5)     $    (19.4)     $     52.1
                                                                              ==============  ==============  ==============

Current................................................................         $     (6.6)     $     12.9      $    126.0
Deferred...............................................................              (14.9)          (32.3)          (73.9)
                                                                              --------------  --------------  --------------
INCOME TAXES (BENEFIT) APPLICABLE TO COMPREHENSIVE INCOME..............         $    (21.5)     $    (19.4)           52.1
                                                                              ==============  ==============  ==============

INCOME TAXES PAID (RECOVERED)..........................................         $     (2.2)     $    (47.0)     $    135.8
                                                                              ==============  ==============  ==============

For the years 2002, 2001 and 2000, the effective federal income tax rates applicable to income from continuing operations differ from the 35.0% statutory tax rate. Items giving rise to the differences and the effects are as follow:

                                                                                    2002           2001            2000
                                                                              --------------- --------------  --------------

Income taxes (benefit) at statutory rate...............................         $      .2       $    19.2       $    59.2
Tax advantaged investment income.......................................             (12.6)           (7.2)           (6.7)
Non-deductible intangible asset amortization and impairments...........               --             --               2.7
Minority interest in income of subsidiaries............................              --              --              (2.0)
Other, net.............................................................              (3.0)           (6.4)           (3.3)
Differential earnings (mutual life insurance company equity tax).......              --             (21.0)           10.4
                                                                              --------------- --------------  --------------
INCOME TAXES (BENEFIT) APPLICABLE TO CONTINUING OPERATIONS.............         $   (15.4)      $   (15.4)      $    60.3
                                                                              =============== ==============  ==============

Deferred income tax assets (liabilities) attributable to temporary differences at year-end 2002 and 2001 follow:

                                                                                                   2002            2001
                                                                                              --------------  --------------

Deferred income tax assets:
Future policyholder benefits............................................................        $   190.3       $   207.8
Unearned premiums / deferred revenues...................................................            129.3           133.6
Policyholder dividend obligation........................................................            113.3            16.3
Employee benefits.......................................................................             83.5            84.6
Intangible assets.......................................................................              2.6            --
Investments.............................................................................             93.3            68.7
Net operating loss carryover benefits...................................................             34.7            --
Foreign tax credits carryover benefits..................................................               .1            --
Other...................................................................................             28.0            --
                                                                                              --------------  --------------
GROSS DEFERRED INCOME TAX ASSETS........................................................            675.1           511.0
                                                                                              --------------  --------------
Deferred tax liabilities:
Deferred policy acquisition costs.......................................................           (282.1)         (234.1)
Investments.............................................................................           (348.6)         (235.0)
Other ..................................................................................            (14.4)          (19.0)
                                                                                              --------------  --------------
GROSS DEFERRED INCOME TAX LIABILITIES...................................................           (645.1)         (488.1)
                                                                                              --------------  --------------
DEFERRED INCOME TAX ASSET ..............................................................        $    30.0       $    22.9
                                                                                              ==============  ==============

We have elected to file a consolidated federal income tax return for 2002 and prior years with The Phoenix Companies. Within the consolidated tax return, we are required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

At year-end 2002, we had net operating losses of $99.1 for federal income tax purposes of which $1.3 expires in 2011, $1.3 expires in 2012, $24.6 expires in 2015, $15.6 expires in 2016 and $56.2 expires in 2017. The operating losses are primarily attributable to the life insurance group of subsidiaries. We believe that the tax benefits of these losses will be fully realized before their expiration. As a result, no valuation allowance has been recorded against the deferred income tax asset resulting from the net operating losses.

At year-end 2002, we had foreign tax credit carryover totaling $0.1, which is scheduled to expire in 2006. We expect to realize the benefits of the foreign tax credits, therefore, no valuation allowance has been recorded against this tax benefit.


9.       EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

We have entered into agreements with certain key executives of both Phoenix Life and PXP that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by the company for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements.

We recorded a non-recurring expense of $27.1 ($17.6 after income taxes) in 2002 primarily in connection with organizational and employment-related costs. In the fourth quarter of 2002, we recorded an additional non-recurring expense of $3.5 ($2.6 after income taxes) primarily associated with a work force reduction commitment.

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 ("ERISA"). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, Phoenix Life sponsored the aforementioned employee benefit plans. Effective June 25, 2001, Phoenix Life's parent, The Phoenix Companies, Inc., became the sponsor of these plans. Substantially all of our employees remained participants of the plans.

We recognize pension and other post-retirement benefit costs and obligations over the employees' expected service periods by discounting an estimate of aggregate benefits. We estimate aggregate benefits by using assumptions for employee turnover, future compensation increases, rates of return on pension plan assets and future health care costs. We recognize an expense for differences between actual experience and estimates over the average future service period of participants. We recognize an expense for our contributions to employee and agent savings plans at the time employees and agents make contributions to the plans. We also recognize the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Effective with the change in sponsorship of employee benefit plans to our parent, the liability for the excess of accrued pension cost of each plan over the amounts contributed to the plans was recorded as an employee benefit liability due to parent. In addition, the allocated expense for each period is recorded as a liability due to parent.

Prior to the aforementioned change in plan sponsorship to our parent in 2001, we also recognized an additional liability for any excess of the accumulated benefit obligation of each plan over the fair value of plan assets. The offset to this additional liability is first recognized as an intangible asset, which is limited to unrecognized prior service, including any unrecognized net transition obligation. Any additional offsets are then recognized as an adjustment to accumulated other comprehensive income. Effective with the June 25, 2001 change in sponsorship of our pension plans to our parent, the additional liability for excess of accumulated benefit obligation over the plan assets became a direct liability of our parent. Accordingly we have accounted for this foregiveness of a liability by our parent as a capital contribution of $14.4 million as of January 1, 2002.


Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

The Phoenix Companies' changes in the plans' assets and projected benefit obligations for the years 2002 and 2001 follow:

                                                                        EMPLOYEE PLAN               SUPPLEMENTAL PLAN
                                                                 ----------------------------  -----------------------------
                                                                     2002           2001           2002           2001
                                                                 -------------  -------------  -------------- --------------

ASSETS:
Plan assets' actual return....................................     $   (43.2)     $   (28.4)     $    --        $    --
Employer contributions........................................          --             --              4.2            5.2
Participant benefit payments..................................         (24.2)         (21.3)          (4.2)          (5.2)
                                                                 -------------  -------------  -------------- --------------
Change in plan assets.........................................         (67.4)         (49.7)          --             --
Plan assets, beginning of year................................         395.1          444.8           --             --
                                                                 -------------  -------------  -------------- --------------
PLAN ASSETS, END OF YEAR......................................     $   327.7      $   395.1      $    --        $    --
                                                                 =============  =============  ============== ==============

PROJECTED BENEFIT OBLIGATION:
Service and interest cost accrual.............................     $   (36.5)     $   (33.5)     $   (12.0)     $   (11.0)
Actuarial gain (loss).........................................         (23.2)           0.2          (17.8)         (23.7)
Plan amendments...............................................         (11.8)          (4.3)          19.1          (14.5)
Curtailments..................................................          --            (12.2)          (0.6)          (2.2)
Participant benefit payments..................................          24.2           21.3            4.2            5.2
                                                                 -------------  -------------  -------------- --------------
Change in projected benefit obligation........................         (47.3)         (28.5)          (7.1)         (46.2)
Projected benefit obligation, beginning of year...............        (362.8)        (334.3)        (119.8)         (73.6)
                                                                 -------------  -------------  -------------- --------------
PROJECTED BENEFIT OBLIGATION, END OF YEAR.....................     $  (410.1)     $  (362.8)     $  (126.9)     $  (119.8)
                                                                 =============  =============  ============== ==============

The funded status of the plans at year-end 2002 and 2001 follows:

                                                                       EMPLOYEE PLAN                SUPPLEMENTAL PLAN
                                                               ------------------------------  -----------------------------
                                                                   2002            2001            2002            2001
                                                               --------------  --------------  --------------  -------------

Excess of accrued pension benefit cost
  over amount contributed to plan............................    $   (25.7)      $   (26.6)      $   (73.6)      $   (60.9)
Excess of accumulated benefit obligation over plan assets....        (25.3)           --             (37.9)          (40.8)
                                                               --------------  --------------  --------------  -------------
Accrued benefit obligation in other liabilities .............        (51.0)          (26.6)         (111.5)         (101.7)
Intangible asset  ...........................................         14.2            --              --              18.6
Minimum pension liability adjustment in
  accumulated other comprehensive income.....................         11.1            --              37.9            22.2
                                                               --------------  --------------  --------------  -------------
Funding status recognized in balance sheet ..................        (25.7)          (26.6)          (73.6)          (60.9)
                                                               --------------  --------------  --------------  -------------
Net unamortized gain (loss) .................................        (47.4)           55.4           (54.4)          (40.3)
Unamortized prior service (cost) credit .....................        (14.2)           (3.9)            1.1           (18.6)
Net unamortized transition asset ............................          4.9             7.4            --              --
                                                               --------------  --------------  --------------  -------------
Funding status unrecognized in balance sheet ................        (56.7)           58.9           (53.3)          (58.9)
                                                               --------------  --------------  --------------  -------------
PLAN ASSETS GREATER (LESS) THAN
  PROJECTED BENEFIT OBLIGATIONS, END OF YEAR ................    $   (82.4)      $    32.3       $  (126.9)      $  (119.8)
                                                               ==============  ==============  ==============  =============

At year-end 2002, we estimate minimum funding requirements for the employee pension plan of $138.0 through 2007, including $1.7 in 2003 and $8.6 in 2004.

OTHER POST-EMPLOYMENT BENEFITS. The funded status of the other post-retirement plans at year-end 2002 and 2001 follows:

                                                                                                  2002            2001
                                                                                              --------------  --------------

Accrued benefit obligation included in other liabilities................................        $  (106.4)      $  (108.7)
                                                                                              --------------  --------------
Net unamortized gain....................................................................             18.3            42.0
Unamortized prior service (costs) credits...............................................             13.9            (2.1)
                                                                                              --------------  --------------
Funding status unrecognized in balance sheet............................................             32.2            39.9
                                                                                              --------------  --------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS, END OF YEAR........................        $   (74.2)      $   (68.8)
                                                                                              ==============  ==============

The health care cost trend rate has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated post-retirement benefit obligation by $3.1 and the annual service and interest cost by $0.4. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated post-retirement benefit obligation by $3.0 and the annual service and interest cost by $0.4.


10.      OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities, minimum pension liability adjustments in excess of unrecognized prior service cost, foreign currency translation gains and losses and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. Minimum pension liability adjustments in excess of unrecognized prior service cost are adjusted or eliminated in subsequent periods to the extent that plan assets exceed accumulated benefits. Foreign currency translation gains and losses are recorded in accumulated other comprehensive income until the foreign entity is sold or liquidated or the functional currency of that entity is deemed to be highly inflationary. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Sources of other comprehensive income for the years 2002, 2001 and 2000 follow:

                                                        2002                      2001                      2000
                                             -------------------------------------------------------------------------------
                                                 GROSS          NET         GROSS         NET         GROSS         NET
                                             ------------- ------------ ------------- ------------ ------------ ------------

Gains (losses) on investments.............     $  683.0     $  141.4      $   86.5     $    6.9     $  205.2     $   57.6
Gains (losses) on affiliate debt securities      (116.5)       (75.7)        110.6         71.9         --           --
Net realized investment gains (losses)
  on available-for-sale securities
  included in net income..................       (140.7)       (91.4)        (17.0)       (12.9)       (90.6)       (58.9)
                                             ------------- ------------ ------------- ------------ ------------ ------------
Net unrealized investment gains (losses)..        425.8        (25.7)        180.1         65.9        114.6         (1.3)
Net unrealized derivative instruments
  gains...................................          5.3          3.4           7.7          5.0         --           --
Net unrealized foreign currency
  translation adjustment .................          7.1          1.2          (2.6)        (1.7)        (7.1)        (4.6)
Minimum pension liability adjustment......         --           --           (12.8)        (8.3)         2.5          1.6
                                             ------------- ------------ ------------- ------------ ------------ ------------
Other comprehensive income................        438.2     $  (21.1)        172.4     $   60.9        110.0     $   (4.3)
                                             ------------- ============ ------------- ============ ------------ =============
Applicable policyholder
  dividend obligation.....................        369.4                      108.8                      --
Applicable deferred policy acquisition
  cost amortization.......................         95.9                      (28.5)                    116.6
Applicable deferred income taxes (benefit)         (6.1)                      31.2                      (2.3)
                                             --------------             -------------             -------------
Offsets to other comprehensive income.....        449.9                      111.5                     114.3
                                             --------------             -------------             -------------
OTHER COMPREHENSIVE INCOME................     $  (21.1)                  $   60.9                  $   (4.3)
                                             ==============             =============             =============

Components of accumulated other comprehensive income at year-end 2002 and 2001 follows:

                                                                                  2002                      2001
                                                                        -------------------------- -------------------------
                                                                            GROSS         NET          GROSS         NET
                                                                        ------------- ------------ ------------- -----------

Unrealized gains on investments......................................     $  691.4     $   70.4     $  265.6     $   96.1
Unrealized gains on derivative instruments...........................         13.0          8.4          7.7          5.0
Unrealized currency translation adjustment...........................         (1.6)        (4.4)        (8.7)        (5.6)
Minimum pension liability adjustment.................................         --           --          (22.2)       (14.4)
                                                                        ------------- ------------ ------------- -----------
Accumulated other comprehensive income...............................        702.8     $   74.4        242.4     $   81.1
                                                                        ------------- ============= ------------ =============
Applicable policyholder dividend obligation..........................        478.2                     108.8
Applicable deferred policy acquisition costs.........................        106.3                      10.4
Applicable deferred income taxes.....................................         43.9                      42.1
                                                                        -------------             -------------
Offsets to other comprehensive income................................        628.4                     161.3
                                                                        -------------             -------------
ACCUMULATED OTHER COMPREHENSIVE INCOME...............................     $   74.4                  $   81.1
                                                                        =============             =============


11.      DISCONTINUED OPERATIONS

During 1999, we discontinued the operations of three of our business segments which in prior years had been reflected as reportable business segments: reinsurance operations, group life and health operations and real estate management operations. We sold several operations, had a signed agreement to sell one of the operations and we implemented plans to withdraw from the remaining businesses. The operating results of discontinued operations and the gain or loss on disposal are shown in the table below.

During 1999, we placed certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under those contracts.

We established reserves and reinsurance recoverables for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves and reinsurance recoverables are a net present value amount that is based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect under our finite reinsurance and other reinsurance to cover our losses and the likely legal and administrative costs of winding down the business.

Total reserves were $35.0 and $60.0 and total reinsurance recoverables were $65.0 and $30.0 at year-end 2002 and 2001, respectively. In addition, in 1999 we purchased finite aggregate excess-of-loss reinsurance to further protect us from unfavorable results from this discontinued business. The maximum coverage available from our finite reinsurance coverage is currently $120.0. The amount of our total financial provisions at year-end 2002 was therefore $90.0, consisting of reserves, less reinsurance recoverables, plus the amount currently available from our finite aggregate excess-of-loss reinsurance. Based on the most recent information, we did not recognize any additional reserve provisions during 2002 and 2001. In 2000, we increased reserves by $97.0 (before income taxes) to reflect expected deteriorating trends in claim experience and higher expenses.

We expect the additional reserves and aggregate excess-of-loss reinsurance coverage to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, we expect to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes.

A significant portion of the claims arising from our discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. (Unicover). Unicover organized and managed a group, or pool, of insurance companies (Unicover pool) and certain other facilities, which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. We were a member of the Unicover pool and we terminated our participation in the pool effective March 1, 1999. Additional information on reinsurance disputes is included in
Note 17.

In April 2000, we exited the group life and health business and sold all of the common stock of three subsidiaries and 97% of the common stock of another subsidiary, which was renamed GE Group Life Assurance Company to GE Financial Assurance Holdings, Inc. (GE). We retained the remaining 3.0% of that insurer. The sales proceeds totaled $283.9, with $238.9 in cash and $45.0 in common stock, representing a 3.1% interest in GE Life and Annuity Assurance Company, a subsidiary of GE. In October 2000, we also sold all of the common stock of two other life and health subsidiaries to GE. The sales proceeds totaled $2.0. The net gain on the sales of $71.7 is reported as gain on disposal of discontinued operations. We have the right to put these shares of GE Group Life Assurance Company and GE Life and Annuity Assurances Company to GE beginning in 2005.

In May 2000, we sold our investment in 50% of the outstanding common stock of a real estate property management firm, for $6.0. The transaction resulted in a loss of $0.6.

The operating results of discontinued operations and the loss on disposal for the year 2000 are presented below. There were no additional operating results for the years ended 2002 and 2001. Earnings from discontinued operations follow:

                                                                               GROUP LIFE      REAL ESTATE
                                                              REINSURANCE      AND HEALTH      MANAGEMENT         TOTAL
                                                             --------------   --------------  --------------   -------------

REVENUE...................................................     $     --         $    117.6      $      0.4       $   118.0
                                                             ==============   ==============  ==============   =============

Income from discontinued operations
  before income taxes.....................................     $     --         $     14.8      $     (0.3)      $    14.5
Applicable income taxes (benefit).........................           --                5.2            (0.1)            5.1
                                                             --------------   --------------  --------------   -------------
INCOME FROM DISCONTINUED OPERATIONS.......................     $     --         $      9.6      $     (0.2)      $     9.4
                                                             ==============   ==============  ==============   =============

Gain (loss) on disposal of discontinued operations........     $   (103.0)      $     71.7      $     (0.6)      $   (31.9)
Applicable income taxes (benefit).........................          (36.0)            25.2            (0.2)          (11.0)
                                                             --------------   --------------  --------------   -------------
LOSS ON DISPOSAL OF DISCONTINUED OPERATIONS...............     $    (67.0)      $     46.5      $     (0.4)      $   (20.9)
                                                             ==============   ==============  ==============   =============

We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and separately identified them on our balance sheet.


12.      FAIR VALUE OF FINANCIAL INSTRUMENTS AND DERIVATIVE INSTRUMENTS

The carrying amounts and estimated fair values of financial instruments at year-end 2002 and 2001 follow:

                                                                       2002                              2001
                                                         ---------------------------------  --------------------------------
                                                            CARRYING           FAIR            CARRYING          FAIR
                                                             VALUE             VALUE            VALUE            VALUE
                                                         ---------------   ---------------  ---------------  ---------------

Cash and cash equivalents..........................        $     970.8       $     970.8      $     547.9      $     547.9
Debt securities (Note 3) ..........................           11,836.8          11,836.8          9,607.7          9,607.7
Equity securities (Note 3).........................              256.9             256.9            286.0            286.0
Mortgage loans (Note 3)............................              468.8             488.2            535.8            554.1
Derivative financial instruments...................               37.1              37.1             20.6             20.6
Policy loans (Note 3)..............................            2,195.9           2,367.9          2,172.2          2,252.9
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL ASSETS...................................        $  15,766.3       $  15,957.7      $  13,170.2      $  13,269.2
                                                         ===============   ===============  ===============  ===============
Investment contracts...............................        $   3,428.5       $   3,514.7      $   1,548.7      $   1,549.4
Indebtedness (Note 5)..............................              175.0             182.5            175.0            183.4
Derivative financial instruments...................               26.5              26.5              9.7              9.7
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL LIABILITIES..............................        $   3,630.0       $   3,723.7      $   1,733.4      $   1,742.5
                                                         ===============   ===============  ===============  ===============

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

All derivative instruments are recognized on the balance sheet at fair value. Generally, each derivative is designated according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Changes in the fair value of foreign currency swaps used as hedges of the fair value of foreign currency denominated assets are reported in current period earnings with the change in value of the hedged asset attributable to the hedged risk. Cash flow hedges are generally accounted for under the shortcut method with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net investment income in the period incurred.

CASH FLOW HEDGES

We currently hold interest rates swaps that effectively convert variable rate bond cash flows to fixed cash flows in order to better match the cash flows of associated liabilities. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness was recorded in earnings for 2002 and 2001. We do not expect to reclassify any amounts reported in accumulated other comprehensive income into earnings over the next twelve months with respect to these hedges.

We recognized an after-tax gain of $1.8 and $3.0 for the years 2002 and 2001 in accumulated other comprehensive income related to changes in fair value of interest rate forward swaps designated as cash flow hedges of the forecasted purchase of assets. At year-end 2002 we expect to reclassify into earnings over the next twelve months $0.6 of the deferred after tax gains on these derivative instruments. For the year 2001, we reclassified an after-tax gain of $0.3 to net realized investment gains related to these same derivatives.

NON-HEDGING DERIVATIVES

We also hold interest rate swaps that were initially entered into as hedges of an anticipated purchase of assets associated with an acquisition of a block of insurance liabilities. Subsequently, offsetting swap positions were taken to lock in a stream of income to supplement the income on the assets purchased.

On January 1, 2001, we recorded a net-of-tax cumulative effect adjustment of $1.3 (gain) in earnings to recognize at fair value all derivatives that were designated as fair-value hedging instruments. We recorded an offsetting net-of-tax cumulative effect adjustment of $1.3 (loss) in earnings to recognize the difference attributable to the hedged risks between the carrying values and fair values of the related hedged assets and liabilities. We also recorded a net-of-tax cumulative effect adjustment of $1.1 (gain) in accumulated other comprehensive income to recognize, at fair value, all derivatives that are designated as cash-flow hedging instruments. For derivative instruments that were not designated as hedges, we also recorded a cumulative effect adjustment of $6.9 in earnings, ($3.9 after income taxes) in earnings to recognize these instruments at fair value.

We held the following positions in derivative instruments at year-end 2002 and 2001 at fair value:

                                                                                  2002                      2001
                                                                        -------------------------- -------------------------
                                             NOTIONAL
                                             AMOUNT(1)     MATURITY(1)       ASSET        LIABILITY        ASSET        LIABILITY
                                           -------------  -------------  -------------  -------------  -------------  -------------
Interest rate swaps:
  Fair value hedges.........................  $    --           --        $    --        $    --        $     2.9       $    --
  Cash flow hedges..........................       30         2007              5.6           --              3.1            0.5
  Non hedges................................      360         2007             30.7           26.5           13.8            9.2
Other.......................................      135        2003-08            0.8           --              0.8            --
                                           -------------  -------------  -------------  -------------  -------------  -------------
TOTAL DERIVATIVE INSTRUMENT POSITIONS.......  $   525                     $    37.1      $    26.5      $    20.6       $     9.7
                                           =============                 =============  =============  =============  =============

We are exposed to credit risk in the event of nonperformance by counterparties to these derivative instruments. We do not expect that counterparties will fail to meet their financial obligation as we only enter into derivative contracts with a number of highly rated financial institutions. The credit exposure of these instruments is the

-----------------------
(1) Notional amounts and maturities relate to contracts in effect at December 31, 2002.

positive fair value at the reporting date, or $37.1 and $20.6 at year-end 2002 and 2001, respectively. We consider the likelihood of any material loss on these instruments to be remote.

13.      PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

Our insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities.

As of January 1, 2001 the New York Insurance Department adopted the National Association of Insurance Commissioner's (NAIC) Codification of Statutory Accounting Principles guidance, with the exception for accounting for deferred income taxes. Codification guidance replaced the accounting practices and procedures manual as the NAIC's primary guidance on statutory accounting; it also provides guidance for areas where statutory accounting has been silent and changed current statutory accounting in other areas. The effect of adoption decreased the statutory surplus of our insurance subsidiaries by $66.4, primarily as a result of non-admitting certain assets and recording increased investment reserves. As of year-end 2002, the New York Insurance Department adopted the NAIC codification guidance for accounting for deferred income taxes. As a result, Phoenix Life recorded a $135.8 increase to surplus at December 31, 2002.

At year-end 2002, statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily as follows:

   o     policy acquisition costs are expensed when incurred;
   o     investment reserves are based on different assumptions;
   o     surplus notes are included in surplus rather than debt;
   o post-retirement benefit expense allocated to Phoenix Life relate only to vested participants and expense is based on different assumptions and reflect a different method of adoption;
   o     life insurance reserves are based on different assumptions; and
   o net deferred income tax assets in excess of 10% of previously filed statutory capital and surplus plus carry back potential are not recorded.

Statutory financial data for Phoenix Life at year-end 2001 and 2002 and for the years 2002, 2001 and 2000 are as follows:

                                                                                  2002             2001            2000
                                                                             --------------   --------------  --------------

Statutory capital and surplus, and asset valuation reserve...............      $ 1,008.0        $ 1,371.3       $ 1,882.5
Statutory gain from operations...........................................      $    44.5        $   119.9           266.4
Statutory net income (loss)..............................................      $     7.5        $   (13.4)      $   266.1

New York Insurance Law requires that New York life insurers report their risk based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York insurance law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) at year-end 2002 and 2001.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval in the amount of the lesser of 10% of Phoenix Life's capital and surplus as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $113.8 and $132.3 in 2002 and

2001, respectively, and will be able to pay dividends of $44.5 in 2003 without prior approval from the New York Insurance Department. Any additional dividend payments in 2003 are subject to the discretion of the New York Superintendent of Insurance.


14.      PREMISES AND EQUIPMENT

Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation. We depreciate real estate on the straight-line method over 10 to 45 years. We depreciate equipment primarily on the modified accelerated method over 3 to 10 years. We depreciate leasehold improvements over the terms of the related leases.

Premises and equipment are included in other general account assets in our balance sheet. Cost and carrying value at year-end 2002 and 2001 follows:

                                                                             2002                          2001
                                                                 -----------------------------  ----------------------------
                                                                                   CARRYING                      CARRYING
                                                                     COST           VALUE           COST          VALUE
                                                                 -------------   -------------  -------------  -------------

Real estate...................................................     $  155.5        $   72.1       $  157.1       $   79.1
Equipment.....................................................        134.7            26.0          131.6           23.1
                                                                 -------------   -------------  -------------  -------------
PREMISES AND EQUIPMENT........................................     $  290.2        $   98.1       $  288.7       $  102.2
                                                                 =============   =============  =============  =============

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $12.1, $13.4 and $14.1 in 2002, 2001 and 2000, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $24.6 at year-end 2002, payable as follows: 2003, $8.7; 2004, $6.4; 2005, $4.7; 2006, $2.6; 2007, $1.8 and $0.4
thereafter.


15.      RELATED PARTY TRANSACTIONS

As of June 25, 2001, the following indirect wholly-owned subsidiaries of Phoenix Life were transferred to Phoenix, or one of its subsidiaries; PXP, Phoenix Charter Oak Trust Company, WS Griffith Securities, Inc., WS Griffith Associates, Inc. and Main Street Management Company. Proceeds from the transfer were $659.8 million. The transfer of these entities resulted in a pre-tax gain of $222.6 million ($146.1 million, net of tax).

PXP, an indirect wholly-owned subsidiary of Phoenix, through its affiliated registered investment advisors, provides investment advisory services (e.g. general account and variable separate account products) to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life were $3.7 million for the six months ended December 31, 2001 and $8.2 million for the twelve months ended December 31, 2002. Amounts payable to the affiliated investment advisors were $546 and $565 thousand, as of December 31, 2001 and 2002, respectively. Variable product separate accounts fees, net of reimbursement were $3.1 million for the six months ended December 31, 2001 and $5.3 million for the twelve months ended December 31, 2002.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with PXP, due March 1, 2006, in exchange for the debentures held by Phoenix Life. Interest is payable quarterly in arrears at an annual rate based on LIBOR plus 2%. The average blended interest rate was approximately 5% and 4% for the years ended December 31, 2001 and 2002, respectively. The loan agreement requires no principal repayment prior to maturity.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of PXP, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker dealers who are licensed to sell Phoenix Life annuity contracts. As of June 30, 2001 PXP was no longer a subsidiary of Phoenix Life due to the transfer to The Phoenix Companies. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $26.5 million for the six months ended December 31, 2001 and $43.5 million for the twelve months ended December 31, 2002. Amounts payable to PEPCO were $4.7 million and $3.3 million, as of December 31, 2001 and 2002, respectively.

In 2001, Phoenix reimbursed Phoenix Life $42.6 million for expenses incurred in conjunction with the demutualization and $41.5 million for policy credits and payments to eligible policyholders in lieu of stock.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than 5 percent of The Phoenix Companies' outstanding common stock. In 2002, we paid approximately $10.7 million, as compensation for the sale of our insurance and annuity products, to entities which were either subsidiaries of State Farm or owned by State Farm employees.


16.      CONTINGENT LIABILITIES

As described in Note 13, a significant portion of the claims arising from our discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. (Unicover). We are involved in disputes relating to the activities of Unicover. Under Unicover's underwriting authority, the Unicover pool and Unicover facilities wrote a dollar amount of reinsurance coverage that was many times greater than originally estimated. As a member of the Unicover pool, we are involved in several proceedings in which the pool members assert that they can deny coverage to certain insurers that claim that they purchased reinsurance coverage from the pool.

Further, we were, along with Sun Life Assurance of Canada (Sun Life) and Cologne Life Reinsurance Company (Cologne Life), a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed. In September 1999, we joined an arbitration proceeding that Sun Life had begun against the members of the Unicover pool and the Unicover facilities. In this arbitration, we and Sun Life sought to cancel our retrocession agreements on the grounds that material misstatements and nondisclosures were made to us about, among other things, the amount of risks we would be reinsuring. The arbitration proceeded only with respect to the Unicover pool because we, Sun Life and Cologne Life reached settlement with the two Unicover facilities in the first quarter of 2000. On October 8, 2002, the arbitration panel issued its decision. The financial implications of the decision are consistent with our current financial provisions.

In our capacity as a retrocessionaire of the Unicover business, we had an extensive program of our own reinsurance in place to protect us from financial exposure to the risks we had assumed. Currently, we are involved in separate arbitration proceedings with certain of our own retrocessionaires which are seeking on various grounds to avoid paying any amounts to us. Because the same retrocession program that covers our Unicover business covers a significant portion of our other remaining group accident and health reinsurance business, we could have additional material losses if one or more of our retrocessionaires successfully avoids its obligations.

During 2000, we reached settlements with several of the companies involved in Unicover. In January 2000, we and the other member companies of the Unicover pool settled with EBI Indemnity Company and affiliates of the Orion Group (EBI/Orion), by which all pool members were released from their obligations as reinsurers of EBI/Orion. Also in January 2000, we settled with Reliance Insurance Company (Reliance) and its parent Reliance Group Holdings, Inc. and were released from our obligations as a reinsurer of the so-called Reliance facility. In March 2000, we settled with Reliance, Lincoln National Life Insurance Company and Lincoln National Health and Casualty Company, releasing us from our obligation as a reinsurer of the so-called Lincoln facility. In May 2000, we reached an agreement with one of our retrocessionaires, and recovered a substantial portion of its settlement cost on the Reliance settlement. Financial terms of these settlements were consistent with the provisions we established in 1999. There was no effect on net income resulting from these settlements for year-end 2000.

A second set of disputes involves personal accident business that was reinsured in the London reinsurance market in the mid-1990s in which we participated. The disputes involve multiple layers of reinsurance, and allegations that the reinsurance program created by the brokers involved in placing those layers was interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in arbitrations in which those top layer companies are attempting to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, many of these companies are currently participating in negotiations of the disputes for certain contract years, and we believe that similar discussions will follow for the remaining years. Although we are vigorously defending our contractual rights, we are actively involved in the attempt to reach negotiated business solutions.

Given the uncertainty associated with litigation and other dispute resolution proceedings, and the expected long-term development of net claims payments, the estimated amount of the loss on disposal of reinsurance discontinued operations may differ from actual results. However, it is our opinion, after consideration of the provisions made in these financial statements, as described above, that future developments will not have a material effect on our financial position.

================================================================================

                               ESTATE STRATEGIES(SM)
================================================================================
                                                                     [Version B]

        THE PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT (THE "ACCOUNT')

              ISSUED BY: PHOENIX LIFE INSURANCE COMPANY ("PHOENIX")

STATEMENT OF ADDITIONAL INFORMATION ("SAI")                         MAY 1, 2003

                                  ------------

           FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES


This SAI is not a prospectus and should be read in conjunction with the prospectuses dated May 1, 2003. You may obtain a copy of each prospectus without charge by contacting Phoenix at the address or telephone number below. Defined terms used in the current prospectuses are incorporated in this SAI.

                                -----------------

                                TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----

Phoenix Life Insurance Company........................................    2

The Account...........................................................    2

The Policy............................................................    3

Underwriter...........................................................    3

Performance History...................................................    3

Additional Information................................................    6

Federal Income Tax Considerations.....................................    7

Voting Rights.........................................................    9

Safekeeping of the Account's Assets...................................   10

Sales of Policies.....................................................   10

State Regulation......................................................   10

Reports...............................................................   10

Experts ..............................................................   10

Separate Account Financial Statements................................. SA-1

Company Financial Statements..........................................  F-1


                                -----------------

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:                   [ENVELOPE]   PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                                                                                       PO Box 8027
                                                                                                  Boston, Massachusetts 02266-8027

                                                                   [TELEPHONE] VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
                                                                                                                 Tel. 800/541-0171

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly-owned subsidiary of The Phoenix Companies, Inc., a newly-formed, publicly-traded Delaware corporation. Our executive office is at One American Row, Hartford, Connecticut, 06102-5056 and our main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

SURPLUS
Policies issued on or after the date of Phoenix's demutualization, June 25, 2001, will not be eligible to share in Phoenix's profits or surplus earnings. The demutualization will not change any eligibility, described in the next paragraph, of a policy owned prior to the date of demutualization.

You may share in divisible surplus of Phoenix to the extent decided annually by the Phoenix Board of Directors. However, it is not currently expected that the Board will authorize these payments since you will be participating directly in the subaccount's investment results.


THE ACCOUNT
--------------------------------------------------------------------------------
Phoenix established the Account as a separate account under New York insurance law on June 17, 1985. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") under which it meets the definition of a "separate account."

All income, gains or losses of the Account will be credited to or charged against amounts placed in the Account without regard to the other income, gains and losses of Phoenix. The assets of the Account may not be charged with liabilities arising out of any other business we may conduct. Obligations under the Policies are obligations of Phoenix.

The Account is divided into subaccounts, each of which is available for allocation of policy value. Each subaccount will invest solely in a single investment portfolio of a fund. Each portfolio has its own specified investment objective. The policy value allocated to the Account depends on the investment performance of the underlying funds. The policy owner bears the full investment risk for all monies invested in the Account.

REINVESTMENT AND REDEMPTION
All dividend distributions of the fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution; all capital gains distributions of the fund, if any, are likewise reinvested at the net asset value on the record date. Phoenix redeems fund shares at their net asset value to the extent necessary to make payments under the policy.

SUBSTITUTION OF INVESTMENTS
We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Account, subject to compliance with the law as currently applicable or as subsequently changed.

If the shares of any of the portfolios of a fund should no longer be available for investment, or if in our judgment, further investment in shares of any of the portfolios becomes inappropriate in view of the objectives of the policy, then we may substitute shares of another fund for shares already purchased, or to be purchased in the future. No substitution of fund shares held by the Account may take place without prior approval of the SEC and prior notice to you. In the event of a substitution, you will be given the option of transferring the policy value from the affected subaccount to another subaccount without penalty.

DETERMINATION OF SUBACCOUNT VALUES
We establish the unit value of each subaccount of the Account on the first valuation date of that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the just prior valuation date by the net investment factor for that subaccount for the then current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to 6 decimal places. The unit value of each subaccount on a valuation date is determined at the end of that day.

The net investment factor for each subaccount is determined by the investment performance of the assets held by the subaccount during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:

   (A) + (B)
 --------------    -   (D)   where:
      (C)

(A)= the value of the assets in the subaccount on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period;

(B)= the amount of any dividend (or, if applicable, any capital gain distribution) received by the subaccount if the "ex-dividend" date for shares of the fund occurs during the current valuation period;

(C)= the value of the assets in the subaccount as of the just prior valuation date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net value amount of any deposits and withdrawals made during the valuation period ending on that date;

(D)= the sum of the following daily charges multiplied by the number of days in the current valuation period:

      1.  the mortality and expense risk charge; and

      2. the charge, if any, for taxes and reserves for taxes on investment income, and realized and unrealized capital gains.


THE POLICY
--------------------------------------------------------------------------------
The number of units credited to a subaccount of the Account will be determined by dividing the portion of the net premium applied to that subaccount by the unit value of the subaccount on the payment date.

You may increase or decrease the planned premium amount (within limits) or payment frequency at any time by writing to VPMO. We reserve the right to limit increases to such maximums as may be established from time to time. Additional premium payments may be made at any time. Each premium payment must at least equal $25 or, if made during a grace period, the payment must equal the amount needed to prevent lapse of the policy.

THE CONTRACT
The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of Phoenix can agree to change or waive any provisions of the policy.

SUICIDE
If the insured (or either of the insureds with respect to survivorship policies) commits suicide within 2 years after the policy's date of issue, the policy will stop and become void. We will pay you the policy value adjusted by the addition of any monthly deductions and other fees and charges, minus any debt owed to us under the policy.

INCONTESTABILITY
We cannot contest this policy or any attached rider after it has been in force during the insured's (or either of the insureds with respect to survivorship policies) lifetime or for 2 years from the policy date.

MISSTATEMENT OF AGE OR SEX
If the age or sex of the insured (or either of the insureds with respect to survivorship policies) has been misstated, the death benefit will be adjusted based on what the cost of insurance charge for the most recent monthly deduction would have purchased based on the correct age and sex.

UNDERWRITER
PEPCO, an affiliate of Phoenix, as underwriter, offers these policies on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by Phoenix.


PERFORMANCE HISTORY
-------------------------------------------------------------------------------
These rates of return shown are not an estimate nor a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your policy because they do not account for any of the charges and deductions that apply to your policy value. (see "Charges and Deductions").

Yield of the Phoenix-Goodwin Money Market Series. We calculate the yield of the Phoenix-Goodwin Money Market Series for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share of the series at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

Example Calculation:


The following example of a return/yield calculation for the Phoenix-Goodwin Money Market Series is based on the 7-day period ending December 31, 2002:


Value of hypothetical pre-existing account with exactly one
   unit at the beginning of the period:...........................$1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:........................................1.000203
Calculation:
   Ending account value............................................1.000203
   Less beginning account value....................................1.000000
   Net change in account value.....................................0.000203
Base period return:
   (adjusted change/beginning account value).......................0.000203
Current annual yield = return x (365/7) =.............................1.06%
Effective annual yield = [(1 + return)(365/7)] - 1 =..................1.06%

The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

Total Return. We will usually advertise the average annual total return for a subaccount calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.

Performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. If these charges were reflected in these returns, performance would be significantly lower than shown. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable product charges deducted, including the cost of insurance.

Since subaccount performance fluctuates, the policy value, when redeemed, may be worth more or less than the original cost. Withdrawals will affect the policy value and death benefit.

You may obtain a copy of the most up-to-date performance numbers from your registered representative.



-----------------------------------------------------------------------------------------------------------------------------------
                                  AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------
                          SERIES                        INCEPTION DATE     1 YEAR        5 YEARS      10 YEARS    SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                      5/1/1990        -14.81%        -2.03%        6.19%            4.50%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                        10/29/2001       -10.89%           N/A          N/A            -4.33%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series          7/14/1997        -23.68%        -1.41%         N/A            -0.26%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series         10/29/2001        -25.07%          N/A          N/A           -17.15%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series        5/1/1995         12.08%         5.23%         N/A            12.51%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                   12/31/1982        -24.81%        -7.37%        3.99%           11.46%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series            8/15/2000        -28.80%          N/A          N/A           -29.03%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                       10/8/1982          1.42%         4.23%        4.38%            5.87%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series         12/31/1982         10.00%         4.66%        7.82%            9.40%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                      3/2/1998        -21.93%          N/A          N/A             3.23%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                     12/15/1999         10.62%          N/A          N/A             7.96%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core Series                       8/12/2002           N/A           N/A          N/A            -3.45%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series              8/12/2002           N/A           N/A          N/A             1.00%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series         8/12/2002           N/A           N/A          N/A            -4.22%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                     8/12/2002           N/A           N/A          N/A            -2.12%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                      8/12/2002           N/A           N/A          N/A             0.50%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                 8/12/2002           N/A           N/A          N/A             6.36%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                8/12/2002           N/A           N/A          N/A            -0.76%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                  8/12/2002           N/A           N/A          N/A             0.04%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                12/15/1999        -28.84%          N/A          N/A           -19.81%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                       10/29/2001        -20.79%          N/A          N/A           -15.07%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                 10/29/2001        -13.84%          N/A          N/A            -7.65%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                           12/15/1999        -15.50%          N/A          N/A            -8.25%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series               8/15/2000        -37.58%          N/A          N/A           -42.87%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth & Income Series                    3/2/1998        -22.51%          N/A          N/A            -1.34%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series              9/17/1984        -11.58%         4.02%        7.57%           10.60%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series             11/20/2000       -14.47%          N/A          N/A            -8.36%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series             3/2/1998         -8.55%          N/A          N/A             0.92%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series          11/20/2000        -8.54%          N/A          N/A             5.82%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                       3/2/1998        -32.50%          N/A          N/A             0.36%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                     1/29/1996        -34.98%        -1.27%         N/A             2.83%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series     8/12/2002           N/A           N/A          N/A             0.85%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                         5/5/1993        -24.36%        -2.26%         N/A             7.32%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                               5/5/1993        -30.26%        -2.19%         N/A             7.84%
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                 1/25/1995        -33.91%         3.25%         N/A            13.56%
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II          3/28/1994          9.05%         6.75%         N/A             6.60%
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                         3/1/1994          1.39%        -0.35%         N/A             4.56%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                               11/3/1997         -9.42%         3.62%         N/A             3.44%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                        11/3/1997        -21.92%        -6.42%         N/A            -5.48%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                      11/3/1997        -30.20%        -0.46%         N/A            -0.36%
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                             11/8/1996        -11.81%         3.92%         N/A             6.50%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                         5/11/1992        -18.56%        -2.14%        7.65%            6.51%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                          3/15/1994        -18.49%         1.41%         N/A             6.21%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                     8/22/1997        -21.60%        -5.25%         N/A            -6.10%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                         10/1/1997        -22.31%        -0.83%         N/A            -0.43%
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                     11/30/1999        -48.97%          N/A          N/A           -36.42%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                       2/1/1999        -15.29%          N/A          N/A             3.07%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                             5/1/1995        -13.83%         5.22%         N/A            11.20%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                              2/1/1999         -7.62%          N/A          N/A            10.57%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                              5/1/1995        -16.81%         2.96%         N/A             13.02%

-----------------------------------------------------------------------------------------------------------------------------------

We may include information about a series' or an advisor's investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series' portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series' total return. A fund may also advertise performance by dividing returns into equity and debt components.

A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:

       The Dow Jones Industrial Average(SM)
       First Boston High Yield Index
       Salomon Brothers Corporate Index
       Salomon Brothers Government Bond Index
       The Standard & Poor's 500 Index (S&P 500)

Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

       Lipper Analytical Services
       Morningstar, Inc.
       Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

       Barron's
       Business Week
       Changing Times
       Forbes
       Fortune
       Consumer Reports
       Investor's Business Daily
       Financial Planning
       Financial Services Weekly
       Money
       The New York Times
       Personal Investor
       Registered Representative
       U.S. News and World Report
       The Wall Street Journal
The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM). The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or VULA at the address and telephone number on the first page of the prospectus.


ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
REDUCTION IN CHARGES
Each policy is available for purchase by individuals and groups. We may reduce or eliminate the mortality and expense risk charge, monthly administrative charge, monthly cost of insurance charges, surrender charges or other charges normally assessed where we expect that the size or nature of such policy or policies will result in savings of sales, underwriting, administrative or other costs.

Eligibility for the amount of these reductions will be determined by a number of factors including:

[diamond]  the number of insureds,

[diamond]  total premiums expected to be paid,

[diamond]  total assets under management for the policyowner,

[diamond]  the nature of the relationship among individual insureds,

[diamond]  the purpose of which the policies are being purchased,

[diamond]  where there is a preexisting relationship with us, such as being an employee of Phoenix or its affiliates and their spouses; or employees or agents who retire from Phoenix or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements.

[diamond]  internal transfers from other policies or contracts issued by the
           Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate; and

[diamond]  other circumstances which in our opinion are rationally related to the expected reduction in expenses.

Any variations in the charge structure will be determined in a uniform manner, reflecting differences in costs of services and not unfairly discriminatory to policyholders.

FEDERAL INCOME TAX CONSIDERATIONS
-------------------------------------------------------------------------------
INTRODUCTION
This discussion is general in nature and is not intended as income tax advice. We make no attempt to consider any estate and inheritance taxes, or any state, local or other tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy. The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

The ultimate effect of federal income taxes on values under the Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. For complete information on federal and state income tax considerations, an income tax advisor should be consulted.

PHOENIX'S INCOME TAX STATUS
We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Account nor the Guaranteed Interest Account is a separate entity from Phoenix and their operations form a part of Phoenix.

Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the value of the Account. Investment income of the Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Account for our federal income taxes which may be attributable to the Account. We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Account.

POLICY BENEFITS

DEATH BENEFIT PROCEEDS
The policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1). Also, a policy owner should not be considered to be in constructive receipt of the cash value, including investment income. However, see the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan. In addition, a benefit paid under a Living Benefits Rider may be taxable as income in the year of receipt.

Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER
Upon full surrender of a policy for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER
If the policy is a modified endowment contract, partial surrenders and other distributions are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of the amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the new rules affecting modified endowment contracts. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you.

The deductibility by a policy owner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policy owner intending to fund premium payments through borrowing should consult an income tax advisor with respect to the tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test."

This test compares your policy to a hypothetical life insurance policy of equal face amount which requires 7 equal annual premiums to be "fully paid-up," continuing to provide a level death benefit with no further premiums. A policy becomes a modified endowment contract if, at any time during the first 7 years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. Premiums paid during a policy year but which are returned by us with interest within 60 days after the end of the policy year will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST 7 YEARS
If there is a reduction in death benefits or reduction or elimination of any Additional Rider Benefits previously elected, during the first 7 policy years, the premiums are redetermined for purposes of the 7-pay test as if the policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first 7 policy years.

DISTRIBUTIONS AFFECTED
If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within 2 years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for 7 years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX
Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions that are:

[diamond]  made on or after the taxpayer attains age 59 1/2;

[diamond]  attributable to the taxpayer's disability (within the meaning of Code
           Section 72(m)(7)); or

[diamond]  part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

MATERIAL CHANGE RULES
Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, or any increase in or addition of any rider benefit available as an Additional Rider Benefit (described above), with the following 2 exceptions.

[diamond]  First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

[diamond]  Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the policy, this does not constitute a material change if:

           o the cost-of-living determination period does not exceed the remaining premium payment period under the policy; and

           o the cost-of-living increase is funded ratably over the remaining premium payment period of the policy.

A reduction in death benefits is not considered a material change unless accompanied by a reduction in premium payments.

A material change may occur at any time during the life of the policy (within the first 7 years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as 1 modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts. A tax advisor should be consulted about the tax consequences of the purchase of more than 1 modified endowment contract within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE
CHARGES
The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

QUALIFIED PLANS
A policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the policy in conjunction with a qualified plan until you have consulted a pension consultant or income tax advisor.

DIVERSIFICATION STANDARDS
To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each series is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series' assets be invested in no more than:

[diamond]  55% in any 1 investment

[diamond]  70% in any 2 investments

[diamond]  80% in any 3 investments

[diamond]  90% in any 4 investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Account; therefore, each series will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

The general diversification requirements are modified if any of the assets of the Account are direct obligations of the U.S. Treasury. In this case, there is no limit on the investment that may be made in U.S. Treasury securities, and for purposes of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

In connection with the issuance of the Diversification Regulations, the U.S. Treasury announced that such regulations do not provide guidance concerning the extent to which you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement will provide. It is possible that the policy may need to be modified to comply with such future U.S. Treasury announcements. For these reasons, we reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of the assets of the Account.

We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract, for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same Insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange. We recommend that any person contemplating such actions seek the advice of an income tax advisor.

OTHER TAXES
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.


VOTING RIGHTS
--------------------------------------------------------------------------------

We will vote the series' shares held by the subaccounts at any regular and special meetings of shareholders of the funds. To the extent required by law, such voting will be pursuant to instructions received from you. However, if the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result, we decide that we are permitted to vote the series' shares at our own discretion, we may elect to do so.

The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

We will vote series shares held in a subaccount for which no timely instructions are received, and series shares which are not otherwise attributable to policy owners, in proportion to the voting instructions that are received with respect to all policies participating in that subaccount. Instructions to abstain on any item to be voted upon will be applied to reduce the votes eligible to be cast by Phoenix.

You will receive proxy materials, reports and other materials related to the funds.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the subclassification or investment objective of one or more of the portfolios of the funds or to approve or disapprove an investment advisory contract for the funds. In addition, Phoenix itself may disregard voting instructions in favor of changes initiated by a policy owner in the investment policies or the investment advisor of the funds if Phoenix reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we decide that the change would have an adverse effect on the General Account because the proposed investment policy for a series may result in overly speculative or unsound investments. In the event Phoenix does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to policy owners.


SAFEKEEPING OF THE ACCOUNT'S ASSETS
--------------------------------------------------------------------------------
We hold the assets of the Account. The assets of the Account are held separate and apart from our General Account. We maintain records of all purchases and redemptions of shares of the funds.


SALES OF POLICIES
--------------------------------------------------------------------------------
Policies may be purchased from registered representatives of W.S. Griffith & Co., Inc. ("WSG"), a New York corporation incorporated on August 7, 1970. WSG is licensed to sell Phoenix insurance policies as well as annuity contracts and funds of companies affiliated with Phoenix. WSG, a wholly-owned subsidiary of Phoenix, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. PEPCO serves as national distributor of the policies pursuant to an underwriting agreement dated December 31, 1996.

PEPCO, a Connecticut corporation incorporated on July 16, 1968, is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), a wholly-owned subsidiary of Phoenix. PEPCO is located at 56 Prospect Street in Hartford, Connecticut.

Policies also may be purchased from other broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreements provided by PEPCO. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies.

Phoenix may pay a maximum total sales commission of 50% of premiums. To the extent that the sales charge under the policies is less than the sales commissions paid with respect to the policies, we will pay the shortfall from our General Account assets, which will include any profits we may derive under the policies.


STATE REGULATION
-------------------------------------------------------------------------------
We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

State regulation of Phoenix includes certain limitations on the investments which we may make, including investments for the Account and the Guaranteed Interest Account. This regulation does not include, however, any supervision over the investment policies of the Account.


REPORTS
--------------------------------------------------------------------------------
All policyowners will be furnished with those reports required by the 1940 Act and related regulations or by any other applicable law or regulation.


EXPERTS
--------------------------------------------------------------------------------

The financial statements of Phoenix Life Universal Life Account (Phoenix Estate Strategies(SM)) at December 31, 2002, and the results of their operations and the changes in their net assets for each of the periods indicated and the financial statements of Phoenix Life Insurance Company at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent accountants, given on the authority of said firm as experts in auditing and accounting.

Richard J. Wirth, Counsel, and Brian Giantonio, Vice President, Tax and ERISA Counsel, Phoenix Life Insurance Company, have provided advice on certain matters relating to the federal securities and income tax laws, respectively, in connection with the contracts described in this prospectus.

--------------------------------------------------------------------------------
                                                     [LOGO OF PHOENIX] PHOENIX
                                                         WEALTH MANAGEMENT(R)

Developed Exclusively for NFP Securities, Inc.

             PHOENIX
            ESTATE
             STRATEGIES(SM)

      S U R V I V O R S H I P  V A R I A B L E  U N I V E R S A L  L I F E
                            A N N U A L  R E P O R T

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                  DECEMBER 31, 2002

--------------------------------------------------------------------------------
L0077AR (C)2003 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002

                                       PHOENIX-                                PHOENIX-DUFF &           PHOENIX-
                                     ABERDEEN NEW           PHOENIX-            PHELPS REAL             ENGEMANN
                                        ASIA             DEUTSCHE DOW 30      ESTATE SECURITIES      CAPITAL GROWTH
                                     SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                  ---------------       ----------------      -----------------     ---------------
ASSETS
    Investment at cost            $        27,822       $        21,961       $        63,607       $        22,858
                                  ===============       ===============       ===============       ===============
    Investment at market          $        26,886       $        18,919       $        63,702       $        16,120
                                  ---------------       ---------------       ---------------       ---------------
        Total assets                       26,886                18,919                63,702                16,120
LIABILITIES
    Accrued expenses                            6                     2                    13                     4
                                  ---------------       ---------------       ---------------       ---------------
NET ASSETS                        $        26,880       $        18,917       $        63,689       $        16,116
                                  ===============       ===============       ===============       ===============
Accumulation units outstanding             24,818                23,780                55,076                24,626
                                  ===============       ===============       ===============       ===============
Unit value                        $      1.083108       $      0.795510       $      1.156388       $      0.654428
                                  ===============       ===============       ===============       ===============

                                                            PHOENIX-
                                       PHOENIX-          GOODWIN MULTI-                               PHOENIX-MFS
                                    GOODWIN MONEY         SECTOR FIXED        PHOENIX-HOLLISTER     INVESTORS GROWTH
                                        MARKET               INCOME             VALUE EQUITY             STOCK
                                     SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                  ---------------       ---------------       ----------------      ----------------
ASSETS
    Investment at cost            $       572,542       $        80,884       $        55,247       $        11,557
                                  ===============       ===============       ===============       ===============
    Investment at market          $       572,542       $        81,056       $        45,501       $        10,987
                                  ---------------       ---------------       ---------------       ---------------
        Total assets                      572,542                81,056                45,501                10,987
LIABILITIES
    Accrued expenses                          245                    21                    14                     4
                                  ---------------       ---------------       ---------------       ---------------
NET ASSETS                        $       572,297       $        81,035       $        45,487       $        10,983
                                  ===============       ===============       ===============       ===============
Accumulation units outstanding            559,522                72,029                64,546                14,278
                                  ===============       ===============       ===============       ===============
Unit value                        $      1.022831       $      1.125033       $      0.704720       $      0.769187
                                  ===============       ===============       ===============       ===============

                                                           PHOENIX-
                                       PHOENIX-            OAKHURST           PHOENIX-SANFORD       PHOENIX-SANFORD
                                   OAKHURST GROWTH         STRATEGIC           BERNSTEIN MID-       BERNSTEIN SMALL-
                                     AND INCOME           ALLOCATION             CAP VALUE            CAP VALUE
                                     SUBACCOUNT           SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                                  ---------------       ----------------      ---------------       ----------------
ASSETS
    Investment at cost            $        21,748       $        96,655       $        50,540       $        20,525
                                  ===============       ===============       ===============       ===============
    Investment at market          $        18,137       $        91,184       $        46,556       $        20,257
                                  ---------------       ---------------       ---------------       ---------------
        Total assets                       18,137                91,184                46,556                20,257
LIABILITIES
    Accrued expenses                            1                    22                    11                     7
                                  ---------------       ---------------       ---------------       ---------------
NET ASSETS                        $        18,136       $        91,162       $        46,545       $        20,250
                                  ===============       ===============       ===============       ===============
Accumulation units outstanding             24,611               102,558                45,419                20,921
                                  ===============       ===============       ===============       ===============
Unit value                        $      0.736913       $      0.888866       $      1.024777       $      0.967938
                                  ===============       ===============       ===============       ===============

                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002
                                  (CONTINUED)

                                                                                                 FEDERATED FUND
                                                                             ALGER AMERICAN         FOR U.S.
                                   PHOENIX-SENECA      AIM V.I. CAPITAL        LEVERAGED          GOVERNMENT
                                   MID-CAP GROWTH       APPRECIATION            ALLCAP           SECURITIES II
                                     SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                  ---------------    ------------------    -----------------    ---------------
ASSETS
    Investment at cost            $        22,853    $           30,558    $          22,853    $       165,636
                                  ===============    ==================    =================    ===============
    Investment at market          $        14,101    $           30,167    $          14,968    $       170,381
                                  ---------------    ------------------    -----------------    ---------------
        Total assets                       14,101                30,167               14,968            170,381
LIABILITIES
    Accrued expenses                            3                     6                    4                 59
                                  ---------------    ------------------    -----------------    ---------------
NET ASSETS                        $        14,098    $           30,161    $          14,964    $       170,322
                                  ===============    ==================    =================    ===============
Accumulation units outstanding             24,756                43,067               24,162            151,656
                                  ===============    ==================    =================    ===============
Unit value                        $      0.569495    $         0.700316    $        0.619346    $      1.123088
                                  ===============    ==================    =================    ===============

                                   FEDERATED HIGH
                                     INCOME BOND                                                  MUTUAL SHARES
                                       FUND II        VIP CONTRAFUND(R)        VIP GROWTH          SECURITIES
                                     SUBACCOUNT          SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                  ---------------    ------------------    -----------------    ---------------
ASSETS
    Investment at cost            $        23,841    $           93,145    $          27,606    $        44,656
                                  ===============    ==================    =================    ===============
    Investment at market          $        23,721    $           96,237    $          19,875    $        45,720
                                  ---------------    ------------------    -----------------    ---------------
        Total assets                       23,721                96,237               19,875             45,720
LIABILITIES
    Accrued expenses                            6                    29                    5                 16
                                  ---------------    ------------------    -----------------    ---------------
NET ASSETS                        $        23,715    $           96,208    $          19,870    $        45,704
                                  ===============    ==================    =================    ===============
Accumulation units outstanding             23,657               109,914               30,892             53,075
                                  ===============    ==================    =================    ===============
Unit value                        $      1.002469    $         0.875309    $        0.643192    $      0.861129
                                  ===============    ==================    =================    ===============

                                      TEMPLETON           TEMPLETON                                  WANGER
                                       FOREIGN              GROWTH             SCUDDER VIT        INTERNATIONAL
                                     SECURITIES           SECURITIES        EQUITY 500 INDEX        SMALL CAP
                                     SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                  ---------------    ------------------    -----------------    ---------------
ASSETS
    Investment at cost            $        40,261    $           56,553    $          65,019    $        11,423
                                  ===============    ==================    =================    ===============
    Investment at market          $        37,359    $           51,454    $          67,420    $         9,339
                                  ---------------    ------------------    -----------------    ---------------
        Total assets                       37,359                51,454               67,420              9,339
LIABILITIES
    Accrued expenses                           12                    17                   23                  3
                                  ---------------    ------------------    -----------------    ---------------
NET ASSETS                        $        37,347    $           51,437    $          67,397    $         9,336
                                  ===============    ==================    =================    ===============
Accumulation units outstanding             50,112                64,013               81,756             12,743
                                  ===============    ==================    =================    ===============
Unit value                        $      0.745262    $         0.803540    $        0.824362    $      0.732685
                                  ===============    ==================    =================    ===============

                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002
                                  (CONTINUED)

                                                         WANGER U.S.
                                                          SMALLER
                                   WANGER TWENTY         COMPANIES
                                    SUBACCOUNT           SUBACCOUNT
                                  ---------------    ------------------
ASSETS
    Investment at cost            $        14,554    $           37,669
                                  ===============    ==================
    Investment at market          $        14,483    $           33,228
                                  ---------------    ------------------
        Total assets                       14,483                33,228
LIABILITIES
    Accrued expenses                            5                    11
                                  ---------------    ------------------
NET ASSETS                        $        14,478    $           33,217
                                  ===============    ==================
Accumulation units outstanding             14,495                39,508
                                  ===============    ==================
Unit value                        $      0.998785    $         0.840780
                                  ===============    ==================

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                        PHOENIX-                                PHOENIX-DUFF &        PHOENIX-
                                                      ABERDEEN NEW          PHOENIX-             PHELPS REAL          ENGEMANN
                                                          ASIA           DEUTSCHE DOW 30      ESTATE SECURITIES    CAPITAL GROWTH
                                                     SUBACCOUNT(4)         SUBACCOUNT           SUBACCOUNT(2)        SUBACCOUNT
                                                   ----------------     ----------------     ------------------    ---------------
Investment income
    Distributions                                  $            418     $            235     $              448    $           -
Expenses
    Mortality, expense risk and administrative
       charges                                                    5                   62                     15                 67
                                                   ----------------     ----------------     ------------------    ---------------
Net investment income (loss)                                    413                  173                    433                (67)
                                                   ----------------     ----------------     ------------------    ---------------
Net realized gain (loss) from share transactions                -                    (13)                   -                  (39)
Net realized gain distribution from Fund                        -                     28                    351                -
Net unrealized appreciation (depreciation) on
   investment                                                  (936)              (2,396)                    95             (5,121)
                                                   ----------------     ----------------     ------------------    ---------------
Net gain (loss) on investment                                  (936)              (2,381)                   446             (5,160)
Net increase (decrease) in net assets resulting
   from operations                                 $           (523)    $         (2,208)    $              879    $        (5,227)
                                                   ================     ================     ==================    ===============

                                                                            PHOENIX-
                                                        PHOENIX-          GOODWIN MULTI-                             PHOENIX-MFS
                                                     GOODWIN MONEY        SECTOR FIXED       PHOENIX-HOLLISTER    INVESTORS GROWTH
                                                        MARKET               INCOME             VALUE EQUITY            STOCK
                                                      SUBACCOUNT           SUBACCOUNT            SUBACCOUNT         SUBACCOUNT(3)
                                                   ----------------     ----------------     ------------------   ----------------
Investment income
    Distributions                                  $          5,236     $          2,456     $              390    $           -
Expenses
    Mortality, expense risk and administrative
       charges                                                1,623                  104                    129                  5
                                                   ----------------     ----------------     ------------------    ---------------
Net investment income (loss)                                  3,613                2,352                    261                 (5)
                                                   ----------------     ----------------     ------------------    ---------------
Net realized gain (loss) from share transactions                -                      3                    (14)               -
Net realized gain distribution from Fund                        -                    -                      -                  -
Net unrealized appreciation (depreciation) on
   investment                                                   -                    546                 (7,690)              (570)
                                                   ----------------     ----------------     ------------------    ---------------
Net gain (loss) on investment                                   -                    549                 (7,704)              (570)
Net increase (decrease) in net assets resulting
   from operations                                 $          3,613     $          2,901     $           (7,443)   $          (575)
                                                   ================     ================     ==================    ===============

                                                                             PHOENIX-
                                                        PHOENIX-             OAKHURST          PHOENIX-SANFORD     PHOENIX-SANFORD
                                                    OAKHURST GROWTH         STRATEGIC           BERNSTEIN MID-     BERNSTEIN SMALL-
                                                       AND INCOME           ALLOCATION            CAP VALUE           CAP VALUE
                                                       SUBACCOUNT           SUBACCOUNT            SUBACCOUNT        SUBACCOUNT(2)
                                                   ----------------     ----------------     ------------------    ---------------
Investment income
    Distributions                                  $            142     $          1,365     $              305    $            82
Expenses
    Mortality, expense risk and administrative
       charges                                                   59                  146                     53                  9
                                                   ----------------     ----------------     ------------------    ---------------
Net investment income (loss)                                     83                1,219                    252                 73
                                                   ----------------     ----------------     ------------------    ---------------
Net realized gain (loss) from share transactions                (25)                  (6)                    (6)               -
Net realized gain distribution from Fund                        -                    -                    3,312                888
Net unrealized appreciation (depreciation) on
   investment                                                (3,212)              (5,113)                (4,475)              (268)
                                                   ----------------     ----------------     ------------------    ---------------
Net gain (loss) on investment                                (3,237)              (5,119)                (1,169)               620
Net increase (decrease) in net assets resulting
   from operations                                 $         (3,154)    $         (3,900)    $             (917)   $           693
                                                   ================     ================     ==================    ===============

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                                                                   FEDERATED FUND
                                                                                               ALGER AMERICAN          FOR U.S.
                                                    PHOENIX-SENECA      AIM V.I. CAPITAL          LEVERAGED          GOVERNMENT
                                                    MID-CAP GROWTH        APPRECIATION             ALLCAP           SECURITIES II
                                                      SUBACCOUNT          SUBACCOUNT(3)          SUBACCOUNT         SUBACCOUNT(1)
                                                   ----------------    -----------------      -----------------    ---------------
INVESTMENT INCOME
    Distributions                                  $            -      $             -       $                1    $           -
Expenses
    Mortality, expense risk and administrative
       charges                                                   65                    7                     67                239
                                                   ----------------    -----------------     ------------------    ---------------
Net investment income (loss)                                    (65)                  (7)                   (66)              (239)
                                                   ----------------    -----------------     ------------------    ---------------
Net realized gain (loss) from share transactions                (49)                 -                      (42)                12
Net realized gain distribution from Fund                        -                    -                      -                  -
Net unrealized appreciation (depreciation) on
   investment                                                (6,851)                (391)                (7,360)             4,745
                                                   ----------------    -----------------     ------------------    ---------------
Net gain (loss) on investment                                (6,900)                (391)                (7,402)             4,757
Net increase (decrease) in net assets resulting
   from operations                                 $         (6,965)   $            (398)    $           (7,468)   $         4,518
                                                   ================    =================     ==================    ===============

                                                    FEDERATED HIGH
                                                     INCOME BOND                                                    MUTUAL SHARES
                                                       FUND II          VIP CONTRAFUND(R)        VIP GROWTH          SECURITIES
                                                     SUBACCOUNT           SUBACCOUNT(1)          SUBACCOUNT         SUBACCOUNT(1)
                                                   ----------------     -----------------    ------------------    ---------------
Investment income
    Distributions                                  $            602    $             -       $               20    $           -
Expenses
    Mortality, expense risk and administrative
       charges                                                   34                  101                     69                 81
                                                   ----------------    -----------------     ------------------    ---------------
Net investment income (loss)                                    568                 (101)                   (49)               (81)
                                                   ----------------    -----------------     ------------------    ---------------
Net realized gain (loss) from share transactions                 (3)                  15                    (39)                10
Net realized gain distribution from Fund                        -                    -                      -                  -
Net unrealized appreciation (depreciation) on
   investment                                                     8                3,092                 (6,823)             1,064
                                                   ----------------    -----------------     ------------------    ---------------
Net gain (loss) on investment                                     5                3,107                 (6,862)             1,074
Net increase (decrease) in net assets resulting
   from operations                                 $            573    $           3,006     $           (6,911)   $           993
                                                   ================    =================     ==================    ===============

                                                       TEMPLETON           TEMPLETON                                   WANGER
                                                        FOREIGN              GROWTH              SCUDDER VIT        INTERNATIONAL
                                                      SECURITIES           SECURITIES         EQUITY 500 INDEX        SMALL CAP
                                                      SUBACCOUNT           SUBACCOUNT           SUBACCOUNT(1)         SUBACCOUNT
                                                   ----------------    -----------------     ------------------    ---------------
Investment income
    Distributions                                  $            162    $             238     $              769    $           -
Expenses
    Mortality, expense risk and administrative
       charges                                                   52                  116                     95                 39
                                                   ----------------    -----------------     ------------------    ---------------
Net investment income (loss)                                    110                  122                    674                (39)
                                                   ----------------    -----------------     ------------------    ---------------
Net realized gain (loss) from share transactions                 (8)                 (16)                    15                (10)
Net realized gain distribution from Fund                        -                    233                    -                  -
Net unrealized appreciation (depreciation) on
   investment                                                (2,492)              (5,155)                 2,401             (1,548)
                                                   ----------------    -----------------     ------------------    ---------------
Net gain (loss) on investment                                (2,500)              (4,938)                 2,416             (1,558)
Net increase (decrease) in net assets resulting
   from operations                                 $         (2,390)   $          (4,816)    $            3,090    $        (1,597)
                                                   ================    =================     ==================    ===============

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                                    WANGER U.S.
                                                                                     SMALLER
                                                             WANGER TWENTY          COMPANIES
                                                             SUBACCOUNT(3)          SUBACCOUNT
                                                            ---------------     ------------------
Investment income
    Distributions                                           $           -       $              -
Expenses
    Mortality, expense risk and administrative charges                    7                     82
                                                            ---------------     ------------------
Net investment income (loss)                                             (7)                   (82)
                                                            ---------------     ------------------
Net realized gain (loss) from share transactions                        -                      (29)
Net realized gain distribution from Fund                                -                      -
Net unrealized appreciation (depreciation) on investment                (71)                (3,836)
                                                            ---------------     ------------------
Net gain (loss) on investment                                           (71)                (3,865)
Net increase (decrease) in net assets resulting from
    operations                                              $           (78)    $           (3,947)
                                                            ===============     ==================

Footnotes for Statements of Operations
For the period ended December 31, 2002

(1)  From inception July 22, 2002 to December 31, 2002.
(2)  From inception October 22, 2002 to December 31, 2002.
(3)  From inception November 18, 2002 to December 31, 2002.
(4)  From inception December 13, 2002 to December 31, 2002.

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                                                   PHOENIX-
                                            PHOENIX-          PHOENIX-          PHOENIX-       GOODWIN MULTI-
                                            DEUTSCHE         ENGEMANN        GOODWIN MONEY      SECTOR FIXED    PHOENIX-HOLLISTER
                                             DOW 30       CAPITAL GROWTH        MARKET            INCOME          VALUE EQUITY
                                         SUBACCOUNT(3)     SUBACCOUNT(2)     SUBACCOUNT(1)      SUBACCOUNT(2)      SUBACCOUNT(2)
                                       ---------------   ---------------   ----------------   ---------------   -----------------
Investment income
    Distributions                      $           132   $           -     $          1,105   $           787   $             167
Expenses
    Mortality, expense risk and
      administrative charges                        20                26                152                30                  44
                                       ---------------   ---------------   ----------------   ---------------   -----------------
Net investment income (loss)                       112               (26)               953               757                 123
                                       ---------------   ---------------   ----------------   ---------------   -----------------
Net realized gain (loss) from
    share transactions                             (17)              (11)               -                   1                 (21)
Net realized gain distribution
    from Fund                                       31               -                  -                 -                   -
Net unrealized appreciation
    (depreciation) on investment                  (646)           (1,617)               -                (374)             (2,056)
                                       ---------------   ---------------   ----------------   ---------------   -----------------
Net gain (loss) on investments                    (632)           (1,628)               -                (373)             (2,077)
Net increase (decrease) in net
    assets resulting from operations   $          (520)  $        (1,654)  $            953   $           384   $          (1,954)
                                       ===============   ===============   ================   ===============   =================

                                                              PHOENIX-
                                            PHOENIX-         OAKHURST      PHOENIX-SANFORD                       ALGER AMERICAN
                                        OAKHURST GROWTH      STRATEGIC      BERNSTEIN MID-    PHOENIX-SENECA    LEVERAGED ALLCAP
                                           AND INCOME       ALLOCATION        CAP VALUE       MID-CAP GROWTH        PORTFOLIO
                                         SUBACCOUNT(3)     SUBACCOUNT(2)    SUBACCOUNT(2)      SUBACCOUNT(2)      SUBACCOUNT(2)
                                       ---------------   ---------------  ----------------   ---------------   ------------------
Investment income
    Distributions                      $            54   $           395   $             68   $           -     $             -
Expenses
    Mortality, expense risk and
      administrative charges                        21                46                 15                25                  27
                                       ---------------   ---------------   ----------------   ---------------   -----------------
Net investment income (loss)                        33               349                 53               (25)                (27)
                                       ---------------   ---------------   ----------------   ---------------   -----------------
Net realized gain (loss) from
    share transactions                             (13)                6                -                 (12)                 (7)
Net realized gain distribution
    from Fund                                      -                 -                   39               -                   -
Net unrealized appreciation
    (depreciation) on investment                  (396)             (358)               491            (1,901)               (525)
                                       ---------------   ---------------   ----------------   ---------------   -----------------
Net gain (loss) on investments                    (409)             (352)               530            (1,913)               (532)
Net increase (decrease) in net
    assets resulting from operations   $          (376)  $            (3)  $            583   $        (1,938)  $            (559)
                                       ===============   ===============   ================   ===============   =================

                                         FEDERATED HIGH                        TEMPLETON          TEMPLETON           WANGER
                                          INCOME BOND       VIP GROWTH           GROWTH         INTERNATIONAL      INTERNATIONAL
                                            FUND II          PORTFOLIO         SECURITIES         SECURITIES         SMALL CAP
                                         SUBACCOUNT(3)     SUBACCOUNT(2)      SUBACCOUNT(2)     SUBACCOUNT(2)      SUBACCOUNT(2)
                                       ---------------   ---------------   ----------------   ---------------   -----------------
Investment income
    Distributions                      $           -     $           -     $            -     $           -     $             -
Expenses
    Mortality, expense risk and
      administrative charges                         9                28                 14                15                  14
                                       ---------------   ---------------   ----------------   ---------------   -----------------
Net investment income (loss)                        (9)              (28)               (14)              (15)                (14)
                                       ---------------   ---------------   ----------------   ---------------   -----------------
Net realized gain (loss) from
    share transactions                              (3)               (8)                (1)               (3)                 (3)
Net realized gain distribution
    from Fund                                      -                 -                  -                 -                   -
Net unrealized appreciation
    (depreciation) on investment                  (128)             (908)                56              (410)               (536)
                                       ---------------   ---------------   ----------------   ---------------   -----------------
Net gain (loss) on investments                    (131)             (916)                55              (413)               (539)
Net increase (decrease) in net
    assets resulting from operations   $          (140)  $          (944)  $             41   $          (428)  $            (553)
                                       ===============   ===============   ================   ===============   =================

                                          WANGER U.S.
                                           SMALL CAP
                                         SUBACCOUNT(2)
                                       ---------------
Investment income
    Distributions                      $           -
Expenses
    Mortality, expense risk and
      administrative charges                        27
                                       ---------------
Net investment income (loss)                       (27)
                                       ---------------
Net realized gain (loss) from
    share transactions                              (8)
Net realized gain distribution
    from Fund                                      -
Net unrealized appreciation
    (depreciation) on investment                  (605)
                                       ---------------
Net gain (loss) on investments                    (613)
Net increase (decrease) in net
    assets resulting from operations   $          (640)
                                       ===============

Footnotes for Statements of Operations
For the period ending December 31, 2001

(1)   From inception June 29, 2001 to December 31, 2001
(2)   From inception July 31, 2001 to December 31, 2001
(3)   From inception August 28, 2001 to December 31, 2001

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                           PHOENIX-                            PHOENIX-DUFF &         PHOENIX-
                                                         ABERDEEN NEW          PHOENIX-          PHELPS REAL          ENGEMANN
                                                            ASIA           DEUTSCHE DOW 30    ESTATE SECURITIES    CAPITAL GROWTH
                                                         SUBACCOUNT(4)        SUBACCOUNT        SUBACCOUNT(2)        SUBACCOUNT
                                                         -------------     ---------------    -----------------   ---------------
FROM OPERATIONS
    Net investment income (loss)                         $         413     $          173     $           433     $           (67)
    Net realized gain (loss)                                       -                   15                 351                 (39)
    Net unrealized appreciation (depreciation)                    (936)            (2,396)                 95              (5,121)
                                                         -------------     --------------     ---------------     ---------------
    Net increase (decrease) resulting from operations             (523)            (2,208)                879              (5,227)
                                                         -------------     --------------     ---------------     ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
    Participant deposits                                           -                6,543                 -                 5,667
    Participant transfers                                       27,403                -                62,820                 -
    Participant withdrawals                                        -                 (651)                (10)               (135)
                                                         -------------     --------------     ---------------     ---------------
    Net increase (decrease) in net assets resulting
      from participant transactions                             27,403              5,892              62,810               5,532
                                                         -------------     --------------     ---------------     ---------------
    Net increase (decrease) in net assets                       26,880              3,684              63,689                 305
NET ASSETS
    Beginning of period                                            -               15,233                 -                15,811
                                                         -------------     --------------     ---------------     ---------------
    End of period                                        $      26,880     $       18,917     $        63,689     $        16,116
                                                         =============     ==============     ===============     ===============

                                                                              PHOENIX-
                                                            PHOENIX-       GOODWIN MULTI-                           PHOENIX-MFS
                                                         GOODWIN MONEY      SECTOR FIXED     PHOENIX-HOLLISTER    INVESTORS GROWTH
                                                             MARKET            INCOME          VALUE EQUITY            STOCK
                                                           SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT(3)
                                                         -------------     --------------    -----------------    ----------------
FROM OPERATIONS
    Net investment income (loss)                         $       3,613     $        2,352     $           261     $            (5)
    Net realized gain (loss)                                       -                    3                 (14)                -
    Net unrealized appreciation (depreciation)                     -                  546              (7,690)               (570)
                                                         -------------     --------------     ---------------     ---------------
    Net increase (decrease) resulting from operations            3,613              2,901              (7,443)               (575)
                                                         -------------     --------------     ---------------     ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
    Participant deposits                                     1,369,126              5,667              10,901                 -
    Participant transfers                                     (804,280)            54,809              14,602              11,681
    Participant withdrawals                                    (14,223)              (183)               (685)               (123)
                                                         -------------     --------------     ---------------     ---------------
    Net increase (decrease) in net assets resulting
      from participant transactions                            550,623             60,293              24,818              11,558
                                                         -------------     --------------     ---------------     ---------------
    Net increase (decrease) in net assets                      554,236             63,194              17,375              10,983
NET ASSETS
    Beginning of period                                         18,061             17,841              28,112                 -
                                                         -------------     --------------     ---------------     ---------------
    End of period                                        $     572,297     $       81,035     $        45,487     $        10,983
                                                         =============     ==============     ===============     ===============

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                               PHOENIX-
                                                             PHOENIX-         OAKHURST        PHOENIX-SANFORD     PHOENIX-SANFORD
                                                         OAKHURST GROWTH      STRATEGIC        BERNSTEIN MID-     BERNSTEIN SMALL-
                                                           AND INCOME        ALLOCATION          CAP VALUE           CAP VALUE
                                                           SUBACCOUNT        SUBACCOUNT          SUBACCOUNT        SUBACCOUNT(2)
                                                         ---------------   --------------     ---------------     ----------------
FROM OPERATIONS
    Net investment income (loss)                         $          83     $        1,219     $           252     $            73
    Net realized gain (loss)                                       (25)                (6)              3,306                 888
    Net unrealized appreciation (depreciation)                  (3,212)            (5,113)             (4,475)               (268)
                                                         -------------     --------------     ---------------     ---------------
    Net increase (decrease) resulting from operations           (3,154)            (3,900)               (917)                693
                                                         -------------     --------------     ---------------     ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
    Participant deposits                                         6,542             10,901               2,833                 -
    Participant transfers                                          -               54,809              35,317              19,693
    Participant withdrawals                                       (626)              (699)                -                  (136)
                                                         -------------     --------------     ---------------     ---------------
    Net increase (decrease) in net assets resulting
      from participant transactions                              5,916             65,011              38,150              19,557
                                                         -------------     --------------     ---------------     ---------------
    Net increase (decrease) in net assets                        2,762             61,111              37,233              20,250
NET ASSETS
    Beginning of period                                         15,374             30,051               9,312                 -

                                                         -------------     --------------     ---------------     ---------------
    End of period                                        $      18,136     $       91,162     $        46,545     $        20,250
                                                         =============     ==============     ===============     ===============

                                                                                                                  FEDERATED FUND
                                                                                               ALGER AMERICAN         FOR U.S.
                                                         PHOENIX-SENECA    AIM V.I. CAPITAL       LEVERAGED         GOVERNMENT
                                                         MID-CAP GROWTH      APPRECIATION          ALLCAP          SECURITIES II
                                                           SUBACCOUNT       SUBACCOUNT(3)        SUBACCOUNT        SUBACCOUNT(1)
                                                         --------------    ----------------   ---------------    ----------------
FROM OPERATIONS
    Net investment income (loss)                         $         (65)    $           (7)    $           (66)    $          (239)
    Net realized gain (loss)                                       (49)               -                   (42)                 12
    Net unrealized appreciation (depreciation)                  (6,851)              (391)             (7,360)              4,745
                                                         -------------     --------------     ---------------    ----------------
    Net increase (decrease) resulting from operations           (6,965)              (398)             (7,468)              4,518
                                                         -------------     --------------     ---------------    ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
    Participant deposits                                         5,667                -                 5,667                 -
    Participant transfers                                          -               30,565                 -               166,782
    Participant withdrawals                                       (131)                (6)               (138)               (978)
                                                         -------------     --------------     ---------------    ----------------
    Net increase (decrease) in net assets resulting
      from participant transactions                              5,536             30,559               5,529             165,804
                                                         -------------     --------------     ---------------    ----------------
    Net increase (decrease) in net assets                       (1,429)            30,161              (1,939)            170,322
NET ASSETS
    Beginning of period                                         15,527                -                16,903                 -
                                                         -------------     --------------     ---------------    ----------------
    End of period                                        $      14,098     $       30,161     $        14,964     $       170,322
                                                         =============     ==============     ===============     ===============

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                         FEDERATED HIGH
                                                          INCOME BOND                                             MUTUAL SHARES
                                                            FUND II       VIP CONTRAFUND(R)      VIP GROWTH         SECURITIES
                                                           SUBACCOUNT        SUBACCOUNT(1)       SUBACCOUNT       SUBACCOUNT(1)
                                                         -------------    -----------------    --------------    ----------------
FROM OPERATIONS
    Net investment income (loss)                         $         568     $         (101)    $           (49)    $           (81)
    Net realized gain (loss)                                        (3)                15                 (39)                 10
    Net unrealized appreciation (depreciation)                       8              3,092              (6,823)              1,064
                                                         -------------     --------------     ---------------     ---------------
    Net increase (decrease) resulting from operations              573              3,006              (6,911)                993
                                                         -------------     --------------     ---------------     ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
    Participant deposits                                         2,617                -                 5,667                 -
    Participant transfers                                       14,602             93,608               4,741              45,051
    Participant withdrawals                                       (235)              (406)               (146)               (340)
                                                         -------------     --------------     ---------------     ---------------
    Net increase (decrease) in net assets resulting
      From participant transactions                             16,984             93,202              10,262              44,711
                                                         -------------     --------------     ---------------     ---------------
    Net increase (decrease) in net assets                       17,557             96,208               3,351              45,704
NET ASSETS
    Beginning of period                                          6,158                -                16,519                 -
                                                         -------------     --------------     ---------------     ---------------
    End of period                                        $      23,715     $       96,208     $        19,870     $        45,704
                                                         =============     ==============     ===============     ===============

                                                            TEMPLETON         TEMPLETON                                WANGER
                                                             FOREIGN           GROWTH           SCUDDER VIT        INTERNATIONAL
                                                           SECURITIES         SECURITIES      EQUITY 500 INDEX       SMALL CAP
                                                           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(1)        SUBACCOUNT
                                                         -------------     --------------     ----------------    ---------------
FROM OPERATIONS
    Net investment income (loss)                         $         110     $          122     $           674     $           (39)
    Net realized gain (loss)                                        (8)               217                  15                 (10)
    Net unrealized appreciation (depreciation)                  (2,492)            (5,155)              2,401              (1,548)
                                                         -------------     --------------     ---------------     ---------------
    Net increase (decrease) resulting from operations           (2,390)            (4,816)              3,090              (1,597)
                                                         -------------     --------------     ---------------     ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
    Participant deposits                                         2,833              2,833                 -                 2,833
    Participant transfers                                       28,454             45,051              64,744                 -
    Participant withdrawals                                        146               (401)               (437)                (78)
                                                         -------------     --------------     ---------------     ---------------
    Net increase (decrease) in net assets resulting
      from participant transactions                             31,433             47,483              64,307               2,755
                                                         -------------     --------------     ---------------     ---------------
    Net increase (decrease) in net assets                       29,043             42,667              67,397               1,158
NET ASSETS
    Beginning of period                                          8,303              8,770                 -                 8,178
                                                         -------------     --------------     ---------------     ---------------
    End of period                                        $      37,346     $       51,437     $        67,397     $         9,336
                                                         =============     ==============     ===============     ===============

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)

                                                                             WANGER U.S.
                                                                              SMALLER
                                                         WANGER TWENTY       COMPANIES
                                                         SUBACCOUNT(3)       SUBACCOUNT
                                                         -------------     --------------
FROM OPERATIONS
    Net investment income (loss)                         $          (7)    $          (82)
    Net realized gain (loss)                                         -                (29)
    Net unrealized appreciation (depreciation)                     (71)            (3,836)
                                                         -------------     --------------
    Net increase (decrease) resulting from operations              (78)            (3,947)
                                                         -------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
    Participant deposits                                           -                5,667
    Participant transfers                                       14,602             14,843
    Participant withdrawals                                        (46)              (169)
                                                         -------------     --------------
    Net increase (decrease) in net assets resulting
      from participant transactions                             14,556             20,341
                                                         -------------     --------------
    Net increase (decrease) in net assets                       14,478             16,394
NET ASSETS
    Beginning of period                                            -               16,823
                                                         -------------     --------------
    End of period                                        $      14,478     $       33,217
                                                         =============     ==============

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2002

(1) From inception July 22, 2002 to December 31, 2002.
(2) From inception October 22, 2002 to December 31, 2002.
(3) From inception November 18, 2002 to December 31, 2002.
(4) From inception December 13, 2002 to December 31, 2002.

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                                                PHOENIX-
                                          PHOENIX-          PHOENIX-           PHOENIX-      GOODWIN MULTI-
                                          DEUTSCHE          ENGEMANN        GOODWIN MONEY     SECTOR FIXED     PHOENIX-HOLLISTER
                                           DOW 30        CAPITAL GROWTH         MARKET           INCOME           VALUE EQUITY
                                        SUBACCOUNT(3)     SUBACCOUNT(2)     SUBACCOUNT(1)     SUBACCOUNT(2)      SUBACCOUNT(2)
                                       --------------    --------------    --------------     -------------     ----------------
FROM OPERATIONS
    Net investment income (loss)       $         112     $          (26)   $          953     $         757     $           123
    Net realized gain (loss)                      14                (11)              -                   1                 (21)
    Net unrealized appreciation
      (depreciation)                            (646)            (1,617)              -                (374)             (2,056)
                                       -------------     --------------    --------------     -------------     ---------------
    Net increase (decrease)
      resulting from operations                 (520)            (1,654)              953               384              (1,954)
                                       -------------     --------------    --------------     -------------     ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
    Participant deposits                         -                  -             258,016               -                   -
    Participant transfers                     15,916             17,524          (238,905)           17,525              30,257
    Participant withdrawals                     (163)               (59)           (2,003)              (68)               (191)
                                       -------------     --------------    --------------     -------------     ---------------
    Net increase (decrease) in net
      assets resulting from
      participant transactions                15,753             17,465            17,108            17,457              30,066
                                       -------------     --------------    --------------     -------------     ---------------
    Net increase (decrease) in
      net assets                              15,233             15,811            18,061            17,841              28,112
NET ASSETS
    Beginning of period                          -                  -                 -                 -                   -
                                       -------------     --------------    --------------     -------------     ---------------
    End of period                      $      15,233     $       15,811    $       18,061     $      17,841     $        28,112
                                       =============     ==============    ==============     =============     ===============

                                                             PHOENIX-
                                           PHOENIX-         OAKHURST      PHOENIX-SANFORD                        ALGER AMERICAN
                                       OAKHURST GROWTH      STRATEGIC      BERNSTEIN MID-     PHOENIX-SENECA    LEVERAGED ALLCAP
                                          AND INCOME       ALLOCATION        CAP VALUE        MID-CAP GROWTH        PORTFOLIO
                                        SUBACCOUNT(3)     SUBACCOUNT(2)     SUBACCOUNT(2)      SUBACCOUNT(2)      SUBACCOUNT(2)
                                       --------------    ---------------   ---------------    --------------    ----------------
FROM OPERATIONS
    Net investment income (loss)       $          33     $          349    $           53     $         (25)    $           (27)
    Net realized gain (loss)                     (13)                 6                39               (12)                 (7)
    Net unrealized appreciation
      (depreciation)                            (396)              (358)              491            (1,901)               (525)
                                       -------------     --------------    --------------     -------------     ---------------
    Net increase (decrease)
      resulting from operations                 (376)                (3)              583            (1,938)               (559)
                                       -------------     --------------    --------------     -------------     ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
    Participant deposits                         -                  -                 -                 -                   -
    Participant transfers                     15,916             30,257             8,762            17,524              17,524
    Participant withdrawals                     (166)              (203)              (33)              (59)                (62)
                                       -------------     --------------    --------------     -------------     ---------------
    Net increase (decrease) in net
      assets resulting from
      participant transactions                15,750             30,054             8,729            17,465              17,462
                                       -------------     --------------    --------------     -------------     ---------------
    Net increase (decrease) in
      net assets                              15,374             30,051             9,312            15,527              16,903
NET ASSETS
    Beginning of period                          -                  -                 -                 -                   -
                                       -------------     --------------    --------------     -------------     ---------------
    End of period                      $      15,374     $       30,051    $        9,312     $      15,527     $        16,903
                                       =============     ==============    ==============     =============     ===============

                                        FEDERATED HIGH                       TEMPLETON          TEMPLETON             WANGER
                                         INCOME BOND       VIP GROWTH          GROWTH         INTERNATIONAL       INTERNATIONAL
                                           FUND II          PORTFOLIO        SECURITIES        SECURITIES           SMALL CAP
                                        SUBACCOUNT(3)     SUBACCOUNT(2)    SUBACCOUNT(2)      SUBACCOUNT(2)       SUBACCOUNT(2)
                                       --------------    ---------------   ---------------    --------------    ----------------
FROM OPERATIONS
    Net investment income (loss)       $          (9)    $          (28)   $          (14)    $         (15)    $           (14)
    Net realized gain (loss)                      (3)                (8)               (1)               (3)                 (3)
    Net unrealized appreciation
      (depreciation)                            (128)              (908)               56              (410)               (536)
                                       -------------     --------------    --------------     -------------     ---------------
    Net increase (decrease)
      resulting from operations                 (140)              (944)               41              (428)               (553)
                                       -------------     --------------    --------------     -------------     ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
    Participant deposits                         -                  -                 -                 -                   -
    Participant transfers                      6,367             17,524             8,762             8,762               8,762
    Participant withdrawals                      (69)               (61)              (33)              (31)                (31)
                                       -------------     --------------    --------------     -------------     ---------------
    Net increase (decrease) in net
      assets resulting from
      participant transactions                 6,298             17,463             8,729             8,731               8,731
                                       -------------     --------------    --------------     -------------     ---------------
    Net increase (decrease) in
      net assets                               6,158             16,519             8,770             8,303               8,178
NET ASSETS
    Beginning of period                          -                  -                 -                 -                   -
                                       -------------     --------------    --------------     -------------     ---------------
    End of period                      $       6,158     $       16,519    $        8,770     $       8,303     $         8,178
                                       =============     ==============    ==============     =============     ===============

                                        WANGER U.S.
                                         SMALL CAP
                                       SUBACCOUNT(2)
                                       -------------
FROM OPERATIONS
    Net investment income (loss)       $         (27)
    Net realized gain (loss)                      (8)
    Net unrealized appreciation
     (depreciation)                             (605)
                                       -------------
    Net increase (decrease)
      resulting from operations                 (640)
                                       -------------
FROM ACCUMULATION UNIT TRANSACTIONS
    Participant deposits                         -
    Participant transfers                     17,524
    Participant withdrawals                      (61)
                                       -------------
    Net increase (decrease) in net
      assets resulting from
      participant transactions                17,463
                                       -------------
    Net increase (decrease) in
      net assets                              16,823
NET ASSETS
    Beginning of period                          -
                                       -------------
    End of period                      $      16,823
                                       =============

Footnotes for Statements of Changes in Net Assets
For the period ending December 31, 2001

(1) From inception June 29, 2001 to December 31, 2001
(2) From inception July 31, 2001 to December 31, 2001
(3) From inception August 28, 2001 to December 31, 2001

                       See Notes to Financial Statements

                         PHOENIX ESTATE STRATEGIES(SM)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

     The Phoenix Life Variable Universal Life Account (the "Account"), is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix Life is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 17, 1985. The Account currently consists of 55 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Scudder VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2002, all subaccounts were available for investment.

     Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account and the Guaranteed Interest Account ("GIA").

     The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

----------------------------------------------------------------------------------------------------------------------------------
SERIES NAME                                                 INVESTMENT OBJECTIVE
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                       High total return consistent with reasonable risk.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                            Long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                           Long-term growth of capital.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series            Long-term capital growth.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Dow 30 Series                              Track the total return of the Dow Jones Industrial Average(SM) before fund expenses.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Nasdaq-100 Index(R) Series                 Track the total return of the Nasdaq-100 Index(R) before fund expenses.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series         Capital appreciation and income with approximately equal emphasis.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                      Intermediate and long-term growth of capital appreciation, with income as a secondary consideration.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series              Long-term growth of capital.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                         As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series            Long-term total return.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                       Long-term capital appreciation. The series has a secondary investment objective to seek current income.
----------------------------------------------------------------------------------------------------------------------------------
                                                            High total return by investing in a broadly diversified portfolio of
Phoenix-J.P. Morgan Research Enhanced Index Series          equity securities of large and medium capitalization companies within the market sectors found in the S&P 500.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                        Maximum total return consistent with the preservation of capital.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                 Long-term growth of capital in a manner consistent with the preservation of capital.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core Series                         Long-term capital appreciation with dividend income as a secondary consideration.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                Long-term capital appreciation with dividend income as a secondary consideration.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series           Long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                       Long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                        Long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                   High current income and long-term capital appreciation to produce a high total return.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                  Capital appreciation with income as a secondary consideration.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                    Capital appreciation.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                   Long-term growth of capital and future income rather than current income.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                          Long-term growth of capital and secondarily to provide reasonable current income.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                    Capital appreciation and reasonable income.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                   Dividend growth, current income and capital appreciation.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                High total return over an extended period of time consistent with prudent investment risk.
----------------------------------------------------------------------------------------------------------------------------------

                         PHOENIX ESTATE STRATEGIES(SM)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------------------------------------------------------------------
SERIES NAME                                                 INVESTMENT OBJECTIVE
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series               Long-term capital growth through investment in equity securities of foreign and U.S. companies.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series              Long-term capital appreciation. Current income is a secondary investment objective.
----------------------------------------------------------------------------------------------------------------------------------
                                                            Long-term capital appreciation by investing primarily in small
Phoenix-Sanford Bernstein Small-Cap Value Series            capitalization stocks that appear to be undervalued. Current income is a secondary investment objective.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                        Capital appreciation.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                       Long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series       Long-term capital growth.
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Focus Equity Series                      Capital appreciation by investing primarily in equity securities.
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                          Growth of capital.
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                Long-term growth of capital with income as a secondary objective.
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                   Long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II            Current income.
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                          High current income.
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                 Long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                          Capital growth.
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                        Capital appreciation.
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                               Capital appreciation with income as a secondary objective.
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                Long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                           Long-term capital growth.
----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                      High total return.
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                            Long-term capital growth.
----------------------------------------------------------------------------------------------------------------------------------
                                                            Replicate, as closely as possible, before expenses, the performance
Scudder VIT EAFE(R) Equity Index Fund                       of the EAFE(R) Index which measures international stock market performance.
----------------------------------------------------------------------------------------------------------------------------------
                                                            Replicate, as closely as possible, before expenses, the performance
Scudder VIT Equity 500 Index Fund                           of the Standard & Poor's 500 Index which emphasizes stocks of large
                                                            U.S. companies.
----------------------------------------------------------------------------------------------------------------------------------
                                                            Long-term capital appreciation by investing primarily in equity
Technology Portfolio                                        securities of companies that the Adviser expects will benefit from their involvement in technology-related industries.
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                        Long-term capital growth.
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                              Long-term capital growth.
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                               Long-term capital growth.
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                               Long-term capital growth.
----------------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

     A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective series.

     B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

     C. INCOME TAXES: The Account is not a separate entity from Phoenix and, under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

     D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

     E. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles adopted or in effect in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2002, there were no contracts in the payout (annuitization) period.

                         PHOENIX ESTATE STRATEGIES(SM)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS

     Purchases and sales of shares of the Funds for the period ended December 31, 2002 aggregated the following:

SUBACCOUNT                                                                    PURCHASES            SALES
----------                                                                    ---------            ------
The Phoenix Edge Series Fund
    Phoenix-Aberdeen New Asia Series                                      $         27,822     $              -
    Phoenix-Deutsche Dow 30 Series                                                   6,812                  723
    Phoenix-Duff & Phelps Real Estate Securities Series                             63,621                   14
    Phoenix-Engemann Capital Growth Series                                           5,672                  208
    Phoenix-Goodwin Money Market Series                                          1,990,233            1,435,766
    Phoenix-Goodwin Multi-Sector Fixed Income Series                                62,940                  280
    Phoenix-Hollister Value Equity Series                                           25,872                  789
    Phoenix-MFS Investors Growth Stock Series                                       11,573                   16
    Phoenix-Oakhurst Growth and Income Series                                        6,692                  694
    Phoenix-Oakhurst Strategic Allocation Series                                    67,086                  844
    Phoenix-Sanford Bernstein Mid-Cap Value Series                                  41,871                  149
    Phoenix-Sanford Bernstein Small-Cap Value Series                                20,556                   31
    Phoenix-Seneca Mid-Cap Growth Series                                             5,672                  203

                         PHOENIX ESTATE STRATEGIES(SM)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                    PURCHASES            SALES
----------                                                                    ---------            ------
AIM Variable Insurance Funds
    AIM V.I. Capital Appreciation Fund                                    $         30,566     $              8

The Alger American Fund
    Alger American Leveraged AllCap Portfolio                                        5,673                  212

Federated Insurance Series
    Federated Fund for U.S. Government Securities II                               166,808                1,184
    Federated High Income Bond Fund II                                              17,892                  336

Fidelity(R) Variable Insurance Products
    VIP Contrafund(R) Portfolio                                                     93,603                  473
    VIP Growth Portfolio                                                            10,433                  221

Franklin Templeton Variable Insurance Products Trust -- Class 2
    Mutual Shares Securities Fund                                                   45,066                  420
    Templeton Foreign Securities Fund                                               31,714                  161
    Templeton Growth Securities Fund                                                48,372                  519

Scudder VIT Funds
    Scudder VIT Equity 500 Index Fund                                               65,480                  476

Wanger Advisors Trust
    Wanger International Small Cap                                                   2,837                  120
    Wanger Twenty                                                                   14,575                   21
    Wanger U.S. Smaller Companies                                                   20,521                  256

                         PHOENIX ESTATE STRATEGIES(SM)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES

     A summary of Financial Highlights of the Account for the periods ended December 31, 2002 and 2001 follows:

                                                                                               PERIOD ENDED
                                                                                               DECEMBER 31,
                                                                                     --------------------------------
                                                                                        2002                  2001
                                                                                     ---------              ---------
THE PHOENIX EDGE SERIES FUND
    PHOENIX-ABERDEEN NEW ASIA SERIES(7)
    Units                                                                               24,818                      -
    Unit Value, end of period                                                        $1.083108                      -
    Net assets, end of period (thousands)                                            $      27                      -
    Mortality and Expense fees as a % of average net assets                               0.40%(8)                  -
    Net investment income as a % of average net assets                                   30.72%(8)                  -
    Total return                                                                         (1.91%)                    -

    PHOENIX-DEUTSCHE DOW 30 SERIES(3)
    Units                                                                               23,780                 16,116
    Unit Value, end of period                                                        $0.795510              $0.945214
    Net assets, end of period (thousands)                                            $      19              $      15
    Mortality and Expense fees as a % of average net assets                               0.40%                  0.40%(8)
    Net investment income as a % of average net assets                                    1.03%                  2.24%(8)
    Total return                                                                        (15.84%)                (3.20%)

    PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(5)
    Units                                                                               55,076                      -
    Unit Value, end of period                                                        $1.156388                      -
    Net assets, end of period (thousands)                                            $      64                      -
    Mortality and Expense fees as a % of average net assets                               0.40%(8)                  -
    Net investment income as a % of average net assets                                   12.07%(8)                  -
    Total return                                                                          7.49%                     -

    PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(2)
    Units                                                                               24,626                 18,093
    Unit Value, end of period                                                        $0.654428              $0.873856
    Net assets, end of period (thousands)                                            $      16              $      16
    Mortality and Expense fees as a % of average net assets                               0.40%                  0.40%(8)
    Net investment income as a % of average net assets                                   (0.39%)                (0.40%)(8)
    Total return                                                                        (25.11%)                (9.43%)

    PHOENIX-GOODWIN MONEY MARKET SERIES(1)
    Units                                                                              559,522                 17,837
    Unit Value, end of period                                                        $1.022831              $1.012558
    Net assets, end of period (thousands)                                            $     572              $      18
    Mortality and Expense fees as a % of average net assets                               0.40%                  0.40%(8)
    Net investment income as a % of average net assets                                    0.89%                  2.63%(8)
    Total return                                                                          1.01%                  1.16%

                         PHOENIX ESTATE STRATEGIES(SM)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                                   PERIOD ENDED
                                                                                                   DECEMBER 31,
                                                                                         --------------------------------
                                                                                            2002                  2001
                                                                                         ---------              ---------
    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(2)
    Units                                                                                   72,029                 17,374
    Unit Value, end of period                                                            $1.125033              $1.026878
    Net assets, end of period (thousands)                                                $      81              $      18
    Mortality and Expense fees as a % of average net assets                                   0.40%                  0.40%(8)
    Net investment income as a % of average net assets                                        9.13%                 10.24%(8)
    Total return                                                                              9.56%                  2.20%

    PHOENIX-HOLLISTER VALUE EQUITY SERIES(2)
    Units                                                                                   64,546                 31,017
    Unit Value, end of period                                                            $0.704720              $0.906328
    Net assets, end of period (thousands)                                                $      45              $      28
    Mortality and Expense fees as a % of average net assets                                   0.40%                  0.40%(8)
    Net investment income as a % of average net assets                                        0.80%                  1.14%(8)
    Total return                                                                            (22.24%)                (6.93%)

    PHOENIX-MFS INVESTORS GROWTH STOCK SERIES(6)
    Units                                                                                   14,278                      -
    Unit Value, end of period                                                            $0.769187                      -
    Net assets, end of period (thousands)                                                $      11                      -
    Mortality and Expense fees as a % of average net assets                                   0.40%(8)                  -
    Net investment income as a % of average net assets                                       (0.37%)(8)                 -
    Total return                                                                             (4.98%)                    -

    PHOENIX-OAKHURST GROWTH AND INCOME SERIES(3)
    Units                                                                                   24,611                 16,100
    Unit Value, end of period                                                            $0.736913              $0.954846
    Net assets, end of period (thousands)                                                $      18              $      15
    Mortality and Expense fees as a % of average net assets                                   0.40%                  0.40%(8)
    Net investment income as a % of average net assets                                        0.51%                  0.65%(8)
    Total return                                                                            (22.82%)                (2.31%)

    PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES(2)
    Units                                                                                  102,558                 29,774
    Unit Value, end of period                                                            $0.888866              $1.009288
    Net assets, end of period (thousands)                                                $      91              $      30
    Mortality and Expense fees as a % of average net assets                                   0.40%                  0.40%(8)
    Net investment income as a % of average net assets                                        3.32%                  3.07%(8)
    Total return                                                                            (11.93%)                (0.41%)

                         PHOENIX ESTATE STRATEGIES(SM)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                               PERIOD ENDED
                                                                                               DECEMBER 31,
                                                                                     --------------------------------
                                                                                        2002                  2001
                                                                                     ---------              ---------
    PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(2)
    Units                                                                               45,419                  8,277
    Unit Value, end of period                                                        $1.024777              $1.125075
    Net assets, end of period (thousands)                                            $      47              $       9
    Mortality and Expense fees as a % of average net assets                               0.40%                  0.40%(8)
    Net investment income as a % of average net assets                                    1.88%                  1.47%(8)
    Total return                                                                         (8.91%)                 6.68%

    PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(5)
    Units                                                                               20,921                      -
    Unit Value, end of period                                                        $0.967938                      -
    Net assets, end of period (thousands)                                            $      20                      -
    Mortality and Expense fees as a % of average net assets                               0.40%(8)                  -
    Net investment income as a % of average net assets                                    3.18%(8)                  -
    Total return                                                                          7.43%                     -

    PHOENIX-SENECA MID-CAP GROWTH SERIES(2)
    Units                                                                               24,756                 18,331
    Unit Value, end of period                                                        $0.569495              $0.847074
    Net assets, end of period (thousands)                                            $      14              $      16
    Mortality and Expense fees as a % of average net assets                               0.40%                 0.400%(8)
    Net investment income as a % of average net assets                                   (0.39%)                (0.30%)(8)
    Total return                                                                        (32.77%)               (11.05%)

AIM VARIABLE INSURANCE FUNDS
    AIM V.I. CAPITAL APPRECIATION FUND(6)
    Units                                                                               43,067                      -
    Unit Value, end of period                                                        $0.700316                      -
    Net assets, end of period (thousands)                                            $      30                      -
    Mortality and Expense fees as a % of average net assets                               0.40%(8)                  -
    Net investment income as a % of average net assets                                   (0.41%)(8)                 -
    Total return                                                                         (4.08%)                    -

THE ALGER AMERICAN FUND
    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO(2)
    Units                                                                               24,162                 17,965
    Unit Value, end of period                                                        $0.619346              $0.940890
    Net assets, end of period (thousands)                                            $      15              $      17
    Mortality and Expense fees as a % of average net assets                               0.40%                  0.40%(8)
    Net investment income as a % of average net assets                                   (0.38%)                (0.40%)(8)
    Total return                                                                        (34.17%)                (3.18%)

                         PHOENIX ESTATE STRATEGIES(SM)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                               PERIOD ENDED
                                                                                               DECEMBER 31,
                                                                                     --------------------------------
                                                                                        2002                  2001
                                                                                     ---------              ---------
FEDERATED INSURANCE SERIES
    FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(4)
    Units                                                                              151,656                      -
    Unit Value, end of period                                                        $1.123088                      -
    Net assets, end of period (thousands)                                            $     170                      -
    Mortality and Expense fees as a % of average net assets                               0.40%(8)                  -
    Net investment income as a % of average net assets                                   (0.40%)(8)                 -
    Total return                                                                          3.27%                     -

    FEDERATED HIGH INCOME BOND FUND II(3)
    Units                                                                               23,657                  6,204
    Unit Value, end of period                                                        $1.002469              $0.992707
    Net assets, end of period (thousands)                                            $      24              $       6
    Mortality and Expense fees as a % of average net assets                               0.40%                  0.40%(8)
    Net investment income as a % of average net assets                                    6.34%                 (0.43%)(8)
    Total return                                                                          0.98%                 (2.17%)

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
    VIP CONTRAFUND(R) PORTFOLIO(4)
    Units                                                                              109,914                      -
    Unit Value, end of period                                                        $0.875309                      -
    Net assets, end of period (thousands)                                            $      96                      -
    Mortality and Expense fees as a % of average net assets                               0.40%(8)                  -
    Net investment income as a % of average net assets                                   (0.40%)(8)                 -
    Total return                                                                          6.81%                     -

    VIP GROWTH PORTFOLIO(2)
    Units                                                                               30,892                 17,856
    Unit Value, end of period                                                        $0.643192              $0.925169
    Net assets, end of period (thousands)                                            $      20              $      17
    Mortality and Expense fees as a % of average net assets                               0.40%                  0.40%(8)
    Net investment income as a % of average net assets                                   (0.28%)                (0.42%)(8)
    Total return                                                                        (30.48%)                (5.37%)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
    MUTUAL SHARES SECURITIES FUND(4)
    Units                                                                               53,075                      -
    Unit Value, end of period                                                        $0.861129                      -
    Net assets, end of period (thousands)                                            $      46                      -
    Mortality and Expense fees as a % of average net assets                               0.40%(8)                  -
    Net investment income as a % of average net assets                                   (0.40%)(8)                 -
    Total return                                                                          2.20%                     -

                         PHOENIX ESTATE STRATEGIES(SM)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                               PERIOD ENDED
                                                                                               DECEMBER 31,
                                                                                     --------------------------------
                                                                                        2002                  2001
                                                                                     ---------              ---------
    TEMPLETON FOREIGN SECURITIES FUND(2)
    Units                                                                               50,112                  9,037
    Unit Value, end of period                                                        $0.745262              $0.918800
    Net assets, end of period (thousands)                                            $      37              $       8
    Mortality and Expense fees as a % of average net assets                               0.40%                  0.40%(8)
    Net investment income as a % of average net assets                                    0.85%                 (0.44%)(8)
    Total return                                                                        (18.89%)                (4.87%)

    TEMPLETON GROWTH SECURITIES FUND(2)
    Units                                                                               64,013                  8,860
    Unit Value, end of period                                                        $0.803540              $0.989754
    Net assets, end of period (thousands)                                            $      51              $       9
    Mortality and Expense fees as a % of average net assets                               0.40%                  0.40%(8)
    Net investment income as a % of average net assets                                    0.42%                 (0.39%)(8)
    Total return                                                                        (18.81%)                 0.47%

SCUDDER VIT FUNDS
    SCUDDER VIT EQUITY 500 INDEX FUND(4)
    Units                                                                               81,756                      -
    Unit Value, end of period                                                        $0.824362                      -
    Net assets, end of period (thousands)                                            $      67                      -
    Mortality and Expense fees as a % of average net assets                               0.40%(8)                  -
    Net investment income as a % of average net assets                                    2.83%(8)                  -
    Total return                                                                          7.90%                     -

WANGER ADVISORS TRUST
    WANGER INTERNATIONAL SMALL CAP(2)
    Units                                                                               12,743                  9,579
    Unit Value, end of period                                                        $0.732685              $0.853711
    Net assets, end of period (thousands)                                            $       9              $       8
    Mortality and Expense fees as a % of average net assets                               0.40%                  0.40%(8)
    Net investment income as a % of average net assets                                   (0.40%)                (0.41%)(8)
    Total return                                                                        (14.18%)                (6.31%)

    WANGER TWENTY(6)
    Units                                                                               14,495                      -
    Unit Value, end of period                                                        $0.998785                      -
    Net assets, end of period (thousands)                                            $      14                      -
    Mortality and Expense fees as a % of average net assets                               0.40%(8)                  -
    Net investment income as a % of average net assets                                   (0.40%)(8)                 -
    Total return                                                                         (0.54%)                    -

                         PHOENIX ESTATE STRATEGIES(SM)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                                   PERIOD ENDED
                                                                                                   DECEMBER 31,
                                                                                         --------------------------------
                                                                                            2002                  2001
                                                                                         ---------              ---------
    WANGER U.S. SMALLER COMPANIES(2)
    Units                                                                                   39,508                 16,579
    Unit Value, end of period                                                            $0.840780              $1.014723
    Net assets, end of period (thousands)                                                $      33                    $17
    Mortality and Expense fees as a % of average net assets                                   0.40%                  0.40%(8)
    Net investment income as a % of average net assets                                       (0.39%)                (0.41%)(8)
    Total return                                                                            (17.14%)                (3.61%)

(1)  From inception June 29, 2001 to December 31, 2001.
(2)  From inception July 31, 2001 to December 31, 2001.
(3)  From inception August 28, 2001 to December 31, 2001.
(4)  From inception July 22, 2002 to December 31, 2002.
(5)  From inception October 22, 2002 to December 31, 2002.
(6)  From inception November 18, 2002 to December 31, 2002.
(7)  From inception December 13, 2002 to December 31, 2002.
(8)  Annualized.

                         PHOENIX ESTATE STRATEGIES(SM)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                           SUBACCOUNT
                                           -------------------------------------------------------------------------------
                                                                                      PHOENIX-DUFF &          PHOENIX-
                                               PHOENIX-           PHOENIX-             PHELPS REAL            ENGEMANN
                                             ABERDEEN NEW      DEUTSCHE DOW 30      ESTATE SECURITIES      CAPITAL GROWTH
                                             ASIA SERIES           SERIES                SERIES                SERIES
                                           ---------------     ----------------     ------------------    ----------------
Units outstanding, beginning of period                  -                16,116                     -               18,093
Participant deposits                                    -                 8,433                     -                6,718
Participant transfers                              24,818                     -                55,085                    -
Participant withdrawals                                 -                  (769)                   (9)                (185)
                                           -------------------------------------------------------------------------------
Units outstanding, end of period                   24,818                23,780                55,076               24,626
                                           ===============================================================================

                                                                   PHOENIX-
                                              PHOENIX-          GOODWIN MULTI-      PHOENIX-HOLLISTER        PHOENIX-MFS
                                           GOODWIN MONEY         SECTOR FIXED          VALUE EQUITY       INVESTORS GROWTH
                                           MARKET SERIES        INCOME SERIES             SERIES            STOCK SERIES
                                           ---------------     ----------------     ------------------    ----------------
Units outstanding, beginning of period             17,837                17,374                31,017                    -
Participant deposits                            1,343,366                 5,471                13,551                    -
Participant transfers                            (787,730)               49,356                20,864               14,431
Participant withdrawals                           (13,951)                 (172)                 (886)                (153)
                                           -------------------------------------------------------------------------------
Units outstanding, end of period                  559,522                72,029                64,546               14,278
                                           ===============================================================================

                                              PHOENIX-             PHOENIX-
                                          OAKHURST GROWTH          OAKHURST          PHOENIX-SANFORD       PHOENIX-SANFORD
                                             AND INCOME           STRATEGIC           BERNSTEIN MID-      BERNSTEIN SMALL-
                                              SERIES          ALLOCATION SERIES      CAP VALUE SERIES     CAP VALUE SERIES
                                           ---------------     ----------------     ------------------    ----------------
Units outstanding, beginning of period             16,100                29,774                 8,277                    -
Participant deposits                                9,294                11,891                 2,289                    -
Participant transfers                                   -                61,658                34,853               20,947
Participant withdrawals                              (783)                 (765)                    -                  (26)
                                           -------------------------------------------------------------------------------
Units outstanding, end of period                   24,611               102,558                45,419               20,921
                                           ===============================================================================

                                                                                                           FEDERATED FUND
                                           PHOENIX-SENECA      AIM V.I. CAPITAL       ALGER AMERICAN          FOR U.S.
                                           MID-CAP GROWTH        APPRECIATION        LEVERAGED ALLCAP        GOVERNMENT
                                               SERIES                FUND               PORTFOLIO           SECURITIES II
                                           ---------------     ----------------     ------------------    ----------------
Units outstanding, beginning of period             18,331                     -                17,965                    -
Participant deposits                                6,612                     -                 6,379                    -
Participant transfers                                   -                43,075                     -              152,523
Participant withdrawals                              (187)                   (8)                 (182)                (867)
                                           -------------------------------------------------------------------------------
Units outstanding, end of period                   24,756                43,067                24,162              151,656
                                           ===============================================================================

                         PHOENIX ESTATE STRATEGIES(SM)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                           SUBACCOUNT
                                           -------------------------------------------------------------------------------
                                           FEDERATED HIGH
                                            INCOME BOND         VIP CONTRAFUND(R)       VIP GROWTH          MUTUAL SHARES
                                              FUND II              PORTFOLIO             PORTFOLIO         SECURITIES FUND
                                           ---------------     ----------------     ------------------    ----------------
Units outstanding, beginning of period              6,204                     -                17,856                    -
Participant deposits                                2,729                     -                 6,178                    -
Participant transfers                              15,029               110,347                 7,054               53,467
Participant withdrawals                              (305)                 (433)                 (196)                (392)
                                           -------------------------------------------------------------------------------
Units outstanding, end of period                   23,657               109,914                30,892               53,075
                                           ===============================================================================

                                             TEMPLETON            TEMPLETON           SCUDDER VIT             WANGER
                                              FOREIGN              GROWTH           EQUITY 500 INDEX       INTERNATIONAL
                                          SECURITIES FUND       SECURITIES FUND           FUND               SMALL CAP
                                           ---------------     ----------------     ------------------    ----------------
Units outstanding, beginning of period              9,037                 8,860                     -                9,579
Participant deposits                                3,073                 2,796                     -                3,260
Participant transfers                              37,799                52,833                82,281                    -
Participant withdrawals                               203                  (476)                 (525)                 (96)
                                           -------------------------------------------------------------------------------
Units outstanding, end of period                   50,112                64,013                81,756               12,743
                                           ===============================================================================

                                                                   WANGER U.S.
                                                                    SMALLER
                                           WANGER TWENTY           COMPANIES
                                           ---------------     ----------------
Units outstanding, beginning of period                  -                16,579
Participant deposits                                    -                 5,402
Participant transfers                              14,512                17,712
Participant withdrawals                               (17)                 (185)
                                           -------------------------------------
Units outstanding, end of period                   14,495                39,508
                                           =====================================

                         PHOENIX ESTATE STRATEGIES(SM)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (IN UNITS)

                                                                        SUBACCOUNT
                                          --------------------------------------------------------------------------
                                                                                                         PHOENIX-
                                                                 PHOENIX-                                GOODWIN
                                              PHOENIX-           ENGEMANN            PHOENIX-          MULTI-SECTOR
                                          DEUTSCHE DOW 30     CAPITAL GROWTH       GOODWIN MONEY       FIXED INCOME
                                             SERIES(3)           SERIES(2)       MARKET SERIES(1)        SERIES(2)
                                          ---------------     --------------     ----------------    ---------------
Units outstanding, beginning of period                  -                  -                    -                  -
Participant deposits                                    -                  -              257,573                  -
Participant transfers                              16,299             18,162             (237,908)            17,441
Participant withdrawals                              (183)               (69)              (1,828)               (67)
                                          --------------------------------------------------------------------------
Units outstanding, end of period                   16,116             18,093               17,837             17,374
                                          ==========================================================================

                                                                                        PHOENIX-
                                                                     PHOENIX-           OAKHURST
                                          PHOENIX-HOLLISTER      OAKHURST GROWTH        STRATEGIC
                                             VALUE EQUITY           AND INCOME         ALLOCATION
                                               SERIES(2)             SERIES(3)          SERIES(2)
                                          -----------------      -----------------     ------------
Units outstanding, beginning of period                  -                    -
Participant deposits                                    -                    -
Participant transfers                              31,234               16,282            29,982
Participant withdrawals                              (217)                (182)             (208)
                                          ---------------------------------------------------------
Units outstanding, end of period                   31,017               16,100            29,774
                                          =========================================================

                                          PHOENIX-SANFORD                              ALGER
                                           BERNSTEIN MID-     PHOENIX-SENECA         AMERICAN         FEDERATED HIGH
                                             CAP VALUE        MID-CAP GROWTH     LEVERAGED ALLCAP      INCOME BOND
                                             SERIES(2)           SERIES(2)         PORTFOLIO(2)         FUND II(3)
                                          ---------------     --------------     ----------------    ---------------
Units outstanding, beginning of period                  -                  -                    -                 -
Participant deposits                                    -                  -                    -                 -
Participant transfers                               8,309             18,401               18,034             6,274
Participant withdrawals                               (32)               (70)                 (69)              (70)
                                          -------------------------------------------------------------------------
Units outstanding, end of period                    8,277             18,331               17,965             6,204
                                          =========================================================================

                                                                  TEMPLETON           TEMPLETON
                                                                   GROWTH           INTERNATIONAL
                                            VIP GROWTH           SECURITIES           SECURITIES
                                            PORTFOLIO(2)           FUND(2)              FUND(2)
                                          --------------      ----------------      --------------
Units outstanding, beginning of period                 -                    -                 -
Participant deposits                                   -                    -                 -
Participant transfers                             17,925                8,894             9,072
Participant withdrawals                              (69)                 (34)              (35)
                                          --------------------------------------------------------
Units outstanding, end of period                  17,856                8,860             9,037
                                          ========================================================

                                               WANGER
                                           INTERNATIONAL        WANGER U.S.
                                            SMALL CAP(2)       SMALL CAP(2)
                                          ---------------     --------------
Units outstanding, beginning of period                  -                  -
Participant deposits                                    -                  -
Participant transfers                               9,616             16,643
Participant withdrawals                               (37)               (64)
                                          ----------------------------------
Units outstanding, end of period                    9,579             16,579
                                          ==================================

(1)   From inception June 29, 2001 to December 31, 2001
(2)   From inception July 31, 2001 to December 31, 2001
(3)   From inception August 28, 2001 to December 31, 2001

                         PHOENIX ESTATE STRATEGIES(SM)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 6--POLICY LOANS

     Policy provisions allow policyowners to borrow up to 90% of the policy value, reduced by an amount equal to the surrender charge with interest of [4% due in policy years 1-10, 3% due in policy years 11-15 and 2.50% due in policy years 16 and thereafter for all states except New York] and [6% due in policy years 1-10, 5% due in policy years 11-15 and 4.50% due in policy years 16 and thereafter in New York], payable on each policy anniversary. At the time the loan is granted, an amount equivalent to the amount of the loan is transferred from the Account and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account, a part of Phoenix's general account as collateral for the outstanding loan. Transfers from the Account, are included as participant withdrawals in the accompanying financial statements. Amounts in the loaned portion of the Guaranteed Interest Account are credited with interest at 2% for all states except New York and 4% for New York. Loan repayments result in a transfer of collateral back to the Account and the non-loaned portion of the Guaranteed Interest Account.

NOTE 7--FEES AND RELATED PARTY TRANSACTIONS

     Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

     The cost of insurance is charged to each policy on a monthly basis by a withdrawal of participant units prorated among the elected subaccounts. The amount charged to each policy depends on a number of variables including sex, age, and risk class as well as the death benefit and cash value of the policy. Such costs aggregated $15,567 and $1,632 for the years ended December 31, 2002 and 2001, respectively.

     Upon partial surrender of a policy, a surrender fee of the lesser of $25 or 2% of the partial surrender amount paid and a fraction of the balance of any sales charges and premium taxes, and a pro-rata portion of the surrender charge that would apply to a full surrender is deducted from the policy value and paid to Phoenix.

     PEPCO is the principal underwriter and distributor for the Account.

     Sales charges, ranging from 0% to 30% of contract premiums depending on the inception of the contract period, to compensate Phoenix for distribution expenses incurred and a charge for federal and premium taxes equal to 3.75% of premiums paid, are paid to Phoenix by a withdrawal of participant units. In the event of a surrender before ten years, any unpaid balance of the sales charges and premium taxes is deducted and paid to Phoenix. Surrender fees deducted and paid to Phoenix aggregated $4,800 and $1,300 for the years ended December 31, 2002 and 2001, respectively.

     Phoenix assumes the mortality risk that insureds may live for a shorter time than projected because of inaccuracies in the projecting process and, accordingly, that an aggregate amount of death benefits greater than projected will be payable. The expense risk assumed is that expenses incurred in issuing the policies may exceed the limits on administrative charges set in the policies. In return for the assumption of these mortality and expense risks, Phoenix charges the Account an annual rate of 0.40% of the average daily net assets of the Account for mortality and expense risks assumed.

NOTE 8--DISTRIBUTION OF NET INCOME

     The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 9--DIVERSIFICATION REQUIREMENTS

     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

     The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 10--MERGERS

     On March 22, 2002, the Phoenix-Janus Growth Series ("Growth") acquired all of the net assets of the Phoenix-Janus Core Equity Series ("Core Equity") pursuant to an Agreement and Plan of Reorganization approved by Core Equity shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 3,141,426 shares of Growth valued at $22,032,065 for 2,467,046 shares of Core Equity outstanding on March 22, 2002. Core Equity's net assets on that date of $22,032,065, including $1,473,521 of net unrealized appreciation were combined with those of Growth. The aggregate net assets of Growth immediately after the merger were $90,807,708.

     On April 5, 2002, the Phoenix-Engemann Capital Growth Series ("Capital Growth") acquired all of the net assets of the Phoenix-Engemann Nifty Fifty Series ("Nifty Fifty") pursuant to an Agreement and Plan of Reorganization approved by Nifty Fifty shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 2,949,789 shares of Capital Growth valued at $39,773,479 for 4,885,261 shares of Nifty Fifty outstanding on April 5, 2002. Nifty Fifty's net assets on that date of $39,773,479, including $7,975,458 of net unrealized depreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $862,917,192.

     On April 5, 2002, the Phoenix-Oakhurst Strategic Allocation Series ("Strategic Allocation") acquired all of the net assets of the Phoenix-Oakhurst Balanced Series ("Balanced") pursuant to an Agreement and Plan of Reorganization approved by Balanced shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 17,438,879 shares of Strategic Allocation valued at $236,890,944 for 19,697,824 shares of Balanced outstanding on April 5, 2002. Balanced's net assets on that date of $236,890,944, including $25,034,492 of net unrealized appreciation were combined with those of Strategic Allocation. The aggregate net assets of Strategic Allocation immediately after the merger were $582,665,031.

                         PHOENIX ESTATE STRATEGIES(SM)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 11--MANAGER OF MANAGERS EXEMPTIVE ORDER

     The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, Inc. ("PVA") have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 12--PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES SUBSTITUTION

     Effective October 25, 2002 all shares of the Phoenix-Federated U.S. Government Bond Series held in the separate account were redeemed at net asset value and the proceeds were used to purchase shares of the Federated Fund for U.S. Government Securities II. Investors who held investments in the Phoenix-Federated U.S. Government Bond Series received a confirmation of activity for this transaction.

     As a result of the substitution, the Phoenix-Federated U.S. Government Bond Series is no longer available for investment.

NOTE 13--MIXED AND SHARED FUNDING

     Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

     The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 14--REORGANIZATION

     On November 12, 2002 and December 10, 2002, The Board of Trustees of PESF approved a Plan of Reorganization to merge three Series of PESF into other existing Series of PESF. Each discontinued Series was merged into a corresponding surviving Series as follows:

Discontinued Series                           Surviving Series                         Approval Date             Merger Date
-------------------                           ----------------                         -------------             ------------
Phoenix-Aberdeen New Asia                     Phoenix-Aberdeen International           November 12, 2002         February 7, 2003
Phoenix-MFS Investors Growth Stock            Phoenix-Janus Growth(1)                  December 10, 2002         February 14, 2003
Phoenix-Van Kampen Focus Equity               Phoenix-Janus Growth(1)                  December 10, 2002         February 14, 2003

     On the merger date, each discontinued Series transferred substantially all of its assets and its liabilities to the corresponding surviving Series. In exchange, shareholders of the discontinued Series received a proportional number of shares in the surviving Series.

(1) MFS succeeded Janus as subadvisor.

                       REPORT OF INDEPENDENT ACCOUNTANTS

[LOGO OF PRICEWATERHOUSECOOPERS]

To the Board of Directors of Phoenix Life Insurance Company and
Participants of Phoenix Life Variable Universal Life Account (Phoenix Estate Strategies(SM)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Phoenix Life Variable Universal Life Account (Phoenix Estate Strategies(SM)) at December 31, 2002, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 21, 2003

PHOENIX LIFE
VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHOENIX LIFE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.) CONSOLIDATED FINANCIAL STATEMENTS
         DECEMBER 31, 2002 AND 2001

                                TABLE OF CONTENTS

                                                                                                                    PAGE
                                                                                                                ------------
Report of Independent Accountants............................................................................        F-3

Consolidated Balance Sheet as of December 31, 2002 and 2001..................................................        F-4

Consolidated Statements of Income and Comprehensive Income for the years ended 2002, 2001 and
2000.........................................................................................................        F-5

Consolidated Statement of Cash Flows for the years ended 2002, 2001 and 2000.................................        F-6

Consolidated Statement of Changes in Stockholder's Equity for the years ended 2002, 2001 and
2000.........................................................................................................        F-7

Notes to Financial Statements................................................................................     F-8 - F-41

PRICEWATERHOUSECOOPERS [LOGO]
--------------------------------------------------------------------------------
                                                      PRICEWATERHOUSECOOPERS LLP
                                                      100 Pearl Street
                                                      Hartford CT 06103-4508
                                                      Telephone (860) 241-7000
                                                      Facsimile (860) 241-7590



REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors and Stockholder of Phoenix Life Insurance Company

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income, cash flows and changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries (the Company) at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for goodwill and other intangible assets in 2002 and for venture capital partnerships, securitized financial instruments and derivative instruments in 2001.



Hartford, Connecticut
February 5, 2003

                         PHOENIX LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                 ($ amounts in millions, except per share data)
                           DECEMBER 31, 2002 AND 2001


                                                                                                 2002             2001
                                                                                            ---------------  ---------------

ASSETS:
Available-for-sale debt securities, at fair value.......................................      $  11,836.8      $   9,607.7
Equity securities, at fair value........................................................            256.9            286.0
Mortgage loans, at unpaid principal balances............................................            468.8            535.8
Real estate, at lower of cost or fair value.............................................             69.6             83.1
Venture capital partnerships, at equity in net assets...................................            228.6            291.7
Affiliate equity and debt securities....................................................            187.4            330.6
Policy loans, at unpaid principal balances..............................................          2,195.9          2,172.2
Other investments.......................................................................            311.3            290.9
                                                                                            ---------------  ---------------
Total investments.......................................................................         15,555.3         13,598.0
Cash and cash equivalents...............................................................            970.8            547.9
Accrued investment income...............................................................            192.3            203.1
Premiums, accounts and notes receivable.................................................            224.9            175.1
Reinsurance recoverable balances........................................................             22.4             21.4
Deferred policy acquisition costs.......................................................          1,201.8          1,123.7
Deferred income taxes...................................................................             30.0             22.9
Goodwill and other intangible assets....................................................              3.1             22.6
Net assets of discontinued operations...................................................             20.8             20.8
Other general account assets............................................................            126.0            134.9
Separate account and investment trust assets............................................          5,793.1          5,570.0
                                                                                            ---------------  ---------------
TOTAL ASSETS............................................................................      $  24,140.5      $  21,440.4
                                                                                            ===============  ===============

LIABILITIES:
Policy liabilities and accruals.........................................................      $  12,680.0      $  11,846.4
Policyholder deposit funds..............................................................          3,395.7          1,515.2
Indebtedness............................................................................            175.0            175.0
Other general account liabilities.......................................................            378.4            505.7
Separate account and investment trust liabilities.......................................          5,793.1          5,564.9
                                                                                            ---------------  ---------------
TOTAL LIABILITIES.......................................................................         22,422.2         19,607.2
                                                                                            ---------------  ---------------

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES.........................................              1.7              1.1
                                                                                            ---------------  ---------------

STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares authorized and outstanding)..............             10.0             10.0
Additional paid-in capital..............................................................          1,712.0          1,712.0
Accumulated deficit.....................................................................            (79.8)            29.0
Accumulated other comprehensive income..................................................             74.4             81.1
                                                                                            ---------------  ---------------
TOTAL STOCKHOLDERS' EQUITY..............................................................          1,716.6          1,832.1
                                                                                            ---------------  ---------------
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY...........................      $  24,140.5      $  21,440.4
                                                                                            ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                 ($ amounts in millions, except per share data)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000


                                                                                2002             2001              2000
                                                                           ---------------  ---------------   ---------------

 REVENUES:
 Premiums...............................................................     $   1,081.9      $   1,112.7       $   1,147.4
 Insurance and investment product fees..................................           261.0            430.3             631.0
 Investment income, net of expenses.....................................           907.3            842.7           1,141.3
 Net realized investment gains (losses).................................           (17.5)           150.1              89.2
                                                                           ---------------  ---------------   ---------------
 TOTAL REVENUES.........................................................         2,232.7          2,535.8           3,008.9
                                                                           ---------------  ---------------   ---------------

 BENEFITS AND EXPENSES:
 Policy benefits, excluding policyholder dividends......................         1,436.1          1,406.7           1,409.8
 Policyholder dividends.................................................           401.8            400.1             378.0
 Policy acquisition cost amortization...................................            91.6            133.0             356.0
 Intangible asset amortization..........................................              .2             24.7              36.9
 Intangible asset impairments...........................................            --               --                --
 Interest expense.......................................................            12.2             20.0              32.7
 Demutualization expenses...............................................            --               25.9              21.8
 Other operating expenses...............................................           290.3            470.6             604.5
                                                                           ---------------  ---------------   ---------------
 TOTAL BENEFITS AND EXPENSES............................................         2,232.2          2,481.0           2,839.7
                                                                           ---------------  ---------------   ---------------
 Income (loss) from continuing operations
   before income taxes and minority interest ...........................              .5             54.8             169.2
 Applicable income taxes (benefit)......................................           (15.4)           (15.4)             60.3
                                                                           ---------------  ---------------   ---------------
 Income (loss) from continuing operations before minority interest......            15.9             70.2             108.9
 Minority interest in net income of subsidiaries........................              .6              3.7              14.1
                                                                           ---------------  ---------------   ---------------
 INCOME (LOSS) FROM CONTINUING OPERATIONS...............................            15.3             66.5              94.8
 Income from discontinued operations....................................            --               --                 9.4
 Loss on disposal of discontinued operations............................            --               --               (20.9)
                                                                            ---------------  ---------------   ---------------
 INCOME (LOSS) BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGES...........            15.3             66.5              83.3
 Cumulative effect of accounting changes:
 Goodwill and other intangible assets...................................           (10.3)            --                --
 Venture capital partnerships...........................................            --              (48.8)             --
 Securitized financial instruments......................................            --              (20.5)             --
 Derivative instruments.................................................            --                3.9              --
                                                                           ---------------  ---------------   ---------------
 NET INCOME (LOSS) .....................................................     $       5.0      $       1.1       $      83.3
                                                                           ===============  ===============   ===============


 COMPREHENSIVE INCOME:
 NET INCOME (LOSS)......................................................     $       5.0      $       1.1       $      83.3
                                                                           ---------------  ---------------   ---------------
 Net unrealized investment gains (losses)...............................           (25.7)            65.9              (1.3)
 Net unrealized derivative instruments gains............................             3.4              5.0              --
 Net unrealized foreign currency translation adjustment.................             1.2             (1.7)             (4.6)
 Minimum pension liability adjustment...................................            --               (8.3)              1.6
                                                                           ---------------  ---------------   ---------------
 OTHER COMPREHENSIVE INCOME (LOSS)......................................           (21.1)            60.9              (4.3)
                                                                           ---------------  ---------------   ---------------
 COMPREHENSIVE INCOME (LOSS)............................................     $     (16.1)     $      62.0       $      79.0
                                                                           ===============  ===============   ===============

The accompanying notes are an integral part of these financial statements

                         PHOENIX LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000


                                                                                   2002            2001             2000
                                                                              --------------  --------------   --------------

 OPERATING ACTIVITIES:
 Income (loss) from continuing operations.................................    $       15.3    $       66.5     $       94.8
 Net realized investment (gains) losses...................................            17.5          (150.1)           (89.2)
 Amortization and depreciation............................................            20.5            43.2             56.8
 Investment loss (income).................................................            67.2            97.4           (297.7)
 Securitized financial instruments and derivatives........................             --              --               --
 Deferred income taxes (benefit)..........................................            (8.8)          (28.3)           (71.6)
 Increase in receivables..................................................           (50.9)          (76.9)           (54.0)
 Deferred policy acquisition costs (increase) decrease....................          (174.1)          (76.2)           183.2
 (Increase) decrease in policy liabilities and accruals...................           453.1           469.0            472.8
 Other assets and other liabilities net change............................           (57.9)           64.4             80.0
                                                                              --------------  --------------   --------------
 Cash from continuing operations..........................................           281.9           409.0            375.1
 Discontinued operations, net.............................................           (43.7)          (75.1)          (264.6)
                                                                              --------------  --------------   --------------
 CASH FROM OPERATING ACTIVITIES...........................................           238.2           333.9            110.5
                                                                              --------------  --------------   --------------


INVESTING ACTIVITIES:
Investment purchases.....................................................         (4,951.5)       (3,822.3)        (2,110.2)
Investment sales, repayments and maturities..............................          3,550.0         2,285.0          2,154.4
Subsidiary purchases.....................................................            --             (368.1)           (59.3)
Subsidiary sales.........................................................            --              659.8             14.1
Premises and equipment additions.........................................            (13.6)          (13.7)           (21.5)
Premises and equipment dispositions......................................            --              --                20.6
Discontinued operations, net.............................................             43.7            77.5            259.5
                                                                              --------------  --------------   --------------
CASH (FOR) FROM INVESTING ACTIVITIES.....................................         (1,371.4)       (1,181.8)           257.6
                                                                              --------------  --------------   --------------

 FINANCING ACTIVITIES:
 Policyholder deposit fund receipts, net .................................         1,669.9           689.8            140.2
 Other indebtedness proceeds .............................................            --             180.0             50.0
 Indebtedness repayments .................................................            --            (144.5)          (152.4)
 Common stock issuance ...................................................            --              10.0             --
 Common stock dividends paid..............................................          (113.8)         (132.3)            --
 Capital contributions from parent........................................                            78.6
 Minority interest distributions..........................................            --              (5.8)            (5.8)
 Other financing activities, net..........................................            --              --                3.2
                                                                              --------------  --------------   --------------
 CASH FROM FINANCING ACTIVITIES...........................................          1,556.1           675.8            35.2
                                                                              --------------  --------------   --------------
 CHANGE IN CASH AND CASH EQUIVALENTS......................................            422.9          (172.1)          403.3
 Cash and cash equivalents, beginning of year.............................            547.9           720.0           316.7
                                                                              --------------  --------------   --------------
 CASH AND CASH EQUIVALENTS, END OF YEAR...................................     $      970.8    $      547.9     $      720.0
                                                                              ==============  ==============   ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                 ($ amounts in millions, except per share data)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000


                                                                                2002             2001             2000
                                                                           ---------------  ---------------  ---------------

COMMON STOCK AND ADDITIONAL PAID-IN CAPITAL:
Transfer from retained earnings for common shares
   issued in demutualization (10,000 shares)...........................            --            1,722.0             --
Contribution from parent for transfer of additional minimum pension
   liability...........................................................          14.4               --               --

RETAINED EARNINGS (ACCUMULATED DEFICIT):
Net income (loss)......................................................           5.0                1.1             83.3
Common stock dividends declared........................................        (113.8)            (132.3)
Transfer to common stock and additional paid-in capital
   for common shares issued in demutualization ........................            --           (1,722.0)            --
Demutualization contribution from parent ..............................            --              130.1             --
Policyholder cash payments and policy credits..........................            --              (41.5)            --
Equity adjustment for policyholder dividend obligation, net............            --              (30.3)            --
Other equity adjustments...............................................            --                3.2              5.9

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss)......................................         (21.1)              60.9             (4.3)
                                                                           ---------------  ---------------  ---------------
CHANGE IN STOCKHOLDER'S EQUITY.........................................        (115.5)              (8.8)            84.9
Stockholder's equity, beginning of year................................       1,832.1            1,840.9          1,756.0
                                                                           ---------------  ---------------  ---------------
STOCKHOLDERS' EQUITY, END OF YEAR......................................       1,716.6            1,832.1          1,840.9
                                                                           ===============  ===============  ===============


The accompanying notes are an integral part of these financial statements

                         PHOENIX LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
           ($ amounts in millions, except per share and per unit data)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000


1.       ORGANIZATION AND OPERATIONS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc., a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements. Also, we have reclassified amounts for 2001 and 2000 to conform with 2002 presentations.

We have prepared these financial statements in accordance with generally accepted accounting principles (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of goodwill and other intangible assets, investments in debt and equity securities, venture capital partnerships and affiliates; pension and other postemployment benefits liabilities and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes in italicized type.

In December 1999, we began the process of reorganizing and demutualizing our then principal operating company, Phoenix Home Life Mutual Insurance Company (Phoenix Home Life). We completed the process in June 2001, when all policyholder membership interests in the mutual company were extinguished and eligible policyholders of the mutual company received shares of common stock, $28.8 of cash and $12.7 of policy credits as compensation. Phoenix Home Life's retained earnings immediately following the demutualization (net of cash payments and policy credits that were charged directly to retained earnings) were reclassified to common stock and additional paid-in capital valued at $1,722.0. To protect the future dividends of these policyholders, we also established a closed block for their existing policies, which we describe in
Note 6.

ACCOUNTING CHANGES

At the beginning of 2002, we adopted a new accounting standard for goodwill and other intangible assets and recorded the cumulative effect of the adoption as a charge to earnings. We describe the adoption of this standard further in Note 4. At the beginning of 2001, we adopted a new accounting standard for derivative instruments and recorded the cumulative effect of the adoption as a credit to both earnings and other comprehensive income. We describe the adoption further in Note 12. Also at the beginning of 2001, we changed our accounting for venture capital partnerships to remove the lag in reporting their operating results and recorded the effect of this change as a charge to earnings. Additionally, in the beginning of the second quarter of 2001, we adopted a new accounting pronouncement for securitized financial instruments and recorded the cumulative effect of the adoption as a charge to earnings. We describe these changes further in Note 3.

Unaudited pro forma information on income (loss) from continuing operations for the years 2001 and 2000 assuming retroactive application of the accounting changes for goodwill and other intangibles assets and venture capital partnerships follows:

                                                                       2001                              2000
                                                         ---------------------------------  --------------------------------
                                                           PRO FORMA           ACTUAL         PRO FORMA          ACTUAL
                                                         ---------------   ---------------  ---------------  ---------------

Income (loss) from continuing operations.............      $      76.9       $      66.5      $     (92.6)     $      94.8

At year-end 2002, there is a newly issued accounting pronouncement that may affect our future accounting for variable interest entities included in our consolidated financial statements (Note 7). We describe this pending pronouncement within the notes to which they pertain.

Business combinations and dispositions

In January of 2001, Phoenix Life purchased the minority interest in Phoenix Investment Partners, Ltd. ("PXP"). This increased Phoenix Life's ownership from approximately 60% to 100%. On June 25, 2001 Phoenix Life sold PXP and certain other subsidiaries to The Phoenix Companies. Consequently, Phoenix Life's 2000 consolidated results include 60% of PXP's results and 100% of certain other subsidiaries results, while Phoenix Life's 2001 results include 100% of the results of PXP and certain other subsidiaries through June 25, 2001. Had these transactions been completed at the beginning of 2000, our operating results would have differed. Selected operating information on an unaudited pro forma and an actual basis for the years 2002, 2001 and 2000 follows:

                                                                       2001                              2000
                                                         ---------------------------------  --------------------------------
                                                           Pro forma           Actual         Pro forma          Actual
                                                         ---------------   ---------------  ---------------  ---------------

Revenues.............................................     $  2,153.7        $  2,535.8       $  2,629.3       $  3,008.9
Income (loss) from continuing operations.............     $    (23.4)       $     66.5       $     58.4       $     94.8


2.       LIFE AND ANNUITY ACTIVITIES

The Life and Annuity activities includes individual life insurance and annuity products, including universal life, variable life, term life and fixed and variable annuities. It also includes the results of our closed block, which consists primarily of participating whole life products.

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

We recognize life insurance premiums, other than premiums for universal life and certain annuity contracts, as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, allow us to control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

   o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 for single life and joint first-to-die policies and $12 for joint last-to-die policies, with excess amounts ceded to reinsurers.
   o We reinsure 80% of the mortality risk on the in-force block of the Confederation Life business we acquired in December 1997.
   o We entered into two separate reinsurance agreements in October 1998 and July 1999 to reinsure 80% of the mortality risk on a substantial portion of our otherwise retained individual life insurance business.
   o We reinsure 80% to 90% of the mortality risk on certain new issues of term, universal life, variable universal life and whole life products.
   o We assume and cede business related to the group accident and health block in run-off. While we are not writing any new contracts, we are contractually obligated to assume and cede premiums related to existing contracts.

Additional information on direct business written and reinsurance assumed and ceded for continuing operations for the years 2002, 2001 and 2000 follows:

                                                                                2002             2001             2000
                                                                           ---------------  ---------------  ---------------

Direct premiums..........................................................    $   1,137.4      $   1,176.3      $   1,189.6
Premiums assumed from reinsureds.........................................           16.9              0.6             26.7
Premiums ceded to reinsurers.............................................          (72.4)           (64.2)           (68.9)
                                                                           ---------------  ---------------  ---------------
PREMIUMS ................................................................    $   1,081.9      $   1,112.7      $   1,147.4
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net premiums.............................          1.6%             0.1%             2.3%
                                                                           ===============  ===============  ===============

Direct policy benefits incurred..........................................    $     420.9      $     385.7      $     373.6
Policy benefits assumed from reinsureds..................................           21.2             20.9             14.7
Policy benefits ceded to reinsurers......................................          (50.7)           (55.2)           (27.7)
                                                                           ---------------  ---------------  ---------------
POLICY BENEFITS..........................................................    $     391.4      $     351.4      $     360.6
                                                                           ===============  ===============  ===============

Direct life insurance in-force...........................................    $ 112,842.8      $ 105,517.9      $ 100,086.1
Life insurance in-force assumed from reinsureds..........................          440.9             28.1          1,562.9
Life insurance in-force ceded to reinsurers..............................      (74,265.8)       (69,127.0)       (64,354.3)
                                                                           ---------------  ---------------  ---------------
LIFE INSURANCE IN-FORCE..................................................    $  39,017.9      $  36,419.0      $  37,294.7
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net insurance in-force...................          1.1%             0.1%             4.2%
                                                                           ===============  ===============  ===============

Irrevocable letters of credit aggregating $40.6 at year-end 2002 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.

VALLEY FORGE LIFE INSURANCE

On July 23, 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation), effective July 1, 2002. The business acquired had a total account value of $557.0 at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance. The business acquired generated a loss of $17.2 ($11.2 after income taxes) for the year 2002.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with the 1997 acquisition of the Confederation Life business, we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For individual participating life insurance policies, DAC and PVFP are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date, resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

In the first quarter of 2002, we revised the mortality assumptions used in the development of estimated gross margins for the traditional participating block of business to reflect favorable experience. This revision resulted in a non-recurring decrease in deferred policy acquisition cost amortization of $22.1 ($14.4 after income taxes). In the third quarter of 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, at the quarter-end we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $13.5 ($8.8 after income taxes) increase in policy acquisition cost amortization expense in the third quarter of 2002.

In the fourth quarter of 2000, we reallocated assets supporting our participating life policies. This asset reallocation resulted from the execution of our wealth management strategy and the resulting significant change in the composition of new life insurance annualized premiums and a review of assets appropriate for the closed block that would be established if we reorganized from a mutual life insurance company to a stock life insurance company in 2001. This reallocation affected the estimated future gross margins used to determine the amortization of DAC for participating policies. Accordingly, the revisions to estimated future gross margins resulted in a non-recurring charge to earnings of $218.2 ($141.8 after income taxes).

The activity in deferred policy acquisition costs for the years 2002, 2001 and 2000 follows:

                                                                                  2002             2001            2000
                                                                             --------------   --------------  --------------

Direct acquisition costs deferred excluding acquisitions................       $    217.0       $    206.1      $    172.8
Acquisition costs recognized in Valley Forge Life acquisition...........             48.5             --              --
Costs amortized to expenses:
  Recurring costs related to operations.................................            (88.5)          (122.5)         (148.5)
(Cost) credit related to realized investment gains or losses............            (25.1)           (10.5)           10.7
  Non-recurring (cost) or credit for change in actuarial assumptions....             22.1             --            (218.2)
(Cost) or credit offsets to net unrealized investment gains or losses
  included in other comprehensive income................................            (95.9)            28.5          (116.6)
Equity adjustment for policyholder dividend obligation..................             --                3.1            --
                                                                             --------------   --------------  --------------
Change in deferred policy acquisition costs.............................             78.1            104.7          (299.8)
Deferred policy acquisition costs, beginning of year....................          1,123.7          1,019.0         1,318.8
                                                                             --------------   --------------  --------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR..........................       $  1,201.8       $  1,123.7      $  1,019.0
                                                                             ==============   ==============  ==============

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in-force. Future policy benefits for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder deposit funds are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 3.0% to 6.5% at year-end 2002, less administrative and mortality charges.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which range from 1.6% to 12.3%, less administrative charges. At year-end 2002 and 2001, there was $1,345.6 million and $369.9 million, respectively, in policyholder deposit funds with no associated surrender charges.


FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures (Note 12), we determine the fair value of guaranteed interest contracts, by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We valued the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances.

PARTICIPATING LIFE INSURANCE

Participating life insurance in-force was 45.5% and 50.4% of the face value of total individual life insurance in-force at year-end 2002 and 2001, respectively. The premiums on participating life insurance policies were 70.4%, 73.5% and 76.2% of total individual life insurance premiums in 2002, 2001, and 2000, respectively.

FUNDS UNDER MANAGEMENT

Activity in annuity funds under management for the years 2002, 2001 and 2000:

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

Deposits.................................................................       $  2,258.4      $  1,492.9      $    687.0
Performance..............................................................           (338.0)         (563.1)         (415.2)
Fees.....................................................................            (58.8)          (67.3)          (78.2)
Benefits and surrenders..................................................           (777.3)         (516.6)         (633.4)
                                                                              --------------  --------------  --------------
Change in funds under management.........................................          1,084.3           345.9          (439.8)
Funds under management, beginning of year................................          4,749.1         4,403.2         4,843.0
                                                                              --------------  --------------  --------------
FUNDS UNDER MANAGEMENT, END OF YEAR......................................       $  5,833.4      $  4,749.1      $  4,403.2
                                                                              ==============  ==============  ==============


3.       INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). Prior to 2001, we classified private placement debt securities as held-to-maturity and reported them at amortized cost, less any impairment. In connection with our conversion to a public company, in 2001 we reclassified these securities, when their carrying value was $2,338.8, to available-for-sale and recorded a $162.0 unrealized gain ($83.9 unrealized gain after offsets for applicable deferred policy acquisition costs and deferred income taxes) in other comprehensive income.

Fair value and cost of our debt securities at year-end 2002 and 2001 follows:

                                                                       2002                              2001
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency...........................     $      461.6      $      431.3     $      269.2     $      256.0
State and political subdivision......................            534.7             481.9            531.6            508.6
Foreign government...................................            183.9             168.4            326.7            293.7
Corporate............................................          5,427.9           5,076.5          4,332.1          4,290.3
Mortgage-backed......................................          3,099.9           2,901.9          2,540.2          2,476.6
Other asset-backed...................................          2,128.8           2,122.1          1,607.9          1,648.4
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES......................................     $   11,836.8      $   11,182.1     $    9,607.7     $    9,473.6
                                                         ===============   ===============  ===============  ===============

Amounts applicable to the closed block...............     $    6,418.0      $    5,939.8     $    5,739.5     $    5,630.7
                                                         ===============   ===============  ===============  ===============

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

We owned no non-income producing debt securities at year-end 2002 or 2001.

Fair value and cost of our equity securities at year-end 2002 and 2001 follows:

                                                                       2002                              2001
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

Hilb, Rogal and Hamilton common stock..................    $    11.1         $     2.6        $    --          $    --
Other equity securities................................        245.8             211.0            286.0            265.5
                                                         ---------------   ---------------  ---------------  ---------------
EQUITY SECURITIES......................................    $   256.9         $   213.6        $   286.0        $   265.5
                                                         ===============   ===============  ===============  ===============

Amounts applicable to the closed block.................    $    --           $    --          $    --          $    --
                                                         ===============   ===============  ===============  ===============

Hilb, Rogal and Hamilton Company (HRH) is a Virginia-based property and casualty insurance and employee benefit products distributor, traded on the New York Stock Exchange; we owned 6.4% of its common shares, as well as convertible debt securities, and, prior to November 2002, we had a contractual right to designate two nominees for election to its board of directors. In November 2002, we completed a transaction where it is no longer appropriate to consider HRH as an affiliate for accounting and reporting purposes.

Our ownership of HRH included common stock and convertible notes, which we received when we sold our property and casualty insurance distribution business to HRH in 1999. The common stock and the notes, if converted, would have represented 16.8% of HRH's common stock outstanding.

On November 12, 2002, we converted our HRH note into shares of HRH common stock, when our total HRH holdings had a total fair value of $167.1. On the following day, we sold shares of HRH common stock to The Phoenix Companies for $157.4.

As a result of these transactions, we recorded a gross realized investment gain of $107.1 in 2002. Net of offsets for applicable deferred policy acquisition costs, our realized gain was $38.8. We calculated our gains using the specific identification of the securities sold.

Gross and net unrealized gains and losses from debt and equity securities at year-end 2002 and 2001 follow:

                                                                          2002                            2001
                                                             -------------------------------  ------------------------------
                                                                 GAINS            LOSSES          GAINS           LOSSES
                                                             --------------   --------------  --------------  --------------

U.S. government and agency...............................      $    30.5        $    (0.2)      $    13.3       $    (0.1)
State and political subdivision..........................           53.1             (0.3)           24.7            (1.7)
Foreign government.......................................           20.2             (4.7)           34.1            (1.1)
Corporate................................................          442.7            (91.3)          145.5          (103.7)
Mortgage-backed..........................................          198.5             (0.5)           73.1            (9.5)
Other asset-backed.......................................           85.0            (78.3)           34.3           (74.8)
                                                             --------------   --------------  --------------  --------------
DEBT SECURITIES GAINS AND LOSSES.........................      $   830.0        $  (175.3)      $   325.0       $  (190.9)
                                                             ==============   ==============  ==============  ==============
EQUITY SECURITIES GAINS AND LOSSES.......................      $    58.7        $   (15.4)      $    52.4       $   (31.9)
                                                             ==============   ==============  ==============  ==============
NET GAINS................................................      $   698.0                        $   154.6
                                                             ==============                   ==============

MORTGAGE LOANS AND REAL ESTATE

We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired mortgages. We consider a mortgage loan to be impaired if we believe it is probable that we will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. We do not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful.

For purpose of fair value disclosures (Note 12), we estimated the fair value of mortgage loans by discounting the present value of scheduled loan payments. We based the discount rate on the comparable U.S. Treasury rates for loan durations plus spreads of 130 to 800 basis points, depending on our internal quality ratings of the loans. For in-process-of-foreclosure or defaulted loans, we estimated fair value as the lower of the underlying collateral value or the loan balance.

Our mortgage loans are diversified by property type, location and borrower. Mortgage loans are collateralized by the related properties and are generally no greater than 75% of the properties' value at the time the loans are originated. The fair values of our investments in mortgage loans and real estate by property type and geographic region and the fair value of our mortgage loans at year-end 2002 and 2001 follow:

                                                                     MORTGAGE LOANS                    REAL ESTATE
                                                              ------------------------------  ------------------------------
                                                                   2002            2001            2002            2001
                                                              --------------  --------------  --------------  --------------

PROPERTY TYPE:
Apartment buildings......................................       $   159.0       $   171.0       $    51.9       $    50.4
Office buildings.........................................           131.5           155.4            15.1            25.2
Retail stores............................................           151.5           170.4             2.6             7.5
Industrial buildings.....................................            42.2            52.0            --              --
Other....................................................             0.1             2.0            --              --
                                                              --------------  --------------  --------------  --------------
Subtotal.................................................           484.3           550.8            69.6            83.1
Less: valuation allowances...............................            15.5            15.0            --              --
                                                              --------------  --------------  --------------  --------------
MORTGAGE LOANS AND REAL ESTATE...........................       $   468.8       $   535.8       $    69.6       $    83.1
                                                              ==============  ==============  ==============  ==============

Amounts applicable to the closed block...................       $   373.2       $   386.5       $    --         $    --
                                                              ==============  ==============  ==============  ==============

                                                                     MORTGAGE LOANS                    REAL ESTATE
                                                              ------------------------------  ------------------------------
                                                                   2002            2001            2002            2001
                                                              --------------  --------------  --------------  --------------
GEOGRAPHIC REGION:
Northeast................................................      $    86.8        $   116.5       $    50.1       $    54.4
Southeast................................................          123.3            130.5            --              --
North central............................................          122.8            134.8             0.4             0.4
South central............................................           96.5            101.7            13.5            13.0
West.....................................................           54.9             67.3             5.6            15.3
                                                             ---------------  -------------   --------------  --------------
Subtotal ................................................          484.3            550.8            69.6            83.1
Less: valuation allowances...............................           15.5             15.0            --              --
                                                             ---------------  -------------   --------------  --------------
MORTGAGE LOANS AND REAL ESTATE...........................      $   468.8        $   535.8       $    69.6       $    83.1
                                                             ===============  =============   ==============  ==============

Fair value of mortgage loans.............................      $   488.2        $   554.1
                                                             ===============  =============


The carrying values of delinquent and in-process-of-foreclosure mortgage loans at year-end 2002 and 2001 were $5.6 and $5.6, respectively. The carrying values of mortgage loans on which the payment terms have been restructured or modified were $29.5 and $31.1 at year-end 2002 and 2001, respectively. We have provided valuation allowances for delinquent, in-process-of-foreclosure and restructured or modified mortgage loans. Activity in valuation allowances, which have been deducted in arriving at mortgage loan and real estate carrying values, for the years 2002, 2001 and 2000 follows:

                                                              MORTGAGE LOANS                           REAL ESTATE
                                               ----------------------------------------------  -----------------------------
                                                   2002            2001            2000            2001            2000
                                               --------------  --------------  --------------  --------------  -------------

Valuation allowance, beginning of year......     $    15.0       $     9.1       $    14.3       $     9.3       $     3.2
Additions charged to income.................           0.6             6.1             1.8            --               6.1
Deductions for write-offs and disposals.....          (0.1)           (0.2)           (7.0)           (9.3)           --
                                               --------------  --------------  --------------  --------------  -------------
VALUATION ALLOWANCE, END OF YEAR............     $    15.5       $    15.0       $     9.1       $    --         $     9.3
                                               ==============  ==============  ==============  ==============  =============

Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $3.5, $3.6 and $3.9 in 2002, 2001 and 2000, respectively. Actual interest income on these loans included in net investment income was $2.7, $2.4 and $3.1 in 2002, 2001 and 2000, respectively. The amount of interest foregone by non-income producing mortgage loans was $0.6 for the year 2002. There were no non-income producing mortgage loans during 2001.

VENTURE CAPITAL PARTNERSHIPS

We invest as a limited partner in venture capital limited partnerships. These partnerships focus on early-stage ventures, primarily in the information technology and life science industries and leveraged buyout funds. We also have direct equity investments in leveraged buyouts and corporate acquisitions.

We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the earnings for any lag in reporting. In the first quarter of 2001, we changed our accounting for venture capital partnership earnings to eliminate the quarterly lag in information provided to us. We did this by estimating the change in our share of partnership earnings for the quarter. This change resulted in a $75.1 charge ($48.8 charge after income taxes), representing the cumulative effect of this accounting change on the fourth quarter of 2000.

To estimate the net equity in earnings of the venture capital partnerships for each quarter, we developed a methodology to estimate the change in value of the underlying investee companies in the venture capital partnerships. For public investee companies, we used quoted market prices at the end of each quarter, applying liquidity discounts to these prices in instances where such discounts were applied in the underlying partnerships' financial statements. For private investee companies, we applied a public industry sector index to roll the value forward each quarter. We apply this methodology consistently each quarter with subsequent adjustments to reflect market events reported by the partnerships (e.g., new rounds of financing, initial public offerings and writedowns by the general partners). Our methodology recognizes both downward and upward change in value of the underlying investee companies, but we do not exceed the last reported value by the partnerships. In addition, we annually revise the valuations we have assigned to the investee companies to reflect the valuations in the audited financial statements received from the venture capital partnerships.

Our venture capital earnings are subject to variability. The components of net investment income related to venture capital partnerships for the years 2002, 2001 and 2000 follow:

                                                                                   2002            2001             2000
                                                                              --------------  --------------   --------------

Net realized gains (losses) on partnership cash and stock distributions..       $    (4.7)      $    17.8        $   223.3
Partnership operating expenses...........................................            (7.4)           (6.4)            (7.7)
Net unrealized gains (losses) on partnership investments.................           (47.2)          (95.9)            61.7
                                                                              --------------  --------------   --------------
VENTURE CAPITAL PARTNERSHIP NET INVESTMENT INCOME (LOSS).................       $   (59.3)      $   (84.5)       $   277.3
                                                                              ==============  ==============   ==============

Our investments in venture capital partnerships at year-end 2002 and 2001 by type of investment follow:

                                                                                                   2002            2001
                                                                                              --------------  --------------

Technology..............................................................................        $    25.0       $    41.3
Telecommunications......................................................................             10.2            19.1
Biotechnology...........................................................................             11.1            14.1
Health care.............................................................................              9.2            10.7
Consumer and business products and services.............................................             45.9            46.6
Financial services......................................................................             28.1            30.3
Other...................................................................................             50.6            57.8
                                                                                              --------------  --------------
Private holdings........................................................................            180.1           219.9
Public holdings.........................................................................             23.0            39.8
Cash and cash equivalents...............................................................             22.4            22.5
Other...................................................................................              3.1             9.5
                                                                                              --------------  --------------
VENTURE CAPITAL PARTNERSHIPS............................................................        $   228.6       $   291.7
                                                                                              ==============  ==============

Unfunded commitments....................................................................        $   154.7       $   166.8
                                                                                              ==============  ==============

Amounts applicable to the closed block:
Venture capital partnerships............................................................        $     0.8       $    --
                                                                                              ==============  ==============
Unfunded commitments....................................................................        $     3.4       $    --
                                                                                              ==============  ==============

The unfunded commitments can be drawn down by the various venture capital partnerships as necessary to fund their portfolio investments.

Investment activity in venture capital partnerships for the years 2002, 2001 and 2000 follows:

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

Capital invested.........................................................       $    43.0       $    47.0       $    96.9
Equity in partnership earnings (losses)..................................           (59.3)          (84.5)          277.3
Cumulative effect of accounting change...................................            --             (75.1)           --
Realized loss on partnerships being sold.................................            (5.1)           --              --
Distributions of earnings received.......................................           (14.2)          (30.5)         (222.4)
Distributions of capital received........................................           (27.5)          (32.5)          (22.6)
                                                                              --------------  --------------  --------------
Change in venture capital partnerships...................................           (63.1)         (175.6)          129.2
Venture capital partnership investments, beginning of year...............           291.7           467.3           338.1
                                                                              --------------  --------------  --------------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF YEAR.....................       $   228.6       $   291.7       $   467.3
                                                                              ==============  ==============  ==============

In February 2003, we reached an agreement to sell a 50% interest in certain of our venture capital partnerships to an outside party and transfer the remaining 50% interest to our closed block. The carrying value of the partnerships being sold and transferred totaled $53.5 after realizing a loss of $5.1 in year 2002 to reflect the proceeds being received. The unfunded commitments of the partnerships being sold and transferred totaled $28.1; the outside party and the closed block will each fund half of these commitments.

AFFILIATE EQUITY AND DEBT SECURITIES

Our investments in affiliate equity and debt securities represent investments in operating entities in which we own less than a majority of the outstanding common stock and where we exercise significant influence over the operating and financial policies of the companies. We use the equity method of accounting for our investments in common stock of these affiliates; we use fair value to report our investments in these affiliates' debt securities. For years prior to 2001, we considered our investments in Aberdeen and HRH debt securities as being held-to-maturity and reported them at amortized cost. In 2001, we transferred these securities to the available-for-sale category and recorded a $110.6 unrealized gain ($71.9 unrealized gain after income taxes).

We evaluate our equity method investments for an other than temporary impairment at each balance sheet date considering quantitative and qualitative factors including quoted market price of underlying equity securities, the duration the carrying value is in excess of fair value and historical and projected earnings and cash flow capacity

Carrying value and cost of investments in affiliates at year-end 2002 and 2001 follows:

                                                                          2002                            2001
                                                             -------------------------------  ------------------------------
                                                                CARRYING                        CARRYING
                                                                 VALUE            COST            VALUE           COST
                                                             --------------   --------------  --------------  --------------

 Aberdeen common stock...................................      $   119.3        $   109.1       $   103.9       $   109.1
 Aberdeen 7% convertible notes...........................           37.5             37.5           101.2            37.5
 Aberdeen 5.875% convertible bonds.......................           15.2             21.2            --              --
 HRH common stock........................................           --               --              18.7            15.9
 HRH 5.25% convertible notes.............................           --               --              78.9            32.0
 Other...................................................           15.4             26.5            27.9            13.4
                                                             --------------   --------------  --------------  --------------
AFFILIATE DEBT AND EQUITY SECURITIES.....................      $   187.4        $   194.3       $   330.6       $   207.9
                                                             ==============   ==============  ==============  ==============

The fair value based on quoted market price of our equity investment in Aberdeen was $43.6 and $221.1 at year-end 2002 and 2001.

ABERDEEN ASSET MANAGEMENT

Our ownership of Aberdeen common stock includes 4% of their outstanding shares that we purchased in May 2001 for $46.8 and 18% of their outstanding shares that we purchased between 1996 and 1999 for $62.3. Our ownership of Aberdeen convertible debt securities includes two issues: $37.5 in 7% convertible subordinated notes issued in 1996 and $19.0 in 5.875% convertible bonds issued in 2002. The notes mature on March 29, 2003, subject to four six-month extensions at Aberdeen's option with increasing interest rates for each extension. The bonds mature in 2007. The conversion prices for both the notes and the bonds are in excess of Aberdeen's common stock price at year-end 2002. The fair value of our investment in Aberdeen common stock, based on the London Stock Exchange closing price at year-end 2002 and 2001, was $43.6 and $221.1, respectively. The carrying value of our investment in Aberdeen on the equity method of accounting totaled $119.3 and $103.9 at year-end 2002 and 2001, respectively. The difference between our investment and our percentage of Aberdeen's net assets represents goodwill resulting from our acquisition of Aberdeen common stock.

A summary of Aberdeen's financial position on a U.K. GAAP basis of accounting at September 30, 2002 and 2001 (its fiscal year-end, converted to U.S. dollars at 2002 and 2001 exchange rates) and results of its operations and cash flows for each of the three years ending September 30, 2002 converted to U.S. dollars using the 2002, 2001 and 2000 average exchange rates follows:

                                                                                                   2002            2001
                                                                                              --------------  --------------

FINANCIAL POSITION
Cash and cash equivalents...............................................................        $    52.5       $    92.6
Other current assets....................................................................             95.8           102.0
Goodwill and other intangible assets....................................................            657.8           599.0
Other general account assets............................................................             86.5            71.0
Separate account assets.................................................................            411.8            82.2
                                                                                              --------------  --------------
Total assets............................................................................          1,304.4           946.8
                                                                                              --------------  --------------
Indebtedness............................................................................            429.8           338.3
Other general account liabilities.......................................................            129.1           204.7
Separate account liabilities............................................................            411.8            82.2
Preferred stockholders' equity..........................................................             33.3            47.0
                                                                                              --------------  --------------
Total liabilities and preferred stockholders' equity....................................          1,004.0           672.2
                                                                                              --------------  --------------
NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS............................................        $   300.4       $   274.6
                                                                                              ==============  ==============


                                                                                  2002            2001            2000
                                                                              --------------  --------------  --------------

RESULTS OF OPERATIONS
Revenues.................................................................       $   289.9       $   264.0       $   179.4
Expenses.................................................................           262.8           228.4           126.7
                                                                              --------------  --------------  --------------
Income before income taxes...............................................            27.1            35.6            52.7
Income taxes.............................................................            16.8            13.9            15.2
                                                                              --------------  --------------  --------------
Net income...............................................................            10.3            21.7            37.5
Preferred stock dividends................................................             1.7             1.8            --
                                                                              --------------  --------------  --------------
NET INCOME APPLICABLE TO COMMON STOCKHOLDERS.............................       $     8.6       $    19.9       $    37.5
                                                                              ==============  ==============  ==============

CASH FLOWS
Cash from operating activities...........................................       $    20.7       $    35.5       $    65.6
Cash (for) from financing activities.....................................            (6.4)          260.6           (16.6)
Cash for investing activities............................................           (53.1)         (293.6)          (37.1)
                                                                              --------------  --------------  --------------
CASH FLOWS...............................................................       $   (38.8)      $     2.5       $    11.9
                                                                              ==============  ==============  ==============

The U.K. investment management industry and the split capital closed-end fund sector in particular have suffered a significant decline in investor confidence and liquidity since September 2001. Aberdeen has acted as a manager of certain of these funds and at its 2002 year-end the funds represented 5% of its assets under management. The U.K. Financial Services Authority has commenced a review of the split capital fund sector, including Aberdeen's managed funds. The U.K. Financial Ombudsman Service has also commenced a related review of one of the funds managed by Aberdeen.

On November 1, 2002, Aberdeen announced the results of a strategic review, which concluded that it should focus on its core strength of active management of equity and fixed income securities. Consistent with the review, Aberdeen subsequently announced its intentions to divest of a business segment that actively manages property investments and a conditional agreement to dispose of its rights to manage certain retail funds for cash consideration of $138.0.

Sources of equity in earnings of and interest earned from investments in affiliates for the years 2002, 2001 and 2000 follow:

                                                                                  2002            2001             2000
                                                                              --------------  --------------  ---------------

Aberdeen common stock dividends..........................................       $     3.8       $     6.3            $5.0
Equity in Aberdeen undistributed income (loss)...........................             2.3            (0.5)            2.0
Aberdeen 7% convertible notes............................................             2.6             2.6             2.6
Aberdeen 5.875% convertible bonds........................................             1.2            --              --
HRH common stock dividends...............................................             0.5             0.6             0.6
Equity in HRH undistributed income.......................................             2.5             1.9             0.6
HRH 5.25% convertible notes..............................................             1.3             1.7             1.7
Other....................................................................            (3.2)           (0.1)           (0.8)
                                                                              --------------  --------------  ---------------
AFFILIATE INVESTMENT INCOME..............................................       $    11.0       $    12.5       $    11.7
                                                                              ==============  ==============  ===============

In connection with the adoption of a new accounting standard for goodwill and other intangible assets (Note 4), we recorded a charge of $10.3 ($10.3 after income taxes) as the cumulative effect adjustment to reduce the carrying value of goodwill to its fair value for our equity investment in an Argentine financial services company in which we have a 50% interest that is reflected in the other category above.

POLICY LOANS AND OTHER INVESTED ASSETS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. For purposes of fair value disclosures (Note 12), we estimate the fair value of fixed rate policy loans by discounting the present value of loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include leveraged lease investments and other partnership and joint venture interests. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests.

Our derivative instruments primarily include interest rate swap agreements. We report these contracts at fair values, which are based on current settlement values. These values are determined by brokerage quotes that utilize pricing models or formulas based on current assumptions for the respective agreements.

Other invested assets at year-end 2002 and 2001 follow:

                                                                                                   2002            2001
                                                                                              --------------  --------------

Transportation and other equipment leases...............................................        $    66.0       $    85.0
Separate account equity investments.....................................................             36.0            54.6
Mezzanine partnerships..................................................................             45.4            37.1
Affordable housing partnerships.........................................................             25.7            28.2
Derivative instruments (Note 12)........................................................             37.1            20.6
Other affiliate investments.............................................................              8.1             7.6
Equity investments in collateralized obligations........................................             17.8            18.8
Other partnership interests.............................................................             75.2            39.0
                                                                                              --------------  --------------
OTHER INVESTED ASSETS...................................................................        $   311.3       $   290.9
                                                                                              ==============  ==============

NET INVESTMENT INCOME

Sources of net investment income for the years 2002, 2001 and 2000 follow:

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

Debt securities..........................................................       $   729.0       $   677.6       $   601.2
Equity securities........................................................             3.9             5.2            13.3
Mortgage loans...........................................................            40.4            45.0            54.6
Real estate..............................................................            13.9            16.1             9.2
Venture capital partnerships.............................................           (59.3)          (84.5)          277.3
Affiliate debt and equity securities.....................................            11.0            12.5            11.7
Other invested assets....................................................             3.2             7.1             3.4
Policy loans.............................................................           171.8           168.6           157.4
Cash and cash equivalents................................................            10.8            15.2            27.5
                                                                              --------------  --------------  --------------
Total investment income..................................................           924.7           862.8         1,155.6
Less: investment expenses................................................            17.4            20.1            14.3
                                                                              --------------  --------------  --------------
NET INVESTMENT INCOME....................................................       $   907.3       $   842.7        $1,141.3
                                                                              ==============  ==============  ==============

NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions, when declines in fair value of debt and equity securities whose value, in our judgment, is considered to be other-than-temporarily impaired are written down to fair value as a charge to realized losses included in net income. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made. The new cost basis is not changed for subsequent recoveries in value. The closed block policyholder dividend obligation, applicable deferred policy acquisition costs, and applicable income taxes are reported separately as components of net income.

Effective April 1, 2001, we adopted a new accounting pronouncement for securitized financial instruments. This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific valuation methods to these securities to determine if there has been an other-than-temporary decline in value. Upon adoption of this pronouncement, we recorded a $31.6 charge ($20.5 charge after income taxes) as the cumulative effect of an accounting change.

Sources and types of net realized investment gains (losses) for the years 2002, 2001 and 2000 follow:

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

Debt securities..........................................................       $  (122.9)      $   (72.6)      $    (7.5)
Equity securities........................................................            (9.8)           --              --
Mortgage loans...........................................................            (0.6)           (6.1)           (1.8)
Real estate..............................................................            --              --              (6.1)
Venture capital partnerships.............................................            (5.1)           --              --
Other invested assets....................................................           (22.0)           (3.7)           --
                                                                              --------------  --------------  --------------
IMPAIRMENT LOSSES........................................................          (160.4)          (82.4)          (15.4)
                                                                              --------------  --------------  --------------
Debt securities gains....................................................            92.6            53.2             9.6
Debt securities losses...................................................           (45.9)          (31.5)          (56.5)
Equity securities gains..................................................           116.3            12.2           178.2
Equity securities losses.................................................           (22.4)          (21.0)          (31.4)
Mortgage loans...........................................................             0.2             7.1             4.8
Real estate..............................................................             4.0            (2.5)            1.8
Other invested assets....................................................            (1.9)          215.0            (1.9)
                                                                              --------------  --------------  --------------
NET TRANSACTION GAINS....................................................           142.9           232.5           104.6
                                                                              --------------  --------------  --------------
NET REALIZED INVESTMENT GAINS (LOSSES)...................................       $   (17.5)      $   150.1       $    89.2
                                                                              ==============  ==============  ==============
Closed block applicable policyholder dividend obligation (reduction).....           (40.3)          (15.4)           --
Applicable deferred acquisition costs (benefit)..........................            25.1            10.5           (10.7)
Applicable deferred income taxes (benefit)...............................             (.5)           53.4            32.9
                                                                              --------------  --------------  --------------
Offsets to realized investment gains (losses)............................           (15.7)           48.5            22.2
                                                                              --------------  --------------  --------------
NET REALIZED INVESTMENT GAINS (LOSSES) INCLUDED IN NET INCOME............       $    (1.8)      $   101.6       $    67.0
                                                                              ==============  ==============  ==============

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

Sources of net unrealized investment gains (losses) for the years 2002, 2001 and 2000 follow:

                                                                                2002             2001             2000
                                                                           ---------------  ---------------  ---------------

Debt securities..........................................................    $    520.6       $     89.7       $    213.8
Equity securities........................................................          22.8            (23.8)           (98.6)
Affiliate debt securities................................................        (116.5)           110.6             --
Other investments .......................................................          (1.1)             3.6             (0.6)
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS..........................................    $    425.8       $    180.1       $    114.6
                                                                           ===============  ===============  ===============

Net unrealized investment gains..........................................    $    425.8       $    180.1       $    114.6
                                                                           ---------------  ---------------  ---------------
Applicable policyholder dividend obligation..............................         369.4            108.8             --
Applicable deferred policy acquisition costs.............................          95.9            (28.5)           116.6
Applicable deferred income taxes (benefit)...............................         (13.8)            33.9             (0.7)
                                                                           ---------------  ---------------  ---------------
Offsets to net unrealized investment gains...............................         451.5            114.2            115.9
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES)
  INCLUDED IN OTHER COMPREHENSIVE INCOME (Note 10).......................    $    (25.7)      $     65.9       $     (1.3)
                                                                           ===============  ===============  ===============

CASH FLOWS

Investment purchases, sales, repayments and maturities for the years 2002, 2001 and 2000 follow:

                                                                                 2002            2001             2000
                                                                           ---------------  ---------------  ---------------

Debt security purchases................................................      $ (4,725.5)      $ (3,531.3)      $ (1,774.4)
Equity security purchases..............................................           (58.3)           (72.8)          (130.5)
Venture capital partnership investments................................           (43.0)           (47.0)           (96.9)
Affiliate equity and debt security purchases...........................           (28.0)           (46.8)            --
Other invested asset purchases.........................................           (73.0)           (57.4)           (45.7)
Policy loan advances, net..............................................           (23.7)           (67.0)           (62.7)
                                                                           ---------------  ---------------  ---------------
INVESTMENT PURCHASES...................................................      $ (4,951.5)      $ (3,822.3)      $ (2,110.2)
                                                                           ===============  ===============  ===============

Debt securities sales..................................................      $  1,805.1       $  1,219.5       $    921.9
Debt securities maturities and repayments..............................         1,305.6            824.7            526.0
Equity security sales..................................................           273.2            114.6            515.4
Mortgage loan maturities and principal repayments......................            67.7             58.7            126.6
Venture capital partnership capital distributions......................            28.5             30.7             37.9
Real estate and other invested assets sales............................            69.9             36.8             26.6
                                                                           ---------------  ---------------  ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES............................      $  3,550.0       $  2,285.0       $  2,154.4
                                                                           ===============  ===============  ===============

The maturities of debt securities and mortgage loans, by contractual sinking fund payment and maturity, at year-end 2002 are summarized in the following table. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, we may have the right to put or sell the obligations back to the issuers and mortgage loans may be refinanced. We did not refinance any mortgage loans during 2002 or 2001.

                                                                                                AFFILIATE
                                                                 DEBT           MORTGAGE          DEBT
                                                              SECURITIES         LOANS          SECURITIES         TOTAL
                                                             --------------   --------------  --------------   -------------

  Due in one year or less..............................       $   1,044.3      $      84.9     $      37.5      $   1,166.7
  Due after one year through five years................           3,613.3            240.5            21.2          3,875.0
  Due after five years through ten years...............           2,663.6             73.5            --            2,737.1
  Due after ten years..................................           3,860.9             69.9            --            3,930.8
                                                             --------------   --------------  --------------
                                                                                                               -------------
  TOTAL................................................       $  11,182.1      $     468.8     $      58.7      $  11,709.6
                                                             ==============   ==============  ==============   =============


4.       GOODWILL AND OTHER INTANGIBLE ASSETS

At the beginning of 2002, we adopted the new accounting standard for goodwill and other intangible assets, including amounts reflected in our carrying value of equity-method investments. Under this new standard, we discontinued recording amortization expense on goodwill and other intangible assets with indefinite lives, but we continue recording amortization expense for those intangible assets with definite estimated lives. For goodwill and indefinite-lived intangible assets, we perform impairment tests at the reporting-unit level at least annually. For purposes of the impairment test, the fair value of the reporting units is based on the sum of: a multiple of revenue, plus the fair value of the units tangible net fixed assets. Prior to 2002, we amortized goodwill principally over forty years and investment management contracts and employment contracts over five to sixteen years and three to seven years, respectively. All amortization expense has been and continues to be calculated on a straight-line basis.

Upon adoption of the new accounting standard, we recorded a cumulative effect charge of $10.4 to reduce the carrying value of goodwill and other intangible assets with indefinite lives to fair value related to an international equity investment.

The gross and net carrying amounts of goodwill and other intangible assets at year-end 2002 and 2001 follow:

                                                                       2002                              2001
                                                         ---------------------------------  --------------------------------
                                                             GROSS              NET             GROSS             NET
                                                         ---------------   ---------------  ---------------  ---------------

Goodwill.............................................      $     3.8         $     2.5        $     3.8        $     3.2
Other................................................            3.2                .6             21.8             19.4
                                                         ---------------   ---------------  ---------------  ---------------
GOODWILL AND OTHER INTANGIBLE ASSETS.................      $     7.0         $     3.1        $    25.6        $    22.6
                                                         ===============   ===============  ===============  ===============

Estimated intangible asset amortization for the next five years totals $0.5 as follows: 2003, $0.2; 2004, $0.2; 2005, $0.1 and $0.0 for 2006 and 2007.


5.       FINANCING ACTIVITIES

INDEBTEDNESS

We have recorded indebtedness at unpaid principal balances of each instrument. For purposes of fair value disclosures, we have determined the fair value of indebtedness based on contractual cash flows discounted at market rates.

Our surplus notes are an obligation of Phoenix Life and are due December 1, 2006. Interest payments are at an annual rate of 6.95%, require the prior approval of the Superintendent of Insurance of the State of New York (Superintendent) and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York insurance law. The notes have no early redemption provisions. New York insurance law provides that the notes are not part of the legal liabilities of Phoenix Life. The carrying value was $175.0 million for 2002 and 2001. The fair value was $182.5 million and $183.4 million at 2002 and 2001, respectively

In December 2002, The Phoenix Companies closed on a new $100, 364-day unfunded unsecured senior revolving credit facility. This facility replaced the $375.0 credit facility, which was terminated. The Phoenix Companies unconditionally guarantees any loans under the new facility to us. Base rate loans would bear interest at the greater of our lead bank's prime commercial rate or effective funds rate plus 0.5%. Eurodollar rate loans would bear interest at LIBOR plus an applicable margin. Credit facility covenants require The Phoenix Companies to maintain a minimum consolidated stockholders' equity of $1,700, a maximum consolidated debt-to-capital ratio of 30% and, for us, a minimum risk-based capital ratio of 225%. All credit facility covenants were complied with at year-end 2002. There were no borrowings on this credit line in 2002.

At year-end 2002, we had $10.6 of standby letters of credit primarily to cover any potential losses on certain reinsurance.

Interest expense on our indebtedness for the years 2002, 2001 and 2000 follows:

                                                                                  2002            2001            2000
                                                                              --------------  --------------  --------------

Surplus notes............................................................       $    12.2       $    12.2       $    12.2
Senior unsecured bonds...................................................            --              --              --
Bank credit facility and other indebtedness..............................            --               7.8            20.5
                                                                              --------------  --------------  --------------
Total interest expense...................................................       $    12.2       $    20.0       $    32.7
                                                                              ==============  ==============  ==============

Interest expense paid....................................................       $    12.2       $    23.7       $    34.1
                                                                              ==============  ==============  ==============


6.       DEMUTUALIZATION AND CLOSED BLOCK

Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company (Phoenix Life).

Effective June 30, 2001, we adopted a new accounting pronouncement, which provided guidance on accounting by insurance enterprises for demutualization, including the emergence of earnings from and the financial presentation of the closed block established in connection with the demutualization. The pronouncement specifies that closed block assets, liabilities, revenues and expenses should be displayed with all other assets, liabilities, revenues and expenses of the insurance enterprise based on the nature of the particular item, with appropriate disclosures relating to the closed block. We recorded a charge on adoption of $30.3 to equity representing the establishment of the policyholder dividend obligation along with the corresponding effect on deferred policy acquisition costs and deferred income taxes.

As specified in the plan of reorganization, Phoenix Life established a closed block as of December 31, 1999 to preserve over time the reasonable dividend expectations of individual life and annuity policyholders for which dividends were currently being paid or were expected to be paid under the then-current dividend scale. The closed block comprises a defined limited group of policies and a defined set of assets, is governed by a set of operating rules and it will continue in effect as long as any policy in the closed block remains in effect.

Phoenix Life allocated assets to the closed block in an amount we believed sufficient to produce cash flows which, together with anticipated premiums and other revenues from the policies included in the closed block, we expect to support payment of obligations relating to these policies. These obligations include the payment of claims, certain expenses, taxes and policyholder dividends, which we estimated to continue at rates in effect for 2000.

We use the same accounting principles to account for the participating policies included in the closed block as we used prior to the date of demutualization. The only accounting policy difference is the establishment of the policyholder dividend obligation, described below.

The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

In our financial statements, we present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders, but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected.

As closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earning contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

Summarized information on closed block assets and liabilities at year-end 2002 and 2001 and inception (December 31, 1999) and closed block revenues and expenses, changes in the policyholder dividend obligation and cash flows, all for the cumulative period from inception to year-end 2002, the year 2002 and from the date of demutualization (June 25, 2001) to year-end 2001, follow:

                                                                               2002              2001          INCEPTION
                                                                          ----------------  ---------------  ---------------

Debt securities........................................................     $  6,418.0        $  5,739.5       $  4,773.1
Policy loans...........................................................        1,399.0           1,407.1          1,380.0
Mortgage loans.........................................................          373.2             386.5            399.0
Venture capital partnerships...........................................            0.8              --               --
                                                                          ----------------  ---------------  ---------------
Total closed block investments.........................................        8,191.0           7,533.1          6,552.1
Cash and cash equivalents..............................................          200.2             176.6             --
Accrued investment income..............................................          110.9             125.6            106.8
Premiums receivable....................................................           42.1              41.1             35.2
Deferred income taxes..................................................          402.7             392.8            389.4
Other closed block assets..............................................           45.2              18.0              6.2
                                                                          ----------------  ---------------  ---------------
TOTAL CLOSED BLOCK ASSETS..............................................        8,992.1           8,287.2          7,089.7
                                                                          ----------------  ---------------  ---------------
Policy liabilities and accruals........................................        9,449.0           9,150.2          8,301.7
Policyholder dividends payable.........................................          363.4             357.3            325.1
Policyholder dividend obligation.......................................          547.3             167.2             --
Other closed block liabilities.........................................           24.2              48.8             12.3
                                                                          ----------------  ---------------  ---------------
TOTAL CLOSED BLOCK LIABILITIES.........................................       10,383.9           9,723.5          8,639.1
                                                                          ----------------  ---------------  ---------------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS............     $  1,391.8        $  1,436.3       $  1,549.4
                                                                          ================  ===============  ===============

                                                                             CUMULATIVE          2002             2001
                                                                           ---------------  ---------------  ---------------

Premiums...............................................................     $   3,238.0      $   1,043.2      $     565.7
Net investment income .................................................         1,638.1            562.0            281.1
Net realized investment losses.........................................           (79.7)           (49.3)           (18.4)
                                                                           ---------------  ---------------  ---------------
TOTAL REVENUES.........................................................         4,796.4          1,555.9            828.4
                                                                           ---------------  ---------------  ---------------
Policy benefits, excluding dividends...................................         3,302.5          1,079.4            580.0
Policyholder dividends.................................................         1,153.0            390.0            190.8
Additional policyholder dividend obligation provision..................            23.9             10.7             13.2
Other operating expenses...............................................            39.0             10.3              6.1
                                                                           ---------------  ---------------  ---------------
TOTAL BENEFITS AND EXPENSES............................................         4,518.4          1,490.4            790.1
                                                                           ---------------  ---------------  ---------------
Closed block contribution to income before income taxes................           278.0             65.5             38.3
Applicable income taxes................................................            97.7             22.6             13.4
                                                                           ---------------  ---------------  ---------------
CLOSED BLOCK CONTRIBUTION TO INCOME....................................     $     180.3      $      42.9      $      24.9
                                                                           ===============  ===============  ===============

Unrealized investment gains............................................     $     478.2      $     369.4      $      38.5
Revenue in excess of benefits and expenses.............................            69.1             10.7             13.2
Revenue in excess of benefits and expenses ($45.2) and
  unrealized investment gains ($70.3) charges to retained earnings.....            --                --             115.5
Policyholder dividend obligation, beginning of period..................            --              167.2             --
                                                                          ----------------  ---------------  ---------------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD........................     $     547.3      $     547.3      $     167.2
                                                                          ================  ===============  ===============

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings.


7.       SEPARATE ACCOUNTS AND INVESTMENT TRUSTS

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

Separate account assets and liabilities are primarily carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.

Investment trusts are assets held for the benefit of institutional clients which have investments in structured finance products offered by PXP. Structured finance products include collateralized debt and bond obligations backed by portfolios of public high yield bonds, emerging market bonds, commercial mortgage-backed and asset-backed securities and bank loans.

Investment trusts for which PXP is the sponsor and actively manages the assets, and for which there is not a substantive amount of outside third party equity investment in the trust, are consolidated in the financial statements. Our financial exposure is limited to our share of equity and bond investments in these vehicles and there are no financial guarantees from us, or recourse to us, for these investment trusts. Asset valuation changes are directly offset by changes in the corresponding liabilities. Fees are recorded when management services provided to the trusts are earned and are included in revenues.

Separate accounts and investment trusts at year-end 2002 and 2001 follow:

                                                                                                 2002             2001
                                                                                            ---------------  ---------------

Life and Annuity segment separate accounts..............................................      $  4,131.7       $  4,769.6
Corporate and Other segment separate accounts...........................................           239.5            255.6
                                                                                            ---------------  ---------------
Total separate accounts.................................................................         4,371.2          5,025.2
                                                                                            ---------------  ---------------
Phoenix CDO I ..........................................................................           150.4            160.1
Phoenix CDO II..........................................................................           377.2            384.7
Phoenix-Mistic 2002-1 CBO...............................................................           894.3             --
                                                                                            ---------------  ---------------
Total investment trusts.................................................................         1,421.9            544.8
                                                                                            ---------------  ---------------
TOTAL SEPARATE ACCOUNT ASSETS AND INVESTMENT TRUSTS.....................................      $  5,793.1       $  5,570.0
                                                                                            ===============  ===============

VARIABLE INTEREST ENTITIES

A new accounting standard was issued in January 2003 that interprets the existing standards on consolidation. It clarifies the application of standards of consolidation to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties (variable interest entities). Variable interest entities are required to be consolidated by their primary beneficiaries if they do not effectively disperse risks among all parties involved. The primary beneficiary of a variable interest entity is the party that absorbs a majority of the entity's expected losses, receives a majority of its expected residual returns, or both, as a result of holding variable interests. As required, on February 1, 2003, we adopted the new standard for variable interest entities created after January 31, 2003 and for variable interest entities in which we obtain an interest after January 31, 2003. We will adopt the new standard on July 1, 2003 for variable interest entities in which we hold a variable interest that we acquired before February 1, 2003. We are currently evaluating the effect of the adoption on our consolidated financial statements.

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may hold interests in those entities. We serve as the investment advisor to eight collateralized bond obligations (CBOs) that were motivated by bond market arbitrage opportunities, including the three in the table above. The eight CBOs have aggregate assets of $3 billion that are invested in a variety of fixed income securities and purchased from third parties. The CBOs reside in bankruptcy remote special purpose entities in which we neither provide recourse or guarantees. Our exposure under the new standard stems from our debt and equity investments in these CBOs in which affiliates earn advisory fees to manage the CBO portfolios. Our maximum exposure to loss with respect to the CBOs is $86.1 at year-end.


8.       INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return.

The allocation of income taxes to elements of comprehensive income (loss) and between current and deferred for the years 2002, 2001 and 2000 follows:

                                                                                   2002            2001              2000
                                                                              --------------  --------------  --------------

CONTINUING OPERATIONS
Current................................................................         $     (6.6)     $     12.9      $    131.9
Deferred...............................................................               (8.8)          (28.3)          (71.6)
                                                                              --------------  --------------  --------------
CONTINUING OPERATIONS..................................................              (15.4)          (15.4)           60.3
Discontinued operations................................................               --              --              (5.9)
Cumulative effect of accounting changes................................               --             (35.2)           --
                                                                              --------------  --------------  --------------
NET INCOME (LOSS)......................................................              (15.4)     $    (50.6)     $     54.4
Other comprehensive income.............................................               (6.1)           31.2            (2.3)
                                                                              --------------  --------------  --------------
COMPREHENSIVE INCOME (LOSS)............................................         $    (21.5)     $    (19.4)     $     52.1
                                                                              ==============  ==============  ==============

Current................................................................         $     (6.6)     $     12.9      $    126.0
Deferred...............................................................              (14.9)          (32.3)          (73.9)
                                                                              --------------  --------------  --------------
INCOME TAXES (BENEFIT) APPLICABLE TO COMPREHENSIVE INCOME..............         $    (21.5)     $    (19.4)           52.1
                                                                              ==============  ==============  ==============

INCOME TAXES PAID (RECOVERED)..........................................         $     (2.2)     $    (47.0)     $    135.8
                                                                              ==============  ==============  ==============

For the years 2002, 2001 and 2000, the effective federal income tax rates applicable to income from continuing operations differ from the 35.0% statutory tax rate. Items giving rise to the differences and the effects are as follow:

                                                                                    2002           2001            2000
                                                                              --------------- --------------  --------------

Income taxes (benefit) at statutory rate...............................         $      .2       $    19.2       $    59.2
Tax advantaged investment income.......................................             (12.6)           (7.2)           (6.7)
Non-deductible intangible asset amortization and impairments...........               --             --               2.7
Minority interest in income of subsidiaries............................              --              --              (2.0)
Other, net.............................................................              (3.0)           (6.4)           (3.3)
Differential earnings (mutual life insurance company equity tax).......              --             (21.0)           10.4
                                                                              --------------- --------------  --------------
INCOME TAXES (BENEFIT) APPLICABLE TO CONTINUING OPERATIONS.............         $   (15.4)      $   (15.4)      $    60.3
                                                                              =============== ==============  ==============

Deferred income tax assets (liabilities) attributable to temporary differences at year-end 2002 and 2001 follow:

                                                                                                   2002            2001
                                                                                              --------------  --------------

Deferred income tax assets:
Future policyholder benefits............................................................        $   190.3       $   207.8
Unearned premiums / deferred revenues...................................................            129.3           133.6
Policyholder dividend obligation........................................................            113.3            16.3
Employee benefits.......................................................................             83.5            84.6
Intangible assets.......................................................................              2.6            --
Investments.............................................................................             93.3            68.7
Net operating loss carryover benefits...................................................             34.7            --
Foreign tax credits carryover benefits..................................................               .1            --
Other...................................................................................             28.0            --
                                                                                              --------------  --------------
GROSS DEFERRED INCOME TAX ASSETS........................................................            675.1           511.0
                                                                                              --------------  --------------
Deferred tax liabilities:
Deferred policy acquisition costs.......................................................           (282.1)         (234.1)
Investments.............................................................................           (348.6)         (235.0)
Other ..................................................................................            (14.4)          (19.0)
                                                                                              --------------  --------------
GROSS DEFERRED INCOME TAX LIABILITIES...................................................           (645.1)         (488.1)
                                                                                              --------------  --------------
DEFERRED INCOME TAX ASSET ..............................................................        $    30.0       $    22.9
                                                                                              ==============  ==============

We have elected to file a consolidated federal income tax return for 2002 and prior years with The Phoenix Companies. Within the consolidated tax return, we are required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

At year-end 2002, we had net operating losses of $99.1 for federal income tax purposes of which $1.3 expires in 2011, $1.3 expires in 2012, $24.6 expires in 2015, $15.6 expires in 2016 and $56.2 expires in 2017. The operating losses are primarily attributable to the life insurance group of subsidiaries. We believe that the tax benefits of these losses will be fully realized before their expiration. As a result, no valuation allowance has been recorded against the deferred income tax asset resulting from the net operating losses.

At year-end 2002, we had foreign tax credit carryover totaling $0.1, which is scheduled to expire in 2006. We expect to realize the benefits of the foreign tax credits, therefore, no valuation allowance has been recorded against this tax benefit.


9.       EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

We have entered into agreements with certain key executives of both Phoenix Life and PXP that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by the company for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements.

We recorded a non-recurring expense of $27.1 ($17.6 after income taxes) in 2002 primarily in connection with organizational and employment-related costs. In the fourth quarter of 2002, we recorded an additional non-recurring expense of $3.5 ($2.6 after income taxes) primarily associated with a work force reduction commitment.

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 ("ERISA"). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, Phoenix Life sponsored the aforementioned employee benefit plans. Effective June 25, 2001, Phoenix Life's parent, The Phoenix Companies, Inc., became the sponsor of these plans whereas substantially all of our employees remained participants of the plans.

We recognize pension and other post-retirement benefit costs and obligations over the employees' expected service periods by discounting an estimate of aggregate benefits. We estimate aggregate benefits by using assumptions for employee turnover, future compensation increases, rates of return on pension plan assets and future health care costs. We recognize an expense for differences between actual experience and estimates over the average future service period of participants. We recognize an expense for our contributions to employee and agent savings plans at the time employees and agents make contributions to the plans. We also recognize the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Effective with the change in sponsorship of employee benefit plans to our parent, the liability for the excess of accrued pension cost of each plan over the amounts contributed to the plans are recorded as an employee benefit liability due to parent.

Prior to the aforementioned change in plan sponsorship to our parent in 2001, we also recognized an additional liability for any excess of the accumulated benefit obligation of each plan over the fair value of plan assets. The offset to this additional liability is first recognized as an intangible asset, which is limited to unrecognized prior service, including any unrecognized net transition obligation. Any additional offsets are then recognized as an adjustment to accumulated other comprehensive income. Effective with the June 25, 2001 change in sponsorship of our pension plans to our parent, the additional liability for excess of accumulated benefit obligation over the plan assets became a direct liability of our parent. Accordingly we have accounted for this foregiveness of a liability by our parent as a capital contribution of $14.4 million as of January 1, 2002.


Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

The Phoenix Companies' changes in the plans' assets and projected benefit obligations for the years 2002 and 2001 follow:

                                                                        EMPLOYEE PLAN               SUPPLEMENTAL PLAN
                                                                 ----------------------------  -----------------------------
                                                                     2002           2001           2002           2001
                                                                 -------------  -------------  -------------- --------------

ASSETS:
Plan assets' actual return....................................     $   (43.2)     $   (28.4)     $    --        $    --
Employer contributions........................................          --             --              4.2            5.2
Participant benefit payments..................................         (24.2)         (21.3)          (4.2)          (5.2)
                                                                 -------------  -------------  -------------- --------------
Change in plan assets.........................................         (67.4)         (49.7)          --             --
Plan assets, beginning of year................................         395.1          444.8           --             --
                                                                 -------------  -------------  -------------- --------------
PLAN ASSETS, END OF YEAR......................................     $   327.7      $   395.1      $    --        $    --
                                                                 =============  =============  ============== ==============

PROJECTED BENEFIT OBLIGATION:
Service and interest cost accrual.............................     $   (36.5)     $   (33.5)     $   (12.0)     $   (11.0)
Actuarial gain (loss).........................................         (23.2)           0.2          (17.8)         (23.7)
Plan amendments...............................................         (11.8)          (4.3)          19.1          (14.5)
Curtailments..................................................          --            (12.2)          (0.6)          (2.2)
Participant benefit payments..................................          24.2           21.3            4.2            5.2
                                                                 -------------  -------------  -------------- --------------
Change in projected benefit obligation........................         (47.3)         (28.5)          (7.1)         (46.2)
Projected benefit obligation, beginning of year...............        (362.8)        (334.3)        (119.8)         (73.6)
                                                                 -------------  -------------  -------------- --------------
PROJECTED BENEFIT OBLIGATION, END OF YEAR.....................     $  (410.1)     $  (362.8)     $  (126.9)     $  (119.8)
                                                                 =============  =============  ============== ==============

The funded status of the plans at year-end 2002 and 2001 follows:

                                                                       EMPLOYEE PLAN                SUPPLEMENTAL PLAN
                                                               ------------------------------  -----------------------------
                                                                   2002            2001            2002            2001
                                                               --------------  --------------  --------------  -------------

Excess of accrued pension benefit cost
  over amount contributed to plan............................    $   (25.7)      $   (26.6)      $   (73.6)      $   (60.9)
Excess of accumulated benefit obligation over plan assets....        (25.3)           --             (37.9)          (40.8)
                                                               --------------  --------------  --------------  -------------
Accrued benefit obligation in other liabilities .............        (51.0)          (26.6)         (111.5)         (101.7)
Intangible asset  ...........................................         14.2            --              --              18.6
Minimum pension liability adjustment in
  accumulated other comprehensive income.....................         11.1            --              37.9            22.2
                                                               --------------  --------------  --------------  -------------
Funding status recognized in balance sheet ..................        (25.7)          (26.6)          (73.6)          (60.9)
                                                               --------------  --------------  --------------  -------------
Net unamortized gain (loss) .................................        (47.4)           55.4           (54.4)          (40.3)
Unamortized prior service (cost) credit .....................        (14.2)           (3.9)            1.1           (18.6)
Net unamortized transition asset ............................          4.9             7.4            --              --
                                                               --------------  --------------  --------------  -------------
Funding status unrecognized in balance sheet ................        (56.7)           58.9           (53.3)          (58.9)
                                                               --------------  --------------  --------------  -------------
PLAN ASSETS GREATER (LESS) THAN
  PROJECTED BENEFIT OBLIGATIONS, END OF YEAR ................    $   (82.4)      $    32.3       $  (126.9)      $  (119.8)
                                                               ==============  ==============  ==============  =============

At year-end 2002, we estimate minimum funding requirements for the employee pension plan of $138.0 through 2007, including $1.7 in 2003 and $8.6 in 2004.

OTHER POST-EMPLOYMENT BENEFITS. The funded status of the other post-retirement plans at year-end 2002 and 2001 follows:

                                                                                                  2002            2001
                                                                                              --------------  --------------

Accrued benefit obligation included in other liabilities................................        $  (106.4)      $  (108.7)
                                                                                              --------------  --------------
Net unamortized gain....................................................................             18.3            42.0
Unamortized prior service (costs) credits...............................................             13.9            (2.1)
                                                                                              --------------  --------------
Funding status unrecognized in balance sheet............................................             32.2            39.9
                                                                                              --------------  --------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS, END OF YEAR........................        $   (74.2)      $   (68.8)
                                                                                              ==============  ==============

The health care cost trend rate has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated post-retirement benefit obligation by $3.1 and the annual service and interest cost by $0.4. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated post-retirement benefit obligation by $3.0 and the annual service and interest cost by $0.4.


10.      OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities, minimum pension liability adjustments in excess of unrecognized prior service cost, foreign currency translation gains and losses and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. Minimum pension liability adjustments in excess of unrecognized prior service cost are adjusted or eliminated in subsequent periods to the extent that plan assets exceed accumulated benefits. Foreign currency translation gains and losses are recorded in accumulated other comprehensive income until the foreign entity is sold or liquidated or the functional currency of that entity is deemed to be highly inflationary. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Sources of other comprehensive income for the years 2002, 2001 and 2000 follow:

                                                        2002                      2001                      2000
                                             -------------------------------------------------------------------------------
                                                 GROSS          NET         GROSS         NET         GROSS         NET
                                             ------------- ------------ ------------- ------------ ------------ ------------

Gains (losses) on investments.............     $  683.0     $  141.4      $   86.5     $    6.9     $  205.2     $   57.6
Gains (losses) on affiliate debt securities      (116.5)       (75.7)        110.6         71.9         --           --
Net realized investment gains (losses)
  on available-for-sale securities
  included in net income..................       (140.7)       (91.4)        (17.0)       (12.9)       (90.6)       (58.9)
                                             ------------- ------------ ------------- ------------ ------------ ------------
Net unrealized investment gains (losses)..        425.8        (25.7)        180.1         65.9        114.6         (1.3)
Net unrealized derivative instruments
  gains...................................          5.3          3.4           7.7          5.0         --           --
Net unrealized foreign currency
  translation adjustment .................          7.1          1.2          (2.6)        (1.7)        (7.1)        (4.6)
Minimum pension liability adjustment......         --           --           (12.8)        (8.3)         2.5          1.6
                                             ------------- ------------ ------------- ------------ ------------ ------------
Other comprehensive income................        438.2     $  (21.1)        172.4     $   60.9        110.0     $   (4.3)
                                             ------------- ============ ------------- ============ ------------ =============
Applicable policyholder
  dividend obligation.....................        369.4                      108.8                      --
Applicable deferred policy acquisition
  cost amortization.......................         95.9                      (28.5)                    116.6
Applicable deferred income taxes (benefit)         (6.1)                      31.2                      (2.3)
                                             --------------             -------------             -------------
Offsets to other comprehensive income.....        449.9                      111.5                     114.3
                                             --------------             -------------             -------------
OTHER COMPREHENSIVE INCOME................     $  (21.1)                  $   60.9                  $   (4.3)
                                             ==============             =============             =============

Components of accumulated other comprehensive income at year-end 2002 and 2001 follows:

                                                                                  2002                      2001
                                                                        -------------------------- -------------------------
                                                                            GROSS         NET          GROSS         NET
                                                                        ------------- ------------ ------------- -----------

Unrealized gains on investments......................................     $  691.4     $   70.4     $  265.6     $   96.1
Unrealized gains on derivative instruments...........................         13.0          8.4          7.7          5.0
Unrealized currency translation adjustment...........................         (1.6)        (4.4)        (8.7)        (5.6)
Minimum pension liability adjustment.................................         --           --          (22.2)       (14.4)
                                                                        ------------- ------------ ------------- -----------
Accumulated other comprehensive income...............................        702.8     $   74.4        242.4     $   81.1
                                                                        ------------- ============= ------------ =============
Applicable policyholder dividend obligation..........................        478.2                     108.8
Applicable deferred policy acquisition costs.........................        106.3                      10.4
Applicable deferred income taxes.....................................         43.9                      42.1
                                                                        -------------             -------------
Offsets to other comprehensive income................................        628.4                     161.3
                                                                        -------------             -------------
ACCUMULATED OTHER COMPREHENSIVE INCOME...............................     $   74.4                  $   81.1
                                                                        =============             =============


11.      DISCONTINUED OPERATIONS

During 1999, we discontinued the operations of three of our business segments which in prior years had been reflected as reportable business segments: reinsurance operations, group life and health operations and real estate management operations. We sold several operations, had a signed agreement to sell one of the operations and we implemented plans to withdraw from the remaining businesses. The operating results of discontinued operations and the gain or loss on disposal are shown in the table below.

During 1999, we placed certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under those contracts.

We established reserves and reinsurance recoverables for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves and reinsurance recoverables are a net present value amount that is based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect under our finite reinsurance and other reinsurance to cover our losses and the likely legal and administrative costs of winding down the business.

Total reserves were $35.0 and $60.0 and total reinsurance recoverables were $65.0 and $30.0 at year-end 2002 and 2001, respectively. In addition, in 1999 we purchased finite aggregate excess-of-loss reinsurance to further protect us from unfavorable results from this discontinued business. The maximum coverage available from our finite reinsurance coverage is currently $120.0. The amount of our total financial provisions at year-end 2002 was therefore $90.0, consisting of reserves, less reinsurance recoverables, plus the amount currently available from our finite aggregate excess-of-loss reinsurance. Based on the most recent information, we did not recognize any additional reserve provisions during 2002 and 2001. In 2000, we increased reserves by $97.0 (before income taxes) to reflect expected deteriorating trends in claim experience and higher expenses.

We expect the additional reserves and aggregate excess-of-loss reinsurance coverage to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, we expect to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes.

A significant portion of the claims arising from our discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. (Unicover). Unicover organized and managed a group, or pool, of insurance companies (Unicover pool) and certain other facilities, which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. We were a member of the Unicover pool and we terminated our participation in the pool effective March 1, 1999. Additional information on reinsurance disputes is included in
Note 17.

In April 2000, we exited the group life and health business and sold all of the common stock of three subsidiaries and 97% of the common stock of another subsidiary, which was renamed GE Group Life Assurance Company to GE Financial Assurance Holdings, Inc. (GE). We retained the remaining 3.0% of that insurer. The sales proceeds totaled $283.9, with $238.9 in cash and $45.0 in common stock, representing a 3.1% interest in GE Life and Annuity Assurance Company, a subsidiary of GE. In October 2000, we also sold all of the common stock of two other life and health subsidiaries to GE. The sales proceeds totaled $2.0. The net gain on the sales of $71.7 is reported as gain on disposal of discontinued operations. We have the right to put these shares of GE Group Life Assurance Company and GE Life and Annuity Assurances Company to GE beginning in 2005.

In May 2000, we sold our investment in 50% of the outstanding common stock of a real estate property management firm, for $6.0. The transaction resulted in a loss of $0.6.

The operating results of discontinued operations and the loss on disposal for the year 2000 are presented below. There were no additional operating results for the years ended 2002 and 2001. Earnings from discontinued operations follow:

                                                                               GROUP LIFE      REAL ESTATE
                                                              REINSURANCE      AND HEALTH      MANAGEMENT         TOTAL
                                                             --------------   --------------  --------------   -------------

REVENUE...................................................     $     --         $    117.6      $      0.4       $   118.0
                                                             ==============   ==============  ==============   =============

Income from discontinued operations
  before income taxes.....................................     $     --         $     14.8      $     (0.3)      $    14.5
Applicable income taxes (benefit).........................           --                5.2            (0.1)            5.1
                                                             --------------   --------------  --------------   -------------
INCOME FROM DISCONTINUED OPERATIONS.......................     $     --         $      9.6      $     (0.2)      $     9.4
                                                             ==============   ==============  ==============   =============

Gain (loss) on disposal of discontinued operations........     $   (103.0)      $     71.7      $     (0.6)      $   (31.9)
Applicable income taxes (benefit).........................          (36.0)            25.2            (0.2)          (11.0)
                                                             --------------   --------------  --------------   -------------
LOSS ON DISPOSAL OF DISCONTINUED OPERATIONS...............     $    (67.0)      $     46.5      $     (0.4)      $   (20.9)
                                                             ==============   ==============  ==============   =============

We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and separately identified them on our balance sheet.


12.      FAIR VALUE OF FINANCIAL INSTRUMENTS AND DERIVATIVE INSTRUMENTS

The carrying amounts and estimated fair values of financial instruments at year-end 2002 and 2001 follow:

                                                                       2002                              2001
                                                         ---------------------------------  --------------------------------
                                                            CARRYING           FAIR            CARRYING          FAIR
                                                             VALUE             VALUE            VALUE            VALUE
                                                         ---------------   ---------------  ---------------  ---------------

Cash and cash equivalents..........................        $     970.8       $     970.8      $     547.9      $     547.9
Debt securities (Note 3) ..........................           11,836.8          11,836.8          9,607.7          9,607.7
Equity securities (Note 3).........................              256.9             256.9            286.0            286.0
Mortgage loans (Note 3)............................              468.8             488.2            535.8            554.1
Derivative financial instruments...................               37.1              37.1             20.6             20.6
Policy loans (Note 3)..............................            2,195.9           2,367.9          2,172.2          2,252.9
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL ASSETS...................................        $  15,766.3       $  15,957.7      $  13,170.2      $  13,269.2
                                                         ===============   ===============  ===============  ===============
Investment contracts...............................        $   3,428.5       $   3,514.7      $   1,548.7      $   1,549.4
Indebtedness (Note 5)..............................              175.0             182.5            175.0            183.4
Derivative financial instruments...................               26.5              26.5              9.7              9.7
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL LIABILITIES..............................        $   3,630.0       $   3,723.7      $   1,733.4      $   1,742.5
                                                         ===============   ===============  ===============  ===============

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

All derivative instruments are recognized on the balance sheet at fair value. Generally, each derivative is designated according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Changes in the fair value of foreign currency swaps used as hedges of the fair value of foreign currency denominated assets are reported in current period earnings with the change in value of the hedged asset attributable to the hedged risk. Cash flow hedges are generally accounted for under the shortcut method with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net investment income in the period incurred.

CASH FLOW HEDGES

We currently hold interest rates swaps that effectively convert variable rate bond cash flows to fixed cash flows in order to better match the cash flows of associated liabilities. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness was recorded in earnings for 2002 and 2001. We do not expect to reclassify any amounts reported in accumulated other comprehensive income into earnings over the next twelve months with respect to these hedges.

We recognized an after-tax gain of $1.8 and $3.0 for the years 2002 and 2001 in accumulated other comprehensive income related to changes in fair value of interest rate forward swaps designated as cash flow hedges of the forecasted purchase of assets. At year-end 2002 we expect to reclassify into earnings over the next twelve months $0.6 of the deferred after tax gains on these derivative instruments. For the year 2001, we reclassified an after-tax gain of $0.3 to net realized investment gains related to these same derivatives.

NON-HEDGING DERIVATIVES

We also hold interest rate swaps that were initially entered into as hedges of an anticipated purchase of assets associated with an acquisition of a block of insurance liabilities. Subsequently, offsetting swap positions were taken to lock in a stream of income to supplement the income on the assets purchased.

On January 1, 2001, we recorded a net-of-tax cumulative effect adjustment of $1.3 (gain) in earnings to recognize at fair value all derivatives that were designated as fair-value hedging instruments. We recorded an offsetting net-of-tax cumulative effect adjustment of $1.3 (loss) in earnings to recognize the difference attributable to the hedged risks between the carrying values and fair values of the related hedged assets and liabilities. We also recorded a net-of-tax cumulative effect adjustment of $1.1 (gain) in accumulated other comprehensive income to recognize, at fair value, all derivatives that are designated as cash-flow hedging instruments. For derivative instruments that were not designated as hedges, we also recorded a cumulative effect adjustment of $6.9 in earnings, ($3.9 after income taxes) in earnings to recognize these instruments at fair value.

We held the following positions in derivative instruments at year-end 2002 and 2001 at fair value:

                                                                                  2002                      2001
                                                                        -------------------------- -------------------------
                                             NOTIONAL
                                             AMOUNT(1)     MATURITY(1)       ASSET        LIABILITY        ASSET        LIABILITY
                                           -------------  -------------  -------------  -------------  -------------  -------------
Interest rate swaps:
  Fair value hedges.........................  $    --           --        $    --        $    --        $     2.9       $    --
  Cash flow hedges..........................       30         2007              5.6           --              3.1            0.5
  Non hedges................................      360         2007             30.7           26.5           13.8            9.2
Other.......................................      135        2003-08            0.8           --              0.8            --
                                           -------------  -------------  -------------  -------------  -------------  -------------
TOTAL DERIVATIVE INSTRUMENT POSITIONS.......  $   525                     $    37.1      $    26.5      $    20.6       $     9.7
                                           =============                 =============  =============  =============  =============

We are exposed to credit risk in the event of nonperformance by counterparties to these derivative instruments. We do not expect that counterparties will fail to meet their financial obligation as we only enter into derivative contracts with a number of highly rated financial institutions. The credit exposure of these instruments is the

-----------------------
(1) Notional amounts and maturities relate to contracts in effect at December 31, 2002.

positive fair value at the reporting date, or $37.1 and $20.6 at year-end 2002 and 2001, respectively. We consider the likelihood of any material loss on these instruments to be remote.

13.      PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

Our insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities.

As of January 1, 2001 the New York Insurance Department adopted the National Association of Insurance Commissioner's (NAIC) Codification of Statutory Accounting Principles guidance, with the exception for accounting for deferred income taxes. Codification guidance replaced the accounting practices and procedures manual as the NAIC's primary guidance on statutory accounting; it also provides guidance for areas where statutory accounting has been silent and changed current statutory accounting in other areas. The effect of adoption decreased the statutory surplus of our insurance subsidiaries by $66.4, primarily as a result of non-admitting certain assets and recording increased investment reserves. As of year-end 2002, the New York Insurance Department adopted the NAIC codification guidance for accounting for deferred income taxes. As a result, Phoenix Life recorded a $135.8 increase to surplus at December 31, 2002.

At year-end 2002, statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily as follows:

   o     policy acquisition costs are expensed when incurred;
   o     investment reserves are based on different assumptions;
   o     surplus notes are included in surplus rather than debt;
   o post-retirement benefit expense allocated to Phoenix Life relate only to vested participants and expense is based on different assumptions and reflect a different method of adoption;
   o     life insurance reserves are based on different assumptions; and
   o net deferred income tax assets in excess of 10% of previously filed statutory capital and surplus plus carry back potential are not recorded.

Statutory financial data for Phoenix Life at year-end 2001 and 2002 and for the years 2002, 2001 and 2000 are as follows:

                                                                                  2002             2001            2000
                                                                             --------------   --------------  --------------

Statutory capital and surplus, and asset valuation reserve...............      $ 1,008.0        $ 1,371.3       $ 1,882.5
Statutory gain from operations...........................................      $    44.5        $   119.9           266.4
Statutory net income (loss)..............................................      $     7.5        $   (13.4)      $   266.1

New York Insurance Law requires that New York life insurers report their risk based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York insurance law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) at year-end 2002 and 2001.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval in the amount of the lesser of 10% of Phoenix Life's capital and surplus as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $113.8 and $132.3 in 2002 and

2001, respectively, and will be able to pay dividends of $44.5 in 2003 without prior approval from the New York Insurance Department. Any additional dividend payments in 2003 are subject to the discretion of the New York Superintendent of Insurance.


14.      PREMISES AND EQUIPMENT

Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation. We depreciate real estate on the straight-line method over 10 to 45 years. We depreciate equipment primarily on the modified accelerated method over 3 to 10 years. We depreciate leasehold improvements over the terms of the related leases.

Premises and equipment are included in other general account assets in our balance sheet. Cost and carrying value at year-end 2002 and 2001 follows:

                                                                             2002                          2001
                                                                 -----------------------------  ----------------------------
                                                                                   CARRYING                      CARRYING
                                                                     COST           VALUE           COST          VALUE
                                                                 -------------   -------------  -------------  -------------

Real estate...................................................     $  155.5        $   72.1       $  157.1       $   79.1
Equipment.....................................................        134.7            26.0          131.6           23.1
                                                                 -------------   -------------  -------------  -------------
PREMISES AND EQUIPMENT........................................     $  290.2        $   98.1       $  288.7       $  102.2
                                                                 =============   =============  =============  =============

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $12.1, $13.4 and $14.1 in 2002, 2001 and 2000, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $24.6 at year-end 2002, payable as follows: 2003, $8.7; 2004, $6.4; 2005, $4.7; 2006, $2.6; 2007, $1.8 and $0.4
thereafter.


15.      RELATED PARTY TRANSACTIONS

As of June 25, 2001, the following indirect wholly-owned subsidiaries of Phoenix Life were transferred to Phoenix, or one of its subsidiaries; PXP, Phoenix Charter Oak Trust Company, WS Griffith Securities, Inc., WS Griffith Associates, Inc. and Main Street Management Company. Proceeds from the transfer were $659.8 million. The transfer of these entities resulted in a pre-tax gain of $222.6 million ($146.1 million, net of tax).

PXP, an indirect wholly-owned subsidiary of Phoenix, through its affiliated registered investment advisors, provides investment advisory services (e.g. general account and variable separate account products) to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life were $3.7 million for the six months ended December 31, 2001 and $8.2 million for the twelve months ended December 31, 2002. Amounts payable to the affiliated investment advisors were $546 and $565 thousand, as of December 31, 2001 and 2002, respectively. Variable product separate accounts fees, net of reimbursement were $3.1 million for the six months ended December 31, 2001 and $5.3 million for the twelve months ended December 31, 2002.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with PXP, due March 1, 2006, in exchange for the debentures held by Phoenix Life. Interest is payable quarterly in arrears at an annual rate based on LIBOR plus 2%. The average blended interest rate was approximately 5% and 4% for the years ended December 31, 2001 and 2002, respectively. The loan agreement requires no principal repayment prior to maturity.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of PXP, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker dealers who are licensed to sell Phoenix Life annuity contracts. As of June 30, 2001 PXP was no longer a subsidiary of Phoenix Life due to the transfer to The Phoenix Companies. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $26.5 million for the six months ended December 31, 2001 and $43.5 million for the twelve months ended December 31, 2002. Amounts payable to PEPCO were $4.7 million and $3.3 million, as of December 31, 2001 and 2002, respectively.

In 2001, Phoenix reimbursed Phoenix Life $42.6 million for expenses incurred in conjunction with the demutualization and $41.5 million for policy credits and payments to eligible policyholders in lieu of stock.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than 5 percent of The Phoenix Companies' outstanding common stock. In 2002, we paid approximately $10.7 million, as compensation for the sale of our insurance and annuity products, to entities which were either subsidiaries of State Farm or owned by State Farm employees.


16.      CONTINGENT LIABILITIES

As described in Note 13, a significant portion of the claims arising from our discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. (Unicover). We are involved in disputes relating to the activities of Unicover. Under Unicover's underwriting authority, the Unicover pool and Unicover facilities wrote a dollar amount of reinsurance coverage that was many times greater than originally estimated. As a member of the Unicover pool, we are involved in several proceedings in which the pool members assert that they can deny coverage to certain insurers that claim that they purchased reinsurance coverage from the pool.

Further, we were, along with Sun Life Assurance of Canada (Sun Life) and Cologne Life Reinsurance Company (Cologne Life), a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed. In September 1999, we joined an arbitration proceeding that Sun Life had begun against the members of the Unicover pool and the Unicover facilities. In this arbitration, we and Sun Life sought to cancel our retrocession agreements on the grounds that material misstatements and nondisclosures were made to us about, among other things, the amount of risks we would be reinsuring. The arbitration proceeded only with respect to the Unicover pool because we, Sun Life and Cologne Life reached settlement with the two Unicover facilities in the first quarter of 2000. On October 8, 2002, the arbitration panel issued its decision. The financial implications of the decision are consistent with our current financial provisions.

In our capacity as a retrocessionaire of the Unicover business, we had an extensive program of our own reinsurance in place to protect us from financial exposure to the risks we had assumed. Currently, we are involved in separate arbitration proceedings with certain of our own retrocessionaires which are seeking on various grounds to avoid paying any amounts to us. Because the same retrocession program that covers our Unicover business covers a significant portion of our other remaining group accident and health reinsurance business, we could have additional material losses if one or more of our retrocessionaires successfully avoids its obligations.

During 2000, we reached settlements with several of the companies involved in Unicover. In January 2000, we and the other member companies of the Unicover pool settled with EBI Indemnity Company and affiliates of the Orion Group (EBI/Orion), by which all pool members were released from their obligations as reinsurers of EBI/Orion. Also in January 2000, we settled with Reliance Insurance Company (Reliance) and its parent Reliance Group Holdings, Inc. and were released from our obligations as a reinsurer of the so-called Reliance facility. In March 2000, we settled with Reliance, Lincoln National Life Insurance Company and Lincoln National Health and Casualty Company, releasing us from our obligation as a reinsurer of the so-called Lincoln facility. In May 2000, we reached an agreement with one of our retrocessionaires, and recovered a substantial portion of its settlement cost on the Reliance settlement. Financial terms of these settlements were consistent with the provisions we established in 1999. There was no effect on net income resulting from these settlements for year-end 2000.

A second set of disputes involves personal accident business that was reinsured in the London reinsurance market in the mid-1990s in which we participated. The disputes involve multiple layers of reinsurance, and allegations that the reinsurance program created by the brokers involved in placing those layers was interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in arbitrations in which those top layer companies are attempting to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, many of these companies are currently participating in negotiations of the disputes for certain contract years, and we believe that similar discussions will follow for the remaining years. Although we are vigorously defending our contractual rights, we are actively involved in the attempt to reach negotiated business solutions.

Given the uncertainty associated with litigation and other dispute resolution proceedings, and the expected long-term development of net claims payments, the estimated amount of the loss on disposal of reinsurance discontinued operations may differ from actual results. However, it is our opinion, after consideration of the provisions made in these financial statements, as described above, that future developments will not have a material effect on our financial position.

                                     PART C
                                OTHER INFORMATION


ITEM 27. EXHIBITS

(a)   BOARD OF DIRECTORS RESOLUTION.

      Resolution of the Board of Directors of Phoenix Mutual establishing the Separate Account is incorporated by reference to Registrant's April 29, 1998 EDGAR filing on form S-6 (File No. 033-06793). [Accession Number 0000949377-98-000063]


(b)   CUSTODIAN AGREEMENTS.

      Not applicable.


(c)   UNDERWRITING CONTRACTS

      Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated December 31, 1996 is incorporated by reference to Registrant's April 29, 1998 EDGAR filing on form S-6 (File No. 033-06793). [Accession Number 0000949377-98-000063]

      Form of Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of Policies is incorporated by reference to Registrant's April 29, 1998 EDGAR filing on form S-6 (File No. 033-06793). [Accession Number 0000949377-98-000063]


(d)   CONTRACTS

      Version A:
      (1) Estate Edge - Flexible Premium Survivorship Variable Universal Life Insurance Policy Form Number V602 of Depositor is incorporated by reference to Registrant's March 12, 1997 EDGAR filing on Form S-6 (File No. 333-23171). [Accession Number 0000949377-97-000039]
      (2) Estate Term Rider, Form UR36 of the Depositor is incorporated by reference to Registrant's February 27, 2003 EDGAR filing on Form N-6 (File No. 333-23171). [Accession Number 0000949377-03-000094]
      (3) LifePlan Options Rider, Form UR74 of the Depositor is incorporated by reference to Registrant's February 27, 2003 EDGAR filing on Form N-6 (File No. 333-23171). [Accession Number 0000949377-03-000094]
      (4) Conditional Exchange Option Rider, Form VR13 of the Depositor is incorporated by reference to Registrant's February 27, 2003 EDGAR filing on Form N-6 (File No. 333-23171). [Accession Number 0000949377-03-000094]
      (5) Four-Year Survivorship Term Rider, Form VR14 of the Depositor is incorporated by reference to Registrant's February 27, 2003 EDGAR filing on Form N-6 (File No. 333-23171). [Accession Number 0000949377-03-000094]
      (6) Disablility Benefit Rider, Form VR15 of the Depositor is incorporated by reference to Registrant's February 27, 2003 EDGAR filing on Form N-6 (File No. 333-23171). [Accession Number 0000949377-03-000094]
      (7) Policy Split Option Rider, Form VR16 of the Depositor is incorporated by reference to Registrant's February 27, 2003 EDGAR filing on Form N-6 (File No. 333-23171). [Accession Number 0000949377-03-000094]
      (8) Guaranteed Death Benefit Rider, Form VR17 of the Depositor is incorporated by reference to Registrant's February 27, 2003 EDGAR filing on Form N-6 (File No. 333-23171). [Accession Number 0000949377-03-000094]
      (9) Conversion to Universal Life Rider, Form VR30 of the Depositor is incorporated by reference to Registrant's February 27, 2003 EDGAR filing on Form N-6 (File No. 333-23171). [Accession Number 0000949377-03-000094]
      (10) Age 100+ Rider, Form VR40 of the Depositor is incorporated by reference to Registrant's February 27, 2003 EDGAR filing on Form N-6 (File No. 333-23171). [Accession Number 0000949377-03-000094]

      Version B:
      (1) Estate Strategies - Flexible Premium Survivorship Variable Universal Life Insurance Policy Form Number V611 of Depositor, is incorporated by reference to Registrant's February 14, 2001 EDGAR filing on form S-6 (File No. 333-23171). [Accession Number 0000949377-01-000042]
      (2) Estate Term Rider, Form UR36 of the Depositor, listed under Version A, above.
      (3) LifePlan Options Rider, Form UR74 of the Depositor, listed under Version A, above.
      (4) Conditional Exchange Option Rider, Form VR13 of the Depositor, listed under Version A, above.
      (5) Four-Year Survivorship Term Rider, Form VR14 of the Depositor, listed under Version A, above.
      (6) Disablility Benefit Rider, Form VR15 of the Depositor, listed under Version A, above.
      (7) Policy Split Option Rider, Form VR16 of the Depositor, listed under Version A, above.
      (8) Guaranteed Death Benefit Rider, Form VR17 of the Depositor, listed under Version A, above.
      (9) Conversion to Universal Life Rider, Form VR30 of the Depositor, listed under Version A, above.
      (10) Age 100+ Rider, Form VR41 of the Depositor is incorporated by reference to Registrant's February 27, 2003 EDGAR filing on Form N-6 (File No. 333-23171) [Accession Number 0000949377-03-000094].


(e)   APPLICATIONS

      Version A:
      Form of application for Estate Edge is incorporated by reference to Registrant's September 10, 1997 EDGAR filing on Form S-6 (File No. 033-23171). [Accession Number 0000949377-97-000126]

      Version B:
      Form of application for Estate Strategies is incorporated by reference to Registrant's February 14, 2001 EDGAR filing on Form S-6 (File No. 333-23171). [Accession Number 0000949377-01-000042]


(f)   DEPOSITOR'S CERTIFICATE OF INCORPORATION AND BY-LAWS.

      Charter of Phoenix Home Life is incorporated by reference to Registrant's April 29, 1998 EDGAR filing on Form S-6 (File No. 033-06793) [Accession Number 0000949377-98-000063]

      By-laws of Phoenix Home Life filed is incorporated by reference to Registrant's April 29, 1998 EDGAR filing on Form S-6 (File No. 033-06793) [Accession Number 0000949377-98-000063]


(g)   REINSURANCE CONTRACTS.

      Not applicable.


(h)   PARTICIPATION AGREEMENTS.

      (1) Participation Agreement between Phoenix Home Life Mutual Insurance Company and Franklin Templeton Distributors, Inc. is incorporated by reference to Registrant's Edgar filing on form S-6 (File No. 033-06793) on April 30, 2002. [Accession Number
           0000949377-02-000248].

      (2) Participation Agreement(s) between Phoenix Home Life Mutual Insurance Company and Wanger Advisors Trust is incorporated by reference to Registrant's Edgar filing on form S-6 (File No. 033-06793) on April 30, 2002. [Accession Number 0000949377-02-000248].

      (3) Participation agreement between Phoenix Home Life Mutual Insurance Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Registrant's Edgar filing on form S-6 (File No. 033-06793) on April 30, 2002. [Accession Number 0000949377-02-000248].

      (4) Participation agreement between Phoenix Home Life Mutual Insurance Company, Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. is incorporated by reference to Registrant's Edgar filing on form S-6 (File No. 033-06793) on April 30, 2002. [Accession Number 0000949377-02-000248].

      (5) Participation agreement between Phoenix Home Life Mutual Insurance Company, Morgan Stanley Dean Witter Universal Funds, Inc., Miller Anderson & Sherrerd, LLP and Morgan Stanley Dean Witter Investment Management, Inc. is incorporated by reference to Registrant's Edgar filing on form S-6 (File No. 033-06793) on April 30, 2002. [Accession Number 0000949377-02-000248].

      (6) Participation agreement between Phoenix Home Life Mutual Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Registrant's Edgar filing on form S-6 (File No. 033-06793) on April 30, 2002. [Accession Number 0000949377-02-000248].

      (7) Participation agreement between Phoenix Home Life Mutual Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation is incorporated by reference to Registrant's Edgar filing on form S-6 (File No. 033-06793) on April 30, 2002. [Accession Number 0000949377-02-000248].

      (8) Participation agreement between Phoenix Life Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Registrant's Edgar filing on form S-6 (File No. 033-06793) on April 30, 2002. [Accession Number 0000949377-02-000248].


(i)   ADMINISTRATIVE CONTRACTS.

      Administrative Services Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company dated November 12, 2002 in incorporated by reference to Registrant's February 27, 2003 Edgar filing on Form N-6
      (File No. 333-23171) [Accession Number 0000949377-03-000094].


(j)   OTHER MATERIAL CONTRACTS.

      Not applicable.

(k)   LEGAL OPINION.

      (1)  Opinion and Consent of Counsel.


(l)   ACTUARIAL OPINION.

      Not applicable.


(m)   CALCULATION.

      Not applicable.


(n)   OTHER OPINIONS.

      (1) Consent of Independent Accountants
      (2) Opinion and Consent of Brian A. Giantonio, Vice President, Tax and ERISA Counsel.


(o)   OMITTED FINANCIAL STATEMENTS.

      Not applicable.


(p)   INITIAL CAPITAL AGREEMENTS.

      Not applicable.


(q)   REDEEMABILITY EXEMPTION.


      Not applicable.


ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR.

           ----------------------------------------------------------------------------------------------------------
           Name and Principal Business Address             Positions and Offices with Depositor
           ----------------------------------------------------------------------------------------------------------
           Sal H. Alfiero                                  Director
           Protective Industries LLC
           Buffalo, NY
           ----------------------------------------------------------------------------------------------------------
           Peter C. Browning                               Director
           Dean, McColl Business School
           Charlotte, NC
           ----------------------------------------------------------------------------------------------------------
           Arthur P. Byrne                                 Director
           J.W. Childs Associates
           Boston, MA
           ----------------------------------------------------------------------------------------------------------
           Sanford Cloud, Jr.                              Director
           The National Conference for Community Justice
           New York, NJ
           ----------------------------------------------------------------------------------------------------------
           Richard N. Cooper                               Director
           Center for International Affairs
           Harvard University
           Cambridge, MA
           ----------------------------------------------------------------------------------------------------------
           Gordon J. Davis, Esq.                           Director
           LeBoeuf, Lamb, Greene & Macrse, LLP
           New York, NY
           ----------------------------------------------------------------------------------------------------------
           Ann Maynard Gray                                Director
           ----------------------------------------------------------------------------------------------------------
           John E. Haire                                   Director
           Time, Inc.
           New York, NY
           ----------------------------------------------------------------------------------------------------------

           ----------------------------------------------------------------------------------------------------------
           Name and Principal Business Address             Positions and Offices with Depositor
           ----------------------------------------------------------------------------------------------------------
           Jerry J. Jasinowski                             Director
           National Association of Manufacturers
           Washington, D.C.
           ----------------------------------------------------------------------------------------------------------
           Thomas S. Johnson                               Director
           Greenpoint Financial Corporation
           New York, NY
           ----------------------------------------------------------------------------------------------------------
           Marilyn E. LaMarche                             Director
           Lazard Freres & Co. LLC
           New York, NY
           ----------------------------------------------------------------------------------------------------------
           Robert G. Wilson                                Director
           ----------------------------------------------------------------------------------------------------------
           Dona D. Young*                                  Director, Chairman of the Board, Chief Executive
                                                           Officer, and President
           ----------------------------------------------------------------------------------------------------------
           Michael J. Gilotti***                           Executive Vice President
           ----------------------------------------------------------------------------------------------------------
           Michael E. Haylon**                             Executive Vice President and Chief Investment Officer
           ----------------------------------------------------------------------------------------------------------
           Tracy L. Rich*                                  Executive Vice President and General Counsel
           ----------------------------------------------------------------------------------------------------------
           Coleman D. Ross*                                Executive Vice President and Chief Financial Officer
           ----------------------------------------------------------------------------------------------------------
           Simon Y. Tan*                                   Executive Vice President
           ----------------------------------------------------------------------------------------------------------
           John H. Beers*                                  Vice President and Secretary
           ----------------------------------------------------------------------------------------------------------
           Katherine P. Cody*                              Second Vice President and Treasurer
           ----------------------------------------------------------------------------------------------------------

           *     The principal business address of this individual is One American Row, Hartford, CT
           **    The principal business address of this individual is 56 Prospect Street, Hartford, CT
           ***   The principal business address of this individual is 38 Prospect Street, Hartford, CT.


ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                                 ---------------------------------
                                                          Phoenix Life
        |----------------------------------------      Insurance Company          --------------
        |                                                   NY Corp.                           |
        |                         |--------------          (Succ. By                           |
        |                         |                  demutualization, 2001)                    |
        |                         |              ---------------------------------             |
        |                         |                            |                               |
---------------------   -----------------------  ---------------------------------     ---------------------
     Separate                 Variable
  Accounts B, C,            Accumulation                Variable Universal
      and D                   Account                     Life Account              |-    PM Holdings, Inc.
  NY Sep. Accts.          NY Sep. Account               NY Sep. Account             |         CT Corp.
     (7/1/92)                (6/21/82)                     (6/17/85)                |        (1/18/81)
---------------------   -----------------------  ---------------------------------  |  ---------------------
        |                         |                            |                    |         |
----------------------------------------------------------------------------------  | ---------------------
                                                                                    |
                          The Phoenix Edge Series Fund                              |    Phoenix Variable
                                Mass. Bus. Trust                                    |     Advisors, Inc.
                                    (2/18/86)                                       |     Delaware Corp.
                                                                                    |        6/27/95
----------------------------------------------------------------------------------  | ---------------------
      \          \          \                                                       |
       \          \          \      ----------------------------------------------  |
        \          \          \                                                     |
         \          \          \           PHL Variable Insurance Company         --|
          \          \          \              CT Stock Co. (4/24/81)               |
           \          \          \                                                  |
            \          \          \ ----------------------------------------------  |
             \          \          \                           |                    |
                    ---------------------------  ---------------------------------  |
                                                                                    |
                         PHLVIC Variable                   PHL Variable             |
                      Universal Life Account           Accumulation Account         |
                          CT Sep. Acct.        \          CT Sep. Acct.             |
                            (9/10/98)                       (12/7/94)               |
                                                                                    |
                    ---------------------------  ---------------------------------  |
                      \                                                             |
                       \    ------------------------------------------------------  |
                        \                                                           |
                         \              Phoenix Life and Annuity Co.              --|
                          \                   CT Stock Co. (3/96)
                           \
                            ------------------------------------------------------
                              \                           |
                               \   -----------------------------------------------
                                \
                                 \            Phoenix Life and Annuity
                                  \           Variable Universal Life
                                   \                  Account
                                                CT Sep. Acct. (5/97)

                                   -----------------------------------------------

ITEM 30. INDEMNIFICATION
Section 723 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

Article VI Section 6.1 of the By-laws of the Company provides that "To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person, or such person's testator or intestate:

(1) is or was a Director, officer or employees of the Company; or

(2) serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and at the time of such services, was a Director, officer or employee of the Company.

against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred in connection with or as a result of such action, proceeding or investigation, or any appeal therein."

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 31. PRINCIPAL UNDERWRITERS.

1. Phoenix Equity Planning Corporation ("PEPCO")

     (a) PEPCO currently distributes securities of the Phoenix Duff & Phelps Funds, Phoenix Funds, PHLVIC Variable Universal Life Account, Phoenix Life Variable Accumulation Account and Phoenix Life and Annuity Variable Universal Life Account in addition to those of the Registrant.

     (b) Directors and Executive Officers of PEPCO

         NAME                                     POSITION
         ----                                     --------
         Stephen D. Gresham*                      Chairman of the Board and Chief Sales and Marketing Officer
         Michael E. Haylon*                       Director
         William R. Moyer*                        Director, Executive Vice President, Chief Financial Officer and
                                                  Treasurer
         John F. Sharry*                          President
         John H. Beers**                          Vice President and Secretary

         * The business address of this individual is 56 Prospect Street, Hartford, CT
        ** The business address of this individual is One American Row,
           Hartford, CT
     (c) Compensation received by PEPCO during Registrant's last fiscal year:

         NAME OF                     NET UNDERWRITING              COMPENSATION          BROKERAGE
         PRINCIPAL UNDERWRITER       DISCOUNTS AND COMMISSIONS     ON REDEMPTION         COMMISSIONS      COMPENSATION
         ---------------------       -------------------------     -------------         -----------      ------------
         PEPCO                                 $0                        0                    0                 0


ITEM 32. LOCATION OF ACCOUNTS AND RECORDS.

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of Phoenix Life Insurance Company located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083 and 101 Munson Street, Greenfield, Massachusetts 01302.

ITEM 33. MANAGEMENT SERVICES.

Not applicable.


ITEM 34. FEE REPRESENTATION.

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, Phoenix Life Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Life Variable Insurance Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Phoenix Life Variable Universal Life Account certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485 of the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Hartford, State of Connecticut on the 1st day of May, 2003.



                              PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          ------------------------------------------------------
                                              (Registrant)

                     By:             PHOENIX LIFE INSURANCE COMPANY
                          ------------------------------------------------------
                                               (Depositor)

                     By:
                          ------------------------------------------------------
                                      *Dona D. Young, President and
                                         Chief Executive Officer


       ATTEST:               /s/John H. Beers
                -------------------------------------------
                    John H. Beers, Assistant Secretary


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 1st day of May, 2003.

                SIGNATURE                     TITLE
                ---------                     -----

                                              Director
 ---------------------------------------
             *Sal H. Alfiero

                                              Director
 ---------------------------------------
            *Peter C. Browning

                                              Director
 ---------------------------------------
             *Arthur P. Byrne

                                              Director
 ---------------------------------------
           *Sanford Cloud, Jr.

                                              Director
 ---------------------------------------
            *Richard N. Cooper

                                              Director
 ---------------------------------------
             *Gordon J. Davis

                SIGNATURE                     TITLE
                ---------                     -----


                                              Director
 ---------------------------------------
            *Ann Maynard Gray

                                              Director
 ---------------------------------------
              *John E. Haire

                                              Director
 ---------------------------------------
           *Jerry J. Jasinowski

                                              Director
 ---------------------------------------
            *Thomas S. Johnson

                                              Director
 ---------------------------------------
           *Marilyn E. LaMarche

                                              Director
 ---------------------------------------
           *Robert G. Wilson

                                              Director, Chairman of the Board,
                                              President and Chief Executive
 ---------------------------------------      Officer
             *Dona D. Young


By: /s/Richard J. Wirth
--------------------------------------------------

*Richard J. Wirth as Attorney-in-Fact pursuant to Powers of Attorney incorporated by reference to Registant's August 9, 2002 filing on Form S-6 (File No. 333-23171). [Accession Number 0000949377-02-000487]



                                      S-2